As filed with the Securities and Exchange Commission on January 30, 2013

File No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.

☐ Post-Effective Amendment No.

ASTON FUNDS

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

Copy to:

(Name and Address of Agent for Service) Kenneth C. Anderson, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Copy to: Deborah Bielicke Eades Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

TITLE OF SECURITIES BEING REGISTERED: Shares of Beneficial Interest (no par value per share) of the Registrant.

No filing fee is required because of reliance on Section 24(f) and an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                 , 2013

Dear Fellow Shareholder:

ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth Fund) (the “Target Fund”), a series of Aston Funds (the “Trust”), a Delaware statutory trust, will hold a Meeting of Shareholders at [BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581] on [April     , 2013] at [10:00 a.m.] [Eastern Time] (the “Special Meeting”).

The purpose of the Special Meeting is to consider the approval of an Agreement and Plan of Reorganization (and the related transactions) which provides for (i) the transfer of all the assets of the Target Fund to ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund) (the “Acquiring Fund”) in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by the Target Fund of all the shares of each class of the Acquiring Fund received by the Target Fund to the holders of shares of the corresponding class of the Target Fund in complete liquidation and termination of the Target Fund.

We encourage you to read the Questions and Answers section and the full text of the enclosed Proxy Statement/Prospectus.

The Board of Trustees has approved this proposal and urges you to vote “FOR” the proposal.

YOUR VOTE IS IMPORTANT! Please review the attached Proxy Statement/Prospectus carefully. Enclosed is a proxy card that we ask you to complete, sign, date and return as soon as possible in the postage-paid envelope. You may also vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card.

Effective January 31, 2013, Lee Munder Capital Group, LLC (“LMCG”) was appointed as subadviser to the Target Fund. The enclosed document also provides information about LMCG and the new subadvisory agreement for the Fund between LMCG and Aston Asset Management, LP.

Thank you for your attention and your vote with regard to this important proposal. Please call proxy services at (866) 880-8631 if you need more information. Thank you for your response, and we look forward to serving your future investment needs.

Sincerely,

Kenneth C. Anderson
President

Important Information for

ASTON Small Cap Fund Shareholders

At a Special Meeting of shareholders of ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth Fund) (the “Target Fund”), a series of Aston Funds (the “Trust”), you will be asked to vote on an important change affecting your fund. The purpose of the Special Meeting is to allow you to vote on the reorganization of your fund into ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund) (the “Acquiring Fund”). If the reorganization is approved and completed, you will become a shareholder of the Acquiring Fund. The Target Fund and the Acquiring Fund are referred to herein collectively as the “Funds” and each individually as a “Fund.”

Although we recommend that you read the full text of the enclosed Proxy Statement/Prospectus, for your convenience, below is a brief overview of the proposal presented to shareholders for a vote.

Q.	Why am I receiving this Proxy Statement/Prospectus?

A.	The shareholders of the Target Fund are being asked to approve a reorganization between the Target Fund and the Acquiring Fund pursuant to an Agreement and Plan of Reorganization entered into by the Trust, on behalf of the Target Fund and the Acquiring Fund (the “Agreement”), which is summarized below.

Q.	Why has the reorganization been proposed for the Target Fund?

A.	The proposed reorganization is intended to consolidate funds that have substantially similar investment objectives and investment policies, and, as of the date of this Proxy Statement/Prospectus, the same subadviser. The reorganization may result in lower operating expenses, taking into account the lower expense limitation in effect for the Acquiring Fund. In addition, the combination of two funds of relatively small sizes may result in economies of scale.

Q.	What are the similarities between the investment objectives and principal investment strategies of the Funds?

A.	The Target Fund and the Acquiring Fund have substantially similar objectives and principal investment strategies. The Acquiring Fund seeks to provide long-term capital appreciation, and the Target Fund seeks to provide capital appreciation. Under normal conditions, both Funds invest at least 80% of their assets in common stocks and other equity securities of small-cap companies. The Acquiring Fund defines small-cap companies as companies with a market capitalization of less than $3.0 billion at the time of acquisition. The Target Fund defines small-cap companies as those with a market capitalization of less than $2.5 billion at the time of acquisition.

Q.	What will happen if shareholders do not approve the reorganization?

A.	If the reorganization is not approved by shareholders, the Board of Trustees of the Trust (the “Board”) will take such actions as it deems to be in the best interests of the Target Fund, which may include additional solicitation, continuing to operate the Target Fund as a stand-alone fund or liquidating the Target Fund.

Q.	Will Target Fund shareholders receive new shares in exchange for their current shares?

A.	Yes. If shareholders approve the reorganization and it is completed, each Target Fund shareholder will receive shares of the Acquiring Fund in an amount equal in total value to the total value of the Target Fund shares surrendered by such shareholder.

Q.	Will this reorganization create a taxable event for me?

A.	No. The reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. It is expected that you will recognize no gain or loss for federal income tax purposes as a direct result of the reorganization.

Q.	How do total operating expenses compare between the two Funds?

A.	The management fee rate is the same for both Funds, and the Funds have the same fee structure with respect to distribution and service fees. As of October 31, 2012, the Target Fund’s total gross expense ratio was lower than the total gross expense ratio of the Acquiring Fund, due to its larger asset size; however, the Acquiring Fund’s net expense ratio was lower as a result of a lower contractual expense cap currently in effect for the Acquiring Fund. If the reorganization is completed, the net expense ratio of the combined fund is expected to be lower than the net expense ratio of the Target Fund for both share classes at least through the duration of the contractual fee waiver applicable to the Acquiring Fund, which remains in effect through February 28, 2014.

Q.	Who will bear the costs of the reorganization?

A.	Generally, each of the Target Fund and the Acquiring Fund will bear its own expenses related to the reorganization (whether or not the reorganization is consummated), including legal and accounting fees and expenses, provided that Aston Asset Management, LP (“Aston”) will reimburse the Funds for expenses in connection with the reorganization to the extent that such expenses cause total operating expenses of a Fund to exceed contractual operating expense caps currently in effect. It is expected that both Funds will be operating at expense levels exceeding their respective contractual expense limitations, thus resulting in Aston reimbursing the Funds for all direct expenses related to the reorganization. The Funds will bear all indirect costs such as brokerage and trading costs in connection with any portfolio repositioning.

Q.	When would the reorganization take place?

A.	If approved by Target Fund shareholders at the Special Meeting to be held on April , 2013, the reorganization would occur on or about , 2013, or as soon as reasonably practicable after shareholder approval is obtained.

Q.	Will a proxy firm be engaged for the proxy solicitation? Will Aston contact me?

A.	Yes. Computershare Fund Services will be engaged for the proxy solicitation. Shareholders of the Target Fund may be contacted by Aston personnel, in addition to the proxy solicitation firm.

Q.	Whom do I call for more information?

A.	Please call Computershare Fund Services’ Shareholder Services toll free at (866) 880-8631.

Q.	How do I vote my shares?

A.	You may vote by telephone or by Internet, as described below.

To vote by Telephone:	To vote by Internet:
(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.	(1) Read the Proxy Statement/Prospectus and have your proxy card at hand.

(2) Call the toll-free number that appears on your proxy card.	(2) Go to the website that appears on your proxy card.

(3) Enter the control number set forth on the proxy card and follow the simple instructions.	(3) Enter the control number set forth on the proxy card and follow the simple instructions.

Q.	How does the Board suggest that I vote?

A.	After careful consideration, the Board has determined that the reorganization is in the best interests of your Fund and recommends that you vote “FOR” the reorganization.

Your vote is very important. We encourage you as a shareholder to participate in your Fund’s governance by returning your vote as soon as possible. If enough shareholders fail to cast their votes, your Fund may not be able to hold its meeting or the vote on the reorganization, and will be required to incur additional solicitation costs in order to obtain sufficient shareholder participation.

                         , 2013

ASTON Small Cap Fund

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON APRIL     , 2013

To the Shareholders of ASTON Small Cap Fund:

Notice is hereby given that a special meeting of shareholders of ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth Fund) (the “Target Fund”), a series of Aston Funds (the “Trust”), a Delaware statutory trust, will be held at [BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581] on April [__], 2013 at [10:00 a.m.] [Eastern Time] (the “Special Meeting”), for the following purposes:

1.        To approve an Agreement and Plan of Reorganization (and the related transactions) which provides for (i) the transfer of all the assets of the Target Fund to ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund) (the “Acquiring Fund”) in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by the Target Fund of all the shares of each class of the Acquiring Fund received by the Target Fund to the holders of shares of the corresponding class of the Target Fund in complete liquidation and termination of the Target Fund.

2.        To transact such other business as may properly come before the Special Meeting including whether or not to adjourn the Special Meeting, and any adjournment or postponement of the Special Meeting.

The Board of Trustees of the Trust has fixed the close of business on             , 2013 as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting or any adjournment thereof. The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

By Order of the Board of Trustees, Gerald F. Dillenburg Senior Vice President and Secretary

Shareholders are requested to execute and return promptly the accompanying proxy card, which is being solicited by the Board of Trustees of the Trust. You may execute the proxy card using the methods described in the proxy card. Executing the proxy card is important to ensure a quorum at the Special Meeting. Shareholders also have the option to provide their vote by telephone or over the Internet by following the instructions accompanying the proxy card. Proxies may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

INSTRUCTIONS FOR VOTING

The following general rules apply to voting by mail and will help you properly sign your proxy card. Please read them carefully, because if you do not sign your proxy card properly your vote will be invalidated.

1.        Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.        Joint Accounts: Both parties must sign, and the name of each party signing should conform exactly to the name shown in the registration on the proxy card.

3.        All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts
(1)	ABC Corp.	ABC Corp. by John Doe, Treasurer
(2)	ABC Corp.
	John Doe, Treasurer	John Doe
(3)	ABC Corp. Profit Sharing Plan	John Doe

Trust Accounts
(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee
	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1)	John B. Smith, Cust.
	f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

Rather than mailing in your proxy, you may vote by telephone or over the Internet using the toll-free telephone number or web address printed on your proxy card. These options require you to input the control number located on your proxy card. After inputting the control number, you may enter your vote on the proposal. You will have an opportunity to review your vote and make any necessary changes before submitting your vote.

Proxy Statement/Prospectus and

Information Statement

Dated                 , 2013

Relating to the Acquisition of the Assets and Liabilities of

ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth)

This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees (the “Board”) of Aston Funds, a Delaware statutory trust (the “Trust”), on behalf of ASTON Small Cap Fund (the “Target Fund”), for use at a special meeting of shareholders of the Target Fund to be held at [BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581] and at any and all adjournments or postponements thereof (the “Special Meeting”). This document also serves as an Information Statement with respect to the appointment of Lee Munder Capital Group, LLC (“LMCG”) as subadviser to the Target Fund, effective as of January 31, 2013.

The purpose of the Special Meeting is to consider the proposed reorganization (the “Reorganization”) of the Target Fund into ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund) (the “Acquiring Fund”), another series of the Trust. The Target Fund and the Acquiring Fund are referred to herein collectively as the “Funds” and each individually as a “Fund.” Each Fund is a series of the Trust, an open-end, registered management investment company. If shareholders of the Target Fund approve the Reorganization and it is completed, each shareholder of the Target Fund will receive shares of the corresponding class of the Acquiring Fund with the same total value as the total value of the Target Fund shares surrendered by such shareholders. The Board has determined that the Reorganization is in the best interests of the Target Fund.

The address of the principal executive office and telephone number of the Funds and the Trust is 120 North LaSalle Street, Chicago, Illinois 60602, (312) 268-1400.

The enclosed proxy and this Proxy Statement/Prospectus and Information Statement are first being sent to shareholders of the Target Fund on or about March     , 2013. Shareholders of record as of the close of business on             , 2013 are entitled to vote at the Special Meeting and any adjournment or postponement thereof with respect to the Reorganization. In reliance on a manager-of-managers exemptive order governing the “manager-of-managers” structure under which the Funds operate, the Target Fund is not seeking your proxy or vote with respect to the appointment of LMCG as subadviser to the Target Fund.

The securities offered by this Proxy Statement/Prospectus have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

This Proxy Statement/Prospectus explains concisely what you should know before voting on the Reorganization (in effect, investing in Class N and Class I shares of the Acquiring Fund) and constitutes an offering of Class N and Class I shares of beneficial interest, no par value per share, of the Acquiring Fund. Please read it carefully and retain it for future reference.

The following documents have been filed with the SEC and are incorporated into this Proxy Statement/Prospectus by reference:

(i)	the Trust’s prospectus dated February 28, 2013 relating to the Acquiring Fund, which accompanies this Proxy Statement/Prospectus;

(ii)	the Trust’s prospectus dated February 28, 2013 relating to the Target Fund;

(iii)	the Statement of Additional Information relating to the proposed Reorganization, dated , 2013 (the “Reorganization SAI”);

(iv)	the Trust’s statement of additional information dated February 28, 2013 relating to the Funds;

(v)	the audited financial statements of the Acquiring Fund contained in the Trust’s Annual Report for the fiscal year ended October 31, 2012; and

(vi)	the audited financial statements of the Target Fund contained in the Trust’s Annual Report for the fiscal year ended October 31, 2012.

No other parts of the documents referenced above are incorporated by reference herein.

The financial highlights of the Acquiring Fund contained in the Trust’s Annual Report for the fiscal year ended October 31, 2012 are attached as Appendix B to this Proxy Statement/Prospectus.

Copies of the foregoing may be obtained without charge by calling or writing the Funds at the telephone number or address shown below. If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.” In addition, the Acquiring Fund will furnish, without charge, a copy of its most recent annual report and subsequent semi-annual report to a shareholder upon request. You may request any of the foregoing by calling (800) 992-8151 or by writing to Aston Funds at P.O. Box 9765, Providence, RI 02940.

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith files reports and other information with the SEC. Reports, proxy statements, registration statements and other information filed by the Trust (including the Registration Statement relating to the Acquiring Fund on Form N-14 of which this Proxy Statement/Prospectus is a part) may be inspected without charge and copied (for a duplication fee at prescribed rates) at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549 or at the SEC’s Northeast Regional Office (3 World Financial Center, New York, New York 10281) or Midwest Regional Office (175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604). You may call the SEC at (202) 551-8090 for information about the operation of the Public Reference Room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

-ii-

-iii-

(continued)

-iv-

SYNOPSIS

The following is a summary of, and is qualified by reference to, the more complete information contained in this Proxy Statement/Prospectus and the information attached hereto or incorporated herein by reference, including the Agreement and Plan of Reorganization. If the Reorganization is approved and completed, shareholders of the Target Fund will become shareholders of the Acquiring Fund and will cease to be shareholders of the Target Fund.

Shareholders should read the entire Proxy Statement/Prospectus carefully, together with the Trust’s Prospectus relating to the Acquiring Fund that accompanies this Proxy Statement/Prospectus and is incorporated herein by reference. This Proxy Statement/Prospectus constitutes an offering of Class N and Class I shares of the Acquiring Fund.

Background

Prior to January 31, 2013, the Target Fund and the Acquiring Fund were managed by different subadvisers. Todd-Veredus Asset Management LLC (“Todd-Veredus”) served as the Target Fund’s subadviser and Lee Munder Capital Group, LLC (“LMCG”) served as the Acquiring Fund’s subadviser. During the fourth quarter of 2012, Todd-Veredus notified Aston Asset Management, LP (“Aston” or the “Adviser”) of its intention to close the investment strategy for the Target Fund as soon as practicable. As a result, Aston recommended, and the Board of Trustees approved, the appointment of LMCG as subadviser to the Target Fund, effective January 31, 2013 (the “Subadviser Change Date”), in order to provide continuity of portfolio management to the Target Fund utilizing a substantially similar investment style, after Todd-Veredus ceased to serve as subadviser. Simultaneously, Aston recommended the reorganization of the Target Fund into the Acquiring Fund because the reorganization would provide the Target Fund’s shareholders with an investment style that is similar to that of the Target Fund. The consolidation of two substantially similar funds of relatively small sizes may result in a lower total operating expense ratio, taking into account the effect of expense waivers, and may result in economies of scale, which may subsequently lead to additional shareholder purchases and additional economies of scale.

The Reorganization

This Proxy Statement/Prospectus is being furnished to shareholders of the Target Fund in connection with the proposed combination of the Target Fund with and into the Acquiring Fund pursuant to the terms and conditions of an Agreement and Plan of Reorganization dated                  , 2013 (the “Agreement”), among the Trust, on behalf of the Target Fund and on behalf of the Acquiring Fund, and Aston. The Agreement provides for (i) the transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Class N and Class I shares of beneficial interest, with no par value per share, of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by the Target Fund of all the shares of each class of the Acquiring Fund received by the Target Fund to the shareholders of the corresponding class of the Target Fund in complete liquidation and termination of the Target Fund as soon as practicable following the Closing Date (as defined herein).

If shareholders approve the Reorganization and it is completed, Target Fund shareholders will become shareholders of the Acquiring Fund. The Board has determined that the Reorganization is in the best interests of the Target Fund and that the interests of existing shareholders of each Fund will not be diluted as a result of the Reorganization. The Board unanimously approved the Agreement and the transactions contemplated thereunder at an in-person meeting held on December 13, 2012.

The Board is asking shareholders of the Target Fund to approve the Reorganization at the Special Meeting to be held on April     , 2013. Approval of the Reorganization requires the affirmative vote of the holders of “a majority of the outstanding voting securities,” as defined by the 1940 Act. See “Voting Information and Requirements” below. The Board recommends that shareholders vote “FOR” the Reorganization.

If shareholders of the Target Fund approve the Reorganization, it is expected that the Reorganization will occur at [9:00 a.m. Central Time] on                  , 2013 (the “Closing Date”), or as soon as practicable thereafter. If the Reorganization is not approved, the Board will take such action as it deems to be in the best interests of the Target Fund. The Closing Date may be delayed and the Reorganization may be abandoned at any time by the mutual agreement of the parties. In addition, either Fund may at its option terminate the Agreement at or before the Closing Date due to (i) a breach by any other party of any representation, warranty or agreement contained in the Agreement to be performed at or before the Closing Date, if not cured within 30 days, (ii) a condition precedent to the obligations of the terminating party that has not been met and reasonably appears will not or cannot be met, or (iii) a determination by the Board that the consummation of the transactions contemplated by the Agreement is not in the best interests of a Fund.

Board of Trustees Recommendation

The Board believes that the proposed Reorganization would be in the best interests of each Fund. In approving the Reorganization and recommending that shareholders of the Target Fund approve the Reorganization, the Board considered a number of factors in reaching its determination, including the following:

•	the appointment of the Acquiring Fund’s subadviser to serve as subadviser to the Target Fund;

•	the similarities and differences in the Funds’ investment objectives, principal investment strategies and principal risks;

•	the Funds’ relative sizes and potential for economies of scale;

•	the investment performance of the Funds;

•	the relative fees and expense ratios of the Funds, including the contractual expense caps in place for each Fund;

•	alternatives to the Reorganization;

•	the anticipated tax-free nature of the Reorganization;

•	the expected costs of the Reorganization and the extent to which the Funds would bear any such costs;

•	the effect of the Reorganization on shareholder services and shareholder rights; and

•	any potential benefits of the Reorganization to Aston and its affiliates as a result of the Reorganization.

For a more detailed discussion of the Board’s considerations regarding the approval of the Reorganization, see “The Board’s Consideration of the Reorganization.”

Shareholder Information

The Funds have identical procedures for purchasing, exchanging and selling/redeeming shares, and for making distributions. Both Funds offer Class N and Class I shares. The classes of each Fund have the same investment eligibility criteria. See “Comparison of the Funds” below for a more detailed discussion.

Material Federal Income Tax Consequences of the Reorganization

The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes. If the Reorganization so qualifies, neither the Target Fund nor its shareholders will recognize any gain or loss as a direct result of the transfers contemplated by the Reorganization. Prior to the Closing Date, the Target Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all its net investment income and realized net capital gains (after reduction by any available capital loss carryforwards), if any, through the Closing Date. Such distribution will be taxable to the Target Fund’s shareholders for federal income tax purposes. As a result of the change in subadviser effective on the Subadviser Change Date, the Target Fund will experience greater than normal portfolio turnover while LMCG repositions the portfolio. A majority of the securities in the Target Fund may be sold between the Subadviser Change Date and the Closing Date as a result of LMCG implementing its investment strategy. Such portfolio turnover will occur whether or not the Reorganization is consummated. Any income or losses realized by the Target Fund as a result of such portfolio turnover may increase or decrease the net investment income and net capital gain to be distributed by the Target Fund. Portfolio turnover as a direct result of the Reorganization is expected to be less than 5% of the assets of the Target Fund. For a more detailed discussion of the federal income tax consequences of the Reorganization, please see “The Proposed Reorganization—Material Federal Income Tax Consequences” below.

COMPARISON OF THE FUNDS

Investment Objectives

The investment objectives of the Funds are substantially similar. The investment objective of the Target Fund is to provide capital appreciation, and the investment objective of the Acquiring Fund is to provide long-term capital appreciation. The investment objective of each Fund is fundamental and may not be changed without shareholder approval.

Investment Strategies

The Target Fund and the Acquiring Fund have substantially similar principal investment strategies. The similarities and differences of the principal investment strategies of the Funds are:

Target Fund	Acquiring Fund

•        Under normal circumstances, the Fund invests at least 80% of its assets in common stock and other equity securities of small-cap companies. The Fund defines a small-cap company as one having a market capitalization of less than $2.5 billion at the time of acquisition.

•        Under normal circumstances, the Fund invests at least 80% of its assets in common stock and other equity securities of small-cap companies. The Fund defines a small-cap company as one having a market capitalization of less than $3.0 billion at the time of acquisition.

Target Fund	Acquiring Fund
• The Fund seeks to invest in growth stocks of small-cap companies whose earnings are growing, or are expected to grow, at an accelerating rate.	• The portfolio manager seeks to achieve above average risk-adjusted returns by identifying unrecognized growth potential.

•         The portfolio managers look for inefficiencies in the market caused by inaccurate expectations (e.g., positive earnings surprises, estimate revisions). The focus is on companies that have expanding unit volume growth; expanding profit margin potential; high or improving cash flow return on investment; and large markets with high barriers to entry.

• The portfolio manager utilizes a fundamental bottom-up security selection process to identify characteristics such as: revenue growth, margin expansion, surprise potential and strong balance sheets.

•         The Fund may also invest in equity securities outside the small-cap range. The Fund may invest in exchange-traded funds (“ETFs”), publicly traded partnerships and foreign securities (directly and indirectly through depositary receipts).

• The Fund may also invest in mid-cap stocks, including companies with a market capitalization up to $10 billion at the time of acquisition.

•         Sector exposure is a residual of the investment process and the Fund may, from time to time, have exposure to a single sector or group of related sectors that react similarly to market, economic or other events.

Comparison of Principal Investment Strategies

The investment objectives and principal investment strategies of the Funds are substantially similar. However, there are some differences. Each Fund invests at least 80% of its assets in small-cap companies under normal circumstances. However, the Target Fund defines a small-cap company as one having a market capitalization of less than $2.5 billion at the time of acquisition and the Acquiring Fund defines a small-cap company as one having a market capitalization of less than $3.0 billion at the time of acquisition. Both Funds seek to invest in companies with growth potential. Prior to the Subadviser Change Date, the subadvisers to the Target Fund and the Acquiring Fund were different and each subadviser had different investment processes for selecting securities. However, as of the Subadviser Change Date, the Funds have the same subadviser, and as a result, there is a significant degree of overlap between the portfolio holdings of the Funds as of the date of this Proxy Statement/Prospectus.

While each Fund may invest in companies outside of the small-cap range, the Acquiring Fund may only invest in companies with market capitalization of up to $10 billion. Both Funds may invest in ETFs, publicly-traded partnerships and foreign securities, but the Target Fund may do so as a principal strategy.

The Reorganization may result in one-time brokerage costs for the Target Fund to the extent it is necessary for the Target Fund to sell securities prior to the Reorganization so that the Acquiring Fund’s portfolio immediately following the Reorganization remains in compliance with its investment policies and restrictions. As a result of the subadviser change described above, however, it is expected that the Target Fund will commence repositioning its portfolio as of the Subadviser Change Date and will have sold a material portion of its portfolio as of the date of this Proxy Statement/Prospectus. The repositioning of the portfolio by LMCG is expected to be completed prior to the Closing Date and such portfolio turnover will take place whether or not the Reorganization is consummated. Any portfolio sales that occur prior to the Reorganization, whether as a result of the subadviser change or the Reorganization, may result in taxable distributions to Target Fund shareholders. See “The Proposed Reorganization—Material Federal Income Tax Consequences” below.

Risk Factors

In evaluating the Reorganization, you should consider carefully the risks of the Acquiring Fund. Investing in a mutual fund involves risk, including the risk that you could lose money by investing in a fund. For a complete description of the risks of an investment in the Acquiring Fund, see the section in the Acquiring Fund’s Prospectus entitled “Principal Risks.”

Because the Funds have substantially similar investment strategies, the principal risks of each Fund are substantially similar. The principal risks of investing in the Acquiring Fund are described below.

Growth Style Risk. Growth investing involves buying stocks that have relatively high price-to-earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, the Fund’s performance may suffer.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Portfolio Turnover Risk. Frequent trading of the Fund’s portfolio holdings may result in a higher than average level of capital gains, including short-term gains, and will result in greater transaction costs to the Fund. To the extent distributions to shareholders are made from net short-term capital gains (i.e. net capital gain on securities held or treated as held by the Fund for one year or less minus any net capital losses on securities held or treated as held by the Fund for more than one year), the distributions will be taxed at ordinary income rates for federal income tax purposes, rather than at the lower long-term capital gains rates. Greater transaction costs and higher expenses as a result of portfolio turnover can negatively impact the Fund’s performance.

Small-Cap and Mid-Cap Company Risks. Investing in securities of small-cap and mid-cap companies may involve greater risks than investing in securities of larger, more established issuers. Small-cap and mid-cap companies generally have limited product lines, markets and financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. Also, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. As a result, their stock prices may experience greater volatility and may decline significantly in market downturns.

An investment in the Target Fund is also subject to each of the foregoing principal risks. In addition, principal risks of investing in the Target Fund include risks associated with investments in other investment companies, foreign securities and publicly-traded partnerships, as well as sector concentration risk.

Fundamental Investment Restrictions

The Funds have substantially similar fundamental investment restrictions that cannot be changed without shareholder approval. In addition, each Fund is a diversified fund. As diversified funds, each Fund, with respect to 75% of its assets, may not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued by other investment companies or by the U.S. government, its agencies, instrumentalities or authorities) and may not purchase more than 10% of the outstanding voting securities of any one issuer.

Fees and Expenses

The table below provides information about the fees and expenses attributable to each class of shares of the Funds, and the pro forma fees and expenses of the combined fund following the Reorganization. Total Annual Fund Operating Expenses reflect the fees and expenses for the Funds as of their fiscal year ended October 31, 2012, and the pro forma fees and expenses are based on the amounts shown in the table for each Fund, assuming that the Reorganization occurred on October 31, 2012.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund	Acquiring Fund	Combined Fund Pro Forma[1]
Management Fees
Class N	1.00%	1.00%	1.00%
Class I	1.00%	1.00%	1.00%
Distribution and Service (12b-1 ) Fees
Class N	0.25%	0.25%	0.25%
Class I	—	—	—
Other Expenses
Class N	0.58%	1.61%	0.79%
Class I	0.58%	1.61%	0.79%
Acquired Fund Fees and Expenses
Class N	0.01%	0.01%	0.01%
Class I	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses
Class N	1.84%	2.87%	2.05%
Class I	1.59%	2.62%	1.80%
Less Fee Waiver and/or Expense Reimbursement[2]
Class N	(0.34)%	(1.51)%[3]	(0.69)%
Class I	(0.34)%	(1.51)%[3]	(0.69)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
Class N	1.50%	1.36%	1.36%
Class I	1.25%	1.11%	1.11%

1	Gross pro forma expenses include the expenses to be charged to the Funds in connection with the Reorganization. However, it is expected that both Funds will be operating at expense levels exceeding their respective contractual expenses caps, thus resulting in the Adviser reimbursing the Funds for all direct expenses related to the Reorganization. See “The Proposed Reorganization—Reorganization Expenses” for additional information about these expenses.
2

The Adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, through February 28, 2014, to the extent that operating expenses exceed the rates set forth above, as a percentage of each Fund’s average daily net assets with respect to each Fund (the “Operating Expense Limit”). Prior to February 28, 2014, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds.

3	For a period of up to three years from the fiscal year end during which an amount was waived or reimbursed, the Adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remains at or below the Operating Expense Limit after such reimbursement.

Example

The example below is intended to help you compare the cost of investing in each Fund and the pro forma cost of investing in the combined fund. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5%, operating expenses remained the same, and expenses were capped for one year in each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Target Fund	Acquiring Fund	Combined Fund Pro Forma
1 Year
Class N	$ 153	$ 138	$ 138
Class I	$ 127	$ 113	$ 113
3 Years
Class N	$ 546	$ 746	$ 576
Class I	$ 469	$ 671	$ 499
5 Years
Class N	$ 964	$1,380	$1,040
Class I	$ 834	$1,255	$ 910
10 Years
Class N	$2,131	$3,086	$2,324
Class I	$1,861	$2,842	$2,059

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year for which audited financial statements are available, the Funds had the following portfolio turnover rates:

Fund	Fiscal Year End	Rate
Target Fund	10/31/12	158.83%
Acquiring Fund	10/31/12	168.05%

After the Reorganization is completed, the portfolio manager of the Acquiring Fund may, in his discretion, sell securities acquired from the Target Fund. To the extent that the portfolio manager chooses to sell a significant percentage of such securities, the Acquiring Fund’s portfolio turnover rate and brokerage costs may be higher than they otherwise would have been.

Performance Information

A comparison of the total returns of the Funds for the periods ended December 31, 2012, based on historical fees and expenses for each period, is set forth in the chart and tables below.

The bar chart shows how the performance of the Class N shares of each Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid with respect to Class N shares. This information may help illustrate the risks of investing in the Funds. The Funds make updated performance information available on the Funds’ website, www.astonfunds.com, or by calling 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.

Target Fund*

Class N Annual Total Return

*	During the periods shown in the above chart, Todd-Veredus Asset Management LLC or Veredus Asset Management LLC served as subadviser to the Fund. Accordingly, returns may have differed had the current subadviser been in place.

During the periods shown in the bar chart, the Target Fund’s highest and lowest calendar quarter returns were 30.94% and -28.07%, respectively, for the quarters ended September 30. 2009 and September 30, 2011.

Acquiring Fund*

Class N Annual Total Return

*	The Acquiring Fund commenced operations November 3, 2010. Prior to February 17, 2012, another firm served as subadviser to the Fund. However, the same portfolio manager has been in place since the Fund’s inception.

During the periods shown in the bar chart, the Acquiring Fund’s highest and lowest calendar quarter returns were 16.15% and -27.36%, respectively, for the quarters ended March 31, 2012 and September 30, 2011.

The following tables indicate how each Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.

	Average Annual Total Returns for the Periods Ended December 31, 2012*
Target Fund	1 Year	5 Years	10 Years	Since Inception
Class N Shares (Inception 6/30/98)
Return Before Taxes	10.75%	(1.35)%	6.19%	6.71%
Return After Taxes on Distributions	10.75%	(1.38)%	5.36%	5.40%
Return After Taxes on Distributions and Sale of Fund Shares	6.99%	(1.16)%	5.21%	5.33%
Class I (Inception 10/05/01)
Return Before Taxes	11.11%	(1.09)%	6.48%	1.12%
Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return for Class I shares, since inception, computed from September 30, 2001, is 7.44%.)	14.59%	3.49%	9.80%	3.80%

*	From the inception of the Fund through January 31, 2013, Todd-Veredus Asset Management LLC or Veredus Asset Management, LLC served as subadviser to the Fund. Accordingly, returns may have differed had the current subadviser been in place.

	Average Annual Total Returns for the Periods Ended December 31, 2012**
Acquiring Fund	1 Year	Since Inception
Class N Shares (Inception 11/03/10)
Return Before Taxes	24.18%	9.09%
Return After Taxes on Distributions	21.31%	7.92%
Return After Taxes on Distributions and Sale of Fund Shares	16.07%	7.16%
Class I (Inception 6/01/11)
Return Before Taxes	24.43%	(1.43)%
Russell 2000 Growth Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from October 31, 2010. Index return for Class I shares, since inception, computed from May 31, 2011, is 0.16%.)	14.59%	10.81%

**	Prior to February 17, 2012, a different investment manager served as subadviser to the Fund. However, the portfolio manager of the Fund has been in place since the Fund’s inception.

Investment Adviser and Subadviser

Aston Asset Management, LP serves as investment adviser to the Funds. Aston is a majority-owned and independently managed indirect subsidiary of Affiliated Managers Group (“AMG”). A wholly-owned subsidiary of AMG, Manor LLC, serves as the General Partner of Aston, and senior management and key employees of Aston have an equity interest in Aston. Aston commenced operations on December 1, 2006 and converted to a Delaware limited partnership on April 15, 2010 in connection with AMG’s acquisition of a controlling interest in Aston. As of December 31, 2012, Aston had approximately $11.5 billion in assets under management.

Lee Munder Capital Group, LLC (“LMCG”), 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116, has served as the subadviser to the Acquiring Fund since February 17, 2012 and to the Target Fund since January 31, 2013. LMCG was founded in August 2000. LMCG is majority-owned by Convergent Capital Management, LLC. As of December 31, 2012, LMCG had approximately $5.0 billion in assets under management.

Mr. Andrew Morey, CFA, lead portfolio manager of LMCG’s small and small/mid-cap investment strategies has served as the Acquiring Fund’s portfolio manager since its inception and as the Target Fund’s portfolio manager since January 31, 2013. Mr. Morey joined LMCG in February 2012. Mr. Morey has 20 years of investment management experience, and prior to joining LMCG, he served as portfolio manager at Crosswind Investments, LLC for Crosswind’s small and small/mid-cap investment strategies. Previously, Mr. Morey was the founder and portfolio manager of Tartan Partners, LLC from 2005 to 2007. Prior to Tartan Partners, Mr. Morey worked at State Street Research & Management as a portfolio manager, and at Gabelli & Co. as a research analyst. Mr. Morey holds the Chartered Financial Analyst designation.

For a complete description of the advisory services provided to the Acquiring Fund, see the section of the Trust’s Prospectus entitled “Management of the Funds” and the sections of the Trust’s Statement of Additional Information entitled “Investment Adviser” and “Subadvisers.” Additional information about the portfolio manager compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds is provided in the Trust’s Statement of Additional Information.

Advisory and Other Fees

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a management fee from each Fund based on the Fund’s average daily net assets, computed daily and payable monthly, at the following annual rates:

Fund	Management Fee
ASTON Small Cap Fund	1.00%
ASTON/LMCG Small Cap Growth Fund	1.00%

For the services provided pursuant to the Sub-Investment Advisory Agreement with LMCG with respect to the Acquiring Fund and the Target Fund, Aston pays LMCG a fee computed daily and payable monthly. The sub-advisory fee rate is 50% of the applicable advisory fee less any expense waivers or reimbursements and certain payments to third-party intermediaries.

Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Acquiring Fund, through February 28, 2014, under which Aston will waive its fees or reimburse the Fund’s expenses to the extent that the Fund’s annual operating expense ratio, not including interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, exceed 1.10% for Class I shares and 1.35% for Class N shares. In connection with the Expense Reimbursement Agreement for each class of shares, the Acquiring Fund has agreed that for a period of up to three years from the end of the fiscal year end in which such amount was waived or reimbursed, the Adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from the commencement of operations of the class of shares through the completion of the Fund’s first three full fiscal years of that class to the extent that the Fund’s expense ratio with respect to that class (not including interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses) remains at or below the applicable operating expense cap after such reimbursement.

In addition, Aston has entered into an Expense Limitation Agreement with the Trust, on behalf of the Target Fund, through February 28, 2014 under which Aston will waive its fees or reimburse the

Fund’s expenses to the extent that the Fund’s annual operating expense ratio, not including interest, taxes, investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, exceeds 1.24% for Class I shares and 1.49% for Class N shares.

The Board has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, which permit the Class N shares of each Fund to pay certain expenses associated with the distribution of its shares and the provision of shareholder services. Class I shares are not subject to Rule 12b-1 fees.

Under the Plans, each Fund is authorized to pay an annual rate not exceeding 0.25% of the Fund’s average daily net assets for Class N shares. From this amount, the Trust’s distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. The Plans for Class N shares are characterized as reimbursement plans and are directly tied to expenses incurred by the distributor; therefore, the payments the distributor receives during any year may not exceed its actual expenses.

Trustees and Officers

Both Funds are series of the Trust and, as a result, have the same Board and the same officers. The management of each Fund, including general oversight of the duties performed by Aston under the Investment Advisory Agreement for each Fund, is the responsibility of the Board. The Board currently is composed of nine trustees (each, a “Trustee”), seven of whom are not “interested persons” (as that term is defined in the 1940 Act). The names and business addresses of the Trustees and officers of the Funds and their principal occupations and other affiliations during the past five years are set forth under “Trustees and Officers of the Trust” in the Statement of Additional Information for the Funds incorporated herein by reference.

Purchase and Sale of Fund Shares

Each Fund offers Class N and Class I shares. You may purchase, exchange, or redeem shares of the Funds on any business day, which is any day the New York Stock Exchange is open for trading. You may purchase, exchange or redeem shares of each Fund through a financial representative or directly from the Fund. Each Fund’s initial and subsequent investment minimums generally are as follows, although each Fund may reduce or waive the minimums in some cases:

	Class N		Class I

ASTON/LMCG Small Cap Growth Fund	Regular Accounts	$2,500	Institutional Accounts $1 Million
	Individual Retirement Accounts	$500
	Education Savings Accounts	$500
	Custodial Accounts for Minors	$500

ASTON Small Cap Fund	Regular Accounts	$2,500	Institutional Accounts $1 Million
	Individual Retirement Accounts	$500
	Education Savings Accounts	$500
	Custodial Accounts for Minors	$500

For a complete description of purchase, redemption and exchange options, see the section of the Trust’s Prospectus entitled “Shareholder Information” and the section of the Trust’s Statement of Additional Information entitled “Redemptions-In-Kind.”

Tax Information

The Funds’ distributions are generally taxable as ordinary income or capital gains for federal income purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or another financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THE PROPOSED REORGANIZATION

The proposed Reorganization will be governed by the Agreement, a form of which is attached as Appendix A. The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement.

The Board has determined that the proposed Reorganization is in the best interests of each Fund and that the interests of shareholders of each Fund will not be diluted as a result of the transactions contemplated by the Agreement.

The Agreement provides that the closing of the Reorganization will take place at [9:00 a.m. Central Time] on the Closing Date. At the closing, the Target Fund will transfer all its assets to the Acquiring Fund, and in exchange, the Acquiring Fund will assume all the liabilities of the Target Fund and deliver to the Target Fund a number of full and fractional shares of the Acquiring Fund having an aggregate value equal to the value of the assets of the Target Fund less the liabilities of the Target Fund assumed by the Acquiring Fund. On or as soon after the Closing Date as is practicable, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its Class N and Class I shareholders, all Class N and Class I shares of the Acquiring Fund received by the Target Fund. This distribution will be accomplished by the transfer of Acquiring Fund shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund shareholders, and representing the respective pro rata number of Acquiring Fund shares due such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund shares in connection with such transfer.

The aggregate net asset value of Acquiring Fund shares received by the Target Fund in the Reorganization will equal, as of the close of regular trading on the New York Stock Exchange on the business day immediately prior to the Closing Date, the aggregate net asset value of Target Fund shares held by Target Fund shareholders.

The consummation of the Reorganization is subject to the terms and conditions of, and the representations and warranties being true as set forth in, the Agreement. The Agreement may be terminated by the mutual agreement of the parties to the Reorganization, and such termination may be effected by the Trust’s President without further action by the Board. In addition, either the Acquiring Fund or the Target Fund may at its option terminate the Agreement at or before the Closing Date due to (a) a breach by any other party to the Reorganization of any representation, warranty or agreement contained therein to be performed at or before the Closing Date, if not cured within 30 days; (b) a condition precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or (c) a determination by the Board that the consummation of the transactions contemplated therein with respect to the Reorganization is not in the best interests of the Acquiring Fund or the Target Fund.

The Target Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing Date, furnish the Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies and restrictions. The Target Fund, if requested by the Acquiring Fund, will dispose of securities on such Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Board or the Adviser, such disposition would adversely affect the status of the Reorganization as a “reorganization” for federal income tax purposes or would otherwise not be in the best interests of the Target Fund.

Description of Securities to be Issued

The Acquiring Fund has established and designated Class N and Class I shares, no par value per share. The Acquiring Fund is authorized to issue an unlimited number of shares. The number of Acquiring Fund shares to be issued (including fractional shares, if any) in exchange for the Target Fund’s net assets shall be determined with respect to each class by dividing the Target Fund’s net assets with respect to each class of shares of the Target Fund by the net asset value per share of the respective class of Acquiring Fund shares. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights. See also “Rights of Shareholders” below.

Service Providers

The Bank of New York Mellon serves as the custodian for the Funds and BNY Mellon Investment Servicing (US) Inc. serves as transfer agent and dividend paying agent for the Funds. Ernst & Young LLP is the Trust’s independent registered public accounting firm.

Material Federal Income Tax Consequences

As a condition to each Fund’s obligation to consummate the Reorganization, each Fund will receive a tax opinion from Vedder Price P.C. (which opinion will be based on certain factual representations and certain customary assumptions and exclusions) substantially to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the “Code”), current administrative rules and court decisions, for federal income tax purposes:

1.

The transfer of all the assets of the Target Fund to the Acquiring Fund in exchange solely for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, followed by the pro rata distribution to the Target Fund shareholders of all the Acquiring Fund shares received by the Target Fund in complete liquidation of the Target Fund, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code with respect to the Reorganization.

2.	No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

3.	No gain or loss will be recognized by the Target Fund upon the transfer of all the Target Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of all such Acquiring Fund shares to the Target Fund shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

4.	No gain or loss will be recognized by Target Fund shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund shares pursuant to the Reorganization.

5.	The aggregate basis of the Acquiring Fund shares received by each Target Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund shares received by each Target Fund shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the effective time of the Reorganization.

6.	The basis of the Target Fund’s assets acquired by the Acquiring Fund will be the same as the basis of such assets to the Target Fund immediately before the Reorganization. The holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (B) the Target Fund, the Acquiring Fund or any Target Fund shareholder with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Prior to the closing of the Reorganization, the Target Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all its net investment income and realized net capital gains (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. This distribution will be taxable to shareholders for federal income tax purposes and may include net capital gains resulting from the sale of portfolio assets discussed below. Additional distributions may be made if necessary. All dividends and distributions will be reinvested in additional shares of the Target Fund unless a shareholder has made an election to receive dividends and distributions in cash. Dividends and distributions are treated the same for federal income tax purposes whether received in cash or additional shares.

To the extent that a portion of the Target Fund’s portfolio assets are sold prior to the Reorganization, the federal income tax effect of such sales would depend on the holding periods of such assets and the difference between the price at which such portfolio assets were sold and the Target Fund’s basis in such assets. Any net capital gains (net long-term capital gain in excess of any net short-term capital loss) recognized in these sales, after the application of any available capital loss carryforwards (capital losses from prior taxable years that may be used to offset future capital gains), would be distributed to the Target Fund’s shareholders as capital gain dividends. Any net short-term capital gains (net short-term capital gain in excess of any net long-term capital loss and after application of any available capital loss carryforwards) would be distributed as ordinary dividends. All such distributions would be made during or with respect to the Target Fund’s taxable year in which the sale occurs and would be taxable for federal income tax purposes to shareholders subject to federal income tax. Although the Target Fund is expected to have substantial portfolio turnover as a result of the appointment of LMCG as subadviser effective January 31, 2013, any gains resulting from such sales are expected to be offset by available capital loss carryforwards of the Target Fund.

At October 31, 2012, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the capital loss carryforwards would expire as follows:

	Acquiring Fund	Target Fund
Expiration Date:
October 31, 2016	$ —	$ 2,506,635
October 31, 2017	—	16,347,889
Total	$ —	$18,854,524

For net capital losses arising in taxable years beginning after December 22, 2010 (“post-enactment losses”), a Fund will generally be able to carry forward such capital losses indefinitely. A Fund’s net capital losses from taxable years beginning on or prior to December 22, 2010, however, will remain subject to their current expiration dates and can be used only after the post-enactment losses.

After the Reorganization, the Acquiring Fund’s ability to use the Target Fund’s pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type. Therefore, in certain circumstances, former shareholders of the Target Fund may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred. It is currently estimated that the Acquiring Fund may not be able to utilize approximately $16,600,000 of the capital loss carryforwards set forth above following the Reorganization due to certain federal income tax rules. The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

In addition, shareholders of the Target Fund will receive a proportionate share of any taxable income and gains realized by the Acquiring Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

The foregoing is intended to be only a summary of the principal federal income tax consequences of the Reorganization and should not be considered to be tax advice. There can be no assurance that the Internal Revenue Service will concur on all or any of the issues discussed above. The foregoing is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers regarding the federal, state and local tax consequences with respect to the foregoing matters and any other considerations which may be applicable to them.

Reorganization Expenses

Each Fund will bear the expenses of the Reorganization (whether or not the Reorganization is consummated), including legal and accounting fees and expenses, provided that the Adviser will reimburse the Funds for expenses incurred in connection with the Reorganization, including legal and accounting expenses, to the extent that such expenses cause the total operating expense ratio of a Fund to exceed operating expense caps currently in effect for a Fund. It is expected that both Funds will be operating at expense levels exceeding their respective expense caps, thus resulting in the Adviser reimbursing the Funds for all direct expenses related to the Reorganization.

Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a regulated investment company for federal income tax purposes.

The Target Fund has engaged Computershare Fund Services to assist in the solicitation of proxies at an estimated cost of $11,000, which is included in the estimate of Reorganization costs.

Rights of Shareholders

Both Funds are organized as series of a Delaware statutory trust. The Target Fund and the Acquiring Fund are both series of the Trust. As such, there are no material differences in the rights of shareholders.

Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote. Shares of a Fund participate equally in regards to dividends, distributions and liquidations with respect to that Fund subject to preferences (such as Rule 12b-1 fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares have exclusive voting rights with respect to the Plans for their class. On any matter submitted to a vote of shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Shareholders have the power to vote only (i) for the election of Trustees, (ii) for the removal of Trustees, and (iii) with respect to such additional matters relating to the Trust as may be required by law, by the Trust Instrument, or as the Trustees may consider desirable.

Capitalization

The following table sets forth the capitalization of the Target Fund and the Acquiring Fund as of October 31, 2012, and the pro forma capitalization of the combined fund as if the Reorganization had occurred on that date. These numbers may differ at the Closing Date.

Capitalization Table as of October 31, 2012 (Unaudited)

	Target Fund	Acquiring Fund	Adjustments	Pro Forma Combined Fund
Net Assets
Class N	$21,762,975	$5,658,602	–	$27,421,577	(a)
Class I	2,400,330	754,628	–	3,154,958	(a)
Total	$24,163,305	$6,413,230	–	$30,576,535	(a)

	Target Fund	Acquiring Fund	Adjustments	Pro Forma Combined Fund
Shares Outstanding
Class N	1,670,425	495,521	235,265(b)	2,401,211(b)
Class I	177,344	65,824	32,109(b)	275,277(b)
Total	1,847,769	561,345	267,374(b)	2,676,488(b)
Net Asset Value Per Share
Class N	$13.03	$11.42	–	$11.42
Class I	$13.53	$11.46	–	$11.46
Shares Authorized
Class N	Unlimited	Unlimited		Unlimited
Class I	Unlimited	Unlimited		Unlimited

(a)	Figures reflect the costs associated with the proposed Reorganization, estimated to be approximately $99,400, of which approximately $74,200 will be charged to the Target Fund and approximately $25,200 will be charged to the Acquiring Fund whether or not the Reorganization is consummated. However, it is expected that both Funds will be operating at expense levels exceeding their respective contractual expense caps, thus resulting in the Adviser reimbursing the Funds for all direct expenses related to the Reorganization.
(b)	Figures reflect the issuance by the Acquiring Fund of approximately 1,905,690 Class N shares and 209,453 Class I shares to shareholders of the Target Fund in connection with the proposed Reorganization.

Legal Matters

Certain legal matters concerning the Funds and their participation in the Reorganization, the federal income tax consequences of the Reorganization and the issuance of Class N and Class I shares of the Acquiring Fund will be passed on by Vedder Price P.C., 222 North LaSalle Street, Chicago, Illinois 60601.

Information Filed with the Securities and Exchange Commission

This Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto and the annual and semi-annual reports which the Funds have filed with the SEC pursuant to the requirements of the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made. The SEC file number for the registration statement containing the current Prospectus and Statement of Additional Information for the Target Fund and the Acquiring Fund is Registration No. 811-08004. The Prospectus and Statement of Additional Information are incorporated herein by reference.

THE BOARD’S CONSIDERATION OF THE REORGANIZATION

Aston proposed to the Board the Reorganization which would have the effect of merging the Target Fund and the Acquiring Fund, which Aston believes have substantially similar investment objectives. The Board, including those Trustees who are not “interested persons” of the Funds, the investment adviser or any subadviser of the Trust, as defined in the 1940 Act (the “Independent Trustees”), approved the terms of the Reorganization and recommended that the Reorganization be approved by the shareholders of the Target Fund.

In preparation for the meeting of the Board held on December 13, 2012 (the “Meeting”) at which the Reorganization was considered, Aston provided the Board with information regarding the proposed Reorganization, including the rationale therefor and alternatives considered to the Reorganization of the

Funds. In determining to recommend that the shareholders of the Target Fund approve the Reorganization, the Board considered the factors described below.

The Funds’ investment objectives, strategies, policies and relative risks. The Board noted that the Target Fund’s and the Acquiring Fund’s investment objectives and principal strategies, policies and risks are substantially similar.

The Funds’ relative sizes and potential for economies of scale. The Board noted that the Target Fund currently has a larger asset size than the Acquiring Fund, but that both Funds are relatively small and economies of scale may result from the Reorganization.

The investment performance of the Funds and the appointment of the Acquiring Fund’s subadviser to serve as subadviser to the Target Fund. In connection with its annual contract renewal process, the Board considered that the performance of the Target Fund lagged its benchmark index and peer group. The Board also noted that while the Acquiring Fund had more favorable performance, it had a relatively short track record. Accordingly, the Board took into account the long-term composite performance of LMCG’s small cap strategy. The Board considered that the same portfolio manager currently managing the Acquiring Fund is expected to continue to manage the combined fund upon consummation of the Reorganization.

The relative fees and expense ratios of the Funds. The Board noted that the Funds have the same management fee rate, and the Acquiring Fund has a lower total annual operating expense ratio after fee waiver/expense reimbursements than that of the Target Fund. The estimated total annual operating expense ratio for the combined fund is expected to be lower than the current total annual operating expense ratio of the Target Fund, taking into account the effect of contractual expense limitations, and a larger combined fund offers the opportunity for economies of scale.

The anticipated tax-free nature of the Reorganization. The Board took into account that, for federal income tax purposes, the Reorganization is generally not expected to result in a taxable event for the Target Fund or its shareholders.

Potential sales of portfolio securities of the Target Fund to accomplish the Reorganization. The Board considered that a material portion of securities in the Target Fund’s portfolio may be sold whether or not the Reorganization takes place as a result of the change of Subadviser. The Board considered that portfolio turnover is not expected to be significant in order to comply with the Acquiring Fund’s investment policies.

The expected costs of the Reorganization. The Board noted that each Fund will bear the expenses of the Reorganization (whether or not the Reorganization is consummated), including legal and accounting fees and expenses, provided that Aston will reimburse the Funds for expenses in connection with the Reorganization to the extent that such expenses cause total operating expenses of a Fund to exceed operating expense cap currently in effect for the Fund. It is expected that both Funds will be operating at expense levels exceeding their respective expense caps, thus resulting in Aston reimbursing the Funds for all direct expenses related to the Reorganization.

The effect of the Reorganization on shareholder services and shareholder rights. The Board took into account that the services available to Target Fund shareholders will be substantially the same on a class level basis.

Alternatives to the Reorganization. The Board considered continuing to operate the Target Fund as a stand-alone fund, and considered the possibility of liquidating the Target Fund. The Board determined that the proposed Reorganization is the best alternative because it is not expected to be a taxable event to shareholders for federal income tax purposes, it provides shareholders with a similar investment opportunity and economies of scale may be realized as a result of the size of the combined fund.

Any potential benefits of the Reorganization to Aston and its affiliates as a result of the Reorganization. The Board noted that the Reorganization may result in some operational efficiencies for the Adviser and its affiliates, including a reduction in operational expenses incurred in connection with administrative and compliance services, as a result of the elimination of the Target Fund as a separate series of the Trust.

Conclusion. Based on all of the foregoing, the Board concluded that the Target Fund’s participation in the proposed Reorganization would be in the best interests of the Target Fund and would not dilute the interests of each Fund’s existing shareholders.

OTHER INFORMATION

Shareholders of the Funds

The following tables set forth the percentage of ownership of each person who, as of         , 2013, the record date with respect to the Special Meeting, owns of record, or is known by the Funds to own of record or beneficially, 5% or more of any class of shares of either Fund. The tables also set forth the estimated percentage of shares of the combined fund that would have been owned by such parties if the Reorganization had occurred on             , 2013. These amounts may differ on the Closing Date.

Target Fund

Class	Name and Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After the Reorganization
Class N Shares		. %	. %
Class I Shares		. %	. %

Acquiring Fund
Class	Name and Address of Owner	Percentage of Ownership	Estimated Pro Forma Percentage of Ownership of the Combined Fund After the Reorganization
Class N Shares		. %	. %
Class I Shares		. %	. %

At the close of business on                     , 2013, there were                     Class N shares and             Class I shares of the Target Fund outstanding. As of                     , 2013, the [Trustees and officers of the Target Fund as a group owned less than 1% of the total outstanding shares of the Target Fund and as a group owned less than 1% of each class of shares of the Target Fund.]

At the close of business on             , 2013, there were             Class N shares and             Class I shares of the Acquiring Fund outstanding. As of             , 2013, the [Trustees and officers of the Acquiring Fund as a group owned less than 1% of the total outstanding shares of the Acquiring Fund and as a group owned less than 1% of each class of shares of the Acquiring Fund.]

Submission of Shareholder Proposals

Under Delaware law, the Trust is not required to hold annual shareholders’ meetings, but it will hold special meetings as required or deemed desirable, or upon the request of holders of at least 10% of the Trust’s shares entitled to vote. Because the Trust does not hold regular meetings of shareholders, the anticipated date of the next special shareholder meeting cannot be provided. Any shareholder who wishes to submit a proposal for consideration at a subsequent shareholders’ meeting should mail the proposal promptly to the Trust. Any proposal to be considered for submission to shareholders must comply with Rule 14a-8 under the Securities Exchange Act of 1934, as amended, and must be received by the Trust within a reasonable time before the solicitation of proxies for that meeting. The timely submission of a proposal does not guarantee its inclusion.

Shareholder Communications

Pursuant to guidelines approved by the Board, shareholders who wish to communicate with the Board as a whole and/or each of the Trustees individually should forward such correspondence by U.S. mail or other courier service to the Secretary of the Trust. Correspondence addressed to the Board will be forwarded to the Chairman of the Board and the Chairman of the Nominating and Governance Committee, and correspondence addressed to a particular Trustee will be forwarded to that Trustee.

Other Matters to Come Before the Special Meeting

The Board is not aware of any matters that will be presented for action at the Special Meeting other than the matters set forth herein. Should any other matters requiring a vote of shareholders arise, it is intended that the proxies that do not contain specific instructions to the contrary will be voted in accordance with the judgment of the persons named in the enclosed form of proxy.

Proxy Statement/Prospectus Delivery

Please note that only one Proxy Statement/Prospectus may be delivered to two or more shareholders of the Target Fund who share an address, unless the Fund has received instructions to the contrary. To request a separate copy of the Proxy Statement/Prospectus, or for instructions as to how to request a separate copy of such document or as to how to request a single copy if multiple copies of such document are received, shareholders should contact the Trust by calling (800)  992-8151.

VOTING INFORMATION AND REQUIREMENTS

Shareholders of the Target Fund are entitled to one vote for each full share held and fractional votes for fractional shares.

Approval of the Reorganization will require the affirmative vote of a majority of the outstanding voting securities of the Target Fund, with shareholders of each class voting together as a single class. The “vote of a majority of the outstanding voting securities” is defined in the 1940 Act as the lesser of the vote of (i) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such company.

One-third of the number of shares entitled to vote, present in person or by proxy, constitutes a quorum for the transaction of business, except that where any provision of law or the Trust Instrument permits or requires that holders of any series shall vote as a series (or that holders of a class shall vote as a class), then one-third of the aggregate number of shares of that series (or that class) entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series (or that class). Any lesser number is sufficient for adjournment. Any adjourned session or sessions may be held without the necessity of further notice.

Abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary voting power) will be treated as shares that are present for purposes of determining the presence of a quorum for transacting business at the Special Meeting and will have the same effect as a vote against the proposal. In the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. The persons named as proxies will vote upon such adjournment after consideration of all circumstances that may bear upon a decision to adjourn the Special Meeting. Any business that might have been transacted at the Special Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present.

Shareholders who execute proxies may revoke them at any time before they are voted by submitting a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person. The giving of a proxy will not affect your right to vote in person if you attend the Special Meeting and wish to do so.

The Board believes that the proposed Reorganization is in the best interests of the Target Fund. Accordingly, the Board unanimously recommends that shareholders vote FOR approval of the proposed Reorganization.

OTHER INFORMATION REGARDING CHANGE IN SUBADVISER OF THE TARGET FUND

As indicated above, LMCG was appointed to serve as the Target Fund’s subadviser effective on or about January 31, 2013. Generally, the 1940 Act requires an investment advisory agreement to be approved by the Board, including the Independent Trustees, and the Fund’s shareholders in order for it to become effective. However, a “manager-of-managers” exemptive order granted to Aston and the Trust by the SEC allows Aston to hire and terminate subadvisers and amend subadvisory agreements, subject to Board approval, without obtaining shareholder approval.

Under the exemptive order, if Aston hires a new subadviser for a Fund, shareholders of the Fund must be provided with an information statement containing certain information about the subadviser and the subadvisory agreement. The sub-investment advisory agreement for the Target Fund between Aston and LMCG (the “LMCG Sub-Investment Advisory Agreement”) is attached hereto as Appendix C. The following information is intended to provide shareholders of the Target Fund with information about LMCG and the LMCG Sub-Investment Advisory Agreement. It is intended that the following information, along with the information contained in the Proxy Statement/Prospectus, will satisfy the information statement requirements of the exemptive order.

Background

As discussed above under “Comparison of the Funds–Investment Adviser and Subadviser,” prior to the appointment of LMCG as the Target Fund’s subadviser, Todd-Veredus served as subadviser. At a meeting held on December 13, 2012, the Board, including the Independent Trustees, approved the LMCG Sub-Investment Advisory Agreement.

Board Considerations

The Board, including the Independent Trustees, approved the LMCG Sub-Investment Advisory Agreement at an in-person meeting held December 13, 2012. The Board considered information provided and discussions held at the December 13, 2012 meeting.

The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, LMCG or their affiliates to consider approval of the LMCG Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with the approval of the LMCG Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the LMCG Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of LMCG and its operational and compliance infrastructures. The Board also considered information provided regarding the experience and skills of senior management and investment personnel of LMCG, the resources made available to such personnel, the ability of LMCG to attract and retain high-quality personnel, and the organizational depth of LMCG. The Board considered that Mr. Morey would manage the Fund at LMCG, and that he is also the portfolio manager of the Acquiring Fund. The investment objective and principal strategies of the Fund would not change as a result of the approval of the LMCG Sub-Investment Advisory Agreement. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by LMCG are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the LMCG Sub-Investment Advisory Agreement as well as the overall management fee structure of the Fund, noting that the subadvisory fee rate is fifty percent (50%) of management fees less certain third-party payments, fee waivers and expense reimbursement incurred by Aston. The Board considered that the subadvisory fee rate was negotiated at arm’s length between Aston and LMCG, an unaffiliated third party, and that Aston would compensate LMCG from the fees it receives from the Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the Fund and whether the Fund will benefit from any economies of scale.

The Board also considered information provided by LMCG with respect to fees charged to other mutual funds and separate account clients, as applicable. The Board considered that the fee rates charged to the Fund and other clients vary because of the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Fund and other differences in the products and services provided, including differences in fee structures. The Board determined that profitability information with respect to LMCG was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of LMCG.

The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by LMCG as a result of its association with the Fund. The Board considered potential benefits to LMCG from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by LMCG from its relationship with the Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the LMCG Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the LMCG Sub-Investment Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Description of the Sub-Investment Advisory Agreement

The terms of the LMCG Sub-Investment Advisory Agreement, which is attached hereto as Appendix C, are described below.

Investment Management Services. The LMCG Sub-Investment Advisory Agreement provides that LMCG shall manage the investment and reinvestment of the Fund’s assets in accordance with the Fund’s investment objective, policies and limitations and administer the Fund’s affairs to the extent requested by, and subject to, the oversight of the Board.

Brokerage. The LMCG Sub-Investment Advisory Agreement authorizes LMCG to select brokers or dealers that will execute the purchases and sales of portfolio securities for the Fund, subject to its obligation to obtain best execution under the circumstances, which may take account of the overall quality of brokerage and research services provided to LMCG. The agreement permits LMCG to rely on Section 28(e) of the Securities Exchange Act of 1934, as amended, in placing brokerage transactions. Under that section, a commission paid to a broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided LMCG determines in good faith that the commission is reasonable in terms of either the transaction or the overall responsibility of LMCG to the Fund and its other clients and that the total commissions paid by the Fund will be reasonable in relation to the benefits to the Fund over the long term.

Expenses. The LMCG Sub-Investment Advisory Agreement provides that LMCG agrees to pay all expenses it incurs in connection with its activities under the agreement other than the cost of securities purchased for the Fund (including brokerage commissions and other related expenses).

Compensation. Under the LMCG Sub-Investment Advisory Agreement, Aston pays LMCG a management fee out of the investment advisory fee it receives from the Fund, in an amount equal to fifty percent (50%) of the positive difference, if any, of the investment advisory fee payable to Aston minus the sum of: (i) any investment advisory fees waived by Aston pursuant to an expense limitation or reimbursement agreement with the Fund, (ii) any expenses reimbursed by Aston pursuant to an expense limitation or reimbursement agreement with the Fund, and (iii) any payments by Aston to third parties who provide distribution, shareholder or similar services to the Fund. If the foregoing calculation results in a negative amount, such amount shall be payable by LMCG within 30 days of receipt of notice from Aston.

Aston receives a fee based on the Fund’s average daily net assets, computed daily and payable monthly at the annual rate of 1.00%. Aston has contractually agreed to waive management fees and/or reimburse ordinary operating expenses through February 28, 2014 to limit the Fund’s expense ratio, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses), to 1.35% for Class N shares and 1.10% for Class I shares.

Limitation on Liability. Under the LMCG Sub-Investment Advisory Agreement, LMCG and its directors, officers, stockholders, employees and agents will not be liable for any error of judgment or mistake of law or for any loss suffered by Aston or the Trust in connection with any matters to which the agreement relates or for any other act or omission in the performance by LMCG of its duties under the agreement, except that nothing in the agreement shall be construed to protect LMCG against any liability by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties or for its reckless disregard of its obligations or duties under the agreement. The LMCG Sub-Investment Advisory Agreement also includes an indemnity provision which requires Aston and LMCG to indemnify each other for certain losses.

Term. The LMCG Sub-Investment Advisory Agreement for the Fund has an effective date of January 31, 2013 and has an initial term ending on December 31, 2013. The LMCG Sub-Investment Advisory Agreement will continue in effect from year to year thereafter if such continuance is approved on behalf of the Fund at least annually in the manner required by the 1940 Act and the rules and regulations thereunder.

Termination. The LMCG Sub-Investment Advisory Agreement may be terminated at any time without the payment of any penalty upon sixty (60) days’ written notice to or by LMCG. In addition, the LMCG Sub-Investment Advisory Agreement may be terminated upon less than sixty (60) days’ notice to LMCG upon a material breach of the agreement or if the Board determines that other circumstances have, or likely will have, a material adverse effect on LMCG’s abilities to perform its obligations under the agreement, including notification of the departure of a portfolio manager or other key personnel change. The LMCG Sub-Investment Advisory Agreement terminates automatically without the payment of any penalty upon its assignment or upon termination of the advisory agreement.

Other. The LMCG Sub-Investment Advisory Agreement includes a non-solicitation provision under which LMCG may not solicit Fund shareholders to request redemption of their shares of any series of the Trust.

Other Information

Officers and Directors. Information regarding the principal executive officers and directors of Aston and LMCG is shown in Appendix D. To the best knowledge of the Trust, as of             , 2013, the ownership of shares of the Target Fund by the Trustees and executive officers of the Trust is shown in Appendix E.

Aggregate Advisory Fees. During the fiscal year ended October 31, 2012, Aston earned gross investment advisory fees of $279,493 for services provided to the Target Fund, and Aston paid $82,505 in subadvisory fees to Todd-Veredus with respect to the Fund during the last fiscal year.

Distributor and Administrator. Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312, is the Trust’s distributor. The Trust’s administrator is Aston Asset Management, LP, 120 North LaSalle Street, 25th Floor, Chicago, IL 60602.

Brokerage Commissions. During the fiscal year ended October 31, 2012, no commissions were paid to any affiliated broker.

                 , 2013

Please sign and return your proxy promptly.

Your vote is important and your participation

in the affairs of your Fund does make a difference.

APPENDIX A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            , 20    ] by Aston Funds, a Delaware statutory trust (the “Trust”), on behalf of and between ASTON/LMCG Small Cap Growth Fund (formerly known as ASTON Small Cap Growth Fund) (the “Acquiring Fund”) and ASTON Small Cap Fund (formerly known as ASTON/Veredus Small Cap Growth Fund) (the “Target Fund”) (the Acquiring Fund and the Target Fund are referred to herein each as a “Fund” and collectively as the “Funds”), and Aston Asset Management, LP (the “Adviser”), the investment adviser to the Funds (for purposes of Section 9.1 of the Agreement only). The principal place of business of the Trust is 120 North LaSalle Street, Chicago, Illinois 60602.

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all the assets of the Target Fund to the Acquiring Fund, in exchange solely for Class N and Class I shares of beneficial interest, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each corresponding class of the Target Fund, in complete liquidation and termination of the Target Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each Fund is a separate series of the Trust, and the Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares; and

WHEREAS, the Board of Trustees of the Trust (the “Board”) has determined that the Reorganization, with respect to each Fund, is in the best interests of such Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND

SHARES AND THE ASSUMPTION OF THE TARGET FUND LIABILITIES AND

LIQUIDATION AND TERMINATION OF THE TARGET FUND

1.1        THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Target Fund agrees to transfer all its assets, as set forth in Section 1.2, to the Acquiring Fund. In consideration therefor, the Acquiring Fund agrees: (i) to issue and deliver to the Target Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all the liabilities of the Target Fund, as set forth in Section 1.3. Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2        ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, options, interests in futures and dividends or interest receivables, owned by the Target Fund and any deferred or prepaid expenses shown as an asset on the books of the Target Fund as of the Closing.

The Target Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments. The Acquiring Fund will, within a reasonable period of time before the Closing Date, furnish the Target Fund with a list of the securities, if any, on the Target Fund’s list referred to above that do not conform to the Acquiring Fund’s investment objective, policies and restrictions. The Target Fund, if requested by the Acquiring Fund, will dispose of securities on such Acquiring Fund’s list before the Closing Date. In addition, if it is determined that the portfolios of the Target Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Target Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Target Fund to dispose of any investments or securities if, in the reasonable judgment of the Board or the Adviser, such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interest of the Target Fund.

1.3        LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Target Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

1.4        LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is practicable (the “Liquidation Date”): (a) the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its Class N and Class I shareholders of record (the “Target Fund Shareholders”), as applicable, determined as of the Valuation Time (as defined in Section 2.1), all the Class N and Class I Acquiring Fund Shares, as applicable, received by the Target Fund pursuant to Section 1.1; and (b) the Target Fund will thereupon proceed to terminate as set forth in Section 1.7 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Target Fund will simultaneously be canceled on the books of the Target Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5        OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Class N and Class I shares of the Acquiring Fund, as applicable, will be issued simultaneously to the Target Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Class N and Class I Target Fund Shareholders, as applicable.

1.6         TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Target Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom the Acquiring Fund Shares are to be issued and transferred.

1.7        TERMINATION. The Target Fund shall completely liquidate, terminate and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.8        REPORTING.  Any reporting responsibility of the Target Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund.

1.9        BOOKS AND RECORDS.  All books and records of the Target Fund, including all books and records required to be maintained under the 1940 Act, and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

VALUATION

2.1        VALUATION OF ASSETS. The value of the Target Fund’s net assets shall be the value of all of the Target Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately prior to the Closing Date (such time and date being hereinafter called the “Valuation Time”), less the amount of all of the Target Fund’s liabilities as of such time. The value of the Target Fund’s assets shall be determined by using the valuation procedures of the Trust adopted by the Board or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2        VALUATION OF SHARES. The net asset value per share per class of Acquiring Fund Shares shall be the net asset value per share for such class computed as of the Valuation Time, using the valuation procedures of the Trust adopted by the Board or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3        SHARES TO BE ISSUED.    The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Target Fund’s net assets shall be determined with respect to each class by dividing the Target Fund’s net assets with respect to such class of shares of the Target Fund determined in accordance with Section 2.1, by the net asset value per share of the corresponding class of Acquiring Fund Shares determined in accordance with Section 2.2.

2.4        EFFECT OF SUSPENSION IN TRADING.  In the event that at the Valuation Time, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Valuation Time shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored, and the Closing Date shall be postponed accordingly.

ARTICLE III

CLOSING AND CLOSING DATE

3.1        CLOSING DATE. The Closing shall occur on             , 20      or such other date as the parties may agree (the “Closing Date”). The Closing shall be held as of [9:00 a.m. Central time] at the offices of Vedder Price P.C. in Chicago, Illinois, or at such other time and/or place as the parties may agree. Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of [9:00 a.m. Central time.]

3.2        CUSTODIAN’S CERTIFICATE. The Target Fund shall cause The Bank of New York Mellon, as custodian for the Target Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that: (a) the Target Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund.

3.3        TRANSFER AGENT’S CERTIFICATE.  The Target Fund shall cause BNY Mellon Investment Servicing (U.S.) Inc., as transfer agent for the Target Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders, and the number and percentage ownership of outstanding shares per class owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause BNY Mellon Investment Servicing (U.S.) Inc., its transfer agent, to issue and deliver to the Target Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the Target Fund’s account on the books of the Acquiring Fund.

3.4        DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1        REPRESENTATIONS OF THE TARGET FUND.  The Trust, on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:

(a)        The Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)        The Target Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Trust Instrument.

(c)        The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)        The Target Fund is not in violation of, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation of, any provision of the Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Target Fund is a party or by which it is bound.

(e)        Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Target Fund has no material contracts or other commitments that will be terminated with liability to it before the Closing Date.

(f)        To the Target Fund’s knowledge, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or threatened against the Target Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

(g)        The audited financial statements of the Target Fund as of October 31, 2012, and for the year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Target Fund as of October 31, 2012, and there are no known contingent liabilities of the Target Fund as of such date that are not disclosed in such statements.

(h)        Since October 31, 2012, there have been no material adverse changes in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), and there are no known contingent liabilities of the Target Fund arising after such date. For the purposes of this subsection (h), a decline in the net asset value of the Target Fund shall not constitute a material adverse change.

(i)        All federal, state, local and other tax returns and reports of the Target Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Target Fund required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof, and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (g) above. To the best of the Target Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Target Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Target Fund.

(j)        All issued and outstanding shares of the Target Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Target Fund. All the issued and outstanding shares of the Target Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in Section 3.3. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Target Fund and has no outstanding securities convertible into shares of the Target Fund.

(k)        At the Closing Date, the Target Fund will have good and marketable title to the Target Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l)        The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Target Fund. Subject to approval by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Target Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)        The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(n)        From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Target Fund for use in the Proxy Materials (as defined in

Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o)        For each taxable year of its operations (including the taxable year ending on the Closing Date), the Target Fund (i) has elected to qualify, and has qualified or will qualify (in the case of the short taxable year ending with the Closing Date), as a “regulated investment company” under the Code (a “RIC”), (ii) has been eligible to compute and has computed its federal income tax under Section 852 of the Code, and on or prior to the Closing Date will have declared and paid a distribution with respect to all its investment company taxable income (determined without regard to the deduction for dividends paid), the excess of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code and its net capital gain (as such terms are defined in the Code) that has accrued or will accrue on or prior to the Closing Date, and (iii) has been, and will be (in the case of the short taxable year ending with the Closing Date), treated as a separate corporation for federal income tax purposes.

4.2        REPRESENTATIONS OF THE ACQUIRING FUND.    The Trust, on behalf of the Acquiring Fund, represents and warrants to the Target Fund as follows:

(a)        The Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)        The Acquiring Fund is a separate series of the Trust duly authorized in accordance with the applicable provisions of the Trust’s Trust Instrument.

(c)        The Trust is registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect.

(d)        The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement will not result in a violation of, the Trust’s Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)        To the Acquiring Fund’s knowledge, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings, and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction herein contemplated.

(f)        The audited financial statements of the Acquiring Fund as of October 31, 2012, and for the fiscal year then ended, have been prepared in accordance with generally accepted accounting principles and have been audited by independent auditors, and such statements (copies of which have been furnished to the Target Fund) fairly reflect the financial condition of the Acquiring Fund as of October 31, 2012, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

(g)        Since October 31, 2012, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Acquiring Fund arising after such date. For the purposes of this subsection (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)        All federal, state, local and other tax returns and reports of the Acquiring Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are complete and correct in all material respects. All federal, state, local and other taxes of the Acquiring Fund required to be paid (whether or not shown on any such return or report) have been paid or provision shall have been made for their payment, and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (f) above. To the best of the Acquiring Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Acquiring Fund, and no assessment for taxes, interest, additions to tax or penalties has been asserted against the Acquiring Fund.

(i)        All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase shares of the Acquiring Fund, and there are no outstanding securities convertible into shares of the Acquiring Fund.

(j)        The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(k)        The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund and will be fully paid and non-assessable.

(l)        The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

(m)        From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in

Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(n)        For each taxable year of its operations, including the taxable year that includes the Closing Date, the Acquiring Fund (i) has elected to qualify, has qualified or will qualify (in the case of the year that includes the Closing Date) and intends to continue to qualify as a RIC under the Code, (ii) has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year that includes the Closing Date, and (iii) has been, and will be (in the case of the taxable year that includes the Closing Date), treated as a separate corporation for federal income tax purposes.

(o)        The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF ACQUIRING FUND AND TARGET FUND

5.1        OPERATION IN ORDINARY COURSE. Subject to Sections 1.2 and 8.5, each of the Acquiring Fund and the Target Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distributions necessary or desirable to avoid federal income or excise taxes, and shareholder purchases and redemptions.

5.2        APPROVAL OF SHAREHOLDERS.    The Trust will call a special meeting of shareholders of the Target Fund to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3        INVESTMENT REPRESENTATION. The Target Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4        ADDITIONAL INFORMATION. The Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.

5.5        FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken all action and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6        STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Closing Date, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Trust’s Treasurer, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund pursuant to Section 381 of the Code.

5.7        PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8        TAX STATUS OF REORGANIZATION.    The intention of the parties is that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code. None of the Target Fund, the Trust or the Acquiring Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return), that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Target Fund, the Trust and the Acquiring Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable counsel to render the tax opinion contemplated herein in section 8.8.

ARTICLE VI

CONDITION PRECEDENT TO OBLIGATIONS OF THE TARGET FUND

The obligations of the Target Fund to consummate the transactions provided for herein with respect to the Reorganization shall be subject to the following condition:

6.1        All representations, covenants and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Target Fund a certificate executed in the Acquiring Fund’s name by the Trust’s President or Senior Vice President and its Chief Financial Officer, in form and substance reasonably satisfactory to the Target Fund and dated as of the Closing Date, to such effect and as to such other matters as the Target Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein with respect to the Reorganization shall be subject to the following conditions:

7.1        All representations, covenants and warranties of the Target Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Target Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Target Fund’s name by the Trust’s President or Senior Vice President and its Chief Financial Officer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2        The Target Fund shall have delivered to the Acquiring Fund a statement of the Target Fund’s assets and liabilities, together with a list of the Target Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT WITH RESPECT TO THE REORGANIZATION

The obligations of the Target Fund and the Acquiring Fund with respect to the Reorganization hereunder shall also be subject to the following:

8.1        This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with applicable law and the provisions of the Trust’s Trust Instrument and By-Laws. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the condition set forth in this Section 8.1.

8.2        On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3        All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.4        The Registration Statement shall have become effective under the 1933 Act, and no stop order suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5        The Target Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders at least all of the Target Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income excludible from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any available capital loss carry forward).

8.6        The Target Fund shall have delivered to the Acquiring Fund, and the Acquiring Fund shall have delivered to the Target Fund, on the Closing Date a certificate executed in its name by the Trust’s President or Senior Vice President, in a form reasonably satisfactory to the Target Fund or Acquiring Fund, as applicable, and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Fund, made in this Agreement are true and correct on and as of the Closing Date and as to such other matters as the Fund shall reasonably request.

8.7        The Funds shall have received on the Closing Date an opinion from Vedder Price P.C., counsel to the Trust, dated as of the Closing Date, substantially to the effect that:

(a)                The Trust is a statutory trust, validly existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all its properties and assets and to carry on its business as presently conducted.

(b)                The Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)                Assuming that the Acquiring Fund Shares are issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Target Fund on behalf of the Target Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to the Acquiring Fund Shares.

(d)                The Registration Statement is effective, and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Funds of the transactions contemplated herein, except as have been obtained.

(e)                The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust’s Trust Instrument

(assuming approval of Target Fund Shareholders has been obtained) or By-Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Fund is a party or by which a Fund or any of its properties may be bound.

8.8        The Funds shall have received an opinion of Vedder Price P.C. addressed to the Acquiring Fund and the Target Fund substantially to the effect that for federal income tax purposes:

(a)                The transfer of all the Target Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund, followed by the pro rata distribution by the Target Fund of all the Acquiring Fund Shares received to the Target Fund Shareholders in complete liquidation of the Target Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)                No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Target Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund.

(c)                No gain or loss will be recognized by the Target Fund upon the transfer of all the Target Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Target Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Target Fund Shareholders solely in exchange for such shareholders’ shares of the Target Fund in complete liquidation of the Target Fund.

(d)                No gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)                The aggregate basis of the Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder. The holding period of the Acquiring Fund Shares received by each Target Fund Shareholder will include the period during which the Target Fund shares exchanged therefor were held by such shareholder, provided such Target Fund shares are held as capital assets at the time of the Reorganization.

(f)                The basis of the Target Fund’s assets acquired by the Acquiring Fund will be the same as the basis of such assets to the Target Fund immediately before the Reorganization. The holding period of the assets of the Target Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Target Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the Target Fund, the Acquiring Fund or any Target Fund Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year (or on the termination thereof) or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code, or (B) the Target Fund, the

Acquiring Fund or any Target Fund Shareholder with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as Vedder Price P.C. may reasonably request of the Funds, and the Target Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this Section 8.8.

ARTICLE IX

EXPENSES

9.1        Each Fund will bear its own expenses in connection with the Reorganization (whether or not the Reorganization is consummated), including legal and accounting fees and expenses, provided that the Adviser will reimburse the Funds for expenses in connection with the Reorganization, including legal and accounting expenses, to the extent that such expenses cause total operating expenses of a Fund to exceed operating expense caps in effect for a Fund through February 28, 2014.

9.2        Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3        Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Target Fund or the Acquiring Fund, as the case may be, as a RIC.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1      The parties to the Reorganization agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

10.2      The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

11.1      This Agreement may be terminated by the mutual agreement of the parties to the Reorganization, and such termination may be effected by the Trust’s President without further action by the Board. In addition, either the Acquiring Fund or the Target Fund may at its option terminate this Agreement at or before the Closing Date due to:

(a)        a breach by any other party to the Reorganization of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

(b)        a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)        a determination by the Board that the consummation of the transactions contemplated herein with respect to the Reorganization is not in the best interests of the Acquiring Fund or the Target Fund.

11.2      In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Trust, the Trustees, the Acquiring Fund, the Target Fund, the Adviser, or the Trust’s or Adviser’s officers.

ARTICLE XII

AMENDMENTS

12.1      This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust as specifically authorized by the Board of Trustees; provided, however, that following the meeting of the Target Fund Shareholders called by the Target Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1      The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2      This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3      This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

13.4      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5      It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the respective Fund, as provided in the Trust’s Trust Instrument. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Fund and signed by authorized officers of the Trust acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the respective Fund as provided in the Trust’s Trust Instrument.

[SIGNATURE PAGE FOLLOWS]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ASTON FUNDS on behalf of ASTON/LMCG Small Cap Growth Fund (formerly known as ASTON Small Cap Growth Fund)

By:
Name:
Title:

ASTON FUNDS on behalf of ASTON Small Cap Fund (formerly known as ASTON/Veredus Small Cap Growth Fund) By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Section 9.1 only: ASTON ASSET MANAGEMENT, LP

By:
Name:
Title:

APPENDIX B

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the Acquiring Fund’s financial performance. The following schedules present financial highlights for one outstanding share of the Fund throughout the periods indicated. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements as of October 31, 2012. The financial statements for the Acquiring Fund have been audited by [            ], whose report along with the Acquiring Funds’ financial statements, is included in the Trust’s Annual Report, which is available upon request.

[To Come]

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APPENDIX C

LMCG SUB-INVESTMENT ADVISORY AGREEMENT

SUB-INVESTMENT ADVISORY AGREEMENT (the “Agreement”) made this 17th day of February, 2012 by and between ASTON ASSET MANAGEMENT, LP (hereinafter referred to as the “Investment Adviser”) and LEE MUNDER CAPITAL GROUP, LLC (hereinafter referred to as the “Subadviser”), which Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all of which together shall constitute but one instrument.

W I T N E S S E T H:

WHEREAS, the Investment Adviser has been retained by Aston Funds, a Delaware statutory trust (the “Trust”), a registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), to provide investment advisory services to the Trust with respect to certain series of the Trust set forth in Schedule A hereto as may be amended from time to time (hereinafter referred to as a “Fund” and, collectively, the “Funds” of the Trust);

WHEREAS, the Investment Adviser wishes to enter into a contract with the Subadviser to provide research, analysis, advice and recommendations with respect to the purchase and sale of securities, and make investment commitments with respect to such portion of the Funds’ assets as shall be allocated to the Subadviser by the Investment Adviser from time to time (the “Allocated Assets”), subject to oversight by the Trustees of the Trust and the supervision of the Investment Adviser.

NOW THEREFORE, in consideration of the mutual agreements herein contained, and intending to be bound, the parties agree as follows:

1.        In accordance with the Investment Advisory Agreement between the Trust and the Investment Adviser (“Investment Advisory Agreement”) with respect to the Funds, the Investment Adviser hereby appoints the Subadviser to act as subadviser with respect to the Allocated Assets for the period and on the terms set forth in this Agreement. The Subadviser accepts such appointment and agrees to render the services set forth herein, for the compensation provided herein.

2.        As compensation for the services enumerated herein, the Investment Adviser will pay the Subadviser a fee with respect to the Allocated Assets, which shall be calculated and payable monthly in arrears based on the average daily net assets of the Fund, in an amount equal to 50% of the positive difference, if any, of (x) the advisory fee payable to the Investment Adviser with respect to the Allocated Assets of the Fund (before reduction of the fee payable to Subadviser) minus (y) the sum of: (i) any investment advisory fees waived by the Investment Adviser pursuant to an expense limitation or reimbursement agreement with the Fund, (ii) any reimbursement of expenses by the Investment Adviser pursuant to an expense limitation or reimbursement agreement with the Fund, and (iii) any payments made by the Investment Adviser to third parties that provide distribution, shareholder services or similar services on behalf of the Fund. If the foregoing calculation results in a negative amount, such amount shall be payable by the Subadviser within 30 days of receipt of notice from the Investment Adviser, which notice shall include the basis for the calculation.

For the purposes of this Agreement, a Fund’s “net assets” shall be determined as provided in the Fund’s then-current Prospectus (as used herein, this term includes the related Statement of Additional Information).

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If this Agreement shall become effective subsequent to the first day of a month, or shall terminate before the last day of a month, the Subadviser’s compensation for such fraction of the month shall be prorated based on the number of calendar days of such month during which the Agreement is effective.

3.        This Agreement shall become effective with respect to a Fund as of the date set forth opposite the Fund’s name as set forth on Schedule A hereto (the “Effective Date”), provided that it has been approved by the Trustees of the Trust in accordance with the provisions of the 1940 Act and the rules thereunder and, if so required by the 1940 Act and the rules thereunder, by the shareholders of the Fund in accordance with the requirements of the 1940 Act and the rules thereunder.

4.        This Agreement shall continue in effect for the initial term set forth in Schedule A. It shall be renewed automatically thereafter with respect to a Fund by the Investment Adviser and the Subadviser for successive periods not exceeding one year, if and only if such renewal and continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a vote of the majority of the outstanding voting securities of the Fund as prescribed by the 1940 Act and provided further that such continuance is approved at least annually thereafter by a vote of a majority of the Trust’s Trustees, who are not parties to such Agreement or interested persons of such a party, cast in person at a meeting called for the purpose of voting on such approval. This Agreement will terminate with respect to a Fund without the payment of any penalty upon termination of the Investment Advisory Agreement relating to the Fund by either party thereto (accompanied by simultaneous notice to the Subadviser) or upon sixty days’ written notice to the Subadviser that the Trustees of the Trust, the Investment Adviser or the shareholders by vote of a majority of the outstanding voting securities of the Fund, as provided by the 1940 Act, have terminated this Agreement. Notwithstanding the foregoing, this Agreement may be terminated upon less than sixty days’ notice to the Subadviser upon a material breach of this Agreement or if the Trustees determine that other circumstances have, or likely will have, a material adverse effect on the Subadviser’s abilities to perform its obligations hereunder, including without limitation, notification of the departure of a portfolio manager of the Fund or other key personnel change. This Agreement may also be terminated by the Subadviser with respect to a Fund without penalty upon sixty days’ written notice to the Investment Adviser and the Trust.

This Agreement shall terminate automatically with respect to a Fund in the event of its assignment or, upon notice thereof to the Subadviser, the assignment of the Investment Advisory Agreement, unless its continuation thereafter is approved by the Board of Trustees of the Trust and the shareholders of the Fund if so required by the 1940 Act (in each case as the term “assignment” is defined in Section 2(a)(4) of the 1940 Act, subject to such exemptions as may be granted by the Securities and Exchange Commission (“SEC”) by any rule, regulation, order or interpretive guidance).

5.        Subject to the oversight of the Board of Trustees of the Trust and the Investment Adviser, the Subadviser will provide an investment program for the Allocated Assets, including investment research and management with respect to securities and investments, including cash and cash equivalents, and will determine from time to time what securities and other investments will be purchased, retained or sold. The Subadviser will provide the services under this Agreement in accordance with each Fund’s investment objective, policies and restrictions as stated in the Prospectus, as provided to the Subadviser by the Investment Adviser. The Subadviser further agrees that, in all matters relating to the performance of this Agreement, it:

(a)        shall act in conformity with the Trust’s Declaration of Trust, By-Laws and currently effective registration statements under the 1940 Act and the Securities Act of 1933 (the “1933 Act”) and any amendments or supplements thereto (the “Registration Statements”) and with the written policies, procedures and guidelines of each Fund, and written instructions and directions of the Trustees of the Trust and shall comply with the requirements of the 1940 Act and the Investment Advisers Act of

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1940 (the “Advisers Act”) and the rules thereunder, and all other applicable federal and state laws and regulations. The Trust agrees to provide Subadviser with copies of the Trust’s Declaration of Trust, By-Laws, Registration Statements, written policies, procedures and guidelines, and written instructions and directions of the Trustees, and any amendments or supplements to any of them at, or, if practicable, before the time such materials, instructions or directives become effective;

(b)        will maintain at all times during the term of this Agreement, in full force and effect, insurance, including without limitation errors and omissions insurance, with reputable insurance carriers, in such amounts, covering such risks and liabilities, and with such deductibles and self-insurance as are consistent with customary industry practice;

(c)        will pay expenses incurred by it in connection with its activities under this Agreement other than the cost of securities and other investments (including brokerage commissions and other transaction charges, if any) purchased for each Fund, provided that the Subadviser will not pay for or provide a credit with respect to any research provided to it in accordance with Section 5(d);

(d)        will place orders pursuant to its investment determinations for the Allocated Assets either directly with any broker or dealer, or with the issuer. In placing orders with brokers or dealers, the Subadviser will attempt to obtain the best overall price and the most favorable execution of its orders. Subject to policies established by the Trustees of the Trust and communicated to the Subadviser, it is understood that the Subadviser will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Trust or in respect of a Fund, or be in breach of any obligation owing to the Investment Adviser or the Trust or in respect of a Fund under this Agreement, or otherwise, solely by reason of its having caused the Fund to pay a member of a securities exchange, a broker or a dealer a commission for effecting a securities transaction for the Fund in excess of the amount of commission another member of an exchange, broker or dealer would have charged if the Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretive guidance issued by the SEC thereunder) provided by such member, broker or dealer, viewed in terms of that particular transaction or the Subadviser’s overall responsibilities with respect to the accounts, including the Fund, as to which it exercises investment discretion;

(e)        will review the daily valuation of securities comprising the Allocated Assets of each Fund as obtained on a daily basis by the Fund’s administrator and furnished by it to Subadviser, and will promptly notify the Trust and the Investment Adviser if the Subadviser believes that any such valuations may not properly reflect the market value of any securities owned by the Fund, provided, however, that the Subadviser is not required by this subparagraph to obtain valuations of any such securities from brokers or dealers or otherwise, or to otherwise independently verify valuations of any such securities;

(f)        unless otherwise instructed, will be responsible for voting all proxies of the Allocated Assets in accordance with the Proxy Voting Policies and Guidelines of Subadviser (the “Proxy Policy”), provided that such Proxy Policy and any amendments thereto are furnished to the Trust;

(g)        will attend regular business and investment-related meetings with the Trust’s Board of Trustees and the Investment Adviser if requested to do so by the Trust and/or the Investment Adviser, and at its expense, shall supply the Board, the officers of the Trust, and the Investment Adviser with all information and reports reasonably required by them and reasonably available to the Subadviser relating to the services provided by the Subadviser hereunder;

C-3

(h)        will maintain books and records with respect to the securities transactions for the Allocated Assets of each Fund and proxy voting record for the Allocated Assets of the Fund, furnish to the Investment Adviser and the Trust’s Board of Trustees such periodic and special reports as they may request with respect to the Fund, and provide in advance to the Investment Adviser all of the Subadviser’s reports to the Trust’s Board of Trustees for examination and review within a reasonable time prior to the Trust’s Board meetings; and

(i)        will pay reasonable expenses incurred by the Trust for any matters related to any transaction or event that is deemed to result in a change of control of the Subadviser or otherwise result in the assignment of the Sub-Investment Advisory Agreement under the 1940 Act.

6.        The Investment Adviser or its affiliates may, from time to time, engage other subadvisers to advise other series of the Trust (or portions thereof) or other registered investment companies (or series or portions thereof) that may be deemed to be under common control (each a “Sub-Advised Fund”). The Subadviser agrees that it will not consult with any other subadviser engaged by the Investment Adviser or its affiliates with respect to transactions in securities or other assets concerning a Fund or another Sub-Advised Fund, except to the extent permitted by the rules under the 1940 Act that permit certain transactions with a subadviser or its affiliates.

7.        Subadviser agrees with respect to the services provided to each Fund that:

(a)        it will promptly communicate to the Investment Adviser such information relating to Fund transactions as the officers and Trustees of the Trust may reasonably request and as communicated to the Subadviser;

(b)        it will treat confidentially and as proprietary information of the Trust all records and other information relative to each Fund and its prior, present or potential shareholders (“Confidential Information”), will comply at all times with all applicable laws and regulations relating to the confidentiality of “nonpublic personal information” including the Gramm-Leach-Bliley Act or other federal or state privacy laws and the regulations promulgated thereunder, and will not use such Confidential Information for any purpose other than the performance of its responsibilities and duties hereunder (except after prior notification to and approval in writing by the Trust, which approval may not be withheld where Subadviser is advised by counsel that the Subadviser may be exposed to civil or criminal contempt or other proceedings for failure to comply, when requested to divulge such information by duly constituted authorities, or when so requested by the Trust); and

(c)        during the term of this Agreement and for a period of eighteen (18) months following the termination of this Agreement, Subadviser (and its directors, officers, stockholders, employees, and agents) will not, directly or indirectly, solicit or induce any of the Fund’s shareholders to be withdrawn from investment in any series of the Trust.

8.        Each party represents and warrants to the other party that the execution, delivery and performance of this Agreement is within its powers and have been duly authorized by all necessary actions of its directors or members, and no action by, or in respect of, or filing with, any governmental body, agency or official is required on the part of either party for execution, delivery and performance of this Agreement, and the execution, delivery and performance by either party of this Agreement do not contravene or constitute a violation of, or a material default under, (i) any provision of applicable law, rule or regulation, (ii) such party’s governing instruments, or (iii) any agreement, judgment, injunction, order, decree or other instrument binding upon such party.

C-4

9.        In compliance with the requirements of Rule 31a-3 under the 1940 Act, Subadviser acknowledges that all records which it maintains for the Trust are the property of the Trust and agrees to surrender promptly to the Trust any of such records upon the Trust’s request, provided that Subadviser may retain copies thereof at its own expense. Subadviser further agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records required to be maintained by Rule 31a-1 under the 1940 Act relating to transactions placed by Subadviser for the Fund. Subadviser further agrees to maintain each Fund’s proxy voting record with respect to the Allocated Assets in a form mutually agreeable between the parties and which contains the information required by Form N-PX under the 1940 Act.

10.      It is expressly understood and agreed that the services to be rendered by the Subadviser to the Investment Adviser under the provisions of this Agreement are not to be deemed to be exclusive, and the Subadviser shall be free to provide similar or different services to others so long as its ability to provide the services provided for in this Agreement shall not be materially impaired thereby. In addition, but without limiting any separate agreement between the Subadviser and the Investment Adviser to the contrary, nothing in this Agreement shall limit or restrict the right of any director, officer, or employee of the Subadviser who may also be a Trustee, officer, or employee of the Trust, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

11.      The Investment Adviser agrees that it will furnish currently to the Subadviser all information with reference to each Fund and the Trust that is reasonably necessary to permit the Subadviser to carry out its responsibilities under this Agreement, and the parties agree that they will from time to time consult and make appropriate arrangements as to specific information that is required under this paragraph and the frequency and manner with which it shall be supplied. Without limiting the generality of the foregoing, Investment Adviser will furnish to Subadviser procedures consistent with the Trust’s contract with each Fund’s custodian from time to time (the “Custodian”), and reasonably satisfactory to Subadviser, for consummation of portfolio transactions for each Fund by payment to or delivery by the Custodian of all cash and/or securities or other investments due to or from the Fund, and Subadviser shall not have possession or custody thereof or any responsibility or liability with respect to such custody. Upon giving proper instructions to the Custodian, Subadviser shall have no responsibility or liability with respect to custodial arrangements or the acts, omissions or other conduct of the Custodian.

12.      The Subadviser and its directors, officers, stockholders, employees and agents shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Investment Adviser or the Trust in connection with any matters to which this Agreement relates or for any other act or omission in the performance by the Subadviser of its duties under this Agreement except that nothing herein contained shall be construed to protect the Subadviser against any liability by reason of the Subadviser’s willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reckless disregard of its obligations or duties under this Agreement.

13.      Each party shall indemnify and hold harmless the other party and its respective control persons (as described in Section 15 of the 1933 Act) and their respective directors, stockholders, members and employees (collectively, “Indemnitees”) against any and all losses, claims, damages, liabilities or expenses (including reasonable legal and other expenses of investigating or defending any alleged loss, claim, damages or liabilities) to which any of the Indemnitees may become subject under the 1933 Act, the 1940 Act, or the Advisers Act, or under any other statute, at common law or otherwise, arising out of or based on (i) any willful misfeasance, bad faith, or gross negligence of the other party in the performance of, or reckless disregard of, any of its duties or obligations hereunder, or (ii) any material breach of this Agreement by the other party.

C-5

14.      If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of the Agreement shall not be affected thereby. Except to the extent governed by federal law including the 1940 Act, this Agreement shall be governed by, and construed in accordance with, the laws of the State of Delaware, without applying the principles of conflicts of law thereunder.

15.      No provision of this Agreement may be changed, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, discharge or termination is sought. No amendment of this Agreement shall be effective with respect to the Trust until approved as required by applicable law.

16.      Any notice to be given hereunder may be given by personal notification or by facsimile transmission, to the party specified at the address stated below:

To the Investment Adviser at:

Aston Asset Management, LP

120 N. LaSalle Street

25th Floor

Chicago, IL 60602

Attn: President

Facsimile: (312) 268-1380

To the Subadviser at:

Lee Munder Capital Group, LLC

200 Clarendon Street

28th Floor

Boston, Massachusetts 02116

Attn: Client Service Director

Facsimile: (617) 380-5598

To a Fund or the Trust at:

Aston Funds

120 N. LaSalle Street

25th Floor

Chicago, IL 60602

Attn: President

Facsimile: (312) 268-1380

or addressed as such party may from time to time designate by notice to other parties in accordance herewith.

17.        The Subadviser agrees that for any claim by it against a Fund in connection with this Agreement or the services rendered under this Agreement, it shall look only to assets of a Fund for satisfaction and that it shall have no claim against the assets of any other portfolios of the Trust.

[The Remainder of Page Intentionally Left Blank]

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IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be signed by their duly authorized officers as of the day and year first above written.

ASTON ASSET MANAGEMENT, LP

By:

Name:	Gerald Dillenburg

Title:	CCO

LEE MUNDER CAPITAL GROUP, LLC

By:

Name:	Joseph F. Tower III

Title:	COO & CCO

C-7

SCHEDULE A

Fund	Effective Date	Initial Term

ASTON Small Cap Growth Fund (to be renamed ASTON/LMCG Small Cap Growth Fund)	February 17, 2012	December 31, 2013

ASTON Small Cap Fund	January 31, 2013	December 31, 2013

C-8

APPENDIX D

PRINCIPAL EXECUTIVE OFFICERS AND DIRECTORS OF ASTON AND LMCG

[To Come]

D-1

APPENDIX E

TRUSTEES AND EXECUTIVE OFFICERS OWNERSHIP OF TARGET FUND SHARES

[To Come]

E-1

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

VOTE ON THE INTERNET Log on to: www.proxy-direct.com or scan the QR code Follow the on-screen instructions available 24 hours

VOTE BY PHONE Call 1-800-337-3503 Follow the recorded instructions available 24 hours

VOTE BY MAIL Vote, sign and date this Proxy Card and return in the postage-paid envelope

VOTE IN PERSON Attend the Shareholder Meeting [4400 Computer Drive Westborough, MA 01581] on [April , 2013]

Please detach at perforation before mailing.

PROXY	ASTON SMALL CAP FUND (formerly, ASTON/Veredus Small Cap Growth) SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON [APRIL , 2013]	PROXY

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth Fund), a series of Aston Funds (the “Trust”), revoking previous proxies, hereby appoints [                    ] or any one of them true and lawful attorneys with power of substitution of each, to vote all shares of ASTON Small Cap Fund which the undersigned is entitled to vote, at the Special Meeting of Shareholders to be held on [April    , 2013], at [10:00 a.m.] Eastern time, [at the offices of BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581,] and at any adjournment or postponement thereof as indicated on the reverse side. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting.

Receipt of the Notice of the Special Meeting of Shareholders and the accompanying Proxy Statement/Prospectus is hereby acknowledged. The shares of ASTON Small Cap Fund represented hereby will be voted as indicated or FOR the proposal if no choice is indicated.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA TELEPHONE: 1-800-337-3503

Please sign exactly as your name appears at left. Joint owners each should sign. When signing as attorney, executor, administrator, trustee or guardian, please give full title as such. If a corporation, please sign in full corporate name by president or authorized officer. If a partnership, please sign in partnership name by authorized person. Please sign, date and return.

Signature and Title, if applicable

Signature (if held jointly)

Date AST_24317_012913A

EVERY SHAREHOLDER’S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for the

ASTON Small Cap Fund

Shareholders Meeting to Be Held on [April    , 2013]

The Proxy Statement/Prospectus and Proxy Card for this meeting are available at:

https://www.proxy-direct.com/ast-24317

IF YOU VOTE ON THE INTERNET OR BY TELEPHONE,

YOU NEED NOT RETURN THIS PROXY CARD

Please detach at perforation before mailing.

Properly executed proxies will be voted as specified. If no other specification is made, such shares will be voted “FOR” the proposal.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK. Example: ¢

		FOR	AGAINST	ABSTAIN
1.

To approve an Agreement and Plan of Reorganization (and the related transactions) which provides for (i) the transfer of all the assets of ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth Fund) (the “Target Fund”) to ASTON/LMCG Small Cap Growth Fund (formerly, ASTON Small Cap Growth Fund) (the “Acquiring Fund”)in exchange solely for shares of beneficial interest of the Acquiring Fund and the assumption by the Acquiring Fund of all the liabilities of the Target Fund; and (ii) the distribution by the Target Fund of all the shares of each class of the Acquiring Fund received by the Target Fund to the holders of shares of the corresponding class of the Target Fund in complete liquidation and termination of the Target Fund.

		☐	☐	☐

2.	To transact such other business as may properly come before the meeting or any adjournment or postponement thereof.

PLEASE SIGN AND DATE ON THE REVERSE SIDE

AST_24317_012913A

STATEMENT OF ADDITIONAL INFORMATION

Dated                          , 2013

Relating to the Acquisition of the Assets and Liabilities of

ASTON Small Cap Fund (formerly, ASTON/Veredus Small Cap Growth)

120 N. LaSalle St.

Chicago, Illinois 60602

Telephone: (312) 268-1400

This Statement of Additional Information (“SAI”) is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated                          , 2013 for use in connection with the Special Meeting of Shareholders (the “Special Meeting”) of ASTON Small Cap Fund (the “Target Fund”), a series of Aston Funds (the “Trust”), to be held on April [    ], 2013. At the Special Meeting, shareholders of the Target Fund will be asked to approve the reorganization (the “Reorganization”) of the Target Fund into ASTON/LMCG Small Cap Growth Fund (the “Acquiring Fund” and together with the Target Fund, the “Funds”) as described in the Proxy Statement/Prospectus. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Trust at the address shown above or by calling (800) 992-8151.

Further information about the Funds is contained in the Trust’s Statement of Additional Information dated February 28, 2013 which is incorporated herein by reference only insofar as it relates to the Target Fund or Acquiring Fund. No other parts are incorporated by reference herein.

The unaudited pro forma financial information, attached hereto as Appendix A, is intended to present the financial condition and related results of operations of the Acquiring Fund as if the Reorganization had been consummated on October 31, 2012.

The Trust’s audited financial statements and related independent registered public accounting firm’s report contained in the Trust’s Annual Report for the fiscal year ended October 31, 2012 are incorporated herein by reference only insofar as they relate to the Acquiring Fund and the Target Fund. No other parts of the Annual Report are incorporated by reference herein.

The date of this Statement of Additional Information is                  , 2013.

1

APPENDIX A

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Acquiring Fund as of October 31, 2012, using the fees and expenses information shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Acquiring Fund, which are available in the Trust’s Annual Report.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1—Reorganization

The unaudited pro forma information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Acquiring Fund pursuant to an Agreement and Plan of Reorganization (the “Agreement”) as if the Reorganization had occurred on October 31, 2012, except as noted in Note 3 below.

Target Fund	Acquiring Fund

ASTON Small Cap Fund	ASTON/LMCG Small Cap Growth Fund

Note 2—Basis of Pro Forma

The Reorganization will be accounted for as a reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Target Fund or its shareholders as a direct result of the Reorganization. The Target Fund and the Acquiring Fund are both series of the Trust, a registered open-end management investment company. The Reorganization would be accomplished by the acquisition of all of the assets and the assumption of all of the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the class and shares that Target Fund shareholders would have received if the Reorganization had taken place on October 31, 2012.

Target Fund Share Class	Acquiring Fund Shares Issued	Acquiring Fund Share Class

N	1,905,690	N
I	209,453	I

Under accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the surviving entity, the Acquiring Fund, and the results of operations of the Acquiring Fund for pre-reorganization periods will not be restated.

Fund	Net Assets	As-of Date

ASTON Small Cap Fund (Target Fund)	24,163,305	10/31/12
ASTON/LMCG Small Cap Growth Fund (Acquiring Fund)	6,413,230	10/31/12
ASTON/LMCG Small Cap Growth Fund (Pro Forma Combined)	30,576,535	10/31/12

1

Note 3—Pro Forma Adjustments

The table below reflects adjustments to annual expenses made to the pro forma combined fund financial information as if the Reorganization had taken place on October 31, 2012 using the fees and expenses information shown in the Proxy Statement/Prospectus. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and Acquiring Fund and has been prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Expense Category	Increase (Decrease)
Management Fees(1)	–
Professional fees(2) (3)	$62,505
Shareholders’ reports–printing and mailing expenses(4)	$19,400
Custodian’s fees and expenses(2)	–
Federal and state registration fees(2)	$(31,689)
Investment Advisory fees waived	$(32,260)
Transfer agent fees(2)	$(40,385)
Administration fees(2)	$(12,000)
Other expenses(2)	$(4,678)

(1)	The Funds have the same management fees.
(2)	Reflects the anticipated reduction of certain duplicative expenses eliminated as a result of the Reorganization and applicable Reorganization costs.
(3)	Includes estimated Reorganization costs of $15,000 for audit and $65,000 for legal.
(4)	Reorganization costs related to proxy solicitation.

No significant accounting policies will change as a result of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended.

Note 4—Reorganization Costs

The Target Fund is expected to be charged an estimated $74,200 in Reorganization costs. These costs represent the estimated nonrecurring expense of the Target Fund carrying out its obligations under the Agreement and consist of management’s estimate of professional services fees, printing costs and mailing charges related to the proposed Reorganization to be borne by the Target Fund. The Acquiring Fund is expected to be charged approximately $25,200 of expenses in connection with the Reorganization.

Note 5—Accounting Survivor

The Acquiring Fund will be the accounting survivor. The surviving fund will have the portfolio management team, portfolio composition, strategies, investment objective, expense structure and policies/restrictions of the Acquiring Fund.

Note 6—Capital Loss Carryforward

On October 31, 2012 the Target Fund had capital loss carryforwards of approximately $18,854,524 million. On October 31, 2012 the Acquiring Fund did not have any capital loss carryforwards. For additional information regarding capital loss limitations, please see the section

2

entitled “The Proposed Reorganization—Material Federal Income Tax Consequences” in the Proxy Statement/Prospectus.

3

Aston Funds

Annual Report 2012

October 31, 2012

Class N, I & R Shares

Equity

Fixed Income

Alternative

International

Sector

Balanced

Aston Funds

Dear Fellow Shareholder:

Of all the phrases that dominated the lexicon of investing during the past several years, perhaps none was more often evoked or more memorable than the prediction that the world had entered a “new normal.” Simply put, the “new normal” camp believed that the macroeconomic dislocations the world had endured since 2007 would take decades to work through and would depress equity and bond returns to levels well below their historical averages in the future.

Admittedly, the past 12 months were anything but normal. Unusually accommodative monetary policies from central banks across the world were designed to stimulate economic growth. Even so, global economic growth remained stubbornly subpar compared with other periods of economic recovery as consumers, businesses, and governments continued to deleverage by curtailing spending and reducing debt. Natural disasters and political upheavals seemed to happen with greater frequency than they had in any time during modern history.

Despite these relatively “abnormal” conditions, there is evidence that some things remained or reverted to the “old” normal during the past year. U.S. stock prices resumed their relationship to corporate earnings, moving higher as earnings results surprised on the upside during most of the past year. U.S. bonds overall were anchored by ultra-low and declining interest rates, though they registered gains during the year. The more credit-sensitive sectors, such as corporate bonds, fared best, helped as well by improved corporate profitability. For the year ending October 31, 2012, the Standard & Poor’s 500 Index, a broad gauge of the U.S. stock market, gained 15.19%, while U.S. investment-grade bonds, as measured by the Barclays U.S. Aggregate Bond Index, advanced 5.25%. Although foreign equity markets produced significantly divergent results for the year, most ended the period with gains.

As we look out on the coming year, we’re mindful that each and every day brings a mixture of both change and normalcy. To capitalize on the opportunities presented by the day-to-day dynamics of markets, our managers apply their vast analytic resources and experience. We give history and the lessons learned from it the deference they deserve by adhering to the proven and time-tested principles that have provided the underpinnings of our long-term investment success.

Given the many choices investors enjoy, we are grateful to you for your continued support of the Aston Funds family and are pleased to present you with the Aston Funds annual report.

Sincerely,

Kenneth C. Anderson

President

Aston Funds

The views expressed in this report reflect those of the portfolio managers only, through the end of the period covered and do not necessarily represent the views of Aston Funds or Aston Asset Management, LP. Any such views are subject to change at any time based upon market or other conditions and Aston Funds and Aston Asset Management, LP disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for an Aston Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Aston Fund.

Aston Funds

Large Cap Funds

ASTON/Montag & Caldwell Growth Fund

ASTON/Veredus Select Growth Fund

ASTON/TAMRO Diversified Equity Fund

ASTON/Herndon Large Cap Value Fund

ASTON/Cornerstone Large Cap Value Fund

Equity Income Funds

ASTON/River Road Dividend All Cap Value Fund

ASTON/River Road Dividend All Cap Value Fund II

Mid Cap Funds

ASTON/Fairpointe Mid Cap Fund

ASTON/Montag & Caldwell Mid Cap Growth Fund

Small Cap Funds

ASTON/Veredus Small Cap Growth Fund

(formerly, the ASTON/Veredus Aggressive Growth Fund)

ASTON Small Cap Growth Fund

(formerly, the ASTON/Crosswind Small Cap Growth Fund)

ASTON/Silvercrest Small Cap Fund

ASTON/TAMRO Small Cap Fund

ASTON/River Road Select Value Fund

ASTON/River Road Small Cap Value Fund

ASTON/River Road Independent Value Fund

Fixed Income Funds

ASTON/DoubleLine Core Plus Fixed Income Fund ASTON/TCH Fixed Income Fund

Alternative Funds

ASTON/Lake Partners LASSO Alternatives Fund ASTON Dynamic Allocation Fund

ASTON/Anchor Capital Enhanced Equity Fund

(formerly, the ASTON/M.D. Sass Enhanced Equity Fund)

ASTON/River Road Long-Short Fund

International Fund

ASTON/Barings International Fund

Sector Fund

ASTON/Harrison Street Real Estate Fund

Balanced Fund

ASTON/Montag & Caldwell Balanced Fund

This report is submitted for general information to the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus which includes details regarding the funds’ objectives, policies, expenses and other information.

Aston Funds are distributed by Foreside Funds Distributors LLC, 400 Berwyn Park, 899 Cassatt Road, Berwyn, PA 19312

Shareholder Services 800-992-8151   •  www.astonfunds.com

NOT FDIC INSURED   •   NO BANK GUARANTEE   •  MAY LOSE VALUE

Aston Funds

ASTON/Montag & Caldwell Growth Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
Ronald E. Canakaris, CFA, CIC

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Class N Shares of the Fund gained 11.40% during the past year, slightly trailing the Russell 1000 Growth Index gain of 13.02% and the S&P 500, which rose 15.19%. The Fund benefited from good stock selection in the Information Technology, Materials and Industrials sectors, as well as the underweight position to the Energy sector. This was offset by negative stock selection in the Energy and Consumer Discretionary sectors, the Fund’s cash reserve and an underweight position in Information Technology relative to the Fund’s Index.

Q.	What were the best performing holdings for the Fund during the period?

A.	Visa was the Fund’s top performing stock for the 12-month period, as the company continues to enjoy strong revenue and earnings growth despite the increased regulatory environment. While Apple was the Fund’s second best performing stock on an absolute basis, the Fund’s weighting in the stock is less than the Index and thus, the underweight position slightly detracted from relative performance. TJX had another year of strong gains as the company continues to benefit from consumers’ focus on value in the weak economic environment. The Fund established a position in Amazon as the company is hopeful of accelerating growth in existing markets, has opportunity for expansion in international markets and is well positioned to benefit from increased consumption of digital media. The stock performed well during the period and the Fund exited the position after the stock appreciated to a 20% premium to our estimated present value. eBay was purchased during the period and enjoyed strong gains, as the company continues to benefit from growth in online commerce and it has become a leader in online payments with its PayPal division.
Q.	What were the weakest performing holdings?

A.	We initiated a position in Juniper Networks during the period after the stock had been weak, but it declined further subsequent to our purchase. While earnings are sub-par in 2012, as carriers have deferred spending, Juniper is well positioned to benefit from the company’s five new product launches and an expected return to normal carrier spending patterns in 2013. Occidental Petroleum was weak, as the company has experienced rising costs, which tempered investors’ enthusiasm for the company’s above industry production growth. A position was established in Starbucks during the period, but the stock declined after the purchase, as revenues were less than expected over the summer due to the weak economic environment. We continue to favor the company as it has continued domestic and international growth opportunities and is benefiting from declining commodity costs. JP Morgan declined during the period and was eliminated, as financial stocks continued to suffer multiple compression due to the global debt crisis and increased regulatory requirements.

Q.	How was the Fund positioned as of October 31, 2012?

A.	While central bank actions are supportive of share prices and may limit the stock market’s downside risk, the market may have gotten ahead of its fundamentals, and it would not be surprising if the period ahead is more challenging. Global economic growth has weakened; corporate profit growth has slowed; corporate profit expectations seem too high with global growth slowing and profit margins near record levels; and it is uncertain if the “fiscal cliff” will be dealt with effectively after the election. We believe the outlook for the higher quality growth stocks held in the Fund is very promising. The shares of these companies are reasonably valued, and their earnings growth potential is more assured due to their financial strength and global diversification. In addition, many of the Fund’s holdings have above average dividend yields and dividend growth prospects.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	11.40%
Five Year	1.10%
Ten Year	5.91%
Since Inception	8.46%

Inception Date 11/02/94

Average Annual Total Returns - Class I

One Year	11.67%
Five Year	1.35%
Ten Year	6.19%
Since Inception	6.70%

Inception Date 06/28/96

Average Annual Total Returns - Class R

One Year	11.10%
Five Year	0.86%
Since Inception	6.01%

Inception Date 12/31/02

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The total expense ratio for the Class N, Class I and Class R Shares is 1.07%, 0.82% and 1.32% respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

2

Aston Funds

ASTON/Montag & Caldwell Growth Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 91.03%

	Consumer Discretionary – 9.71%
1,421,300	Bed Bath & Beyond *	$81,980,584
828,400	Las Vegas Sands	38,470,896
752,400	McDonald’s	65,308,320
500,000	NIKE, Class B	45,690,000
888,500	Omnicom Group	42,568,035
1,951,500	Starbucks	89,573,850
1,355,900	TJX	56,446,117

		420,037,802

	Consumer Staples – 26.24%
5,339,000	Coca-Cola	198,504,020
1,274,418	Colgate-Palmolive	133,762,913
1,326,300	Costco Wholesale	130,547,709
1,705,900	Kraft Foods Group *	77,584,332
5,766,700	Mondelez International, Class A	153,048,218
1,512,500	PepsiCo	104,725,500
1,594,000	Philip Morris International	141,164,640
1,475,000	Procter & Gamble	102,129,000
2,533,700	Unilever (Netherlands)	92,961,453

		1,134,427,785

	Energy – 6.61%
2,127,300	Cameron International *	107,726,472
1,400,000	Occidental Petroleum	110,544,000
969,800	Schlumberger	67,430,194

		285,700,666

	Financials – 2.30%
2,950,100	Wells Fargo	99,388,869

	Healthcare – 14.93%
2,843,300	Abbott Laboratories	186,293,016
1,574,900	Allergan	141,615,008

Shares		Market Value

	Healthcare (continued)
2,400,000	AmerisourceBergen	$94,656,000
2,104,254	Express Scripts *	129,495,791
1,774,500	Stryker	93,338,700

		645,398,515

	Industrials – 6.27%
8,355,500	General Electric	175,966,830
1,300,000	United Parcel Service, Class B	95,225,000

		271,191,830

	Information Technology – 21.37%
1,007,800	Accenture, Class A (Ireland)	67,935,798
257,180	Apple	153,047,818
1,874,200	eBay *	90,505,118
1,548,100	EMC *	37,804,602
120,000	Google, Class A *	81,572,400
4,647,787	Juniper Networks *	77,013,831
4,100,100	Oracle	127,308,105
2,800,000	Qualcomm	164,010,000
900,000	Visa, Class A	124,884,000

		924,081,672

	Materials – 3.60%
1,807,400	Monsanto	155,562,918

	Total Common Stocks (Cost $3,468,623,067)	3,935,790,057

INVESTMENT COMPANY – 8.96%

387,376,867	BlackRock Liquidity Funds TempCash Portfolio	387,376,867

	Total Investment Company (Cost $387,376,867)	387,376,867

Total Investments – 99.99% (Cost $3,855,999,934)**		4,323,166,924

Net Other Assets and Liabilities – 0.01%		411,957

Net Assets – 100.00%		$4,323,578,881

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $3,863,518,548.

Gross unrealized appreciation	$503,529,353
Gross unrealized depreciation	(43,880,977)

Net unrealized appreciation	$459,648,376

See accompanying Notes to Financial Statements.

3

Aston Funds

ASTON/Veredus Select Growth Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
B. Anthony Weber; Charles F. Mercer, Jr., CFA; Michael E. Johnson, CFA;
John R. Prys, CFA & Katherine A. Kuntz, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	The Fund’s underperformance during the period was primarily due to two extremely poor months at the end of 2011 on the back of a dismal earnings season for some of the holdings in the portfolio. Not owning Apple hurt returns during the first quarter of 2012, a deficit that we were unable make up during the two subsequent quarters. Apple had missed its third quarter 2011 earnings target and we did not want to risk owning the stock going into the 2011 holiday season. That was definitely the wrong call. We did reestablished a position in Apple during the second quarter and still held a position as of the end of October 2012, but nowhere near a benchmark weighting. The environment for our brand of growth investing was also made worse during the period by the market’s tilt toward defensive names and fat dividends.

Q.	What were the best performing holdings for the Fund during the period?

A.	eBay was the best performing stock in the portfolio, as its PayPal subsidiary and growth in mobile payments propelled the stock strongly higher. Visa continued its quarterly progression of solid results with increasing transaction volumes pushing the stock. Michael Kors, a leading upscale women’s clothing and accessories retailer and the portfolio’s largest holding, gained from its efforts at building one of the most sought after brand names around.

Q.	What were the weakest performing holdings?

A.	Digital media company Rovi announced third quarter results that missed estimates and gave weak guidance. This had been a huge stock for the portfolio in the past, but the company missed a tremendous opportunity in the world of digital movie downloads. We exited the stock as it rallied back from the near-term sell-off, though still at a significant loss for the period. Herbalife, the global marketing firm of nutritional supplements, succumbed to multiple rumors that an activist hedge fund manager was in the market shorting the stock. The Fund owned Nokia early in 2012 based on new product flow which was obviously over-hyped, leading to a drop in the stock.

Q.	How was the Fund positioned as of October 31, 2012?

A.	Consumer Discretionary comprised the largest weighting in the Fund, led by Michael Kors, various specialty retailers, and some homebuilders as lower gasoline prices and enhanced consumer confidence is providing a boost to these areas. Information Technology makes up 19% of the portfolio, but this is somewhat misleading in our view as we think of eBay and Visa as more consumer plays. Not counting those two holdings, the portfolio’s Technology exposure is way down from what it has been historically. Healthcare is the next largest sector, with Illumina and Watson Pharmaceuticals the two largest positions. Financials make up 14.5% led by Citigroup, Energy is 7.2% focused on natural gas names and Materials comprise 9.2% led by Vulcan Materials. The Fund is severely underweight Industrials given the slowing nature of heavy industry. With the “fiscal cliff” looming, 2013 could very well be a difficult year. We will be watching Washington closely and would not rule out getting defensive in the not too distant future.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	2.97%
Five Year	-4.91%
Ten Year	5.99%
Since Inception	2.48%

Inception Date 12/31/01

Average Annual Total Returns - Class I

One Year	3.19%
Five Year	-4.67%
Since Inception	1.65%

Inception Date 09/11/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The total expense ratio for the Class N and Class I Shares is 1.31% and 1.06% respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

4

Aston Funds

ASTON/Veredus Select Growth Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 99.75%

	Consumer Discretionary – 26.41%
11,400	D.R. Horton	$238,944
3,625	Dick’s Sporting Goods	181,250
6,600	GNC Holdings, Class A	255,222
6,800	Lennar, Class A	254,796
7,075	Ltd. Brands	338,822
7,275	Mattel	267,575
10,100	Michael Kors Holdings *	552,369
1,525	Panera Bread, Class A *	257,176
93,125	Sirius XM Radio *	260,750
2,525	Tractor Supply	243,006
3,725	Ulta Salon Cosmetics & Fragrance	343,520

		3,193,430

	Consumer Staples – 2.25%
3,925	PepsiCo	271,767

	Energy – 7.24%
8,875	Cabot Oil & Gas	416,947
2,375	Continental Resources *	170,667
8,300	Southwestern Energy *	288,010

		875,624

	Financials – 14.51%
4,325	American Express	242,070
11,075	American International Group	386,850
13,500	CBRE Group, Class A	243,270
11,400	Citigroup	426,246
13,225	Fifth Third Bancorp	192,159
15,200	Morgan Stanley	264,176

		1,754,771

Shares		Market Value

	Healthcare – 14.74%
4,800	Abbott Laboratories	$314,496
1,275	Biogen Idec *	176,230
8,025	Illumina *	381,268
7,225	Merck & Co.	329,677
4,950	ResMed	197,703
4,450	Watson Pharmaceuticals *	382,478

		1,781,852

	Industrials – 6.28%
3,000	C.H. Robinson Worldwide	180,990
16,700	Masco	252,003
12,600	Quanta Services *	326,718

		759,711

	Information Technology – 19.13%
3,300	Accenture, Class A (Ireland)	222,453
6,650	Akamai Technologies *	252,633
525	Apple	312,427
6,475	eBay *	312,678
8,725	Microsoft	248,968
5,075	Teradata *	346,673
4,450	Visa, Class A	617,482

		2,313,314

	Materials – 9.19%
8,000	Newmont Mining	436,400
2,550	Rock-Tenn, Class A	186,635
10,625	Vulcan Materials	488,431

		1,111,466

	Total Common Stocks (Cost $11,228,523)	12,061,935

INVESTMENT COMPANY – 2.08%

250,962	BlackRock Liquidity Funds TempCash Portfolio	250,962

	Total Investment Company (Cost $250,962)	250,962

Total Investments – 101.83% (Cost $11,479,485)**		12,312,897

Net Other Assets and Liabilities – (1.83)%		(221,358)

Net Assets – 100.00%		$12,091,539

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $11,481,872.

Gross unrealized appreciation	$1,023,402
Gross unrealized depreciation	(192,377)

Net unrealized appreciation	$831,025

See accompanying Notes to Financial Statements.

5

Aston Funds

ASTON/TAMRO Diversified Equity Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

Philip D. Tasho, CFA & Timothy A. Holland, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	While the U.S. and global economies saw a slowdown in growth, aggressively easy monetary policy provided ample liquidity that helped fuel double digit returns across all market capitalizations of the U.S. equity markets. The underperformance of the Fund relative to the benchmark, the Russell 1000 Index, was primarily due to weak stock selection in the Consumer Discretionary, Technology and Financials sectors that was not sufficiently offset by strength in the Consumer Staples, Energy and Healthcare sectors.

Q.	What were the best performing holdings for the Fund during the period?

A.	A rebound in the housing cycle benefitted the largest home improvement retailer, Home Depot. Demand for Apple’s premium mobility products sent its shares to new highs. Lastly, DaVita Healthcare Partners benefited from industry consolidation and rising demand for renal dialysis.

Q.	What were the weakest performing holdings?

A.	A softening in telecomm capital spending led to a slowdown for Acme Packet’s Session Border Control products that manage the quality of data as it crosses from one network to another. Rising competition in the specialty mattress segment impacted shares of Tempur-Pedic International, while a general slowdown in South America reduced earnings expectations for the number one McDonald’s franchisee there, Arcos Dorados Holdings. We maintain a position in Tempur-Pedic, but we eliminated the others due to the identification of other investments that we believe represent better relative opportunities.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The Fund’s investment process focuses on individual, bottom-up stock selection to identify companies that we believe are best able to execute given their specific competitive advantage. Our approach to portfolio management is opportunistic and broadly diversified, with sector weights determined by where we see opportunities at the stock level. As of October 31, 2012, Financials, Consumer Discretionary and Healthcare were the largest sectors. Among our investment categories, higher quality Leaders and Innovators, which focus on low cost operations and efficiency, comprised 91% of the portfolio. Laggards, or companies undergoing restructuring, made up 9%.

We believe the domestic economy will continue to grow at a slower than normal pace, led by an ongoing rebound in consumer spending and housing. The change in housing prices has turned positive in most regions of the country and consumer sentiment is the highest yet in the recovery. After the election is over, there should be more clarity concerning the direction of U.S. economic policy. Any interim volatility may provide opportunities to add to current positions or initiate new ones at attractive valuations.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	11.94%
Five Year	1.08%
Ten Year	7.67%
Since Inception	4.98%

Inception Date 11/30/00

Total Return - Class I

Cumulative Since Inception	2.04%

Inception date 03/02/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

The total expense ratio for the Class N and Class I Shares is 1.63% and 1.38% respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

6

Aston Funds

ASTON/TAMRO Diversified Equity Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 99.12%

	Consumer Discretionary – 16.80%
3,070	Amazon.com *	$714,757
6,480	Bed Bath & Beyond *	373,766
14,488	CarMax *	488,970
11,676	GNC Holdings, Class A	451,511
8,902	Home Depot	546,405
13,457	Macy’s	512,308
8,121	Tempur-Pedic International *	214,719
14,743	Toll Brothers *	486,666

		3,789,102

	Consumer Staples – 10.53%
6,598	Kraft Foods Group *	300,077
7,425	McCormick & Co (Non-Voting Shares)	457,528
12,780	Mondelez International, Class A	339,181
5,135	Philip Morris International	454,756
8,055	United Natural Foods *	428,848
11,147	Walgreen	392,709

		2,373,099

	Energy – 10.35%
2,718	EOG Resources	316,620
6,472	Exxon Mobil	590,052
10,205	Phillips 66	481,268
6,827	Range Resources	446,213
14,366	Southwestern Energy *	498,500

		2,332,653

	Financials – 18.59%
10,233	American Express	572,741
3,850	American Tower, REIT	289,867
5,353	Berkshire Hathaway, Class B *	462,232
3,161	Franklin Resources	403,976
7,159	Iberiabank	356,447
11,123	JPMorgan Chase	463,607

Shares		Market Value

	Financials (continued)
10,737	MetLife	$381,056
3,339	Portfolio Recovery Associates *	349,426
13,436	Raymond James Financial	512,449
6,168	T. Rowe Price Group	400,550

		4,192,351

	Healthcare – 14.64%
9,737	Advisory Board *	462,507
4,275	Allergan	384,408
5,216	Athenahealth *	335,337
4,717	DaVita *	530,757
6,424	Express Scripts *	395,333
12,836	HMS Holdings *	296,383
6,863	Johnson & Johnson	486,038
10,169	Teva Pharmaceutical, SP ADR (Israel)	411,031

		3,301,794

	Industrials – 11.79%
5,912	Boeing	416,441
5,030	C.H. Robinson Worldwide	303,460
8,800	Chicago Bridge & Iron (Netherlands)	330,440
11,105	Cintas	464,300
12,688	Colfax *	436,340
8,503	Danaher	439,860
4,781	Fluor	267,019

		2,657,860

	Information Technology – 12.31%
2,028	Apple	1,206,863
3,869	Factset Research Systems	350,338
369	Google, Class A *	250,835
8,226	Microchip Technology	257,885
7,296	QUALCOMM	427,363
4,091	Seagate Technology (Ireland)	111,766
10,141	Yahoo! *	170,470

		2,775,520

	Materials – 4.11%
5,313	Monsanto	457,290
5,334	Royal Gold	469,819

		927,109

	Total Common Stocks (Cost $17,981,931)	22,349,488

INVESTMENT COMPANY – 0.54%

122,258	BlackRock Liquidity Funds TempCash Portfolio	122,258

	Total Investment Company (Cost $122,258)	122,258

Total Investments – 99.66% (Cost $18,104,189)**		22,471,746

Net Other Assets and Liabilities – 0.34%		77,231

Net Assets – 100.00%		$22,548,977

See accompanying Notes to Financial Statements.

7

Aston Funds

ASTON/TAMRO Diversified Equity Fund	October 31, 2012

Schedule of Investments – continued

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $18,231,067.

Gross unrealized appreciation	$4,746,965
Gross unrealized depreciation	(506,286)

Net unrealized appreciation	$4,240,679

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

8

Aston Funds

ASTON/Herndon Large Cap Value Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
Randell A. Cain, Jr., CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Over the past 12-month period, positive absolute returns to the Fund were produced by nine of the ten major sectors, with five of those sectors posting double digit gains. The portfolio’s positive absolute performance was the result of a strengthening U.S. economy, solid increase in corporate earnings and improving consumer sentiment.

The Fund did, however, underperform the Russell 1000 Value Index by more than 600 basis points. Stock performance and relative weights in the Information Technology, Utilities and Industrials sectors contributed positively to the portfolio’s overall relative performance. The major detractors were stocks in the Materials, Consumer Staples and Consumer Discretionary sectors. The portfolio’s relative returns were most negatively impacted by the performance of Materials stocks as a weak global mining and commodities market led to these stocks underperforming.

Q.	What were the best performing holdings for the Fund during the period?

A.	The highest individual stock contributors to the portfolio’s performance were Gilead Sciences (+61% return), Apple Inc. (+48%) and TJX Companies (+43%). These securities represent holdings in the Healthcare, Information Technology and Consumer Discretionary sectors, respectively.

Q.	What were the weakest performing holdings?

A.	The highest individual stock detractors to the portfolio’s performance were Cliff’s Natural Resources (-45% return), Chimera Investment Corp. (-19%) and Herbalife Ltd. (-16%) . These stocks are in the Materials, Financial Services and Consumer Staples sectors, respectively.

Q.	How was the Fund positioned as of October 31, 2012?

A.	As of October 31, 2012, the Fund was overweight the Energy, Information Technology, Consumer Staples, Consumer Discretionary, Materials and Industrials sectors. The underweight sectors were Financial Services, Utilities, Telecommunications and Healthcare.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Value investing involves the risk that a Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

1 Year	10.39%
Since Inception	9.04%

Inception Date 03/31/10

Average Annual Total Returns - Class I

1 Year	10.69%
Since Inception	5.44%

Inception Date 03/02/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

9

Aston Funds

ASTON/Herndon Large Cap Value Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 95.14%

	Consumer Discretionary – 10.84%
48,108	Apollo Group, Class A *	$966,009
23,361	Coach	1,309,384
15,203	Ross Stores	926,623
36,312	TJX	1,511,669
18,471	Yum! Brands	1,295,002

		6,008,687

	Consumer Staples – 9.44%
43,623	Altria Group	1,387,211
8,042	Colgate-Palmolive	844,088
25,370	Herbalife (Cayman)	1,302,750
5,869	Nu Skin Enterprises, Class A	277,780
16,002	Philip Morris International	1,417,137

		5,228,966

	Energy – 23.62%
16,268	Apache	1,346,177
9,974	Chevron	1,099,235
19,512	ConocoPhillips	1,128,769
15,711	Exxon Mobil	1,432,372
42,074	Halliburton	1,358,569
32,149	HollyFrontier	1,241,916
23,603	Marathon Petroleum	1,296,513
38,927	Newfield Exploration *	1,055,700
65,943	Patterson-UTI Energy	1,066,958
95,889	RPC	1,098,888
20,912	Superior Energy Services *	425,141
23,445	Ultra Petroleum *	534,780

		13,085,018

	Financials – 18.64%
32,173	Aflac	1,601,572
41,808	American Capital Agency, REIT	1,380,500

Shares		Market Value

	Financials (continued)
39,196	Apartment Investment & Management, Class A, REIT	$1,046,141
39,242	CBOE Holdings	1,157,247
32,657	Discover Financial Services	1,338,937
35,538	Eaton Vance	1,000,039
74,416	Federated Investors, Class B	1,729,428
32,149	Waddell & Reed Financial, Class A	1,071,526

		10,325,390

	Healthcare – 8.23%
24,063	Eli Lilly	1,170,184
34,279	Endo Health Solutions *	982,436
20,166	Gilead Sciences *	1,354,349
144,475	Health Management Associates, Class A *	1,054,667

		4,561,636

	Industrials – 10.70%
10,264	Caterpillar	870,490
18,180	Copa Holdings SA, Class A (Panama)	1,687,468
10,264	Cummins	960,505
18,907	Joy Global	1,180,742
13,121	Lockheed Martin	1,229,044

		5,928,249

	Information Technology – 7.98%
2,203	Apple	1,311,005
6,173	International Business Machines	1,200,834
29,970	Microsoft	855,194
30,841	Western Digital	1,055,687

		4,422,720

	Materials – 5.69%
5,786	CF Industries Holdings	1,187,229
25,516	Cliffs Natural Resources	925,465
30,593	Kronos Worldwide	408,417
2,324	Newmarket	630,524

		3,151,635

	Total Common Stocks (Cost $51,852,542)	52,712,301

INVESTMENT COMPANY – 5.42%

3,005,231	BlackRock Liquidity Funds TempCash Portfolio	3,005,231

	Total Investment Company (Cost $3,005,231)	3,005,231

Total Investments – 100.56% (Cost $54,857,773)**		55,717,532

Net Other Assets and Liabilities – (0.56)%		(310,580)

Net Assets – 100.00%		$55,406,952

See accompanying Notes to Financial Statements.

10

Aston Funds

ASTON/Herndon Large Cap Value Fund	October 31, 2012

Schedule of Investments – continued

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $55,304,811.

Gross unrealized appreciation	$3,460,988
Gross unrealized depreciation	(3,048,267)

Net unrealized appreciation	$412,721

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

11

Aston Funds

ASTON/Cornerstone Large Cap Value Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

John Campbell, CFA; Rick van Nostrand, CFA; Cameron Clement, CFA; & Dean Morris, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Despite continued overhangs from European sovereign debt, slowing emerging economies and political uncertainty in the U.S., the markets posted double digit gains over the past 12 months; as the Russell 1000 Value Index was up 16.89%. Attractive valuations coupled with improved economic reports from the U.S. drove investors back into equities. Additionally, the European Central Bank’s long-term refinancing operations attempted to allay investor fears of sovereign default by providing nearly $1.2 trillion in cheap loans to European banks. In the U.S., data surrounding housing, employment and manufacturing have begun to paint a more stable and improving picture.

Q.	What were the best performing holdings for the Fund during the period?

A.	Apple (+47.7%) was the best performing stock during the period. The company continued to post impressive growth driven largely by iPhone and tablet sales, while the successful launch of the third generation iPad added to investor enthusiasm.

Western Digital (+29.3%) sold off in the 2nd quarter over fears of peak pricing and demand given the concerns over global PC demand. As a result, we added to our position and were rewarded as the company provided increased earnings guidance for FY13 driving the stock price considerably higher.

Wal-Mart (+35.6%) was a top performer for the period, as the market rewarded the company for regaining sales momentum in the U.S. Their international business is also seeing improved margins and should be a bigger contributor to earnings going forward.

Q.	What were the weakest performing holdings?

A.	Hewlett-Packard (-49.4%) was the top overall detractor to performance over the past 12 months. The street reacted negatively to the earnings report in August, in which management provided a muted outlook for the remainder of 2012. Investors remain concerned about the ongoing turnaround at Hewlett-Packard and how quickly management can implement needed changes.

Vale (-22.4%) was weaker for the 12-month period given macro concerns pertaining to China and overall global demand for steel. The Brazilian government’s influence over the company has also led some investors to question whose best interest company management is trying to appease—that of shareholders or the Brazilian government.

Hess Corp. (-15.8%) saw significant weakness during the period after posting disappointing forward guidance during its Q1 2012 quarterly earnings call. The stock was weak given its lackluster production results in the Bakken region—its primary growth area. Additionally, investors are focused on near-term capital expenditure costs and a portfolio that is viewed by some as being too diverse.

Q.	How was the Fund positioned as of October 31, 2012?

A.	Despite the strong performance over the past 12 months, valuations remain compelling, both on traditional measures and our proprietary valuation work, which now indicates that 73% of the stocks in the 800 stock universe are undervalued relative to our assessment of their value. We continue to find a lot of value in the market, and are enthusiastic about the Fund’s positioning and our ability to improve the quality of the holdings while aiming to hold market leading, cash flow rich, and attractively priced companies in the process.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Value investing involves the risk that a Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	10.43%
Five Year	-0.61%
Ten Year	7.34%
Since Inception	7.14%

Inception Date 01/04/93

Average Annual Total Returns - Class I

One Year	10.66%
Five Year	-0.34%
Since Inception	4.35%

Inception Date 09/20/05

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

The total expense ratio for the Class N and Class I Shares is 1.61% and 1.36%, respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

12

Aston Funds

ASTON/Cornerstone Large Cap Value Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 96.22%

	Consumer Discretionary – 8.57%
17,600	Hasbro	$633,424
27,900	Mattel	1,026,162
53,100	Staples	611,447

		2,271,033

	Consumer Staples – 3.88%
13,700	Wal-Mart Stores	1,027,774

	Energy – 12.95%
7,750	Apache	641,312
9,275	Chevron	1,022,198
18,012	Hess	941,307
12,100	Royal Dutch Shell PLC, ADR (United Kingdom)	828,608

		3,433,425

	Financials – 14.39%
10,925	ACE (Switzerland)	859,251
13,525	Capital One Financial	813,799
34,275	Citigroup	1,281,542
49,375	Morgan Stanley	858,138

		3,812,730

	Healthcare – 16.12%
11,175	Eli Lilly	543,440
19,025	Merck	868,111
22,550	Sanofi, ADR (France)	988,817
16,700	Stryker	878,420
24,575	Teva Pharmaceutical, SP ADR (Israel)	993,322

		4,272,110

	Industrials – 12.29%
7,100	3M	621,960
19,300	Eaton	911,346

Shares		Market Value

	Industrials (continued)
12,425	General Dynamics	$845,894
11,175	Parker Hannifin	879,026

		3,258,226

	Information Technology – 28.02%
1,805	Apple	1,074,155
14,500	eBay *	700,205
1,545	Google, Class A *	1,050,245
33,700	Hewlett-Packard	466,745
23,200	Intel	501,700
3,455	International Business Machines	672,101
35,025	Microsoft	999,438
30,550	Oracle	948,577
29,625	Western Digital *	1,014,064

		7,427,230

	Total Common Stocks (Cost $23,872,624)	25,502,528

INVESTMENT COMPANY – 2.44%

645,820	BlackRock Liquidity Funds TempCash Portfolio	645,820

	Total Investment Company (Cost $645,820)	645,820

Total Investments – 98.66% (Cost $24,518,444)**		26,148,348

Net Other Assets and Liabilities – 1.34%		354,520

Net Assets – 100.00%		$26,502,868

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $24,749,261.

Gross unrealized appreciation	$2,471,184
Gross unrealized depreciation	(1,072,097)

Net unrealized appreciation	$1,399,087

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

13

Aston Funds

ASTON/River Road Dividend All Cap Value Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

Henry W. Sanders, III, CFA; Thomas Forsha, CFA & James C. Shircliff, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Over the last 12 months, the most significant market factor affecting absolute performance was the ongoing extraordinary monetary policy (quantitative easing). According to Ned Davis Research,* among S&P 500 companies, performance declined as dividend yield increased, creating a significant relative headwind for a dividend-oriented strategy. The Energy sector had the highest impact on relative results, primarily due to strong stock selection and the underweight allocation in that sector. The Industrials sector had the most negative impact on relative results, primarily due to weak stock selection.

Q.	What were the best performing holdings for the Fund during the period?

A.	The two holdings with the largest positive contribution to the Fund’s total return were Sabra Healthcare REIT Inc., owner of a portfolio of skilled nursing and senior housing facilities, and Kimberly-Clark Corp., a global health and hygiene paper product manufacturer. During Q3 2012, Sabra reported quarterly results ahead of expectations and acquired two high-quality senior housing facilities, as well as a deal to acquire up to 10 newly constructed senior housing facilities. With its earnings release in August, Sabra reported aggressive refinancing activity, generating significant interest savings, and raised an additional $100 million of debt at an attractive interest rate.

Kimberly-Clark reported Q1 results that topped analysts’ estimates, including +6% organic revenue growth. Sales at K-C International jumped +13%, bringing attention to its emerging markets business, which has grown +8% organically. Price increases, lower pulp costs, and benefits from cost reduction efforts contributed to a +29% increase in earnings before interest and tax year-over-year. Additionally, management announced the company will repurchase between $900 million and $1.1 billion worth of stock from operating cash flow and raised its dividend +6% during the quarter.

Q.	What were the weakest performing holdings?

A.	The two holdings with the lowest contribution to the Fund’s total return during the period were Telefonica Brasil SA ADR, the largest telecom company in Brazil, and Norfolk Southern Corp., a railroad operator in 22 eastern states. Despite solid fundamentals, Telefonica shares declined in Q2 2012 due to concerns about parent company Telefonica S.A. and weakness in the Brazilian Real. Investors are increasingly concerned about TEF’s debt burden and have begun to speculate whether they will be forced to sell all or part of their healthy, growing Latin American operations, including their 74% stake in VIV. While the parent company’s woes continue to make headlines, we remain confident in VIV’s strong cash production and modest financial leverage.

In July, Norfolk Southern reported second quarter results in-line with our expectations, as strong efficiency gains and growth in merchandise traffic more than offset continued softness in the domestic coal business. As Q3 progressed, Chinese demand for U.S. coal exports faltered, reducing prices and the number of carloads traveling to eastern ports. Facing uncertain demand and lower fuel surcharge revenues, in late September, NSC forecasted that third quarter revenues would be down -4% versus last year and issued guidance below our expectations.

Q.	How was the Fund positioned as of October 31, 2012?

A.	We continue to focus on stocks with high and growing dividends, healthy balance sheets, and attractive valuations that we believe can thrive in a low growth environment.

*Ned Davis Research, Inc., Sarasota, FL, examined S&P 500 Stock Constituents ranked by quartiles (Dividend Yield) for the last twelve months as of October 31, 2012.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Value investing involves the risk that a Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

Small-cap and mid-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	12.96%
Five Year	2.42%
Since Inception	6.15%

Inception Date 06/28/05

Average Annual Total Returns - Class I

One Year	13.25%
Five Year	2.67%
Since Inception	2.20%

Inception Date 06/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

14

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 96.32%

	Consumer Discretionary – 14.91%
485,725	American Greetings, Class A	$8,339,898
351,120	Bob Evans Farms	13,367,138
240,910	Darden Restaurants	12,676,684
135,110	Genuine Parts	8,455,184
400,675	Hasbro	14,420,293
575,430	Hillenbrand	11,779,052
295,665	Kohl’s	15,753,031
641,820	National CineMedia	9,922,537
680,400	Regal Entertainment Group, Class A	10,450,944
269,270	Target	17,165,963
546,160	Thomson Reuters	15,434,482

		137,765,206

	Consumer Staples – 15.51%
280,355	Dr Pepper Snapple Group	12,013,212
542,090	General Mills	21,726,967
254,030	Kimberly-Clark	21,198,804
278,675	Molson Coors Brewing, Class B	12,022,040
247,260	PepsiCo	17,120,282
180,650	Procter & Gamble	12,508,206
584,025	Sysco	18,145,657
176,365	Wal-Mart Stores	13,230,902
435,755	Walgreen	15,351,649

		143,317,719

	Energy – 5.67%
902,200	BreitBurn Energy Partners LP	18,188,352
160,995	Chevron	17,743,259
196,750	ConocoPhillips	11,381,988
142,055	Transmontaigne Partners LP	5,051,476

		52,365,075

Shares		Market Value

	Financials – 13.42%
92,725	BlackRock	$17,588,078
183,560	Chubb	14,130,449
210,895	CME Group	11,795,357
208,329	Commerce Bancshares	7,933,168
390,105	Compass Diversified Holdings	5,617,512
340,855	OneBeacon Insurance Group, Class A (Bermuda)	4,601,542
186,040	PartnerRe (Bermuda)	15,069,240
191,300	PNC Financial Services Group	11,131,747
720,870	Sabra Health Care, REIT	16,017,731
197,655	Safety Insurance Group	9,161,309
260,135	Tower Group	4,687,633
190,355	U.S. Bancorp	6,321,690

		124,055,456

	Healthcare – 8.59%
253,295	AstraZeneca PLC, SP ADR (United Kingdom)	11,752,888
143,350	Becton, Dickinson	10,848,728
201,440	Johnson & Johnson	14,265,981
40,123	Landauer	2,325,128
346,845	Medtronic	14,421,815
371,262	Owens & Minor	10,569,829
613,030	Pfizer	15,246,056

		79,430,425

	Industrials – 14.69%
88,840	3M	7,782,384
413,935	ABM Industries	7,864,765
103,925	Emerson Electric	5,033,088
179,715	General Dynamics	12,234,997
339,075	Iron Mountain	11,731,995
166,445	Lockheed Martin	15,590,903
275,815	Norfolk Southern	16,921,250
214,915	Raytheon	12,155,592
408,935	Republic Services	11,593,307
244,070	United Parcel Service, Class B	17,878,128
65,280	United Technologies	5,102,285
362,815	Waste Management	11,878,563

		135,767,257

	Information Technology – 9.34%
386,805	Automatic Data Processing	22,353,461
433,150	CA	9,754,538
560,525	Corning	6,586,169
913,380	Intel	19,751,843
253,180	j2 Global	7,605,527
388,950	Microsoft	11,098,688
283,250	Paychex	9,185,798

		86,336,024

	Materials – 2.46%
326,265	Bemis	10,783,058
298,545	Nucor	11,980,611

		22,763,669

See accompanying Notes to Financial Statements.

15

Aston Funds

ASTON/River Road Dividend All Cap Value Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

	Telecommunication Services – 5.58%
127,675	Atlantic Tele-Network	$5,290,852
483,162	Telefonica Brasil SA, ADR (Brazil)	10,639,227
375,875	Verizon Communications	16,779,060
692,225	Vodafone Group, SP ADR (United Kingdom)	18,842,365

		51,551,504

	Utilities – 6.15%
222,315	AmeriGas Partners LP	9,959,712
424,900	Avista	10,800,958
119,940	Entergy	8,705,245
176,220	National Fuel Gas	9,286,794
424,875	UNS Energy	18,116,670

		56,869,379

	Total Common Stocks (Cost $797,171,955)	890,221,714

INVESTMENT COMPANY – 3.50%

32,335,683	BlackRock Liquidity Funds TempCash Portfolio	32,335,683

	Total Investment Company (Cost $32,335,683)	32,335,683

Total Investments – 99.82% (Cost $829,507,638)*		922,557,397

Net Other Assets and Liabilities – 0.18%		1,651,971

Net Assets – 100.00%		$924,209,368

*	Aggregate cost for Federal income tax purposes is $830,214,282.

Gross unrealized appreciation	$101,045,034
Gross unrealized depreciation	(8,701,919)

Net unrealized appreciation	$92,343,115

ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

16

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II

Portfolio Manager Commentary (unaudited)	October 31, 2012

Henry W. Sanders, III, CFA; Thomas Forsha, CFA & James C. Shircliff, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Since inception, the most significant market factor affecting absolute performance was the ongoing extraordinary monetary policy (quantitative easing). According to Ned Davis Research,* among S&P 500 companies, performance declined as dividend yield increased, a significant relative headwind for a dividend-oriented strategy. The Utilities sector was the only sector with a positive impact on relative results, primarily due to strong stock selection and the underweight allocation. The Financials sector had the most negative impact on relative results, primarily due to weak stock selection and the underweight allocation.

Q.	What were the best performing holdings for the Fund during the period?

A.	The two holdings with the largest positive contribution to the Fund’s total return were BreitBurn Energy Partners L.P., an independent oil and gas master limited partnership, and Iron Mountain Inc., which provides record management services. BreitBurn units ended Q2 trading near the 52-week low after making a $93 million acquisition in Wyoming’s Big Horn Basin and two acquisitions in the Permian Basin in Texas for $220 million. While the acquisitions raised concerns about the partnership’s leverage, rising oil prices in September enabled management to place 10 million new partnership units at prices well off the June/July lows. Investors continue to find BreitBurn’s strong yield (over 9%) attractive and were encouraged by the ninth consecutive quarterly dividend increase, announced in August.

Iron Mountain posted solid Q2 2012 results. Earnings before interest, taxes, depreciation and amortization margins increased 130 bps to 31.3% year-over-year (yoy) on better fixed cost control, storage organic revenue increased 4% yoy, offset by lower commodity prices for recycled paper (down 33% yoy), and the international market had 8% organic growth. In June, Iron Mountain raised the dividend 8% to $1.08/share, and the Board of Directors has committed to $1 billion in return-of-capital through 2013 via increased dividends and a one-time dividend.

Q.	What were the weakest performing holdings?

A.	The two holdings with the lowest contribution to the Fund’s total return during the period were Intel Corp., the world’s largest semiconductor manufacturer, and Norfolk Southern Corp., a railroad operator in 22 eastern states. Intel shares were weak following a disappointing Q2 earnings release, which was below both our and Wall Street expectations, and a cut to guidance that was larger than anticipated. While the company’s Data Center and Software & Services groups continued to post strong growth, the core PC business was softer than expected despite the launch of new Ivy Bridge chips. Shares continued to slide after both Dell and HP, Intel’s largest customers, offered disappointing results and guidance in August.

In July, Norfolk Southern reported second quarter results in-line with our expectations, as strong efficiency gains and growth in merchandise traffic more than offset continued softness in the domestic coal business. As Q3 progressed, Chinese demand for U.S. coal exports faltered, reducing prices and the number of carloads traveling to eastern ports. Facing uncertain demand and lower fuel surcharge revenues, in late September, Norfolk Southern forecasted that third quarter revenues would be down -4% versus last year and issued guidance below our expectations.

Q.	How was the Fund positioned as of October 31, 2012?

A.	We continue to focus on stocks with high and growing dividends, healthy balance sheets, and attractive valuations that we believe can thrive in a low growth environment.

*Ned Davis Research, Inc., Sarasota, FL, examined S&P 500 Stock Constituents ranked by quartiles (Dividend Yield) for the last twelve months as of October 31, 2012.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Value investing involves the risk that a Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

Small-cap and mid-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Total Return - Class N

Cumulative Since Inception	5.09%

Inception Date 06/27/12

Total Return - Class I

Cumulative Since Inception	5.17%

Inception Date 06/27/12

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

17

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 95.25%

	Consumer Discretionary – 12.91%
1,255	Bob Evans Farms	$47,778
3,160	Darden Restaurants	166,279
1,735	Genuine Parts	108,576
5,265	Hasbro	189,487
2,915	Hillenbrand	59,670
3,720	Kohl’s	198,202
8,970	Regal Entertainment Group, Class A	137,779
3,670	Target	233,963
7,185	Thomson Reuters	203,048

		1,344,782

	Consumer Staples – 17.97%
3,345	Dr Pepper Snapple Group	143,333
7,400	General Mills	296,592
3,260	Kimberly-Clark	272,047
3,670	Molson Coors Brewing, Class B	158,324
3,245	PepsiCo	224,684
2,400	Procter & Gamble	166,176
7,350	Sysco	228,365
2,335	Wal-Mart Stores	175,172
5,905	Walgreen	208,033

		1,872,726

	Energy – 4.80%
5,650	BreitBurn Energy Partners LP	113,904
2,145	Chevron	236,400
2,590	ConocoPhillips	149,832

		500,136

	Financials – 10.20%
1,225	BlackRock	232,358
1,920	Chubb	147,802

Shares		Market Value

	Financials (continued)
2,790	CME Group	$156,045
2,672	Commerce Bancshares	101,750
2,400	PartnerRe (Bermuda)	194,400
2,590	PNC Financial Services Group	150,712
2,400	U.S. Bancorp	79,704

		1,062,771

	Healthcare – 9.85%
3,605	AstraZeneca PLC, SP ADR (United Kingdom)	167,272
1,935	Becton, Dickinson	146,441
2,655	Johnson & Johnson	188,027
4,535	Medtronic	188,565
4,560	Owens & Minor	129,823
8,300	Pfizer	206,421

		1,026,549

	Industrials – 15.96%
1,285	3M	112,566
4,095	ABM Industries	77,805
1,305	Emerson Electric	63,201
2,470	General Dynamics	168,158
4,615	Iron Mountain	159,679
2,235	Lockheed Martin	209,352
3,670	Norfolk Southern	225,155
2,765	Raytheon	156,388
5,135	Republic Services	145,577
3,115	United Parcel Service, Class B	228,174
775	United Technologies	60,574
1,710	Waste Management	55,985

		1,662,614

	Information Technology – 9.86%
3,475	Automatic Data Processing	200,820
5,475	CA	123,297
7,175	Corning	84,306
11,955	Intel	258,527
3,245	j2 Global	97,480
4,975	Microsoft	141,962
3,750	Paychex	121,613

		1,028,005

	Materials – 2.81%
4,120	Bemis	136,166
3,900	Nucor	156,507

		292,673

	Telecommunication Services – 5.94%
6,951	Telefonica Brasil SA ADR (Brazil)	153,061
4,960	Verizon Communications	221,414
8,970	Vodafone Group, SP ADR (United Kingdom)	244,163

		618,638

See accompanying Notes to Financial Statements.

18

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

	Utilities – 4.95%
1,760	AmeriGas Partners LP	$78,848
2,720	Avista	69,142
1,695	Entergy	123,023
2,235	National Fuel Gas	117,785
2,970	UNS Energy	126,641

		515,439

	Total Common Stocks (Cost $9,971,686)	9,924,333

INVESTMENT COMPANY – 3.55%

369,982	BlackRock Liquidity Funds TempCash Portfolio	369,982

	Total Investment Company (Cost $369,982)	369,982

Total Investments – 98.80% (Cost $10,341,668)*		10,294,315

Net Other Assets and Liabilities – 1.20%		124,925

Net Assets – 100.00%		$10,419,240

*	Aggregate cost for Federal income tax purposes is $10,342,918.

Gross unrealized appreciation	$151,570
Gross unrealized depreciation	(200,173)

Net unrealized depreciation	$(48,603)

ADR	American Depositary Receipt
LP	Limited Partnership
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

19

Aston Funds

ASTON/Fairpointe Mid Cap Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

Thyra E. Zerhusen, Marie L. Lorden & Mary L. Pierson

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Despite a multitude of macro concerns in Europe and the U.S. and significant volatility, equity markets fared quite well. The S&P 500 Index was up 15.21%, the S&P Midcap 400 Index increased 12.11% and the Russell Midcap Index was up 12.15%. The Fund was up 11.15% (11.46%, I–shares), slightly outperforming its Morningstar Mid-Blend category which increased 10.26%.

Q.	What were the best performing holdings for the Fund during the period?

A.	The best performing stocks were Akamai Technologies, a leader in accelerating delivery of internet content, up 44%; Gannett Company, a provider of media and marketing services, up 52%; and Lincare Holdings, a home health care provider, up 76%. We eliminated the position from the portfolio after it became a takeover target by Linde AG. Linde paid $41.50 per Lincare share.

Q.	What were the weakest performing holdings?

A.	Two stocks were down more than 20% during the period: Lexmark International and Unisys Corporation. Lexmark reported second quarter results below expectations. The company subsequently announced a significant share repurchase program and a major restructuring plan (including the exit of the low margin inkjet printer business). The stock is currently trading at book value, a yield of 5.2%, and P/E multiple of 5.6x. Unisys reported disappointing third quarter results. North American revenues in particular were weaker than expected. The stock appears attractively valued with a current P/E of 5x. We remain encouraged by the growing pipeline of opportunities in cloud computing and data security.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The Fund is attractively valued with a P/E of 11.3x and a P/E to growth rate of 1.1. This valuation is more attractive than the S&P 400 benchmark which has a P/E of 14.2x and the Russell Midcap’s P/E of 12.2. At the same time, our mid-cap holdings have a better balance sheet profile and have the potential to be more profitable compared to the above mentioned benchmarks. Our mid-cap holdings are well diversified geographically, have the ability to grow market share, and in many cases represent “must have” products or services that make their clients more efficient.

Concerns about the current economic problems in the U.S. and abroad have provided us with the opportunity to initiate or add to positions in companies with strong secular growth but which are currently under pressure due to the still weak economic environment. We look for companies that have the ability to weather the current storms and report strong results when conditions improve.

Note: The price/earnings (P/E) of a fund is the weighted average of the P/E ratios of all the companies in the fund’s portfolio. The P/E ratio of a company is a comparison of the price of the company’s stock divided by its estimated earnings per share.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-cap and mid-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	11.15%
Five Year	2.70%
Ten Year	11.51%
Since Inception	11.70%

Inception Date 09/19/94

Average Annual Total Returns - Class I

One Year	11.46%
Five Year	2.95%
Since Inception	7.49%

Inception Date 07/06/04

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The total expense ratio for the Class N and Class I Shares is 1.14% and 0.89% respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

20

Aston Funds

ASTON/Fairpointe Mid Cap Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 99.09%

	Consumer Discretionary – 30.69%
6,938,478	Belo, Class A	$51,899,815
701,200	BorgWarner *	46,152,984
4,334,100	DeVry	113,813,466
6,501,400	Gannett	109,873,660
6,565,800	H&R Block	116,214,660
8,062,468	Interpublic Group	81,430,927
1,275,400	Lear	54,332,040
1,357,200	Mattel	49,917,816
1,482,555	McGraw-Hill	81,955,640
11,650,554	New York Times, Class A *	95,301,532
1,514,897	Scholastic	49,976,452
6,741,900	Staples	77,632,979

		928,501,971

	Consumer Staples – 3.28%
356,720	Bunge	25,337,822
1,709,486	Molson Coors Brewing, Class B	73,747,226

		99,085,048

	Energy – 4.45%
1,249,692	Compagnie Generale de Geophysique-Veritas, SP ADR (France)	40,589,996
1,711,329	Denbury Resources *	26,234,674
1,660,792	FMC Technologies *	67,926,393

		134,751,063

	Financials – 5.93%
1,429,800	Cincinnati Financial	56,963,232
1,862,285	Eaton Vance	52,404,700
1,467,888	Northern Trust	70,135,689

		179,503,621

Shares		Market Value

	Healthcare – 14.20%
21,005,636	Boston Scientific *	$107,968,969
1,821,719	Charles River Laboratories *	67,986,553
2,359,768	Forest Laboratories *	79,547,779
2,883,231	Hospira *	88,486,359
1,283,700	Varian Medical Systems *	85,699,812

		429,689,472

	Industrials – 10.99%
1,196,000	Chicago Bridge & Iron (Netherlands)	44,909,800
2,346,100	Con-way	68,294,971
1,553,944	ManpowerGroup	58,956,635
9,136,600	Southwest Airlines	80,584,812
3,445,400	Werner Enterprises	79,795,464

		332,541,682

	Information Technology – 25.69%
2,348,239	Akamai Technologies *	89,209,600
2,096,100	Cree *	63,574,713
1,219,900	Harris	55,847,022
2,279,798	Itron *	93,608,506
2,702,900	Jabil Circuit	46,868,286
3,608,400	Lexmark International, Class A	76,714,584
566,104	Mentor Graphics *	8,785,934
1,883,786	Molex	48,921,922
1,829,264	Molex, Class A	39,219,420
3,021,300	Nuance Communications *	67,254,138
4,677,300	NVIDIA *	55,987,281
3,856,628	Unisys *	65,755,507
1,824,659	Zebra Technologies, Class A *	65,559,998

		777,306,911

	Materials – 3.86%
928,600	FMC	49,698,672
957,900	Sigma-Aldrich	67,187,106

		116,885,778

	Total Common Stocks (Cost $2,511,414,136)	2,998,265,546

INVESTMENT COMPANY – 0.75%

22,475,495	BlackRock Liquidity Funds TempCash Portfolio	22,475,495

	Total Investment Company (Cost $22,475,495)	22,475,495

Total Investments – 99.84% (Cost $2,533,889,631)**		3,020,741,041

Net Other Assets and Liabilities – 0.16%		4,990,591

Net Assets – 100.00%		$3,025,731,632

See accompanying Notes to Financial Statements.

21

Aston Funds

ASTON/Fairpointe Mid Cap Fund	October 31, 2012

Schedule of Investments – continued

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $2,535,470,394.

Gross unrealized appreciation	$589,711,130
Gross unrealized depreciation	(104,440,483)

Net unrealized appreciation	$485,270,647

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

22

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
M. Scott Thompson, CFA & Andrew W. Jung, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	For the past 12 months, the Fund just slightly underperformed its primary benchmark as positive stock selection was offset by sector allocation. Stock selection in the Consumer Discretionary sector was again particularly good as was stock selection in the Energy and Materials sectors. Stock selection in Financials and Healthcare, by comparison, were detractors from performance, though allocation to these two sectors was neutral to modestly positive. In both cases, a single stock in both sectors accounted for the majority of the underperformance.

Q.	What were the best performing holdings for the Fund during the period?

A.	Over the past twelve months, LKQ Corporation, Inc. shares have benefited from above-average earnings growth during a period of both increased economic uncertainty as well as slowing corporate profit growth. The company was able to achieve better growth through ongoing improvements in the company’s core business, alternative collision replacement parts, as well as the attractive acquisition of Euro Car Parts in October 2011.

Verisk Analytics, Inc., which provides information and data analytics about risk to companies in the insurance, healthcare, and mortgage industries, among others, benefited from consistent double-digit revenue growth and rising margins driving 15-20% quarterly earnings growth.

Ecolab Inc. shares performed well as solid organic growth for its core institutional cleaning and sanitizing business, combined with the accretive benefits of the Nalco acquisition, which closed in late 2011, offered investors visibility to accelerating earnings per share growth despite a slowing in global economic growth.

Q.	What were the weakest performing holdings?

A.	Unusually weak telecom carrier spending in the second half of 2011 carried forward into the first half of 2012, which made for a difficult demand environment for Juniper Networks, causing its shares to underperform.

MSCI experienced a sharp correction in its share price in recent months following Vanguard’s decision to eliminate the use of MSCI indices as benchmarks for their index mutual funds. In addition to the negative financial impact to MSCI, investors grew concerned that other providers of ETFs and index funds might follow suit, potentially causing a reduction in the company’s medium-term earnings power and growth trajectory.

For F5 Networks, rising political and macro uncertainty this past summer and early fall caused customers to postpone spending decisions, which led to an earnings shortfall in the September quarter and downward estimate revisions.

Q.	How was the Fund positioned as of October 31, 2012?

A.	We continue to maintain what we believe is a balanced portfolio of both cyclical and non-cyclical growth stocks to reflect the challenge of dueling market forces—weakening economic and corporate profit growth offset by additional central bank accommodation. Political uncertainty remains high, which has implications for how the “fiscal cliff” is addressed. Based on experience with the showdown over the debt ceiling in 2011, our confidence that it gets resolved gracefully is low. Most investors seem to be adopting a more hopeful view that a last minute deal will be struck to prevent us from going over the cliff. Regardless of the outcome, we remain convinced that the longer-term growth outlook remains subdued as household and government sector deleveraging will likely remain dominant themes for the foreseeable future. In that environment, we continue to believe that high-quality growth stocks offer the greatest appeal. Their valuations are attractive on our work, and their earnings growth is possibly due to their financial strength and geographic diversification.

Growth of a Hypothetical $10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Mid-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	6.70%
Since Inception	0.75%

Inception Date 11/02/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

23

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 94.32%

	Consumer Discretionary – 20.45%
1,590	Bed Bath & Beyond *	$91,711
1,890	BorgWarner *	124,400
1,970	Dick’s Sporting Goods	98,500
8,210	LKQ *	171,507
1,780	O’Reilly Automotive *	152,510
1,460	Omnicom Group	69,949
850	Panera Bread, Class A *	143,344
1,500	PVH	164,985
840	Ralph Lauren	129,100
1,170	Ross Stores	71,312
1,040	Starwood Hotels & Resorts Worldwide	53,924
960	Tractor Supply	92,390
2,030	Warnaco Group (The) *	143,277

		1,506,909

	Consumer Staples – 7.01%
2,710	Church & Dwight	137,560
1,730	Fresh Market *	98,108
2,240	McCormick & Co (Non Voting Shares)	138,029
2,320	Mead Johnson Nutrition	143,051

		516,748

	Energy – 8.03%
3,360	Cameron International *	170,150
950	Core Laboratories (Netherlands)	98,477
3,600	Oceaneering International	188,388
2,500	SM Energy	134,800

		591,815

	Financials – 2.38%
1,340	IntercontinentalExchange *	175,540

Shares		Market Value

	Healthcare – 15.62%
4,320	Dentsply International	$159,149
1,240	Edwards Lifesciences *	107,669
1,670	Henry Schein *	123,213
1,260	IDEXX Laboratories *	121,212
1,200	Perrigo	138,012
5,210	ResMed	208,087
2,310	Varian Medical Systems *	154,216
1,700	Waters *	139,077

		1,150,635

	Industrials – 19.14%
4,755	AMETEK	169,040
3,010	Donaldson	97,133
2,540	Expeditors International Washington	92,989
1,860	Fastenal	83,142
1,610	J.B. Hunt Transport Services	94,507
2,280	Jacobs Engineering Group *	87,985
2,050	Joy Global	128,023
6,540	Robert Half International	175,861
960	Roper Industries	104,803
2,040	Stericycle *	193,310
3,600	Verisk Analytics, Class A *	183,600

		1,410,393

	Information Technology – 18.85%
5,310	Altera	161,849
2,800	Amphenol, Class A	168,364
2,640	ANSYS *	187,123
1,900	F5 Networks *	156,712
1,300	FactSet Research Systems	117,715
2,520	Fiserv *	188,849
10,490	Juniper Networks *	173,819
8,760	NVIDIA *	104,857
1,900	Teradata *	129,789

		1,389,077

	Materials – 2.84%
3,010	Ecolab	209,496

	Total Common Stocks (Cost $6,077,628)	6,950,613

INVESTMENT COMPANY – 5.97%

439,467	BlackRock Liquidity Funds TempCash Portfolio	439,467

	Total Investment Company (Cost $439,467)	439,467

Total Investments – 100.29% (Cost $6,517,095)**		7,390,080

Net Other Assets and Liabilities – (0.29)%		(21,130)

Net Assets – 100.00%		$7,368,950

See accompanying Notes to Financial Statements.

24

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund	October 31, 2012

Schedule of Investments – continued

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $6,541,125.

Gross unrealized appreciation	$1,079,040
Gross unrealized depreciation	(230,085)

Net unrealized appreciation	$848,955

See accompanying Notes to Financial Statements.

25

Aston Funds

ASTON/Veredus Small Cap Growth Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
(formerly, the ASTON/Veredus Aggressive Growth Fund)	B. Anthony Weber; Charles F. Mercer, Jr., CFA; Michael E. Johnson, CFA; John R. Prys, CFA
& Katherine A. Kuntz, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	The great majority of the Fund’s underperformance occurred during the final two months of 2011, as the results have just barely lagged the benchmark in calendar 2012 through the end of October. October 2011 was a big up month for the market overall as it rallied strongly in reaction to the Federal Reserve’s announcement of its second round of quantitative easing (QE2) and the market digested those gains by gravitating toward defensive themes and richer dividends during the final two months of that year. We had a couple of holdings with earnings problems that quarter as well.

Q.	What were the best performing holdings for the Fund during the period?

A.	The portfolio’s position in Consumer Staples, led by Schiff Nutrition and Hain Celestial, posted strong gains. Schiff agreed to be acquired by Bayer at a significant premium in October, while increased earnings estimates boosted Hain. The best performer for the year, however, was the newly public Mexican restaurant concept Chuy’s, which we think is an outstanding concept with great economics and a lot of runway for growth going forward.

Q.	What were the weakest performing holdings?

A.	The majority of the weakness in the portfolio came from the Information Technology sector, as themes were very hard to come by unless a company was part of the supply chain for surging Apple products. Service Source International, a business services software company that provides cloud based solutions to better manage revenue flow, came under fire as revenue recognition was questioned. From our experience, once that starts to happen with a software company it’s time to exit. Digital media company Rovi announced third quarter results that missed estimates and gave weak guidance. This had been a huge stock for the portfolio in the past, but the company missed a tremendous opportunity in the world of digital movie downloads. We exited the stock as it rallied back from the near-termsell-off, though still at a significant loss for the period. Tangoe, another software firm, suffered as short sellers questioned the firm’s organic growth after a recent acquisition.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The Fund’s biggest exposure is in consumer-related areas as we think gasoline prices will continue to decline, freeing up income for consumption elsewhere. The housing market also appears to be recovering, boosting consumer confidence. Our emphasis is on specialty retailers and homebuilders, with the portfolio’s Materials position also leveraged to the homebuilding sector. A stake in Healthcare is highly specialized until we see what the effects of the Affordable Care Act are truly going to be. Technology, as one might expect given the lack of any real themes, is at the lowest levels for the Fund in a long time. With the “fiscal cliff” looming, 2013 could be a difficult year. We will be watching Washington closely and would not rule out getting defensive in the not too distant future.

Growth of a Hypothetical $10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	5.42%
Five Year	-3.98%
Ten Year	5.51%
Since Inception	6.77%

Inception Date 06/30/98

Average Annual Total Returns - Class I

One Year	5.62%
Five Year	-3.74%
Ten Year	5.79%
Since Inception	1.09%

Inception Date 10/05/01

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

The total expense ratio for the Class N and Class I Shares is 1.66% and 1.41% respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

26

Aston Funds

ASTON/Veredus Small Cap Growth Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 100.15%

	Consumer Discretionary – 27.10%
6,700	Blue Nile *	$253,058
26,200	Chico’s FAS	487,320
19,220	Chuy’s Holdings *	469,544
8,625	Five Below *	285,832
26,394	Francesca’s Holdings *	779,414
7,858	Gentherm *	94,452
13,900	Jack in the Box *	361,539
18,500	MDC Holdings	707,440
16,150	Pier 1 Imports	329,460
10,175	Ryland Group	344,627
8,990	Select Comfort *	250,192
10,425	Shutterfly *	315,461
34,275	Sinclair Broadcast Group, Class A	431,865
8,750	Stage Stores	214,375
9,500	Sturm Ruger	448,685
11,350	Tilly’s, Class A *	183,189
4,340	Ulta Salon Cosmetics & Fragrance	400,235
3,350	Vitamin Shoppe *	191,754

		6,548,442

	Consumer Staples – 10.64%
25,400	B&G Foods	768,858
13,510	Elizabeth Arden *	637,402
4,907	Hain Celestial Group *	283,625
20,825	Natural Grocers by Vitamin Cottage *	422,331
13,550	Schiff Nutrition International *	458,532

		2,570,748

	Energy – 5.90%
3,900	Approach Resources *	96,057
9,475	Carrizo Oil & Gas *	254,120

Shares		Market Value

	Energy (continued)
12,900	Comstock Resources *	$220,848
4,125	Oasis Petroleum *	121,151
35,250	PetroQuest Energy *	215,025
25,200	Rex Energy *	333,648
7,400	Western Refining	184,038

		1,424,887

	Financials – 8.89%
34,300	Apollo Global Management LLC, Class A	521,017
11,575	Banner	335,559
8,950	Community Bank System	246,931
3,300	Jones Lang Lasalle	256,542
1,775	Navigators Group *	94,217
21,200	Old National Bancorp	260,124
7,500	Piper Jaffray *	201,375
6,325	Wintrust Financial	233,709

		2,149,474

	Healthcare – 10.85%
14,335	Acadia Healthcare *	294,871
19,600	Alkermes *	363,188
13,150	Cynosure, Class A *	346,371
22,521	Exact Sciences *	213,049
32,200	Health Management Associates, Class A *	235,060
12,967	Healthstream *	331,177
10,225	PerkinElmer	316,259
4,750	Sirona Dental Systems *	271,985
17,200	Spectranetics *	250,432

		2,622,392

	Industrials – 14.71%
12,875	AAON	270,118
11,750	AZZ	463,420
96,825	Builders FirstSource *	533,506
5,300	Celadon Group	90,630
5,300	Marten Transport	98,103
20,665	MasTec *	466,202
11,978	Mistras Group *	264,594
1,567	Portfolio Recovery Associates *	163,987
13,170	Powell Industries *	523,903
6,175	Team *	202,417
13,650	Trex *	476,931

		3,553,811

	Information Technology – 15.52%
8,085	ACI Worldwide *	316,124
11,800	Allot Communications (Israel) *	275,648
14,900	Anaren *	268,647
27,650	CalAmp *	245,532
73,600	Callidus Software *	341,504
8,600	Cardtronics *	244,326
10,250	Cirrus Logic *	417,790
4,850	Ellie Mae *	121,250
8,987	Heartland Payment Systems	234,381
15,827	LivePerson *	248,326
38,225	Move *	316,885

See accompanying Notes to Financial Statements.

27

Aston Funds

ASTON/Veredus Small Cap Growth Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

	Information Technology (continued)
77,772	Silicon Image *	$342,197
21,050	Tangoe *	271,966
14,985	TeleNav *	105,494

		3,750,070

	Materials – 6.54%
5,150	American Vanguard	184,010
7,525	Eagle Materials	398,599
39,000	Louisiana-Pacific *	615,810
8,875	Texas Industries *	382,779

		1,581,198

	Total Common Stocks (Cost $22,235,255)	24,201,022

WARRANTS – 0.00%

	Energy – 0.00%
4,906	Magnum Hunter Resources, Expiration 10/14/13	147

	Total Warrants (Cost $—)	147

INVESTMENT COMPANY – 1.87%

451,077	BlackRock Liquidity Funds TempCash Portfolio	451,077

	Total Investment Company (Cost $451,077)	451,077

Total Investments – 102.02% (Cost $22,691,645)**		24,652,246

Net Other Assets and Liabilities – (2.02)%		(488,941)

Net Assets – 100.00%		$24,163,305

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $22,736,235.

Gross unrealized appreciation	$2,983,366
Gross unrealized depreciation	(1,067,355)

Net unrealized appreciation	$1,916,011

See accompanying Notes to Financial Statements.

28

Aston Funds

ASTON Small Cap Growth Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
(formerly, the ASTON/Crosswind Small Cap Growth Fund)	Andrew Morey, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the index during the past 12 months?

A.	The most significant factors affecting the Fund’s performance relative to the index over the past year were the reemergence of growth-oriented stocks, and the breadth the market has exhibited in willingness to pay for revenue growth, margin expansion, and positive earnings. Coming off a challenging period in the prior fiscal year, we were confident in our overall positioning last fall—that the volatility of the prior period would create a pool of companies demonstrating the unrecognized growth characteristics we seek. That condition has occurred as several of our stocks surprised and revised earnings upward during the past year. Consequently, the Fund’s relative performance has turned sharply positive over the past year.

Q.	What were the best performing holdings for the Fund during the period?

A.	At the sector level, Information Technology was a strong area for the Fund, especially among our software holdings, where merger and acquisition activity helped boost returns. Kenexa was a top-performing stock and the most significant positive contributor to the Fund’s return comparison for the year. Kenexa is a leading developer of human resources software with a deep client base, and the key driver for the stock was its acquisition—at a significant premium—by IBM in August of this year. Ariba, acquired in the spring, was another key contributor to the Fund’s return for the year. In Healthcare, shares of acute care and rehabilitation hospital companies, where we have been well represented, helped Fund performance for the year, and Tenet HealthCare and HealthSouth have been two of our larger positions in this group. Lastly in Industrials, we have held a meaningful position in GEO Group, a private prison operator whose shares have risen steadily on key state contract extensions and positive earnings releases.
Q.	What were the weakest performing holdings?

A.	Among individual holdings, VeriFone Systems and DFC Global Corp. were among our weakest names for the period and key detractors from relative performance. VeriFone designs and sells electronic payment systems and devices, and the stock was weak through late spring on concerns about the company’s Eurozone exposure; the company also had a patent infringement case against it around the same time. DFC Global is a consumer finance company serving under-banked individuals and small businesses, and the stock was weak late in the period due partly to stricter collection requirements in the UK. Financials, where we have limited exposure overall, was the Fund’s weakest sector for the year.

Q.	How was the Fund positioned as of October 31, 2012?

A.	With a backdrop of ongoing macro uncertainties, both in the U.S. and globally, the investment team continues to identify companies that are growing revenues and expanding margins, and exhibiting sustainability in these growth characteristics based upon their competitive positions. On a stock by stock basis, the Fund is well positioned beginning the new fiscal year, and we remain optimistic for the medium term and longer.

In recent months, we have built up our positions in Healthcare and Information Technology, increasing our overweights to these sectors even as we have reduced positions in several of the stocks highlighted above. The Fund’s largest holdings in Healthcare now include Volcano Corporation and Health Management Associates, with both names among the five largest holdings in the Fund at the end of October. We are also overweight in the Energy and Industrials sectors. The Fund’s largest underweights are in the Materials and Consumer sectors, including an almost-zero weight in Consumer Staples at the end of the period.

Growth of a Hypothetical $10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	14.77%
Since Inception	6.88%

Inception Date 11/03/10

Average Annual Total Returns - Class I

One Year	14.95%
Since Inception	-5.40%

Inception Date 06/01/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

29

Aston Funds

ASTON Small Cap Growth Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 95.97%

	Consumer Discretionary – 14.63%
2,060	Arctic Cat *	$74,716
6,733	Black Diamond *	63,964
2,949	Brunswick	69,567
938	Cabela’s *	42,032
4,029	Cablevision Systems, Class A	70,185
1,999	Domino’s Pizza	81,199
563	Genesco *	32,260
1,319	GNC Holdings, Class A	51,006
42,440	Office Depot *	105,251
10,885	OfficeMax	80,005
629	Papa John’s International *	33,538
1,232	Select Comfort *	34,287
6,614	Shutterfly *	200,140

		938,150

	Consumer Staples – 1.47%
1,630	Hain Celestial Group *	94,214

	Energy – 6.54%
811	Berry Petroleum, Class A	31,232
1,565	Carrizo Oil & Gas *	41,973
4,431	Gulfport Energy *	147,021
25,303	Magnum Hunter Resources *	96,658
2,350	Oasis Petroleum *	69,020
726	Rosetta Resources *	33,425

		419,329

	Financials – 5.14%
556	Credit Acceptance *	45,397
4,054	DFC Global *	68,310
4,727	DuPont Fabros Technology, REIT	101,441
1,716	Highwoods Properties, REIT	55,341

Shares		Market Value

	Financials (continued)
1,874	Stifel Financial *	$59,406

		329,895

	Healthcare – 23.43%
2,326	Allscripts Healthcare Solutions *	30,052
1,311	Cubist Pharmaceuticals *	56,242
38,664	Health Management Associates, Class A *	282,247
1,390	HeartWare International *	116,732
1,024	HMS Holdings *	23,644
5,092	Incyte *	81,268
863	Jazz Pharmaceuticals PLC (Ireland) *	46,369
1,716	Masimo *	37,701
14,062	Merge Healthcare *	47,951
2,195	Puma Biotechnology *	45,217
6,389	Tenet Healthcare *	150,780
6,548	Threshold Pharmaceuticals *	26,912
5,210	Tornier NV (Netherlands) *	89,091
15,759	Vanguard Health Systems *	152,547
6,536	Volcano *	187,060
2,706	WellCare Health Plans *	128,806

		1,502,619

	Industrials – 16.62%
4,686	Encore Capital Group *	135,894
2,257	Genesee & Wyoming, Class A *	163,565
9,463	Geo Group	262,314
2,802	Hexcel *	71,619
7,959	Kelly Services, Class A	105,775
4,437	Triumph Group	290,269
1,082	Woodward	36,247

		1,065,683

	Information Technology – 26.77%
947	Aruba Networks *	17,207
10,816	AVG Technologies (Netherlands) *	113,460
3,741	Brightcove *	47,211
5,243	DealerTrack Holdings *	143,291
1,836	EPAM Systems *	33,011
26,726	Internap Network Services *	183,073
5,645	Kenexa *	259,444
3,565	Liquidity Services *	146,985
8,317	Microsemi *	159,686
3,136	Parametric Technology *	63,285
2,338	QLIK Technologies *	43,043
4,039	Semtech *	100,854
4,280	Skyworks Solutions *	100,152
1,258	Sourcefire *	53,830
2,943	Synchronoss Technologies *	60,302
1,235	TIBCO Software *	31,134
5,427	VeriFone Systems *	160,856

		1,716,824

	Telecommunication Services – 1.37%
3,464	tw telecom *	88,228

	Total Common Stocks (Cost $5,792,521)	6,154,942

See accompanying Notes to Financial Statements.

30

Aston Funds

ASTON Small Cap Growth Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

WARRANTS – 0.00%

	Energy – 0.00%
1,091	Magnum Hunter Resources, Expiration 10/14/13	$33

	Total Warrants (Cost $—)	33

INVESTMENT COMPANY – 7.24%

464,198	BlackRock Liquidity Funds TempCash Portfolio	464,198

	Total Investment Company (Cost $464,198)	464,198

Total Investments – 103.21% (Cost $6,256,719)**		6,619,173

Net Other Assets and Liabilities – (3.21)%		(205,943)

Net Assets – 100.00%		$6,413,230

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $6,285,060.

Gross unrealized appreciation	$590,449
Gross unrealized depreciation	(256,336)

Net unrealized appreciation	$334,113

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

31

Aston Funds

ASTON/Silvercrest Small Cap Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
Roger W. Vogel, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	By far, the most significant issue impacting Fund performance since inception in December 2011 relative to the Russell 2000 Value benchmark was our underweight and underperformance in the Financials sector. Our average weighting of 21% was far below the benchmark’s 37%, and given that the sector was the second best performing sector in the benchmark with a 19% advance for the period, this underexposure cost us roughly 100 bps of relative performance. Additionally, our stock holdings selection within the sector, gained just 9% vs. a 19% gain within the index sector. We struggled in two sub-sectors, Banks and REITs. Our banks gained just 2% versus 14% for the benchmark’s banks, and while our REITs came closer to the benchmark’s REITs, gaining 16% vs. 21%, our sharp underweighting at 5% vs. 13% hurt us. We have made some changes to our exposures in the Financials sector recently, and hope that we can improve our relative performance there.

Q.	What were the best performing holdings for the Fund during the period?

A.	Our biggest contributors to return since inception were AFC Enterprises, which posted our largest percentage gain at 69%, Horace Mann (+42%), ACI Worldwide (+33%), West Pharmaceutical Services (+45%), and Analogic Corp.
(+33%). All tended to report earnings above expectations.

Q.	What were the weakest performing holdings?

A.	Our worst contributors to return included Swift Energy, our biggest decliner at (-46%), Schnitzer Steel Industries (-34%), Tennant Co. (-14%), Astec Industries (-16%), and MKS Instruments (-19%). All had disappointing fundamental results. We have eliminated our holding of Schnitzer Steel.

Q.	How was the Fund positioned as of October 31, 2012?

A.	We believe the Fund is very well positioned entering the new fiscal year. As we leave the September quarter earnings cycle, uncertainties abound. Company pre-announcements have been decidedly skewed negatively, as it appears business has slowed globally in late summer. Companies and investors alike appear somewhat skittish in front of an uncertain and likely partisan discourse surrounding the U.S. “fiscal cliff” and its impact on taxes. We continue to believe there is tremendous intrinsic value in our companies, and remain hopeful that in a more positive merger and acquisition environment we will catch our share. Our companies continue to appear undervalued, with generally strong cash flows and solid balance sheets that should permit them to take advantage of any opportunities in a modest global GDP growth environment.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Total Return - Class N

Cumulative Since Inception	9.00%

Inception Date 12/27/11

Total Return - Class I

Cumulative Since Inception	9.30%

Inception Date 12/27/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

32

Aston Funds

ASTON/Silvercrest Small Cap Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 97.53%

	Consumer Discretionary – 11.70%
5,432	AFC Enterprises *	$137,538
3,310	Bob Evans Farms	126,012
2,577	Core-Mark Holding	123,361
3,935	Drew Industries *	124,622
5,240	La-Z-Boy *	84,993
2,090	Lithia Motors, Class A	71,478

		668,004

	Consumer Staples – 4.35%
2,114	J & J Snack Foods	121,069
1,754	Lancaster Colony	127,656

		248,725

	Energy – 5.96%
4,810	Forum Energy Technologies *	107,311
3,299	Rosetta Resources *	151,886
4,865	Swift Energy *	81,294

		340,491

	Financials – 20.87%
7,240	Duff & Phelps, Class A	89,993
2,948	EastGroup Properties, REIT	153,473
8,518	FirstMerit	118,060
7,364	Horace Mann Educators	141,462
2,509	Iberiabank	124,923
5,123	Independent Bank/Rockland MA	151,180
2,254	Mid-America Apartment Communities, REIT	145,856
2,762	Prosperity Bancshares	115,617
5,548	Protective Life	151,460

		1,192,024

	Healthcare – 8.56%
1,487	Analogic	109,532
1,914	ICU Medical *	113,558

Shares		Market Value

	Healthcare (continued)
2,120	Integra LifeSciences Holdings *	$81,090
3,293	Invacare	44,950
2,593	West Pharmaceutical Services	139,685

		488,815

	Industrials – 24.55%
5,355	Altra Holdings	96,497
3,383	Applied Industrial Technologies	137,316
3,008	Astec Industries *	86,630
3,100	Beacon Roofing Supply *	100,254
2,113	Cubic	103,114
4,326	EMCOR Group	139,124
4,077	Hexcel *	104,208
2,559	Mine Safety Appliances	98,777
2,460	TAL International Group	83,984
1,740	Teledyne Technologies *	111,412
2,556	Tennant	95,646
6,529	US Ecology	154,933
2,240	Watts Water Technologies, Class A	90,115

		1,402,010

	Information Technology – 7.84%
2,229	ACI Worldwide *	87,154
2,297	FEI	126,450
2,005	Littelfuse	107,468
3,125	MKS Instruments	73,844
1,817	Scansource *	53,147

		448,063

	Materials – 7.21%
2,762	HB Fuller	83,965
2,307	Innophos Holdings	109,929
7,923	PH Glatfelter	141,109
2,109	Sensient Technologies	76,725

		411,728

	Utilities – 6.49%
2,492	MGE Energy	131,179
4,679	Portland General Electric	128,205
3,073	UIL Holdings	111,150

		370,534

	Total Common Stocks (Cost $5,459,213)	5,570,394

INVESTMENT COMPANY – 2.75%

156,940	BlackRock Liquidity Funds TempCash Portfolio	156,940

	Total Investment Company (Cost $156,940)	156,940

Total Investments – 100.28% (Cost $5,616,153)**		5,727,334

Net Other Assets and Liabilities – (0.28)%		(15,767)

Net Assets – 100.00%		$5,711,567

See accompanying Notes to Financial Statements.

33

Aston Funds

ASTON/Silvercrest Small Cap Fund	October 31, 2012

Schedule of Investments – continued

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $5,624,018.

Gross unrealized appreciation	$312,380
Gross unrealized depreciation	(209,064)

Net unrealized appreciation	$103,316

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

34

Aston Funds

ASTON/TAMRO Small Cap Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

Philip D. Tasho, CFA & Timothy A. Holland, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	While the U.S. and global economies saw a slowdown in growth, aggressively easy monetary policy provided ample liquidity that helped fuel double digit returns across all market capitalizations of the U.S. equity markets. October proved to be a challenging month for the Fund in terms of relative performance, causing the Fund to trail the benchmark, the Russell 2000 Index, for the fiscal year ending October 31, 2012. Overall, stock selection benefited the Fund with strength in the Healthcare and Materials sectors offset somewhat by weakness in the Industrials, Energy and Financials sectors. Sector allocation detracted from performance largely due to an overweight in Energy and under weights in the Financials and Materials sectors.

Q.	What were the best performing holdings for the Fund during the period?

A.	The three holdings that contributed the most to performance were Westlake Chemical, AMERIGROUP and Advisory Board. Westlake Chemical benefited from lower natural gas, feedstock prices and accelerating revenues and earnings. AMERIGROUP agreed to be acquired by Wellpoint at a +40% premium to its market price. Advisory Board saw strong demand from hospitals for its best-practices consulting services and software solutions.

Q.	What were the weakest performing holdings?

A.	Revenue and earnings growth deceleration impacted the three holdings that detracted the most from Fund performance. A softening in telecomm capital spending led to a slowdown for Acme Packet’s Session Border Control products that manage the quality of data as it crosses from one network to another. Commodity pricing pressured Precision Drilling, a provider of oil and natural gas drilling and related services via its fleet of rigs stationed throughout North America. Aero Vironmentis a technology solutions provider focused on small unmanned aerial systems and electric transportation solutions. Long term, we remain confident in the business strategies and maintain the positions.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The Fund’s investment process focuses on individual, bottom-up stock selection to identify companies that we believe are best able to execute given their specific competitive advantage. Our approach to portfolio management is opportunistic and broadly diversified, with sector weights determined by where we see opportunities at the stock level. As of October 31, 2012, Financials, Consumer Discretionary and Industrials were the largest sectors in the Fund. Among our investment categories, Leaders and Innovators, which tend to be higher quality companies with leading market share and tenured management teams, comprised 72% of the portfolio. Laggards, or companies undergoing restructuring, made up 28%.

We believe the domestic economy will continue to grow at a slower-than-normal pace, led by an ongoing rebound in consumer spending and housing. The change in housing prices has turned positive in most regions of the country and consumer sentiment is the highest yet in the recovery. Once the election is over, there should be more clarity concerning the direction of U.S. economic policy. Any interim volatility may provide opportunities to add to current positions or initiate new ones at attractive valuations.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	10.70%
Five Year	3.12%
Ten Year	11.58%
Since Inception	10.17%

Inception Date 11/30/00

Average Annual Total Returns - Class I

One Year	10.98%
Five Year	3.38%
Since Inception	7.22%

Inception Date 01/04/05

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The total expense ratio for the Class N and Class I Shares is 1.30% and 1.05% respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

35

Aston Funds

ASTON/TAMRO Small Cap Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 99.27%

	Consumer Discretionary – 20.26%
389,296	BJ’s Restaurants *	$12,866,232
1,389,716	Chico’s FAS	25,848,717
334,858	Coinstar *	15,718,235
1,798,726	EW Scripps (The), Class A * (a)	19,084,483
1,165,373	Grand Canyon Education *	25,358,516
517,166	Harman International Industries	21,684,770
664,694	MDC Holdings	25,417,899
452,609	Monro Muffler Brake	15,352,497
412,403	Red Robin Gourmet Burgers *	13,774,260
452,031	Tempur-Pedic International *	11,951,700
1,261,228	Texas Roadhouse	20,532,792

		207,590,101

	Consumer Staples – 7.32%
999,776	Cott (Canada) *	7,648,286
392,315	Fresh Market *	22,248,184
405,803	Tootsie Roll Industries	10,814,650
219,983	TreeHouse Foods *	11,780,090
422,883	United Natural Foods *	22,514,291

		75,005,501

	Energy – 6.77%
961,865	Cloud Peak Energy *	20,295,352
1,415,772	Comstock Resources *	24,238,017
325,009	Contango Oil & Gas *	15,977,442
1,236,120	Precision Drilling (Canada) *	8,900,064

		69,410,875

	Financials – 21.15%
761,443	Bank of the Ozarks	24,929,643
1,540,647	Glacier Bancorp	22,339,382

Shares		Market Value

	Financials (continued)
370,033	Greenhill	$17,657,975
471,510	Iberiabank	23,476,483
891,047	LaSalle Hotel Properties, REIT	21,331,665
215,290	Portfolio Recovery Associates *	22,530,099
1,121,596	Redwood Trust, REIT	17,485,682
706,014	Stifel Financial *	22,380,644
404,571	UMB Financial	18,015,547
799,544	Waddell & Reed Financial, Class A	26,648,802

		216,795,922

	Healthcare – 12.47%
229,456	Affymax *	5,229,302
349,561	Analogic	25,748,663
278,832	Athenahealth *	17,926,109
1,311,931	DexCom *	17,186,296
2,608,702	Health Management Associates, Class A *	19,043,525
876,282	HMS Holdings *	20,233,351
330,489	Teleflex	22,456,728

		127,823,974

	Industrials – 17.93%
572,058	Advisory Board *	27,172,755
752,988	Aerovironment *	16,558,206
266,833	Chicago Bridge & Iron (Netherlands)	10,019,579
710,358	Colfax *	24,429,212
501,185	Corporate Executive Board	22,533,278
299,655	Franklin Electric	17,362,010
318,924	Morningstar	20,085,834
741,244	Titan International	15,551,299
116,167	Wabtec	9,514,077
549,026	Zillow, Class A *	20,511,611

		183,737,861

	Information Technology – 11.38%
1,194,682	Acme Packet *	19,760,040
997,350	Aruba Networks *	18,121,849
324,687	CommVault Systems *	20,283,197
1,396,547	Ixia *	19,565,623
578,907	Netgear *	20,556,988
312,447	Power Integrations	9,242,182
686,607	Websense *	9,076,945

		116,606,824

	Utilities – 1.99%
437,365	Northwest Natural Gas	20,350,593

	Total Common Stocks (Cost $827,375,266)	1,017,321,651

See accompanying Notes to Financial Statements.

36

Aston Funds

ASTON/TAMRO Small Cap Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

INVESTMENT COMPANY – 1.72%

17,606,619	BlackRock Liquidity Funds TempCash Portfolio	$17,606,619

	Total Investment Company (Cost $17,606,619)	17,606,619

Total Investments – 100.99% (Cost $844,981,885)**		1,034,928,270

Net Other Assets and Liabilities – (0.99)%		(10,140,187)

Net Assets – 100.00%		$1,024,788,083

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $846,326,847.

Gross unrealized appreciation	$233,339,898
Gross unrealized depreciation	(44,738,475)

Net unrealized appreciation	$188,601,423

(a)	This security has been determined by the Subadviser to be an illiquid security. At October 31, 2012, this security amounted to $19,084,483 or 1.86% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

37

Aston Funds

ASTON/River Road Select Value Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

James C. Shircliff, CFA; R. Andrew Beck & J. Justin Akin

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	The Fund’s return lagged the benchmark Russell 2500 Value. The Fund’s performance was negatively impacted by the leadership of high beta, lower quality securities in the small/mid-cap market. As that trend reversed, however, the Fund’s relative performance significantly improved. Six of 10 sectors contributed positively to relative Fund performance. The largest contribution was from the Industrials sector, which benefited from strong stock selection. The largest detractor was the Financials sector, which lagged most significantly as the result of an underweight allocation.

Q.	What were the best performing holdings for the Fund during the period?

A.	The two holdings with the largest positive contribution to relative return were Madison Square Garden Co. and GEO Group Inc. Madison Square Garden owns the New York Knicks, the New York Rangers, the MSG regional sports cable network, plus the real estate of the “World’s Most Famous Arena.” The company has begun to realize operating benefits from its $1B renovation of the Garden. Also, the management team favorably resolved a pricing dispute with Time Warner Cable, which represents approximately 30% of the MSG subscriber base. GEO Group is the second largest private prison operator in the United States. In early 2012, the company initiated a dividend and subsequently increased it twice, which resulted in an attractive yield for investors. Secondly, the company is pursuing the possibility of converting into a Real Estate Investment Trust (REIT). We believe that the IRS will grant approval, which will improve GEO’s tax efficiency and could lead to multiple expansion.

Q.	What were the weakest performing holdings?

A.	The two holdings with the largest negative contribution to the Fund’s total return were Big Lots Inc. and Harris Teeter Supermarkets Inc. Big Lots is the largest broad line close-out retailer in the United States. The company reported disappointing Q2 results that were below expectations and also lowered its earnings guidance for 2012. Same-store sales declined due to weakness in its seasonal, home, and furniture categories. The Chief Merchandising Officer resigned as a result. Harris Teeter operates an upscale grocery chain in the mid-Atlantic region of the United States. In-store traffic trends have remained positive throughout the year. However, food inflation and higher levels of discounting have put a lid on margins which has limited profit growth.

Q.	How was the Fund positioned as of October 31, 2012?

A.	We continue to position the Fund in the shares of high quality companies that we believe will perform well in a period of weak economic growth.

Note: Beta is a measure of risk which shows a fund’s volatility relative to its benchmark index.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-cap and mid-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	12.87%
Five Year	1.50%
Since Inception	1.57%

Inception Date 03/29/07

Average Annual Total Returns - Class I

One Year	13.18%
Five Year	1.77%
Since Inception	0.97%

Inception Date 06/28/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

38

Aston Funds

ASTON/River Road Select Value Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 94.98%

	Consumer Discretionary – 20.82%
39,060	Abercrombie & Fitch, Class A	$1,194,455
188,630	Ascena Retail Group *	3,734,874
25,980	Ascent Capital Group, Class A *	1,544,511
172,510	Big Lots *	5,025,216
86,250	Bob Evans Farms	3,283,537
75,000	DreamWorks Animation SKG, Class A *	1,527,750
101,620	Fred’s, Class A	1,376,951
97,720	Iconix Brand Group *	1,808,797
162,090	Madison Square Garden, Class A *	6,671,624
124,940	Pep Boys - Manny, Moe, & Jack	1,248,151
123,900	Rent-A-Center	4,129,587
49,200	Service Corp International	690,768
64,540	True Religion Apparel	1,655,451

		33,891,672

	Consumer Staples – 7.58%
36,810	Constellation Brands, Class A *	1,300,865
158,480	Harris Teeter Supermarkets	5,935,076
43,350	Industrias Bachoco, SP ADR (Mexico)	1,094,588
32,066	J & J Snack Foods	1,836,420
59,190	Village Super Market, Class A	2,170,497

		12,337,446

	Energy – 5.71%
38,090	Cloud Peak Energy *	803,699
75,370	Endeavour International *	547,186
38,810	Energen	1,810,486
214,509	Miller Energy Resources *	969,581
38,020	Nordic American Tankers (Bermuda)	319,368
67,230	Patterson-UTI Energy	1,087,781
112,580	Resolute Energy *	999,710
62,120	Rex Energy *	822,469

Shares		Market Value

	Energy (continued)
147,760	Tetra Technologies *	$790,516
139,500	Vaalco Energy *	1,139,715

		9,290,511

	Financials – 15.42%
8,205	Alleghany *	2,852,058
137,985	Alterra Capital Holdings (Bermuda)	3,370,974
127,760	BGC Partners, Class A	597,917
16,125	Capital Southwest	1,737,469
20,629	Commerce Bancshares	785,552
35,440	FirstService (Canada) *	1,022,090
86,810	Hilltop Holdings *	1,179,748
23,360	Navigators Group *	1,239,949
24,090	Oppenheimer Holdings, Class A	392,185
29,250	PartnerRe (Bermuda)	2,369,250
39,420	SEI Investments	862,510
43,700	Tower Group	787,474
69,110	W. R. Berkley	2,687,688
10,165	White Mountains Insurance Group	5,211,595

		25,096,459

	Healthcare – 10.88%
22,520	Chemed	1,514,470
79,410	Ensign Group	2,315,596
55,520	Hill-Rom Holdings	1,559,557
60,210	ICU Medical *	3,572,259
243,660	Nordion (Canada)	1,578,917
74,840	Owens & Minor	2,130,695
66,810	Quality Systems	1,165,835
108,780	STERIS	3,873,656

		17,710,985

	Industrials – 18.82%
72,400	ABM Industries	1,375,600
124,160	Aircastle (Bermuda)	1,381,901
71,340	Brink’s	1,876,955
25,520	Cubic	1,245,376
119,810	Dolan *	554,720
66,120	Equifax	3,308,645
59,230	G & K Services, Class A	1,910,168
257,750	Geo Group	7,144,830
62,310	Heartland Express	869,225
80,250	Insperity	2,095,328
83,150	John Bean Technologies	1,282,173
85,170	Korn/Ferry International *	1,140,426
36,930	Layne Christensen *	823,170
52,049	Standard Parking *	1,189,320
63,690	Unifirst	4,430,913

		30,628,750

	Information Technology – 11.82%
132,800	Convergys	2,232,368
53,650	CSG Systems International *	1,105,726
94,410	Daktronics	827,976
103,560	DST Systems	5,907,062
79,090	Ingram Micro, Class A *	1,202,168

See accompanying Notes to Financial Statements.

39

Aston Funds

ASTON/River Road Select Value Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

	Information Technology (continued)
43,140	Ituran Location and Control (Israel)	$533,210
26,710	j2 Global	802,368
24,330	Lexmark International, Class A	517,256
142,840	NeuStar, Class A *	5,226,516
39,660	Total System Services	891,953

		19,246,603

	Materials – 1.55%
16,720	Aptargroup	857,402
60,210	Kraton Performance Polymers *	1,313,782
20,660	Tredegar	350,600

		2,521,784

	Telecommunication Services – 0.91%
35,610	Atlantic Tele-Network	1,475,678

	Utilities – 1.47%
55,420	Avista	1,408,776
30,720	UGI	991,949

		2,400,725

	Total Common Stocks (Cost $133,054,206)	154,600,613

INVESTMENT COMPANY – 5.46%

8,893,679	BlackRock Liquidity Funds TempCash Portfolio	8,893,679

	Total Investment Company (Cost $8,893,679)	8,893,679

Total Investments – 100.44% (Cost $141,947,885)**		163,494,292

Net Other Assets and Liabilities – (0.44)%		(714,428)

Net Assets – 100.00%		$162,779,864

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $142,663,248.

Gross unrealized appreciation	$27,411,399
Gross unrealized depreciation	(6,580,355)

Net unrealized appreciation	$20,831,044

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

40

Aston Funds

ASTON/River Road Small Cap Value Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
James C. Shircliff, CFA; R. Andrew Beck & J. Justin Akin

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	The Fund’s return lagged the benchmark Russell 2000 Value. The Fund’s performance was negatively impacted by the leadership of high beta, lower quality securities in the small cap market. As that trend reversed, however, the Fund’s relative performance significantly improved. Five of 10 sectors contributed positively to relative Fund performance. The largest contribution was from the Information Technology sector, which benefited from strong stock selection. The largest negative contributor was the Financials sector, which lagged most significantly as the result of an underweight allocation.

Q.	What were the best performing holdings for the Fund during the period?

A.	The two holdings with the largest positive contribution to relative return were GEO Group Inc. and Madison Square Garden Co. GEO Group is the second largest private prison operator in the United States. In early 2012, the company initiated a dividend and subsequently increased it twice, which resulted in an attractive yield for investors. Secondly, the company is pursuing the possibility of converting into a Real Estate Investment Trust (REIT). We believe that the IRS will grant approval, which will improve GEO’s tax efficiency and could lead to multiple expansion. Madison Square Garden owns the New York Knicks, the New York Rangers, the MSG regional sports cable network, plus the real estate of the
“World’s Most Famous Arena.” The company has begun to realize operating benefits from its $1 billion renovation of the Garden. Also, the management team favorably resolved a pricing dispute with Time Warner Cable, which represents approximately 30% of the MSG subscriber base.

Q.	What were the weakest performing holdings?

A.	The two holdings with the largest negative contribution to the Fund’s total return were Big Lots Inc. and Harris Teeter Supermarkets Inc. Big Lots is the largest broad line close-out retailer in the United States. The company reported disappointing Q2 results that were below expectations and also lowered its earnings guidance for 2012. Same-store sales declined due to weakness in its seasonal, home, and furniture categories. The Chief Merchandising Officer resigned as a result. Harris Teeter operates an upscale grocery chain in the mid-Atlantic region of the United States. In-store traffic trends have remained positive throughout the year. However, food inflation and higher levels of discounting have put a lid on margins which has limited profit growth.

Q.	How was the Fund positioned as of October 31, 2012?

A.	We continue to position the Fund in the shares of high quality companies that we believe will perform well in a period of weak economic growth.

Note: Beta is a measure of risk which shows a fund’s volatility relative to its benchmark index.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Small-cap stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

Value investing involves the risk that a Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	11.15%
Five Year	-0.23%
Since Inception	5.07%

Inception Date 06/28/05

Average Annual Total Returns - Class I

One Year	11.46%
Five Year	0.01%
Since Inception	0.67%

Inception Date 12/13/06

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

41

Aston Funds

ASTON/River Road Small Cap Value Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 94.22%

	Consumer Discretionary – 23.21%
63,480	Abercrombie & Fitch, Class A	$1,941,218
333,428	Ascena Retail Group *	6,601,874
45,811	Ascent Capital Group, Class A *	2,723,464
305,570	Big Lots *	8,901,254
153,680	Bob Evans Farms	5,850,598
132,380	DreamWorks Animation SKG, Class A *	2,696,581
176,798	Fred’s, Class A	2,395,613
173,160	Iconix Brand Group *	3,205,192
422,521	Mac-Gray (a)	5,492,773
285,920	Madison Square Garden, Class A *	11,768,467
161,359	Monarch Casino & Resort * (a)	1,471,594
179,740	Motorcar Parts of America *	844,778
220,420	Pep Boys - Manny, Moe, & Jack	2,201,996
221,927	Rent-A-Center	7,396,827
52,722	Service Corp International	740,217
113,480	True Religion Apparel	2,910,762

		67,143,208

	Consumer Staples – 9.02%
283,989	Harris Teeter Supermarkets	10,635,388
133,480	Industrias Bachoco, SP ADR (Mexico)	3,370,370
91,320	Ingles Markets, Class A	1,479,384
54,804	J & J Snack Foods	3,138,625
196,617	Omega Protein *	1,279,977
168,796	Village Super Market, Class A	6,189,749

		26,093,493

	Energy – 5.21%
68,000	Cloud Peak Energy *	1,434,800
112,843	Endeavour International *	819,240
558,393	Evolution Petroleum *	4,578,823

Shares		Market Value

	Energy (continued)
532,508	Miller Energy Resources *	$2,406,936
198,200	Resolute Energy *	1,760,016
85,570	Rex Energy *	1,132,947
171,507	Tetra Technologies *	917,562
245,985	Vaalco Energy *	2,009,697

		15,060,021

	Financials – 13.50%
244,111	Alterra Capital Holdings (Bermuda)	5,963,632
228,340	BGC Partners, Class A	1,068,631
28,667	Capital Southwest	3,088,869
229,952	Dime Community Bancshares	3,334,304
22,465	First Citizens BancShares, Class A	3,790,969
61,580	FirstService (Canada) *	1,775,967
158,170	Hilltop Holdings *	2,149,530
148,639	Medallion Financial	1,859,474
44,927	Navigators Group *	2,384,725
33,539	Oppenheimer Holdings, Class A	546,015
286,440	SWS Group *	1,629,844
35,728	Tompkins Financial	1,446,269
60,915	Tower Group	1,097,688
17,368	White Mountains Insurance Group	8,904,574

		39,040,491

	Healthcare – 10.84%
39,435	Chemed	2,652,004
144,863	Ensign Group	4,224,205
87,920	Hill-Rom Holdings	2,469,673
107,073	ICU Medical *	6,352,641
432,018	Nordion (Canada)	2,799,477
132,530	Owens & Minor	3,773,129
114,250	Quality Systems	1,993,662
198,960	STERIS	7,084,966

		31,349,757

	Industrials – 17.11%
124,170	ABM Industries	2,359,230
216,920	Aircastle (Bermuda)	2,414,320
125,950	Brink’s	3,313,744
44,026	Cubic	2,148,469
219,234	Dolan *	1,015,053
109,432	G & K Services, Class A	3,529,182
450,760	Geo Group	12,495,067
109,580	Heartland Express	1,528,641
140,989	Insperity	3,681,223
150,540	John Bean Technologies	2,321,327
154,650	Korn/Ferry International *	2,070,763
65,533	Layne Christensen *	1,460,730
152,459	Standard Parking *	3,483,688
110,073	Unifirst	7,657,779

		49,479,216

	Information Technology – 12.29%
32,461	Computer Services	886,185
239,860	Convergys	4,032,047
95,590	CSG Systems International *	1,970,110

See accompanying Notes to Financial Statements.

42

Aston Funds

ASTON/River Road Small Cap Value Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

	Information Technology (continued)
171,010	Daktronics	$1,499,758
183,466	DST Systems	10,464,901
178,973	Electro Rent	2,813,455
93,973	Ingram Micro, Class A *	1,428,390
89,570	Ituran Location and Control (Israel)	1,107,085
39,860	j2 Global	1,197,394
42,660	Lexmark International, Class A	906,952
252,930	NeuStar, Class A *	9,254,709

		35,560,986

	Materials – 1.35%
18,773	Aptargroup	962,679
106,030	Kraton Performance Polymers *	2,313,575
36,521	Tredegar	619,761

		3,896,015

	Telecommunication Services – 0.91%
63,360	Atlantic Tele-Network	2,625,638

	Utilities – 0.78%
89,030	Avista	2,263,143

	Total Common Stocks (Cost $204,872,610)	272,511,968

INVESTMENT COMPANY – 5.82%

16,823,092	BlackRock Liquidity Funds TempFund Portfolio	16,823,092

	Total Investment Company (Cost $16,823,092)	16,823,092

Total Investments – 100.04% (Cost $221,695,702)**		289,335,060

Net Other Assets and Liabilities – (0.04)%		(105,872)

Net Assets – 100.00%		$289,229,188

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $223,616,957.

Gross unrealized appreciation	$73,808,558
Gross unrealized depreciation	(8,090,455)

Net unrealized appreciation	$65,718,103

(a)	These securities have been determined by the Subadviser to be illiquid securities. At October 31, 2012, these securities amounted to $6,964,367 or 2.41 % of net assets.

SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

43

Aston Funds

ASTON/River Road Independent Value Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
Eric Cinnamond, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Class N Shares of the Fund returned 7.41% during the past twelve months versus 14.47% for the Russell 2000 Value benchmark Index. The Fund’s high cash levels, which averaged 51%, were the driver of the underperformance during the period. Cash remained at above average levels throughout the last twelve months as the majority of the stocks on our possible buy list traded over our calculated valuations. On average, we did not believe we were being appropriately compensated relative to risk assumed during the year and opted to remain flexible until prices become more advantageous.

Q.	What were the best performing holdings for the Fund during the period?

A.	Core-Mark Holding Inc. and CSG Systems International Inc. were the largest positive contributors during the period. Core-Mark is the number two market leading convenience store distributor in North America with distribution to 28,000 convenience stores. The company’s results improved over the last several quarters due to increased end market demand and market share gains as it expanded its distribution customer base. CSG Systems is a market-leading provider of billing and customer relationship software for the satellite and cable industry. The firm’s operating results, cash flow generation, and balance sheet all strengthened throughout the period due to stabilizing demand trends and improved performance from a recent acquisition.
Q.	What were the weakest performing holdings?

A.	Bill Barrett Corp. and ManTech International Corp. were the largest negative contributors in the period. Bill Barrett is an oil and gas exploration and production company focused in the Rockies region that has suffered as natural gas prices declined throughout the first half of the year. ManTech is a leading provider of information technology services to the U.S. military and federal government agencies. The firm experienced weak bookings in 2012 caused by uncertainty around federal government spending.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The Fund remained defensively positioned throughout the year as the rising small cap market provided few opportunities to purchase stocks on our buy list that we believe would provide us with adequate future rates of return. Cash levels remain above average and we continue to actively limit the operating or financial risk we take in the Fund. Early in the period, we added several Energy names that fell below our valuation as the sector sold off sharply due to falling oil and gas prices. This increased the operating risk of the Fund somewhat, but as of October 31, 2012 these positions have been significantly reduced as many approached valuation. We continue to be steadfast in our commitment to only taking risk when we are adequately compensated, and thus, believe our current defensive positioning is appropriate. We also remain prepared to take advantage of increased opportunities should volatility return to the small cap market.

Growth of a Hypothetical $10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Value investing involves the risk that a Fund’s investing in companies believed to be undervalued will not appreciate as anticipated.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	7.41%
Since Inception	8.15%

Inception Date 12/31/10

Average Annual Total Returns - Class I

One Year	7.68%
Since Inception	4.26%

Inception Date 06/01/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

44

Aston Funds

ASTON/River Road Independent Value Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 49.10%

	Consumer Discretionary – 6.14%
477,212	Aaron’s *	$14,712,445
556,603	American Greetings, Class A	9,556,873
302,498	Big Lots *	8,811,767
43,625	Core-Mark Holding	2,088,329
302,449	Valassis Communications *	7,869,723

		43,039,137

	Consumer Staples – 4.89%
1,121,884	Cott (Canada) *	8,582,413
559,219	Harris Teeter Supermarkets	20,942,752
162,433	Oil-Dri Corporation of America	3,638,499
25,948	Weis Markets	1,068,020

		34,231,684

	Energy – 8.23%
263,359	Bill Barrett *	6,033,555
183,499	Contango Oil & Gas *	9,020,811
490,043	Patterson-UTI Energy	7,928,896
271,362	QEP Resources	7,869,498
301,190	Tidewater	14,309,537
310,013	Unit *	12,509,025

		57,671,322

	Financials – 2.80%
173,592	Baldwin & Lyons, Class B	4,226,965
211,175	Brown & Brown	5,395,521
259,937	Potlatch, REIT	10,002,376

		19,624,862

	Healthcare – 6.11%
30,163	Bio-Rad Laboratories, Class A *	3,057,020
303,804	Covance *	14,798,293

Shares		Market Value

	Healthcare – (continued)
875,545	Owens & Minor	$24,926,766

		42,782,079

	Industrials – 4.65%
122,838	Alamo Group	4,115,073
381,549	Orbital Sciences *	5,112,757
1,348,318	Sykes Enterprises *	18,364,091
71,613	Unifirst	4,982,116

		32,574,037

	Information Technology – 10.41%
425,031	Benchmark Electronics *	6,298,959
736,995	CSG Systems International *	15,189,467
1,180,634	EPIQ Systems	14,415,541
950,446	FLIR Systems	18,467,166
290,715	Mantech International, Class A	6,677,724
313,956	Supertex * (a)	5,999,699
263,079	Total System Services	5,916,647

		72,965,203

	Materials – 3.61%
1,150,828	Pan American Silver (Canada)	25,318,216

	Utilities – 2.26%
251,628	Artesian Resources, Class A (a)	5,789,960
138,998	Avista	3,533,329
352,084	California Water Service Group	6,485,387

		15,808,676

	Total Common Stocks (Cost $333,734,578)	344,015,216

Total Investments – 49.10% (Cost $333,734,578)**		344,015,216

Net Other Assets and Liabilities – 50.90%		356,634,247

Net Assets – 100.00%		$700,649,463

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $341,568,242.

Gross unrealized appreciation	$23,160,321
Gross unrealized depreciation	(20,713,347)

Net unrealized appreciation	$2,446,974

(a)	These securities have been determined by the Subadviser to be illiquid securities. At October 31, 2012, these securities amounted to $11,789,659 or 1.68% of net assets.

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

45

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

Jeffrey E. Gundlach; Philip A. Barach; Bonnie Baha, CFA & Luz M. Padilla

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	The Fund outperformed significantly over the past twelve months ending October 31, 2012. This outperformance was driven by both the sector allocation among the varying sectors of the fixed income market as well as security selection within each of the respective sectors. For the year, both the Agency mortgage-backed securities (“MBS”) and U.S. Government sectors were the worst performing sectors of the Barclays Aggregate Index. The Fund was underweight the U.S. Government sector throughout the twelve month period which helped relative performance. Also, the Fund had a slight underweight to Agency MBS versus the benchmark, but when considering the Fund’s allocation of Agency pass through securities the underweight becomes much more significant. The Fund’s allocation to the overall MBS market, including non-Agency residentials, was more than the benchmark and considering these securities outperformed, performance benefitted. The Fund held a market-weighting in U.S. Corporate securities which performed in line with the benchmark over the period. The Fund also held overweights in Commercial MBS along with an allocation to U.S. dollar denominated Emerging Markets outside the benchmark. These two sectors outperformed the broad U.S. fixed income market and thus further enhanced returns.

Q.	What were the best performing holdings for the Fund during the period?

A.	Over the period, the non-benchmark holdings were the best performers. This includes the U.S. dollar denominated Emerging Markets holdings as well as non-Agency residential MBS. Emerging Market bonds continue to offer diversification benefits to the overall portfolio while also adding to outperformance. The non-Agency MBS sector also performed well over the previous twelve months. Securities backed by both prime and Alt-A collateral were the best performers over this period.
Q.	What were the weakest performing holdings?

A.	The Fund’s weakest holdings were in the U.S. Government debt (including Agency-backed securities) as well as U.S. Agency MBS. These sectors of the Fund were the worst performing sectors, however, these sectors performed in line with their respective portions of the benchmark.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The Fund’s strategy has remained relatively constant throughout the twelve months ending October 31, 2012. The Fund continues to hold an allocation to non-benchmark sectors such as U.S. dollar-denominated Emerging Markets and non-Agency MBS. The non-Agency MBS allocations continue to be focused on prime and Alt-A backed collateral with very little subprime exposure. Additionally, the Fund continues to be underweight U.S. Government and Agency debt while maintaining a market weight in U.S. Corporates and no exposure to U.S. High Yield securities.

Growth of a Hypothetical $10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Bond funds have the same interest rate, high yield and credit risks associated with the underlying bonds in the portfolio, all of which could reduce the Fund’s value. As interest rates rise, the value of the Fund can decline and an investor can lose principal.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	10.25%
Since Inception	12.28%

Inception Date 07/18/11

Average Annual Total Returns - Class I

One Year	10.52%
Since Inception	12.54%

Inception Date 07/18/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

46

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments

Par Value		Market Value

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS – 12.44%

	Fannie Mae – 3.64%
$ 947,959	5.000%, 09/25/33 Series 2003-92, Class PZ, REMIC	$1,083,780
1,025,577	5.589%, 09/25/36 (a) (b) Series 2009-86, Class CI, REMIC	128,368
697,534	6.409%, 10/25/36 (a) (b) Series 2007-57, Class SX, REMIC	103,835
193,778	5.500%, 03/25/38 Series 2008-14, Class ZA, REMIC	219,997
283,966	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	309,954
427,528	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	466,701
79,318	4.000%, 08/25/41 Series 2011-77, Class CZ, REMIC	79,952
196,639	8.871%, 09/25/41 (a) Series 2011-88, Class SB, REMIC	199,942
158,428	13.307%, 09/25/41 (a) Series 2011-87, Class US, REMIC	160,968
1,023,573	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	1,049,268
1,535,352	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,657,566
1,002,917	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	977,831

		6,438,162

	Freddie Mac – 6.88%
2,984,665	3.000%, 08/15/42 Series 269, Class 30, STRIP	3,115,698
739,121	5.000%, 12/15/34 Series 2909, Class Z, REMIC	825,783
1,634,703	5.000%, 03/15/35 Series 2945, Class CZ, REMIC	1,805,409

Par Value		Market Value

	Freddie Mac (continued)
$ 581,443	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	$666,090
495,442	5.886%, 04/15/37 (a) (b) Series 3301, Class MS, REMIC	61,099
444,250	5.786%, 11/15/37 (a) (b) Series 3382, Class SB, REMIC	42,888
380,070	6.176%, 11/15/37 (a) (b) Series 3384, Class S, REMIC	51,142
1,500,000	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,634,508
1,218,342	5.306%, 01/15/39 (a) (b) Series 3500, Class SA, REMIC	129,225
1,246,321	4.500%, 01/15/40 Series 3818, Class JA, REMIC	1,293,506
23,373	14.358%, 10/15/40 (a) Series 3747, Class KS, REMIC	23,626
107,238	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	117,072
97,339	9.472%, 01/15/41 (a) Series 3796, Class SK, REMIC	98,015
299,140	4.000%, 06/15/41 Series 3872, Class BA, REMIC	320,505
210,237	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	227,960
370,163	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	414,998
317,500	9.131%, 09/15/41 (a) Series 3924, Class US, REMIC	321,880
516,278	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	533,772
466,778	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	490,449

		12,173,625

	Government National Mortgage Association – 1.92%
53,019	31.130%, 03/20/34 (a) Series 2004-35, Class SA	98,984
1,210,849	7.419%, 08/20/38 (a) (b) Series 2008-69, Class SB	194,584
1,310,838	5.951%, 03/20/39 (b) Series 2010-98, Class IA	111,138
1,165,864	4.500%, 05/16/39 Series 2009-32, Class ZE	1,303,195
582,932	4.500%, 05/20/39 Series 2009-35, Class DZ	663,496
574,269	4.500%, 09/20/39 Series 2009-75, Class GZ	652,129
2,824,714	5.239%, 06/20/41 (a) (b) Series 2011-89, Class SA	376,421

		3,399,947

	Total Agency Collateralized Mortgage Obligations (Cost $20,983,252)	22,011,734

See accompanying Notes to Financial Statements.

47

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

U.S. GOVERNMENT OBLIGATIONS – 18.18%

	U.S. Treasury Bill – 3.42%
$2,800,000	0.114%, 12/06/12	$2,799,742
3,250,000	0.075%, 01/10/13	3,249,480

		6,049,222

	U.S. Treasury Bond – 3.24%
4,830,000	3.750%, 08/15/41	5,734,872

	U.S. Treasury Notes – 11.52%
2,420,000	1.875%, 09/30/17	2,555,747
3,160,000	2.375%, 05/31/18	3,422,182
4,950,000	1.250%, 04/30/19	5,015,355
810,000	1.000%, 08/31/19	804,051
2,590,000	2.625%, 11/15/20	2,842,525
5,680,000	1.750%, 05/15/22	5,731,035

		20,370,895

	Total U.S. Government Obligations (Cost $32,380,435)	32,154,989

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES – 7.49%

	Fannie Mae – 7.03%
576,830	4.000%, 09/01/31 Pool # MA3894	622,462
1,287,948	3.500%, 12/01/31 Pool # MA0919	1,377,453
1,129,041	3.500%, 01/01/32 Pool # MA0949	1,207,503
861,529	4.000%, 02/01/42 Pool # AK4039	904,915
730,451	4.500%, 03/01/42 Pool # MA1050	772,411
1,810,528	3.500%, 05/01/42 Pool # MA1068	1,885,994
2,070,153	4.000%, 06/01/42 Pool # AB5459	2,174,403
3,351,015	3.500%, 07/01/42 Pool # MA1117	3,490,693

		12,435,834

	Freddie Mac – 0.46%
113,914	5.000%, 07/01/35 Gold Pool # G01840	123,865
49,539	5.500%, 12/01/38 Gold Pool # G06172	53,910
610,820	4.000%, 10/01/41 Gold Pool # T60392	640,626

		818,401

	Total U.S. Government Mortgage-Backed Securities (Cost $13,156,776)	13,254,235

Par Value		Market Value

CORPORATE NOTES AND BONDS – 32.67%

	Consumer Discretionary – 2.58%
$ 425,000	ADT 3.500%, 07/15/22 (c)	$432,942
340,000	Daimler Finance North America 1.950%, 03/28/14 (c)	344,042
325,000	DIRECTV Holdings 5.000%, 03/01/21	369,900
550,000	Ford Motor Senior Unsecured Notes 7.450%, 07/16/31	698,500
425,000	Mattel Senior Unsecured Notes 2.500%, 11/01/16	443,092
225,000	News America 6.650%, 11/15/37	297,324
350,000	Omnicom Group Senior Unsecured Notes 4.450%, 08/15/20	398,675
100,000	Prime Holdings Labuan (Malaysia) 5.375%, 09/22/14	105,687
	Target Senior Unsecured Notes
275,000	3.875%, 07/15/20	315,335
150,000	2.900%, 01/15/22	161,114
	Time Warner Cable
275,000	5.000%, 02/01/20	323,982
325,000	4.500%, 09/15/42	334,338
300,000	Wynn Las Vegas 7.750%, 08/15/20	338,250

		4,563,181

	Consumer Staples – 3.10%
725,000	Altria Group 2.850%, 08/09/22	727,875
200,000	Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey) Senior Unsecured Notes 3.375%, 11/01/22 (c)	195,000
300,000	CCL Finance (Cayman Islands) 9.500%, 08/15/14	339,000
225,000	Coca-Cola Senior Unsecured Notes 1.800%, 09/01/16	233,461
100,000	Corp Lindley (Peru) Senior Unsecured Notes 6.750%, 11/23/21 (c)	115,850
100,000	Corp Pesquera Inca (Peru) 9.000%, 02/10/17	108,500
350,000	Diageo Capital (United Kingdom) 1.500%, 05/11/17	357,101
360,000	General Mills Senior Unsecured Notes 3.150%, 12/15/21	384,018
120,000	Gruma (Mexico) Senior Unsecured Notes 7.750%, 12/29/49	121,200

See accompanying Notes to Financial Statements.

48

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Consumer Staples (continued)
$ 400,000	IOI Investment L Bhd (Malaysia) 4.375%, 06/27/22	$413,984
70,000	JBS USA Senior Unsecured Notes 7.250%, 06/01/21 (d)	68,600
268,000	Kellogg Senior Unsecured Notes 7.450%, 04/01/31	378,996
290,000	Kraft Foods Senior Unsecured Notes 5.375%, 02/10/20	356,231
625,000	Kroger Senior Unsecured Notes 3.400%, 04/15/22	667,616
380,000	Tyson Foods 4.500%, 06/15/22	404,700
550,000	Wal-Mart Stores Senior Unsecured Notes 3.250%, 10/25/20	613,176

		5,485,308

	Energy – 4.72%
500,000	AKTransneft OJSC Via TransCapitalInvest (Ireland) Senior Unsecured Notes 5.670%, 03/05/14	529,165
300,000	BP Capital Markets (United Kingdom) 4.750%, 03/10/19	352,990
400,000	CNPC General Capital (British Virgin Islands) Senior Unsecured Notes 2.750%, 04/19/17	413,781
275,000	ConocoPhillips 6.500%, 02/01/39	404,949
	Devon Energy Senior Unsecured Notes
200,000	6.300%, 01/15/19	251,949
350,000	4.000%, 07/15/21	392,772
600,000	Gazprom OAO Via Gaz Capital SA (Luxembourg) Senior Unsecured Notes 8.125%, 07/31/14	659,364
225,000	Halliburton Senior Unsecured Notes 6.150%, 09/15/19	286,683
275,000	Kinder Morgan Energy Partners Senior Unsecured Notes 6.950%, 01/15/38	369,430
325,000	Marathon Petroleum Senior Secured Notes 5.125%, 03/01/21	383,565
301,000	ONEOK Partners 6.125%, 02/01/41	384,051
	Pacific Rubiales Energy (Canada)
100,000	7.250%, 12/12/21	119,000
215,000	7.250%, 12/12/21 (c)	255,850
550,000	Pemex Project Funding Master Trust 6.625%, 06/15/35	688,875

Par Value		Market Value

	Energy (continued)
$ 520,000	Petrobras International Finance (Cayman Islands) 3.875%, 01/27/16	$554,863
200,000	Petroleos Mexicanos (Mexico) 6.625%, 09/28/99	214,000
250,000	Phillips 66 5.875%, 05/01/42 (c)	312,664
250,000	Reliance Holdings USA 5.400%, 02/14/22 (c)	278,256
400,000	Transocean (Cayman Islands) 6.000%, 03/15/18	471,602
200,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	224,000
500,000	Tupras Turkiye Petrol Rafinerileri AS (Turkey) Senior Unsecured Notes 4.125%, 05/02/18 (c) (d) (e)	494,375
250,000	Valero Energy 6.125%, 02/01/20	309,042

		8,351,226

	Financials – 8.44%
725,000	American Express Credit Senior Unsecured Notes 2.750%, 09/15/15	764,738
600,000	Australia & New Zealand Banking Group (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (c)	693,895
200,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (c)	216,500
100,000	Banco de Chile (Chile) 6.250%, 06/15/16	112,180
220,000	Banco de Credito del Peru/Panama (Peru) Senior Unsecured Notes 4.750%, 03/16/16	235,950
600,000	Banco de Credito e Inversiones (Chile) Senior Unsecured Notes 3.000%, 09/13/17 (c)	610,339
	Banco do Brasil SA/Cayman Islands (Brazil)
200,000	3.875%, 10/10/22	199,900
400,000	8.500%, 10/20/99 (a) (d)	490,000
300,000	Banco Mercantil del Norte (Mexico) Subordinated Notes 6.862%, 10/13/21 (a)	328,500
100,000	Banco Mercantil del Norte SA (Mexico) Senior Unsecured Notes 4.375%, 07/19/15	106,250
100,000	Bancolombia SA (Colombia) Senior Unsecured Notes 4.250%, 01/12/16	105,750

See accompanying Notes to Financial Statements.

49

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Financials (continued)
$ 700,000	Bank of Montreal (Canada) Senior Unsecured Notes 1.400%, 09/11/17	$706,607
515,000	BB&T Senior Unsecured Notes 1.600%, 08/15/17	524,629
275,000	Boston Properties Senior Unsecured Notes, REIT 4.125%, 05/15/21	302,514
100,000	Boston Properties LP Senior Unsecured Notes 3.850%, 02/01/23	107,979
400,000	DBS Bank (Singapore) 5.000%, 11/15/19 (a)	424,441
625,000	General Electric Capital Senior Unsecured Notes 2.900%, 01/09/17	662,149
	Grupo Aval (Cayman Islands)
400,000	5.250%, 02/01/17	428,520
200,000	4.750%, 09/26/22 (c)	200,500
102,522	Iirsa Norte Finance (Cayman Islands) Senior Secured Notes 8.750%, 05/30/24	126,614
100,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22 (c) (d) (e)	100,600
100,000	Industry & Construction Bank St Petersburg 5.010%, 09/29/15 (a)	100,125
	JPMorgan Chase Senior Unsecured Notes
250,000	4.950%, 03/25/20	287,390
400,000	4.500%, 01/24/22	452,368
675,000	Korea Development Bank (South Korea) 4.375%, 08/10/15	732,175
455,000	Liberty Mutual 6.500%, 05/01/42 (c)	519,049
	MetLife Senior Unsecured Notes
197,000	6.375%, 06/15/34	258,227
125,000	5.700%, 06/15/35	154,989
590,000	National Rural Utilities Cooperative Finance Collateral Trust 10.375%, 11/01/18	878,178
600,000	Oversea-Chinese Banking (Singapore) 4.250%, 11/18/19 (a)	623,877
	PNC Funding
200,000	6.700%, 06/10/19	258,208
250,000	4.375%, 08/11/20	289,140
350,000	Pttep Australia International Finance Property (Australia) 4.152%, 07/19/15	370,778
500,000	Qtel International Finance (Bermuda) 3.375%, 10/14/16	530,000
200,000	Russian Agricultural Bank (Luxembourg) Senior Unsecured Notes 7.125%, 01/14/14	212,260

Par Value		Market Value

	Financials (continued)
	Simon Property Group Senior Unsecured Notes
$ 100,000	5.650%, 02/01/20	$120,420
160,000	4.375%, 03/01/21	180,831
500,000	United Overseas Bank 5.375%, 09/03/19 (a)	531,050
300,000	VTB Bank OJSC Via VTB Capital (Luxembourg) Senior Unsecured Notes 6.875%, 05/29/18	324,408
575,000	Wells Fargo Senior Unsecured Notes 4.600%, 04/01/21	662,582

		14,934,610

	Healthcare – 1.43%
	Becton Dickinson Senior Unsecured Notes
125,000	3.250%, 11/12/20	135,337
405,000	3.125%, 11/08/21	436,734
350,000	Biogen Idec Senior Unsecured Notes 6.875%, 03/01/18	437,753
425,000	Celgene Senior Unsecured Notes 3.250%, 08/15/22	438,560
375,000	Express Scripts Holding 2.100%, 02/12/15 (c)	383,737
	WellPoint Senior Unsecured Notes
350,000	5.250%, 01/15/16	392,074
250,000	5.875%, 06/15/17	296,231

		2,520,426

	Industrials – 4.20%
300,000	Boeing Senior Unsecured Notes 6.875%, 03/15/39	470,049
250,000	Cemex Finance (Mexico) Senior Secured Notes 9.500%, 12/14/16	266,650
100,000	Cemex Sab de CV (Mexico) Senior Secured Notes 9.000%, 01/11/18	104,250
200,000	Corp GEO Sab de CV 8.875%, 03/27/22	212,000
200,000	Corp Nacional del Cobre de Chile (Chile) Senior Unsecured Notes 3.000%, 07/17/22 (c)	202,209
	Covidien International Finance (Luxembourg)
185,000	2.800%, 06/15/15	194,748
302,000	6.000%, 10/15/17	370,099
125,000	Daimler Finance North America 6.500%, 11/15/13	132,456

See accompanying Notes to Financial Statements.

50

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Industrials (continued)
$ 325,000	Eastman Chemical Senior Unsecured Notes 2.400%, 06/01/17	$337,453
	Embraer Overseas (Cayman Islands)
350,000	6.375%, 01/24/17	400,750
150,000	6.375%, 01/15/20	175,125
	Empresas ICA (Mexico)
150,000	8.375%, 07/24/17	160,500
200,000	8.900%, 02/04/21	218,000
400,000	Freeport-McMoRan Copper & Gold Senior Unsecured Notes 2.150%, 03/01/17	406,478
500,000	Grupo KUO SAB de CV (Mexico) 9.750%, 10/17/17	535,000
	Illinois Tool Works Senior Unsecured Notes
125,000	6.250%, 04/01/19	156,592
150,000	3.375%, 09/15/21	161,945
400,000	NET Servicos de Comunicacao (Brazil) 7.500%, 01/27/20	464,000
350,000	Novartis Capital 4.400%, 04/24/20	412,735
400,000	Penerbangan Malaysia (Malaysia) 5.625%, 03/15/16	451,860
	Southwest Airlines Senior Unsecured Notes
337,000	5.750%, 12/15/16	383,073
225,000	5.125%, 03/01/17	250,522
200,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	215,584
450,000	Waste Management 6.125%, 11/30/39	576,178
200,000	WPE International Cooperatief (Netherlands) 10.375%, 09/30/20	174,000

		7,432,256

	Information Technology – 1.39%
200,000	Arrow Electronics Senior Unsecured Notes 3.375%, 11/01/15	209,674
300,000	IBM Senior Unsecured Notes 1.950%, 07/22/16	313,734
375,000	Intel Senior Unsecured Notes 3.300%, 10/01/21	411,916
450,000	Motorola Solutions Senior Unsecured Notes 6.000%, 11/15/17	534,764
425,000	Oracle Senior Unsecured Notes 1.200%, 10/15/17	427,470
525,000	Xerox Senior Unsecured Notes 4.250%, 02/15/15	557,956

		2,455,514

Par Value		Market Value

	Materials – 2.25%
$ 600,000	Alfa MTN Invest Senior Unsecured Notes 9.250%, 06/24/13	$626,328
	Celulosa Arauco y Constitucion SA (Chile) Senior Unsecured Notes
300,000	5.000%, 01/21/21	324,523
200,000	4.750%, 01/11/22	213,752
200,000	Corp Nacional del Cobre de Chile (Chile) Senior Unsecured Notes 3.875%, 11/03/21	218,887
	Ecolab Senior Unsecured Notes
225,000	2.375%, 12/08/14	233,289
200,000	1.000%, 08/09/15	201,046
200,000	Inversiones CMPC (Chile) Senior Unsecured Notes 4.500%, 04/25/22	210,465
	Inversiones CMPC
100,000	4.875%, 06/18/13	101,987
150,000	4.500%, 04/25/22 (c)	157,849
250,000	Senior Unsecured Notes 4.750%, 01/19/18	270,119
600,000	Mexichem SAB de CV (Mexico) Senior Unsecured Notes 4.875%, 09/19/22 (c)	636,000
	POSCO (South Korea) Senior Unsecured Notes
100,000	4.250%, 10/28/20 (c)	107,610
250,000	5.250%, 04/14/21 (c)	290,273
375,000	Teck Resources (Canada) 5.400%, 02/01/43	379,062

		3,971,190

	Telecommunications – 1.53%
300,000	AT&T Senior Unsecured Notes 5.350%, 09/01/40	368,345
150,000	Axiata SPV1 Labuan (Malaysia) 5.375%, 04/28/20	170,149
596,000	British Telecom (united Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	716,140
125,000	Deutsche Telekom International Finance BV (Netherlands) 8.750%, 06/15/30	193,055
300,000	France Telecom (France) Senior Unsecured Notes 2.750%, 09/14/16	316,908
	Globo Comunicacao e Participacoes (Brazil)
300,000	6.250%, 07/20/15 (f)	327,000
200,000	5.307%, 05/11/22 (c) (f)	222,500
100,000	Koninklijke KPN NV (Netherlands) Senior Unsecured Notes 8.375%, 10/01/30	135,739

See accompanying Notes to Financial Statements.

51

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ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Telecommunications (continued)
$ 250,000	Vimpel Communications Via VIP Finance (Ireland) Senior Unsecured Notes 8.375%, 04/30/13	$258,170

		2,708,006

	Transportation Non Rail – 0.89%
700,000	Gazprombank OJSC Via GPB Eurobond Finance (Ireland) Senior Unsecured Notes 7.933%, 06/28/13	729,767
400,000	Itau Unibanco Holding SA (Brazil) Subordinated Notes 5.650%, 03/19/22	427,100
	Transnet SOC (South Africa) Senior Unsecured Notes
200,000	4.500%, 02/10/16	212,761
200,000	4.000%, 07/26/22 (c)	200,500

		1,570,128

	Utilities – 2.14%
	Abu Dhabi National Energy (United Arab Emirates) Senior Unsecured Notes
100,000	4.750%, 09/15/14	106,025
400,000	5.875%, 12/13/21	478,000
500,000	AES Andres Dominicana (Cayman Islands) Senior Secured Notes 9.500%, 11/12/20	553,750
150,000	AES Gener (Chile) Senior Unsecured Notes 7.500%, 03/25/14	161,379
400,000	Duke Energy Senior Unsecured Notes 3.550%, 09/15/21	429,139
350,000	EGE Haina Finance (Cayman Islands) Senior Secured Notes 9.500%, 04/26/17	367,500
200,000	Hongkong Electric Finance (British Virgin Islands) 4.250%, 12/14/20	221,220
200,000	Instituto Costarricense de Electricidad (Cost Rica) Senior Unsecured Notes 6.950%, 11/10/21 (c)	223,500
	Midamerican Energy Holdings Senior Unsecured Notes
50,000	5.950%, 05/15/37	64,434
375,000	6.500%, 09/15/37	518,327
95,969	Nakilat (Qatar) 6.267%, 12/31/33	118,264
500,000	Southern Power Senior Unsecured Notes 4.875%, 07/15/15	550,558

		3,792,096

	Total Corporate Notes and Bonds (Cost $55,854,107)	57,783,941

Par Value		Market Value

COLLATERALIZED MORTGAGE-BACKED SECURITIES – 22.22%

$ 1,072,000	American General Mortgage Loan Trust Series 2010-1A, Class A3 5.650%, 03/25/58 (a) (c)	$1,118,668
250,000	Banc of America Commercial Mortgage Trust Series 2007-5, Class AM 5.772%, 02/10/51 (a)	280,840
810,806	Banc of America Funding Series 2010-R9, Class 3A3 5.500%, 12/26/35 (c)	364,588
1,068,877	Banc of America Funding Series 2006-B, Class 7A1 5.614%, 03/20/36 (a)	918,890
1,292,917	Banc of America Funding Series 2012-R4, Class A 0.474%, 03/04/39 (a) (c) (d)	1,234,736
250,000	Banc of America Large Loan Trust Series 2007-BMB1, Class A2 0.964%, 08/15/29 (a) (c)	246,610
75,000	Banc of America Merrill Lynch Commercial Mortgage Series 2006-4, Class AM 5.675%, 07/10/46	84,745
50,000	Banc of America Merrill Lynch Commercial Mortgage Series 2007-1, Class A4 5.451%, 01/15/49	58,155
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class B 1.814%, 08/15/29 (a) (c)	100,743
100,000	Banc of America Re-REMIC Trust Series 2012-CLRN, Class D 2.914%, 08/15/29 (a) (c)	100,872
638,299	Bear Stearns Asset Backed Securities Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	643,879
125,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class AM 5.243%, 12/11/38	139,529
275,000	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class AM 5.716%, 06/11/40 (a)	309,678
100,000	Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4 4.674%, 06/11/41	109,264
25,000	Bear Stearns Commercial Mortgage Securities Series 2006-PW13, Class AM 5.582%, 09/11/41 (a)	28,170
100,000	Bear Stearns Commercial Mortgage Securities Series 2006-T24, Class AM 5.568%, 10/12/41 (a)	113,689

See accompanying Notes to Financial Statements.

52

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value
$ 100,000	Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class AJ 5.005%, 02/13/42 (a)	$106,362
200,000	Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class AM 5.894%, 06/11/50 (a)	224,300
431,338	Citicorp Mortgage Securities Series 2007-2, Class 3A1 5.500%, 02/25/37	436,863
50,000	Citigroup Commercial Mortgage Trust Series 2005-C3, Class AM 4.830%, 05/15/43 (a)	53,666
1,000,000	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.268%, 09/10/45 (a) (b) (c)	137,030
130,000	Citigroup Commercial Mortgage Trust Series 2006-C5, Class AM 5.462%, 10/15/49	146,770
175,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.699%, 12/10/49 (a)	194,137
250,000	Citigroup Commercial Mortgage Trust Series 2008-C7, Class AM 6.061%, 12/10/49 (a)	278,360
100,000	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4, 6.061%, 12/10/49 (a)	121,381
7,240,376	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5, Class XP 0.170%, 11/15/44 (a) (b) (c)	28,209
60,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, 12/11/49	69,270
340,000	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (a)	354,786
1,200,313	Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A13 5.750%, 04/25/37	929,476
200,000	Commercial Mortgage Pass Through Certificates Series 2007-TFLA, Class B 0.364%, 02/15/22 (a) (c)	193,591
150,000	Commercial Mortgage Pass Through Certificates Series 2012-FL2, Class GPI 3.714%, 09/17/29 (a) (c) (d) (e)	149,588
300,000	Commercial Mortgage Pass Through Certificates Series 2006-C3, Class AM 5.805%, 06/15/38 (a)	330,655
275,000	Commercial Mortgage Pass Through Certificates Series 2006-C4, Class AM 5.509%, 09/15/39	290,847

Par Value		Market Value
$ 175,000	Commercial Mortgage Pass Through Certificates Series 2006-C5, Class AM 5.343%, 12/15/39	$187,933
2,000,000	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.382%, 11/15/45 (a) (b)	291,899
50,000	Commercial Mortgage Pass Through Certificates Series 2006-C7, Class AM 5.773%, 06/10/46 (a)	54,397
182,678	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 2.379%, 07/10/46 (a) (b) (c)	11,042
1,754,531	Countrywide Alternative Loan Trust Series 2005-J8, Class 1A5 5.500%, 07/25/35	1,655,478
2,318,030	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	1,825,972
623,019	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	307,534
140,906	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	115,724
535,902	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 0.711%, 09/25/37 (a)	305,331
511,697	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 6.284%, 09/25/37 (a) (b)	125,759
51,460	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-16, Class A8 1.117%, 09/25/35 (a)	51,340
1,247,177	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 4.779%, 12/20/35 (a)	928,316
1,198,975	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	1,054,390
278,984	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	258,296
100,000	Credit Suisse First Boston Mortgage Securities Series 1998 -C2 Class F 6.750%, 11/15/30 (a) (c)	107,335
4,271,819	Credit Suisse First Boston Mortgage Securities Series 1997-C2, Class AX 0.159%, 01/17/35 (a) (b)	6,335

See accompanying Notes to Financial Statements.

53

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value
$ 174,533	Credit Suisse First Boston Mortgage Securities Series 2005-8, Class 9A4 5.500%, 09/25/35	$165,787
158,362	Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class A2 0.384%, 10/15/21 (a) (c)	154,713
704,145	Credit Suisse Mortgage Capital Certificates Series 2006-7, Class 1A3 5.000%, 08/25/36	583,045
503,133	Credit Suisse Mortgage Capital Certificates Series 2009-13R, Class 2A1 6.000%, 01/26/37 (c)	522,996
1,823,117	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	1,570,269
150,000	Credit Suisse Mortgage Capital Certificates Series 2010-RR2, Class 3B 5.342%, 12/15/43 (a) (c)	160,857
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (c)	277,302
150,000	CW Capital Cobalt Commercial Mortgage Trust Series 2007-C2, Class AMFX 5.526%, 04/15/47 (a)	162,994
200,000	DBRR Trust Series 2012-EZ1, Class A 0.946%, 09/25/45 (c) (d)	200,213
250,000	DBRR Trust Series 2011-C32, Class A3B 5.750%, 06/17/49 (a) (c)	279,426
96,396	Extended Stay America Trust Series 2010-ESHA, Class A 2.951%, 11/05/27 (c)	96,848
275,000	Fontainebleau Miami Beach Trust Series 2001-FBLU, Class C 4.270%, 05/05/27 (c)	288,729
100,000	Fontainebleau Miami Beach Trust Series 2012-FBLU, Class E 5.253%, 05/05/27 (c)	105,695
100,000	GE Capital Commercial Mortgage Series 2005-C2, Class B 5.113%, 05/10/43 (a)	103,930
50,000	GMAC Commercial Mortgage Securities Series 2006-C1, Class AM 5.290%, 11/10/45 (a)	54,040
100,000	GMAC Commercial Mortgage Securities Series 2006-C1 Class AJ 5.349%, 11/10/45 (a)	83,391
50,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class A4 5.444%, 03/10/39	57,896

Par Value		Market Value
$ 250,000	Greenwich Capital Commercial Funding Series 2007-GG9, Class AMFX 5.475%, 03/10/39	$269,398
250,000	Greenwich Capital Commercial Funding Series 2007-GG11, Class AM 5.867%, 12/10/49 (a)	274,832
200,000	GS Mortgage Securities Corp II Series 2007-EOP, Class A2 1.260%, 03/06/20 (a) (c)	199,967
100,000	GS Mortgage Securities Corp II Series 2006-GG6, Class AM 5.622%, 04/10/38 (a)	110,173
100,000	GS Mortgage Securities Corp II Series 2004-GG2, Class A6 5.396%, 08/10/38 (a)	106,900
75,000	GS Mortgage Securities Corp II Series 2006-GG8, Class A4 5.560%, 11/10/39	87,110
1,077,105	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 4.786%, 01/25/36 (a)	978,086
182,959	HSBC Asset Loan Obligation Series 2007-2, Class 1A1 5.500%, 09/25/37	183,471
40,000	JPMorgan Chase Commercial Mortgage Securities Series 2006-CB16, Class A4 5.552%, 05/12/45	46,274
2,579,337	JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP8, Class X 0.542%, 05/15/45 (a) (b)	42,560
995,143	JPMorgan Chase Commercial Mortgage Securities Series 2012-CBX, Class XA 2.058%, 06/15/45 (a) (b)	117,698
2,500,000	JPMorgan Chase Commercial Mortgage Securities Series 2012-C8, Class XA 2.380%, 10/15/45 (a) (b)	340,874
1,276,481	JPMorgan Chase Commercial Mortgage Securities Series 2011-C4, Class XA 1.598%, 07/15/46 (a) (b) (c)	90,655
350,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB17 Class AM 5.728%, 02/12/49 (a)	370,319
175,000	JPMorgan Chase Commercial Mortgage Securities Series 2009-RR2, Class GEB 5.543%, 12/17/49 (c) (d)	189,333
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class A4 5.794%, 02/12/51 (a)	59,947

See accompanying Notes to Financial Statements.

54

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value
$ 250,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB20, Class AM 5.882%, 02/12/51 (a)	$287,708
50,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class A4 5.716%, 02/15/51	59,668
98,157	JPMorgan Chase Commercial Mortgage Securities Series 2007-C1, Class ASB 5.857%, 02/15/51	106,780
250,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-LD12, Class AM 6.043%, 02/15/51 (a)	272,269
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.889%, 07/15/44 (a) (c)	277,328
70,202	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A3 4.361%, 01/15/29	71,228
100,000	LB-UBS Commercial Mortgage Trust Series 2003-C7, Class D 5.038%, 07/15/37 (a)	103,355
100,000	LB-UBS Commercial Mortgage Trust Series 2006-C7 Class AJ 5.407%, 11/15/38	69,547
350,000	LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM 5.413%, 09/15/39	398,913
50,000	LB-UBS Commercial Mortgage Trust Series 2005-C3, Class AM 4.794%, 07/15/40	54,090
7,236,910	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class XCL 0.082%, 09/15/45 (a) (b) (c)	67,636
250,000	Merrill Lynch Mortgage Trust Series 2005-CIP1, Class AM 5.107%, 07/12/38 (a)	274,760
50,000	Merrill Lynch Mortgage Trust Series 2006-C1, Class AM 5.685%, 05/12/39 (a)	56,037
997,111	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.941%, 08/15/45 (a) (b) (c)	114,318
250,000	Morgan Stanley Capital I Series 2007-IQ13, Class AM 5.406%, 03/15/44	266,269
31,464	Morgan Stanley Capital I Series 2006-HQ9, Class AAB 5.685%, 07/12/44	32,191
50,000	Morgan Stanley Capital I Series 2006-HQ9, Class AM 5.773%, 07/12/44 (a)	56,314
1,467,549	Morgan Stanley Capital I Series 2011-C1, Class XA 0.969%, 09/15/47 (a) (b) (c)	50,554

Par Value		Market Value
$7,244,413	Morgan Stanley Capital I Series 2007-1Q16, Class X2 0.224%, 12/12/49 (a) (b) (c)	$48,820
250,000	Morgan Stanley Capital I Series 2007-IQ16, Class AM 6.102%, 12/12/49 (a)	289,444
1,390,842	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 2.745%, 07/25/35 (a)	1,151,099
200,000	Morgan Stanley Re-REMIC Trust Series 2010-HQ4, Class AJ 4.970%, 04/15/40 (c)	210,201
100,000	Morgan Stanley Re-REMIC Trust Series 2010-GG10, Class A4A 5.789%, 08/15/45 (a) (c)	118,408
300,000	Nomura Asset Acceptance Series 2005-AP3, Class A3 5.318%, 08/25/35 (a)	212,656
792,487	Prime Mortgage Trust Series 2006-DR1, Class 2A1 5.500%, 05/25/35 (c)	775,259
298,461	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	198,292
783,535	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	594,708
7,286	Rialto Real Estate Fund LP Series 2012-LT1A, Class A 4.750%, 02/15/25 (c)	7,290
554,535	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 4.515%, 02/25/36 (a)	445,395
233,790	Structured Asset Securities Series 2005-10, Class 1A1 5.750%, 06/25/35	234,954
100,000	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class AJ 5.585%, 08/15/39 (a)	109,268
2,000,000	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.210%, 08/10/49 (a) (b) (c)	286,634
25,000	Wachovia Bank Commercial Mortgage Trust Series 2005-C22, Class AM 5.344%, 12/15/44 (a)	27,365
200,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C23, Class AM 5.466%, 01/15/45 (a)	223,020
250,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 5.923%, 02/15/51 (a)	277,797

See accompanying Notes to Financial Statements.

55

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value
$1,021,059	Wachovia Mortgage Loan Trust Series 2005-A, Class 2A1 2.628%, 08/20/35 (a)	$920,713
554,739	Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1 6.000%, 06/25/37	497,788
1,246,749	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A5 2.629%, 03/25/36 (a)	1,167,886
918,275	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	902,483
875,790	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 2A2 6.000%, 07/25/37	867,656
827,782	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	825,736
407,262	Wells Fargo Mortgage Loan Trust Series 2012-RR1 Class A1 2.847%, 08/27/37 (a) (c)	411,358
998,970	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 2.259%, 08/15/45 (a) (b) (c)	138,225
1,500,000	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.451%, 11/15/45 (a) (b) (c) (d)	218,907

	Total Collateralized Mortgage-Backed Securities (Cost $37,224,507)	39,301,483

ASSET-BACKED SECURITIES – 0.96%

100,000	Credit-Based Asset Servicing and Securitization Series 2007-MX1, Class A4 6.231%, 12/25/36 (c) (f)	68,791
61,261	Crest Series 2003-2A, Class A1 0.842%, 12/28/18 (a) (c) (d)	58,198
757,000	GSAA Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (a)	153,511
472,916	Residential Asset Mortgage Products Series 2006-RS5, Class A3 0.381%, 09/25/36 (a)	378,663
500,000	Residential Asset Securities Series 2004-KS6, Class A15 5.850%, 07/25/34 (a)	430,021
640,584	Series 2005-KS4, Class M1 0.621%, 05/25/35 (a)	616,356

	Total Asset-Backed Securities (Cost $1,658,302)	1,705,540

Par Value		Market Value

FOREIGN GOVERNMENT BONDS – 2.69%

$ 300,000	Banco Latinoamericano de Comercio Exterior Senior Unsecured Notes 3.750%, 04/04/17 (c)	$311,250
600,000	Corp Andina de Fomento Senior Unsecured Notes 3.750%, 01/15/16	632,963
600,000	Costa Rica Government International Bond Senior Unsecured Notes 6.548%, 03/20/14	633,000
526,000	Mexico Government International Bond Senior Unsecured Notes 5.625%, 01/15/17	617,524
200,000	Panama Government International Bond Senior Unsecured Notes 7.250%, 03/15/15	228,500
400,000	Qatar Government International Bond 4.500%, 01/20/22	460,000
300,000	Qatar Government International Bond Senior Unsecured Notes 4.000%, 01/20/15	319,050
199,375	Ras Laffan Liquefied Natural Gas II Senior Secured Notes 5.298%, 09/30/20	225,792
250,000	Ras Laffan Liquefied Natural Gas III 5.838%, 09/30/27	305,000
161,600	Ras Laffan Liquefied Natural Gas III Senior Secured Notes 5.832%, 09/30/16	178,730
250,000	Wakala Global Sukuk 2.991%, 07/06/16	261,590
500,000	Wakala Global Sukuk 4.646%, 07/06/21	575,603

	Total Foreign Government Bonds (Cost $4,576,003)	4,749,002

Shares

INVESTMENT COMPANY – 2.25%

3,970,786	BlackRock Liquidity Funds TempCash Portfolio (g)	3,970,786

	Total Investment Company (Cost $3,970,786)	3,970,786

Total Investments – 98.90% (Cost $169,804,168)*		174,931,710

Net Other Assets and Liabilities – 1.10%		1,949,868

Net Assets – 100.00%		$176,881,578

See accompanying Notes to Financial Statements.

56

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

*	Aggregate cost for Federal income tax purposes is $170,217,622.

Gross unrealized appreciation	$5,963,093
Gross unrealized depreciation	(1,249,005)

Net unrealized appreciation	$4,714,088

(a)	Variable rate bond. The interest rate shown reflects the rate in effect at October 31, 2012.
(b)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2012, these securities amounted to $16,716,963 or 9.45% of net assets. These securities have been determined by the Subadviser to be liquid securities.
(d)	Securities with a total aggregate market value of $3,204,550 or 1.81% of net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees.
(e)	Delayed delivery security. See Note (B-3) in the Notes to Financial Statements.
(f)	Step Coupon. Security becomes interest bearing at a future date.
(g)	Security with a market value of $1,036,719 has been pledged as collateral for delayed delivery securities.

REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor
STRIP	Separate Trading of Registered Interest and Principal

Portfolio Composition
U.S. Government Obligations	18%
U.S. Government Agency Obligations	20%
Corporate Notes and Bonds
(S&P Ratings unaudited)
AAA	5%
AA	6%
A	13%
BBB	20%
BB	1%
B	3%
Lower than B	11%
Not Rated	3%

100%

See accompanying Notes to Financial Statements.

57

Aston Funds

ASTON/TCH Fixed Income Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
Tere Alvarez Canida, CFA; Alan M. Habacht & William J. Canida, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	During the fiscal year ended October 31, 2012, sector, quality and yield curve selection benefitted the portfolio. The Fund is overweight credit securities, which outperformed duration matched Treasuries by 525 basis points. In addition, the portfolio is underweight Treasury securities, which by contrast were the worst performing sector during the year. Moreover, the majority of the Fund’s Treasury exposure is in the form of Treasury Inflation-Protected Securities (TIPS), which outperformed nominals during the year, returning 8.03% compared to 3.66% for nominal Treasuries.

Our decision to overweight lower quality investment grade securities also benefitted the Fund, as lower quality investment grade securities outperformed during the year. BBB rated securities generated 669 basis points of excess return, outperforming AAA, AA and A rated securities by 578, 383 and 109 basis points, respectively, on a duration-adjusted basis.

Portfolio structure also had a positive effect on the Fund’s return. The portfolio is structured in a barbelled fashion emphasizing high quality floating rate notes on the short end of the yield curve and lower quality investment grade securities on the long end. During the year, longer duration credit securities outperformed as credit curves flattened. In the trailing twelve months, long credit outperformed intermediate credit by 708 basis points. Looking closer at structure, long BBB rated securities outperformed intermediate AAA securities by 1333 basis points.

Q.	What were the best performing holdings for the Fund during the period?

A.	The best performing holdings within the Fund were longer-dated, lower quality, investment grade credit securities. In addition, our exposure to TIPS benefitted the Fund as TIPS outperformed nominal Treasuries by 437 basis points during the year.

Q.	What were the weakest performing holdings?

A.	Our exposure to floating rate notes underperformed in the declining interest rate environment. Despite their underperformance, floating rate notes provide a hedge against rising inflation risk overtime.

Q.	How was the Fund positioned as of October 31, 2012?

A.	We still favor a barbell portfolio structure in order to capture the steepness of the U.S. Treasury curve. At the same time, supply and demand factors for investment grade credit appear favorable, in our view, particularly given the amount of additional spread earned over U.S. Treasury securities remains generous by historical standards. TIPS also remain an attractive asset class which aligns investors with Federal Reserve purchase programs and provide a hedge against rising inflation expectations.

Note: Bond funds have the same interest rate, high yield and credit risks associated with the underlying bonds in the portfolio, all of which could reduce the Fund’s value. As interest rates rise, the value of the Fund can decline and an investor can lose principal.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	9.74%
Five Year	7.86%
Ten Year	6.07%
Since Inception	6.21%

Inception Date 12/13/93

Average Annual Total Returns - Class I

One Year	9.93%
Five Year	8.06%
Ten Year	6.30%
Since Inception	6.68%

Inception Date 07/31/00

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The total expense ratio for the Class N and Class I Shares is 1.15% and 0.90%, respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

58

Aston Funds

ASTON/TCH Fixed Income Fund	October 31, 2012

Schedule of Investments

Par Value		Market Value

CORPORATE NOTES AND BONDS – 64.64%

	Consumer Discretionary – 3.92%
$1,000,000	Limited Brands Senior Unsecured Notes 7.600%, 07/15/37	$1,036,249
100,000	Macy’s Retail Holdings 7.875%, 07/15/15 (a)	117,678
500,000	QVC 5.125%, 07/02/22 (b)	523,313
250,000	Staples 9.750%, 01/15/14	274,695
450,000	Whirlpool, MTN Unsecured Notes 8.600%, 05/01/14	498,922
250,000	Wyndham Worldwide Senior Unsecured Notes 7.375%, 03/01/20	300,039

		2,750,896

	Consumer Staples – 4.14%
	Altria Group
500,000	8.500%, 11/10/13	539,011
200,000	10.200%, 02/06/39	351,665
250,000	Corn Products International Senior Unsecured Notes 6.625%, 04/15/37	314,092
200,000	Kellogg Senior Unsecured Notes 5.125%, 12/03/12	200,740
150,000	PepsiCo Senior Unsecured Notes 7.900%, 11/01/18	204,697
500,000	Ralcorp Holdings 6.625%, 08/15/39	539,433
200,000	Reynolds American 7.750%, 06/01/18	252,286

Par Value		Market Value

	Consumer Staples (continued)
$ 500,000	Walgreen Senior Unsecured Notes 0.899%, 03/13/14 (c)	$501,564

		2,903,488

	Energy – 9.97%
	Chesapeake Energy
500,000	6.775%, 03/15/19	501,874
250,000	6.625%, 08/15/20	263,750
250,000	6.125%, 02/15/21	254,375
500,000	Dolphin Energy (United Arab Emirates) 5.500%, 12/15/21 (b)	580,500
500,000	Ecopetrol SA (Colombia) Senior Unsecured Notes 7.625%, 07/23/19	650,000
250,000	El Paso Pipeline Partners Operating 7.500%, 11/15/40	347,226
250,000	Energy Transfer Partners Senior Unsecured Notes 9.000%, 04/15/19	328,656
400,000	Hess Senior Unsecured Notes 8.125%, 02/15/19	533,439
400,000	Kinder Morgan Energy Partners Senior Unsecured Notes 9.000%, 02/01/19	541,770
250,000	Markwest Energy Partners LP/Markwest Energy Finance 5.500%, 02/15/23	263,750
450,000	Nabors Industries 9.250%, 01/15/19	604,159
250,000	Pride International Senior Unsecured Notes 6.875%, 08/15/20	321,694
750,000	Rockies Express Pipeline Senior Unsecured Notes 6.875%, 04/15/40 (b)	656,250
250,000	Rowan Senior Unsecured Notes 5.000%, 09/01/17	274,296
250,000	Valero Energy 9.375%, 03/15/19	343,872
400,000	Weatherford International (Bermuda) 9.625%, 03/01/19	530,270

		6,995,881

	Financials – 22.04%
250,000	AFLAC Senior Unsecured Notes 8.500%, 05/15/19	339,950
450,000	American Financial Group Senior Unsecured Notes 9.875%, 06/15/19	589,573
250,000	Banco Bradesco SA/Cayman Islands (Brazil) Subordinated Notes 5.750%, 03/01/22 (b)	270,625

See accompanying Notes to Financial Statements.

59

Aston Funds

ASTON/TCH Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Financials (continued)
	Bancolombia SA (Colombia) Senior Unsecured Notes
$ 250,000	5.950%, 06/03/21	$290,000
	Subordinated Notes
250,000	5.125%, 09/11/22	262,500
250,000	Berkshire Hathaway Finance Senior Unsecured Notes 0.868%, 02/11/13 (c)	250,412
150,000	Blackstone Holdings Finance 6.625%, 08/15/19 (b) (d)	175,364
500,000	6.250%, 08/15/42 (b)	548,558
250,000	Bunge Ltd Finance 8.500%, 06/15/19	322,798
500,000	Daimler Finance 1.130%, 04/10/14 (b) (c)	501,944
250,000	Discover Bank Subordinated Notes 7.000%, 04/15/20	306,663
500,000	Entertainment Properties Trust 5.750%, 08/15/22	524,531
1,000,000	General Electric Capital, MTN Senior Unsecured Notes 1.016%, 04/24/14 (c)	1,008,189
800,000	Goldman Sachs Capital I 6.345%, 02/15/34	825,317
250,000	Goldman Sachs Group Subordinated Notes 6.750%, 10/01/37	275,548
500,000	ING US 5.500%, 07/15/22 (b)	544,103
	IPIC, GMTN (Cayman Islands)
500,000	5.000%, 11/15/20 (b)	558,750
500,000	6.875%, 11/01/41 (b)	686,875
250,000	Itau Unibanco Holding SA (Brazil) 5.500%, 08/06/22 (b)	263,750
200,000	Jefferies Group Senior Unsecured Notes 8.500%, 07/15/19	235,000
	Lincoln National Senior Unsecured Notes
250,000	6.300%, 10/09/37	294,932
750,000	7.000%, 06/15/40	969,569
300,000	Marsh & McLennan Senior Unsecured Notes 9.250%, 04/15/19	410,324
750,000	Merrill Lynch, MTN 6.875%, 04/25/18	906,215
500,000	Morgan Stanley Senior Unsecured Notes 5.500%, 07/28/21	556,219
250,000	NASDAQ OMX Group Senior Unsecured Notes 5.550%, 01/15/20	272,811
1,000,000	NB Capital Trust II 7.830%, 12/15/26	1,023,330
250,000	Royal Bank of Canada (Canada) Senior Unsecured Notes 1.013%, 10/30/14 (c)	252,593

Par Value		Market Value

	Financials (continued)
$1,000,000	SLM, MTN Senior Unsecured Notes 5.625%, 08/01/33	$940,000
500,000	Unum Group Senior Unsecured Notes 5.750%, 08/15/42	551,350
500,000	Wells Fargo 1.287%, 06/26/15 (c)	505,925

		15,463,718

	Healthcare – 3.23%
	Davita
125,000	6.375%, 11/01/18	133,750
375,000	6.625%, 11/01/20	402,187
200,000	Hospira, GMTN Senior Unsecured Notes 6.400%, 05/15/15	223,911
250,000	Humana Senior Unsecured Notes 8.150%, 06/15/38	345,779
500,000	Lorillard Tobacco 8.125%, 05/01/40	687,898
200,000	Quest Diagnostics 1.223%, 03/24/14 (c)	201,447
250,000	Watson Pharmaceuticals Senior Unsecured Notes 4.625%, 10/01/42	268,854

		2,263,826

	Industrials – 4.18%
370,000	Burlington Northern Santa Fe Senior Unsecured Notes 7.000%, 02/01/14	399,083
250,000	FedEx Senior Notes 8.000%, 01/15/19	332,280
250,000	Kazakhstan Temir Zholy Finance (Netherlands) 6.950%, 07/10/42 (b)	305,760
500,000	Mexichem SAB de CV (Mexico) Senior Unsecured Notes 6.750%, 09/19/42 (b)	541,250
175,000	Mondelez International Senior Unsecured Notes 6.000%, 02/11/13	177,488
250,000	Transocean (Cayman Islands) 7.350%, 12/15/41	334,955
250,000	Vale SA (Brazil) Senior Unsecured Notes 5.625%, 09/11/42	268,359
250,000	Waste Management 7.375%, 03/11/19	319,062
250,000	Xstrata Finance Canada (Canada) 4.000%, 10/25/22 (b)	251,368

		2,929,605

See accompanying Notes to Financial Statements.

60

Aston Funds

ASTON/TCH Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Information Technology – 2.65%	$
$ 500,000	International Business Machines Senior Unsecured Notes 6.500%, 10/15/13		529,519
250,000	KLA Instruments Senior Unsecured Notes 6.900%, 05/01/18		301,546
200,000	Motorola Senior Unsecured Notes 6.625%, 11/15/37		235,655
500,000	Telecom Italia Capital SA (Luxembourg) 7.721%, 06/04/38		540,585
250,000	Xerox Senior Unsecured Notes 1.799%, 09/13/13 (c)		252,014

			1,859,319

	Materials – 4.55%
	ArcelorMittal (Luxembourg) Senior Unsecured Notes
750,000	5.750%, 03/01/21		724,774
650,000	7.250%, 10/15/39		603,988
200,000	Bemis Senior Unsecured Notes 6.800%, 08/01/19		244,367
250,000	Braskem America Finance 7.125%, 07/22/41 (b)		282,500
250,000	Dow Chemical (The) Senior Unsecured Notes 8.550%, 05/15/19		339,260
250,000	International Paper Senior Unsecured Notes 8.700%, 06/15/38		383,891
550,000	Rio Tinto Finance (Australia) 8.950%, 05/01/14		616,562

			3,195,342

	Telecommunication Services – 6.47%
500,000	British Telecommunications (United Kingdom) Senior Unsecured Notes 1.504%, 12/20/13 (c)		503,461
250,000	CBS 8.875%, 05/15/19		344,295
	CenturyLink
	Senior Unsecured Notes
500,000	7.600%, 09/15/39		512,887
500,000	7.650%, 03/15/42		511,967
400,000	Expedia 5.950%, 08/15/20		442,013
350,000	Frontier Communications Senior Unsecured Notes 9.000%, 08/15/31		375,375
250,000	Telefonica Emisiones SAU (Spain) 5.877%, 07/15/19		263,125
500,000	Telefonica Europe BV (Netherlands) 8.250%, 09/15/30		563,750
450,000	Time Warner Cable 8.250%, 02/14/14		492,373

Par Value		Market Value

	Telecommunication Services (continued)
$ 500,000	Windstream 7.500%, 06/01/22	$532,500

		4,541,746

	Utilities – 3.49%
200,000	Allegheny Energy Supply Senior Unsecured Notes 6.750%, 10/15/39 (b)	222,005
500,000	Dubai Electricity & Water Authority (United Arab Emirates) Senior Unsecured Notes 8.500%, 04/22/15 (b)	569,375
450,000	FPL Group Capital 7.875%, 12/15/15	542,094
150,000	Pacific Gas & Electric Senior Unsecured Notes 8.250%, 10/15/18	205,335
250,000	Puget Energy 5.625%, 07/15/22 (b)	272,721
450,000	Sempra Energy Senior Unsecured Notes 9.800%, 02/15/19	639,633

		2,451,163

	Total Corporate Notes and Bonds (Cost $39,927,976)	45,354,984

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 27.98%

	Fannie Mae – 6.72%
299,868	6.000%, 11/01/17, Pool # 662854	322,981
118,306	6.000%, 04/01/18, Pool # 725175	125,959
261,053	5.500%, 11/01/18, Pool # 748886	284,195
112,955	4.500%, 06/01/19, Pool # 747860	123,504
528,275	6.000%, 01/01/21, Pool # 850787	577,755
213,895	6.000%, 09/01/32, Pool # 847899	242,467
124,856	6.000%, 02/01/34, Pool # 771952	141,846
107,734	7.500%, 02/01/35, Pool # 787557	132,684
32,620	7.500%, 04/01/35, Pool # 819231	38,473
196,554	6.000%, 11/01/35, Pool # 844078	219,769
246,533	5.000%, 05/01/36, Pool # 745581	269,600
164,198	6.000%, 12/01/36, Pool # 888029	182,437
219,178	5.500%, 06/01/37, Pool # 918778	240,365
207,645	6.500%, 10/01/37, Pool # 888890	235,799

See accompanying Notes to Financial Statements.

61

Aston Funds

ASTON/TCH Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Fannie Mae (continued)
$ 699,402	5.500%, 03/01/38, Pool # 962344	$767,009
383,176	4.000%, 02/01/41, Pool # AE0949	410,974
374,845	4.000%, 02/01/41, Pool # AH5695	402,039

		4,717,856

	Freddie Mac – 6.70%
528,003	5.500%, 11/01/20, Gold Pool # G18083	575,717
102,864	5.500%, 12/01/20, Gold Pool # G11820	112,160
77,641	6.000%, 10/01/35, Gold Pool # A47772	86,184
262,766	5.500%, 05/01/37, Gold Pool # A60048	285,949
466,835	5.500%, 09/01/37, Gold Pool # G03202	508,022
530,603	5.000%, 02/01/38, Gold Pool # A73409	574,305
820,119	5.000%, 04/01/38, Gold Pool # G04334	904,043
399,289	4.000%, 12/01/39, Gold Pool # G06935	426,260
190,006	4.000%, 05/01/41, Gold Pool # Q00870	203,078
959,449	4.000%, 11/01/41, Gold Pool # Q04550	1,025,455

		4,701,173

	Government National Mortgage Association – 3.10%
269,479	5.000%, 05/20/37, Pool # 782156	298,162
609,587	5.000%, 08/20/37, Pool # 4015	674,472
479,746	6.000%, 07/20/38, Pool # 4195	543,606
420,494	5.500%, 08/20/38, Pool # 4215	447,988
184,068	6.000%, 01/15/39, Pool # 698036	208,288

		2,172,516

	U.S. Treasury Bill – 2.85%
2,000,000	0.000%, 12/06/12	1,999,815

	U.S. Treasury Bond – 0.73%
500,000	3.000%, 05/15/42	514,766

	U.S. Treasury Inflation Index Bonds – 6.38%
1,602,240	1.375%, 07/15/18	1,870,740
1,021,980	0.625%, 07/15/21	1,168,890
1,099,480	1.750%, 01/15/28	1,439,976

		4,479,606

Par Value		Market Value

	U.S. Treasury Note – 1.50%
$1,000,000	4.000%, 02/15/14	$1,048,438

	Total U.S. Government and Agency Obligations (Cost $18,213,595)	19,634,170

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.85%

275,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28, Class A4 5.742%, 09/11/42 (c)	330,043
269,468	JP Morgan Chase Commercial Mortgage Securities Series 2005-CB13, Class A2 5.247%, 01/12/43	270,606

	Total Commercial Mortgage-Backed Securities (Cost $442,723)	600,649

ASSET-BACKED SECURITIES – 2.68%

3,773	Capital Auto Receivables Asset Trust Series 2008-2, Class A4 5.420%, 12/15/14	3,780
107,613	CarMax Auto Owner Trust Series 2009-1, Class A4 5.810%, 12/16/13	108,177
	Ford Credit Auto Owner Trust Series 2009-A, Class A4
535,907	6.070%, 05/15/14	542,325
	Series 2009-B, Class A4
197,136	4.500%, 07/15/14	199,682
	Series 2009-C, Class A4
699,744	4.430%, 11/15/14	712,700
309,947	Nissan Auto Receivables Owner Trust Series 2009-A, Class A4 4.740%, 08/17/15	311,524

	Total Asset-Backed Securities (Cost $1,886,148)	1,878,188

FOREIGN GOVERNMENT BONDS – 1.13%

500,000	Republic of Poland 5.000%, 03/23/22	583,845
150,000	State of Qatar Senior Notes 6.400%, 01/20/40 (b)	209,775

	Total Foreign Government Bonds (Cost $643,276)	793,620

See accompanying Notes to Financial Statements.

62

Aston Funds

ASTON/TCH Fixed Income Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

INVESTMENT COMPANY – 1.60%

1,121,862	BlackRock Liquidity Funds TempCash Portfolio	$1,121,862

	Total Investment Company (Cost $1,121,862)	1,121,862

Total Investments – 98.88% (Cost $62,235,580) *		69,383,473

Net Other Assets and Liabilities – 1.12%		784,287

Net Assets – 100.00%		$70,167,760

*	Aggregate cost for Federal income tax purposes is $62,008,880.

Gross unrealized appreciation	$7,555,888
Gross unrealized depreciation	(181,295)

Net unrealized appreciation	$7,374,593

(a)	Step Coupon. A bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods until maturity. The coupon rate will be 7.875% until maturity.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Fund’s Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At October 31, 2012, these securities amounted to $7,964,786 or 11.35% of net assets. These securities have been determined by the Sub-Adviser to be liquid securities.
(c)	Variable rate bond. The interest rate shown reflects the rate in effect at October 31, 2012.
(d)	Standard & Poor’s (S&P) credit ratings are used in the absence of a rating by Moody’s Investors, Inc.

GMTN	Global Medium Term Note
LP	Limited Partnership
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
S&P	Standard & Poor

Portfolio Composition
Investment Company	2%
U.S. Government Obligations	11%
U.S. Government Agency Obligations	17%
Corporate Notes and Bonds
(Moody’s Ratings (d) unaudited)
Aaa	3%
Aa	5%
A	7%
Baa	42%
Ba	12%
B	1%

100%

See accompanying Notes to Financial Statements.

63

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
Frederick C. Lake & Ronald A. Lake

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Class N Shares of the Fund returned 5.34% versus 1.58% for the HFRX Equity Hedge Index. The Fund’s strategic diversification and moderate equity exposure enabled it to participate in the market’s upside while dampening the market’s downside volatility. In contrast, the benchmark reflected the relatively more hedged approaches of its constituent managers.

Although equities finished the fiscal year higher, the trend was interrupted by several sharp corrections, as sentiment vacillated in reaction to policy developments. This is illustrated by dissecting the fiscal year into five sub-periods:

•	The S&P 500 started the year with a tailspin, falling 7.3% by Thanksgiving on concerns about the global economy and the ongoing credit crisis in Europe. The Fund was off only 2.9%.
•

At the end of November there was an explosive rally after central banks launched a coordinated effort to support the European banks. The S&P rose over 23% through April 2, carried by liquidity, better U.S. economic data, the European Central Bank’s (ECB) LTRO program, and Greek debt restructuring. The Fund participated with a gain of 8.4%.

•	However, the S&P slid steadily over the next two months, losing 9.6% as U.S. data turned softer, China’s slowdown intensified, and Spain deteriorated seriously. The Fund was off only 3.8%.
•

Then, from June 1 through September 14, the index rallied 15.4%. Sparked by the ECB’s plan to recapitalize Spanish banks, momentum built on improving economic data in the U.S. and China, Draghi’s vow to “do whatever it takes” for the euro, the ECB’s Outright Monetary Transactions program, and expectations of the Fed easing. The Fund participated with a gain of 5.0%.

•	Ironically, the actual announcement of the third quantitative easing initiative marked the peak. The S&P lost 3.5% from September 14 through October 31, as earnings disappointed. The Fund was off only 0.6%.

Q.	What were the best performing holdings for the Fund during the period?

A.	Returns were driven by solid gains from the core hedged equity allocations. Long-biased equity and hedged credit allocations also contributed meaningfully.

Q.	What were the weakest performing holdings?

A.	Long/short commodities and managed futures funds detracted from performance, but fortunately these were modest allocations.

Q.	How was the Fund positioned as of October 31, 2012?

A.	Throughout the year we positioned the portfolio to dampen the risk of conventional asset classes while aiming for relatively stable returns via a broad mix of alternatives.

At fiscal year-end, equity-oriented funds (a diverse mix of long-biased, hedged, multi-asset and global strategies) accounted for 50% of the portfolio. Other allocations included 16% to Hedged Credit, 12% to Strategic Fixed Income, 10% to Arbitrage, and 8% to Global Macro.

We believe that volatility is likely to remain a feature of the investment landscape, as unresolved policy and political issues create uncertainty for investors. We therefore intend to maintain a diversified mix of strategies in an effort to mitigate volatility, while maintaining the potential to generate attractive risk-adjusted returns.

Note: A fund-of-funds that invest in funds using alternative or hedging strategies may be exposed to potentially dramatic changes in the value of certain of its portfolio holdings. Investments in a fund-of-funds are subject to higher costs than investing directly in the underlying funds.

Growth of a Hypothetical

$10,000 Investment—Class I

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	5.34%
Since Inception	3.94%

Inception Date 03/03/10

Average Annual Total Returns - Class I

One Year	5.56%
Since Inception	7.49%

Inception Date 04/01/09*

* The Fund commenced operations on April 1, 2009. Because the Fund invests primarily in open-end investment companies which are priced as of the close of the NYSE, performance is shown from April 2, 2009.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

The total expense ratio for the Class N and Class I Shares is 3.07% and 2.82%, respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

64

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

INVESTMENT COMPANIES – 95.40%

	Merger Arbitrage – 9.95%
384,282	Dunham Monthly Distribution Fund-N	$14,302,954
1,346,841	Touchstone Merger Arbitrage Fund	14,276,511

		28,579,465

	Hedged Credit and Strategic Fixed Income – 27.65%
956,219	BlackRock Global Long/Short Credit Fund-INS	10,088,108
677,708	Driehaus Active Income Fund	7,176,932
724,260	Driehaus Select Credit Fund	7,184,658
1,301,028	John Hancock Funds II - Strategic Income Opportunities Fund	14,415,394
2,088,579	Metropolitan West High Yield Bond Fund-I	21,721,226
1,530,609	PIMCO Income Fund	18,780,578

		79,366,896

	Global Macro – 7.51%
2,016,060	John Hancock Funds II - Global Absolute Return Strategies Fund *	21,551,679

Shares		Market Value

	Long/Short Strategies – 50.29%
948,271	BlackRock Emerging Markets Long/Short Equity Fund-IS	$9,985,288
1,261,259	FPA Crescent Fund-I	35,920,658
2,683,645	Robeco Boston Partners Long/Short Equity Fund-IS	56,168,698
377,343	Royce Global Select Fund-INV	6,414,837
2,800,567	The Weitz Funds - Partners III Opportunity Fund	35,875,263

		144,364,744

	Total Investment Companies (Cost $265,319,404)	273,862,784

Total Investments – 95.40% (Cost $265,319,404)**		273,862,784

Net Other Assets and Liabilities – 4.60%		13,198,817

Net Assets – 100.00%		$287,061,601

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $266,062,572.

Gross unrealized appreciation	$9,557,078
Gross unrealized depreciation	(1,756,866)

Net unrealized appreciation	$7,800,212

See accompanying Notes to Financial Statements.

65

Aston Funds

ASTON Dynamic Allocation Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
Bryce James

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	It has been an exceptionally challenging last 12 months for the Fund and our Dynamic Portfolio Optimization strategy. The adjective “more” comes to mind. We have witnessed more confusion, more contradictory economic statements from politicians, more market turmoil, more government interventions (in capital markets) than we can recall in nearly thirty years. Although we do not make economic forecasts nor engage in earnings estimates or similar exercises, ongoing macroeconomic confusion does manifest itself in the price action of the markets. This data is integrated into our model.

Q.	What were the best and weakest performing holdings for the Fund during the period?

A.	The past year witnessed some interesting disparities when the best, and worst exchange-traded fund (“ETF”) returns are examined in the portfolio. The best result, XLV-Healthcare, returned 22.36%. The worst performing, SKF Financial Inverse ETF, lost 26.22%. Ironically, the commonality, is that both sectors were subject to increasing government announcements and interventions.
Q.	How was the Fund positioned as of October 31, 2012?

A.	With all of the contradictory signals of short duration that we have seen the last 12 months, we continue to keep the portfolio in a relatively cautious and risk-averse posture. Our risk-centric focus does not allow for a high-risk/high-return proposition at this time. Our models recognize the historic tilt to current risks, even though it appears that many investors have already forgotten how quickly years of investment returns can be lost in a matter of months as seen in 2008.

We are acutely cognizant of our prerogative to remain objective in the assessment of capital market risk, particularly in light of current macroeconomic issues. It appears to us that most investors have not fully considered the consequences of the U.S. Federal Reserve’s zero interest rate policy. The Fed policy creates and exacerbates the funding deficits for most defined-benefit pension plans and the structured life settlements provided by insurance companies. We think this area increasingly looks like a “bubble” or a setup for a future financial disaster.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investments in ETFs are subject to higher costs than investing directly in the underlying security. There are also certain investment limitations with a fund-of-funds.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	-1.17%
Since Inception	1.40%

Inception Date 01/10/08

Average Annual Total Returns - Class I

One Year	-1.01%
Since Inception	2.87%

Inception Date 11/02/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

66

Aston Funds

ASTON Dynamic Allocation Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

EXCHANGE TRADED FUNDS – 93.27%

	Commodities – 12.80%
12,430	SPDR Gold Shares *	$2,074,070
53,612	United States Oil Fund LP *	1,703,789

		3,777,859

	Domestic Equities – 37.37%
44,075	Health Care Select Sector SPDR Fund	1,763,000
20,896	iShares Dow Jones U.S. Utilities Sector Index Fund	1,890,879
9,965	iShares Russell 2000 Growth Index Fund	922,062
13,567	iShares Russell 2000 Value Index Fund	987,949
29,444	iShares Russell Midcap Growth Index Fund	1,788,723
13,664	PowerShares QQQ Trust Series 1	887,477
5,017	SPDR S&P MidCap 400 ETF Trust	894,280
51,366	Utilities Select Sector SPDR Fund	1,893,865

		11,028,235

	Domestic Fixed Income – 6.19%
21,638	iShares Barclays 1-3 Year Treasury Bond Fund	1,826,680

	International Equities – 24.59%
38,250	iShares MSCI Australia Index Fund	940,185
65,568	iShares MSCI Canada Index Fund	1,867,377
34,362	iShares MSCI EAFE Index Fund	1,840,772
69,411	iShares MSCI Singapore Index Fund	923,166
19,154	iShares S&P Latin America 40 Index Fund	809,448
49,166	PowerShares India Portfolio	877,613

		7,258,561

Shares		Market Value

	Real Estate – 12.32%
23,401	iShares Cohen & Steers Realty Majors Index Fund	$1,797,899
28,543	Vanguard REIT	1,837,598

		3,635,497

	Total Exchange Traded Funds (Cost $27,237,623)	27,526,832

INVESTMENT COMPANY – 7.58%

2,238,013	BlackRock Liquidity Funds TempCash Portfolio	2,238,013

	Total Investment Company (Cost $2,238,013)	2,238,013

Total Investments – 100.85% (Cost $29,475,636)**		29,764,845

Net Other Assets and Liabilities – (0.85)%		(251,868)

Net Assets – 100.00%		$29,512,977

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $29,596,378.

Gross unrealized appreciation	$562,608
Gross unrealized depreciation	(394,141)

Net unrealized appreciation	$168,467

EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
LP	Limited Partnership
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor
SPDR	Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

67

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012
(formerly, the ASTON/M.D. Sass Enhanced Equity Fund)	Ronald L. Altman

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Class N Shares of the Fund returned 3.12% during the period, significantly less than the increase of 11.3% in the underlying stock holdings in the portfolio. The cost of using put options in order to provide downside protection in the event of a market break significantly reduced the portfolio’s total return, mainly because implied volatility (as represented by the Chicago Board Options Exchange Volatility Index-VIX) remained persistently low. Our strategy is to own put options when the VIX is less than 20, and to sell those options when the VIX is greater than 40. Continuing to maintain this hedge on the portfolio proved costly during the past 12 months, as the Index remained low, reducing overall returns. Although the cost of maintaining this hedge on the portfolio was substantially more than expected, we continue to think it prudent to hedge against the potential for future downside volatility given the current economic and market environment.

Q.	What were the best performing holdings for the Fund during the period?

A.	Looking at the equity-only portion of the portfolio, every sector contributed positively to the total return for this past year. The best performing sectors were Financials, Healthcare and Telecom.

Q.	What were the weakest performing holdings?

A.	Lagging sectors included Information Technology and Utilities. In addition, not owning traditional Energy and Materials companies had only a minimal impact on our overall performance versus the overall market.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The Fund’s overriding commitment is to seek out attractive stocks using a value approach with an emphasis on companies with strong cash flows and above average dividend yields. We focus on dividend yield and free cash flow as we think that over time these are much better measures of valuation than net income. We also look for companies that have consistently increased their dividends over time, believing that dividend growth is often a strong signal of a company’s belief in its own growth potential. Whereas the broader investment community typically focuses on near-term cyclical issues, we think that the longer term secular growth potential of the business is more important in achieving investment success.

This investment process has, over the past two years, led the portfolio to be overweight large-cap Healthcare companies, both from a valuation perspective and due to our perception of a disparity between cyclical concerns and secular growth opportunities. Elsewhere on a sector level, the Fund continues to maintain significant overweight positions in Utilities and Industrials, with the most notable change from a year ago a reduction in its stake in Financials. Overall, the cash flow and weighted average dividend yield of the underlying holdings in the portfolio is greater than the Fund’s benchmark, while its average price/earnings ratio (a common measure of valuation) is lower.

In addition, we continually write covered call options on most positions in the portfolio. This forces us to keep the portfolio fresh. As stocks go up in value, and exceed the strike price of the call options written, they are frequently “called away” resulting in an opportunity to reexamine the most attractive candidates available. As previously noted, considering the potential economic risks (e.g. impending tax changes, lower government spending, Europe’s fiscal problems, and slowing economic growth in China), we remain convinced that owning put options to help protect against potential downside volatility is a prudent strategy.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investing in covered call options involves the risk of a lack of liquidity and can be negatively impacted by market price fluctuations.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	3.12%
Since Inception	3.38%

Inception Date 01/15/08

Average Annual Total Returns - Class I

One Year	3.46%
Since Inception	6.20%

Inception Date 03/03/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

68

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 100.35%

	Consumer Discretionary – 12.54%
165,000	Carnival (a)	$6,250,200
105,000	Kohl’s (a)	5,594,400
145,000	Lowe’s (a)	4,695,100
500,000	Staples (a)	5,757,500

		22,297,200

	Consumer Staples – 13.90%
230,000	ConAgra Foods (a)	6,403,200
90,000	General Mills (a)	3,607,200
87,100	Procter & Gamble (a)	6,030,804
90,000	Sysco (a)	2,796,300
167,000	Walgreen (a)	5,883,410

		24,720,914

	Financials – 7.43%
240,000	Bank of America (a)	2,236,800
176,000	MetLife (a)	6,246,240
50,000	SunTrust Banks (a)	1,360,000
100,000	Wells Fargo (a)	3,369,000

		13,212,040

	Healthcare – 11.56%
73,400	Becton Dickinson (a)	5,554,912
80,000	Johnson & Johnson (a)	5,665,600
140,000	Medtronic (a)	5,821,200
30,000	Stryker (a)	1,578,000
30,000	Zimmer Holdings (a)	1,926,300

		20,546,012

Shares		Market Value

	Industrials – 16.38%
136,000	Eaton (a)	$6,421,920
113,000	Emerson Electric (a)	5,472,590
160,000	General Electric (a)	3,369,600
25,000	Lockheed Martin (a)	2,341,750
99,900	Raytheon (a)	5,650,344
75,000	United Technologies (a)	5,862,000

		29,118,204

	Information Technology – 22.70%
500,000	Applied Materials (a)	5,300,000
340,000	Cisco Systems (a)	5,827,600
490,000	Corning (a)	5,757,500
130,000	Harris (a)	5,951,400
260,000	Intel (a)	5,622,500
195,000	Microsoft (a)	5,564,325
725,000	Nokia OYJ, SP ADR (Finland) (a)	1,935,750
685,000	Xerox (a)	4,411,400

		40,370,475

	Utilities – 15.84%
80,000	Entergy (a)	5,806,400
174,000	Exelon (a)	6,225,720
130,000	FirstEnergy (a)	5,943,600
155,000	PPL (a)	4,584,900
175,000	Public Service Enterprise Group (a)	5,607,000

		28,167,620

	Total Common Stocks (Cost $184,135,432)	178,432,465

Number of Contracts

PURCHASED OPTIONS – 0.84%

	SPDR S&P 500 ETF Trust
1,300	Strike @ $121 Exp 11/17/12	5,200
2,100	Strike @ $122 Exp 11/17/12	8,400
2,100	Strike @ $123 Exp 11/17/12	10,500
1,600	Strike @ $124 Exp 11/17/12	9,600
2,000	Strike @ $125 Exp 11/17/12	16,000
1,500	Strike @ $126 Exp 11/17/12	15,000
1,500	Strike @ $127 Exp 11/17/12	16,500
1,000	Strike @ $130 Exp 11/17/12	16,000
1,000	Strike @ $132 Exp 11/17/12	28,000
1,000	Strike @ $131 Exp 11/17/12	22,000
1,000	Strike @ $121 Exp 12/22/12	34,000
1,500	Strike @ $122 Exp 12/22/12	57,000
2,000	Strike @ $123 Exp 12/22/12	82,000
2,000	Strike @ $124 Exp 12/22/12	94,000
2,000	Strike @ $125 Exp 12/22/12	104,000
1,500	Strike @ $128 Exp 12/22/12	118,500
1,500	Strike @ $129 Exp 12/22/12	120,000
2,000	Strike @ $129 Exp 12/31/12	200,000
2,000	Strike @ $130 Exp 12/31/12	212,000
2,000	Strike @ $131 Exp 12/31/12	254,000

See accompanying Notes to Financial Statements.

69

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	October 31, 2012

Schedule of Investments – continued

Number of Contracts		Market Value
500	Strike @ $128 Exp 01/19/13	$62,000

	Total Purchased Options (Cost $2,273,051)	1,484,700

Total Investments – 101.19% (Cost $186,408,483)**		179,917,165

Net Other Assets and Liabilities – (1.19)%		(2,107,845)

Net Assets – 100.00%		$177,809,320

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $186,675,910.

Gross unrealized appreciation	$7,841,971
Gross unrealized depreciation	(14,600,716)

Net unrealized depreciation	$(6,758,745)

(a)	These securities are pledged as collateral for call options written.

ETF	Exchange-Traded Fund
S&P	Standard & Poor
SP ADR	Sponsored American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

Transactions in written call options for the year ended October 31, 2012 were as follows:

Contracts	Number of Contracts	Premium
Outstanding, October 31, 2011	37,160	$3,231,770
Call Options Written	151,796	10,765,338
Call Options Closed or Expired	(118,310)	(8,797,416)
Call Options Exercised	(14,320)	(1,259,996)

Outstanding, October 31, 2012	56,326	$3,939,696

Premiums received and value of written call equity options outstanding as of October 31, 2012.

Number of Contracts	Description	Premium Received	Market Value
	Applied Materials
2,566	Strike @ $13 Exp 04/13	$ 122,156	$ 17,962

	Bank of America
1,800	Strike @ $9 Exp 02/13	61,152	156,600
600	Strike @ $10 Exp 05/13	23,382	42,000

	Becton Dickinson
734	Strike @ $80 Exp 03/13	114,124	69,730

	Carnival
210	Strike @ $35 Exp 01/13	25,408	73,500
150	Strike @ $37 Exp 01/13	14,296	32,250
262	Strike @ $37 Exp 04/13	38,767	77,290
1,028	Strike @ $38 Exp 04/13	126,538	254,430

	Cisco Systems
800	Strike @ $18 Exp 11/12	25,576	24,000
2,600	Strike @ $20 Exp 04/13	103,522	88,400

Number of Contracts	Description	Premium Received	Market Value
	ConAgra Foods
300	Strike @ $27 Exp 12/12	$ 14,692	$ 42,000
340	Strike @ $27 Exp 01/13	10,771	49,300
500	Strike @ $26 Exp 03/13	36,985	125,000
1,160	Strike @ $27 Exp 03/13	42,565	179,800

	Corning
3,000	Strike @ $14 Exp 02/13	87,010	45,000

	Eaton
686	Strike @ $46 Exp 01/13	74,069	178,360
374	Strike @ $48 Exp 04/13	78,733	97,240
300	Strike @ $50 Exp 04/13	51,534	60,000

	Emerson Electric
230	Strike @ $48 Exp 01/13	30,583	41,630
900	Strike @ $50 Exp 01/13	73,206	94,500

	Entergy
690	Strike @ $70 Exp 01/13	67,958	208,725
110	Strike @ $72.5 Exp 03/13	11,939	20,900

	Exelon
240	Strike @ $40 Exp 04/13	8,160	3,600

	FirstEnergy
200	Strike @ $46 Exp 01/13	11,800	15,000
200	Strike @ $47 Exp 01/13	8,800	8,200
600	Strike @ $47 Exp 04/13	45,899	51,000
300	Strike @ $48 Exp 04/13	16,200	18,000

	General Electric
450	Strike @ $22 Exp 12/12	15,739	12,600
1,150	Strike @ $22 Exp 03/13	75,991	66,700

	General Mills
400	Strike @ $41 Exp 04/13	32,378	30,000
400	Strike @ $42 Exp 04/13	19,766	15,200

	Harris
347	Strike @ $45 Exp 11/12	42,451	55,520
953	Strike @ $45 Exp 02/13	230,255	324,020

	Intel
400	Strike @ $27 Exp 04/13	11,988	3,800

	Johnson & Johnson
400	Strike @ $67.5 Exp 01/13	46,029	148,000
160	Strike @ $70 Exp 01/13	18,875	27,360
240	Strike @ $70 Exp 04/13	29,152	54,000

	Kohls
880	Strike @ $52.5 Exp 01/13	137,215	250,800
170	Strike @ $55 Exp 04/13	47,303	42,500

	Lockheed Martin
250	Strike @ $90 Exp 12/12	45,243	112,500

	Lowes
200	Strike @ $29 Exp 01/13	10,400	78,000
500	Strike @ $30 Exp 01/13	19,200	157,500
300	Strike @ $28 Exp 04/13	38,900	156,000
300	Strike @ $29 Exp 04/13	37,136	132,000
150	Strike @ $30 Exp 04/13	16,500	51,000

See accompanying Notes to Financial Statements.

70

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund	October 31, 2012

Schedule of Investments – continued

Number of Contracts	Description	Premium Received	Market Value
	Medtronic
200	Strike @ $41 Exp 11/12	$ 24,045	$ 22,400
50	Strike @ $40 Exp 01/13	5,648	12,650
250	Strike @ $41 Exp 01/13	27,193	47,250
850	Strike @ $42 Exp 01/13	104,977	123,250
50	Strike @ $40 Exp 02/13	6,899	14,025

	MetLife
50	Strike @ $35 Exp 12/12	6,299	7,400
410	Strike @ $35 Exp 01/13	44,378	73,390
100	Strike @ $35 Exp 03/13	10,297	24,000
1,100	Strike @ $38 Exp 03/13	148,317	137,500
50	Strike @ $40 Exp 03/13	5,051	3,850
50	Strike @ $39 Exp 06/13	7,248	7,900

	Microsoft
999	Strike @ $33 Exp 04/13	73,316	33,966
300	Strike @ $31 Exp 07/13	27,599	32,400
651	Strike @ $32 Exp 07/13	46,069	56,637

	Nokia OYJ, SP ADR (Finland)
750	Strike @ $10 Exp 01/13	7,481	375
3,040	Strike @ $7.5 Exp 01/13	43,490	1,520
2,250	Strike @ $5 Exp 04/13	47,881	15,750

	PPL
896	Strike @ $29 Exp 01/13	48,664	80,640
654	Strike @ $30 Exp 01/13	25,216	22,890

	Procter & Gamble
671	Strike @ $65 Exp 01/13	106,496	322,080
200	Strike @ $67.5 Exp 01/13	27,294	56,800

	Public Service Enterprise
400	Strike @ $35 Exp 12/12	12,488	1,000
450	Strike @ $35 Exp 03/13	28,037	6,750

	Raytheon
50	Strike @ $55 Exp 11/12	5,149	9,450
700	Strike @ $60 Exp 02/13	60,347	51,100
249	Strike @ $57.5 Exp 05/13	41,077	57,146

	Staples
160	Strike @ $13 Exp 12/12	3,040	3,200
100	Strike @ $13 Exp 03/13	4,897	4,500
2,000	Strike @ $14 Exp 03/13	37,999	50,000
1,450	Strike @ $15 Exp 03/13	49,299	18,125
325	Strike @ $16 Exp 03/13	11,050	1,625

	Stryker
150	Strike @ $55 Exp 03/13	28,199	22,500
150	Strike @ $57.5 Exp 03/13	14,700	12,000

	Suntrust
500	Strike @ $27 Exp 01/13	51,487	79,500

	Sysco
500	Strike @ $31 Exp 01/13	34,485	42,500
300	Strike @ $30 Exp 02/13	17,841	49,500
100	Strike @ $32 Exp 02/13	4,897	5,500

	United Technologies
680	Strike @ $82.5 Exp 02/13	91,246	105,400
70	Strike @ $82.5 Exp 05/13	15,678	18,900

Number of Contracts	Description	Premium Received	Market Value
	Walgreen
320	Strike @ $33 Exp 01/13	$ 30,071	$ 85,440
50	Strike @ $35 Exp 01/13	4,999	6,650
1,150	Strike @ $36 Exp 01/13	48,212	96,600
150	Strike @ $36 Exp 04/13	28,471	21,900

	Wells Fargo
1,000	Strike @ $36 Exp 04/13	151,967	115,000

	Xerox
945	Strike @ $9 Exp 01/13	26,331	2,835
1,976	Strike @ $9 Exp 04/13	41,134	7,904

	Zimmer Holdings
100	Strike @ $65 Exp 12/12	17,797	16,500
100	Strike @ $65 Exp 03/13	24,797	30,000
100	Strike @ $70 Exp 03/13	9,797	11,200

	Total Written Call Options	$3,939,696	$5,821,315

See accompanying Notes to Financial Statements.

71

Aston Funds

ASTON/River Road Long-Short Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

Daniel Johnson, CFA & Matthew Moran, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	In the last 12 months, the Russell 3000 Index has returned 14.75%. The Fund returned 8.17%, capturing 69% of the market’s return with only 53% net exposure to the market over the same time period. The results were achieved due to strong stock selection. The long book returned 21.95% (outperforming the benchmark by 720 bps) and the individual short book returned 7.14% (outperforming the benchmark by 760 bps).

Q.	What were the best performing holdings for the Fund during the period?

A.	The holdings with the largest positive contribution to total return during the period were Madison Square Garden Co. and SEI Investments Co. Madison Square Garden is an entertainment company that owns the Garden, the New York Knicks, the New York Rangers, and a percentage of the air rights above the Garden. The company benefits from a long-term contract with Cablevision to broadcast everything that comes out of the Garden. The completion of the Garden’s transformation has removed an overhang and prompted rising ticket prices. SEI Investments provides middle and back office functions to financial institutions. The company benefits from long-term contracts and switching costs. Margins have been under pressure due to a rollout of their Global Wealth Platform, which will improve with time. The company maintains a rock solid balance sheet with net cash, a sizeable stake in quantitative value manager LSV Asset Management, and has reduced the share count aggressively over the past decade.

Q.	What were the weakest performing holdings?

A.	The two holdings with the largest negative contribution to the Fund’s total return were a short position in AOL Inc. and a long position in Cloud Peak Energy Inc. AOL is a dial-up internet service provider that suffers from a dramatically declining customer base. Some questionable capital allocation decisions were overwhelmed by the sale of patents to Microsoft. We underestimated the value of the patents, but closed the position at our pre-established Stop-Loss. Cloud Peak Energy is the third largest coal producer in the Powder River Basin. The company was spun-out of Rio Tinto and is the only pure-play Powder River Basin producer. The PRB is the largest energy source in the world. The stock was eliminated due to our unrealized loss discipline.

Q.	How was the Fund positioned as of October 31, 2012?

The Fund was closer to the lower end of its normal net market exposure range (50-70%) at 53% at the end of October. The market rally had made it challenging to find compelling longs. We remain prepared to take advantage of attractive purchase opportunities should volatility return to the market.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Short sales may involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than which it was previously sold short. A loss incurred on a short sale results from increases in the value of the security, thus losses on a short sale are theoretically unlimited. Value investing often involves buying the stocks of companies that are currently out-of-favor that may decline further. Investing in exchange-traded and closed-end funds subjects the Fund to the additional risk that shares of the underlying fund may trade at a premium or discount to their net asset value.

RETURN FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	8.17%
Since Inception	4.82%

Inception Date 05/04/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

72

Aston Funds

ASTON/River Road Long-Short Fund	October 31, 2012

Schedule of Investments

The chart represents total investments in the Fund. Exchange-Traded Funds and Telecommunication Services are negative 2.52% and 1.07%, respectively, and cannot be represented in the pie chart format.

Shares		Market Value

COMMON STOCKS – 72.99%

	Consumer Discretionary – 13.30%
6,288	Big Lots *	$183,169
3,284	General Motors * (a)	83,742
5,283	Guess? (a)	130,913
2,428	Kohl’s (a)	129,364
3,245	Madison Square Garden, Class A * (a)	133,564
11,946	Thomson Reuters (a)	337,594

		998,346

	Consumer Staples – 6.24%
6,461	Harris Teeter Supermarkets	241,964
5,248	Molson Coors Brewing, Class B (a)	226,399

		468,363

	Energy – 7.76%
3,156	Devon Energy (a)	183,711
2,410	Occidental Petroleum (a)	190,294
3,930	Williams Partners LP	208,211

		582,216

	Financials – 11.46%
1,268	Berkshire Hathaway, Class B * (a)	109,492
1,058	BlackRock	200,681
2,878	CME Group (a)	160,966
4,894	Loews (a)	206,918
6,775	MSCI * (a)	182,518

		860,575

	Healthcare – 3.17%
3,142	Becton, Dickinson (a)	237,787

Shares		Market Value

	Industrials – 14.29%
10,202	ABM Industries	$193,838
6,238	ADT *	258,939
5,506	Expeditors International of Washington (a)	201,575
2,812	General Dynamics	191,441
9,516	Heartland Express	132,748
1,536	Norfolk Southern	94,234

		1,072,775

	Information Technology – 14.42%
2,422	DST Systems (a)	138,151
4,824	Global Payments (a)	206,226
8,986	Microsoft (a)	256,416
4,591	Oracle (a)	142,550
17,661	Western Union (a)	224,295
6,847	Yahoo! *	115,098

		1,082,736

	Utilities – 2.35%
3,343	National Fuel Gas (a)	176,176

	Total Common Stocks (Cost $5,404,356)	5,478,974

INVESTMENT COMPANY – 28.40%

2,132,110	BlackRock Liquidity Funds TempCash Portfolio	2,132,110

	Total Investment Company (Cost $2,132,110)	2,132,110

Total Investments – 101.39% (Cost $7,536,466)***		7,611,084

$1,127,727 in cash and $2,817,979 in securities was segregated or on deposit with a prime broker to cover short sales as of October 31, 2012 and are included in “Net Other Assets and Liabilities”.

SHORT SALES – (19.43)%

	Consumer Discretionary – (8.58)%
(1,903)	American Axle & Manufacturing Holdings **	(20,686)
(489)	Bed Bath & Beyond **	(28,206)
(320)	Charter Communications, Class A **	(24,771)
(632)	Children’s Place Retail Stores **	(36,928)
(717)	DineEquity **	(44,956)
(845)	Finish Line , Class A	(17,580)
(1,595)	GameStop, Class A	(36,414)
(830)	Garmin (Switzerland)	(31,532)
(4,770)	Goodyear Tire & Rubber **	(54,426)
(805)	Hanesbrands **	(26,943)
(3,129)	Leggett & Platt	(83,012)
(662)	Life Time Fitness **	(29,717)
(1,390)	Mattress Firm Holding **	(44,494)
(1,716)	Monro Muffler Brake	(58,207)
(4,786)	Saks **	(49,200)
(1,956)	Sonic **	(19,501)
(989)	Thor Industries	(37,612)

		(644,185)

See accompanying Notes to Financial Statements.

73

Aston Funds

ASTON/River Road Long-Short Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

	Consumer Staples – (1.26)%
(1,626)	ConAgra Foods	$(45,268)
(2,396)	Smithfield Foods **	(49,046)

		(94,314)

	Exchange-Traded Funds – (2.52)%
(5,582)	United States Natural Gas Fund LP **	(121,409)
(2,127)	United States Oil Fund LP **	(67,596)

		(189,005)

	Financials – (1.43)%
(1,752)	Cincinnati Financial	(69,800)
(920)	Mercury General	(37,288)

		(107,088)

	Healthcare – (0.58)%
(1,107)	Emeritus **	(24,852)
(888)	Insulet **	(18,834)

		(43,686)

	Industrials – (3.05)%
(3,818)	Albany International, Class A	(83,881)
(883)	Deluxe	(27,823)
(983)	Granite Construction	(29,696)
(1,245)	Mobile Mini **	(21,688)
(1,872)	RR Donnelley & Sons	(18,757)
(1,539)	Simpson Manufacturing	(46,878)

		(228,723)

	Information Technology – (0.52)%
(1,782)	RealPage **	(38,901)

	Telecommunication Services – (1.07)%
(2,105)	CenturyLink	(80,790)

	Utilities – (0.42)%
(514)	DTE Energy	(31,919)

Total Short Sales – (19.43)% (Proceeds $1,426,545)		(1,458,611)

Net Other Assets and Liabilities – 18.04%		1,353,914

Net Assets – 100.00%		$7,506,387

*	Non-income producing security.
**	No dividend payable on security sold short.
***	Aggregate cost for Federal income tax purposes is $7,579,024.

Gross unrealized appreciation	$210,892
Gross unrealized depreciation	(178,832)

Net unrealized appreciation	$32,060

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

LP	Limited Partnership
MSCI	Morgan Stanley Capital International

See accompanying Notes to Financial Statements.

74

Aston Funds

ASTON/Barings International Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

David Bertocchi, CFA

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	For the year ended October 31, 2012, Class N Shares of the Fund returned 4.28% in US dollar terms versus the MSCI EAFE index, which returned 4.61%. The main sources of underperformance were our regional and sector allocation strategies. From a regional perspective, our overweight position in Emerging Markets was a drag on relative portfolio performance, although our underweight position in continental Europe partially alleviated this. From a sector perspective, our overweight positions in Information Technology and Energy, and our underweight position in Consumer Staples, were a drag on relative performance, although our overweight position in Healthcare and our underweight position in Utilities alleviated some of the negative impact. Overall, our stock selection produced positive results, particularly in continental Europe and Japan.

Q.	What were the best performing holdings for the Fund during the period?

A.	The largest positive impact on relative portfolio performance from an individual holding came from Sysmex, a Japanese-listed healthcare equipment manufacturer and service provider. The shares were trading at a discount to our determination of intrinsic value when we purchased the shares for the Fund. Since then, the shares have performed well due to strong operational delivery from the company. In addition, our holding in Japanese company Jupiter Telecom had a strong positive impact on portfolio performance. The company was recently the subject of a bid at a substantial premium to the undisturbed share price prior to the bid. Finally, our holding in Prudential Plc had a strongly positive impact on relative portfolio performance. The company is a UK-listed life insurer with a strongly growing Asian franchise. Continued growth of its business in Asia positively impacted its share price.
Q.	What were the weakest performing holdings?

A.	The largest negative impact on relative portfolio performance from an individual holding came from Niko Resources, a Canadian-listed emerging markets oil and gas exploration and production company. As well as drilling a number of dry wells as part of its exploration program, the company also wrote down reserves on its offshore D6 development after the company and its partner, Reliance, could not agree on adequate commercial terms with the Indian government. We see significant upside potential if the company is able to find commercial reserves as part of its drilling program, particularly in offshore Indonesia. Our holding in CentaminPlc, a UK-listed gold miner with most of its production coming from the Sukari mine in Egypt had a negative impact on portfolio performance, particularly towards the very end of the year. At this time, the company announced that an individual had filed a lawsuit against the Egyptian authorities, challenging the process by which Centamin had obtained its Sukari concession.

Q.	How was the Fund positioned as of October 31, 2012?

A.	The ongoing woes of the European economy lead us to an underweight position in continental Europe. This is manifested mostly through a significant underweight in European banks; we hold no euro-zone banks. In addition, we are heavily underweight Australia. We have concerns that the economic slowdown in China will have a substantially negative impact on the Australian economy. In addition, we have concerns that housing prices may see a substantial fall. These two underweight positions fund an overweight position in Emerging Markets, where we find an attractive risk-return trade-off in a number of names, particularly given the asset class’ superior growth prospects. At a sector level, we remain underweight Consumer Staples, where although we like the companies in the sector, we find the valuation levels too expensive to warrant profitable investment. We remain overweight the Information Technology sector, where we have a number of interesting individual stock ideas.

Growth of a Hypothetical

$10,000 Investment—Class I

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Investments made in securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets.

Emerging market securities may be subject to additional risks such as price volatility, currency fluctuation, financial reporting requirements as well as political and economic instability.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	4.28%
Since Inception	4.20%

Inception Date 03/03/10

Average Annual Total Returns - Class I

One Year	4.72%
Since Inception	-6.05%

Inception Date 11/02/07

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

75

Aston Funds

ASTON/Barings International Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 97.17%

	Australia – 1.46%
33,104	Newcrest Mining	$908,234

	Belgium – 1.81%
13,434	Anheuser-Busch InBev	1,123,273

	China – 1.27%
7,400	Baidu, SP ADR *	788,988

	Denmark – 1.33%
5,123	Novo Nordisk, Class B	825,594

	France – 6.28%
12,509	Sanofi	1,099,596
12,161	Scor Se	324,548
35,512	SES	982,711
64,173	Suez Environnement	681,472
16,159	Total	813,060

		3,901,387

	Germany – 8.24%
10,788	Bayer	939,503
18,365	Deutsche Boerse	994,041
9,386	Fresenius	1,070,572
7,163	Muenchener Rueckversicherungs-Gesellschaft	1,151,249
13,140	SAP	957,160

		5,112,525

	Hong Kong – 1.01%
45,000	Sun Hung Kai Properties	626,512

	India – 0.39%
19,209	Niko Resources	244,644

Shares		Market Value

	Israel – 2.84%
83,586	Israel Chemicals	$1,045,995
17,781	Teva Pharmaceutical Industries, SP ADR	718,708

		1,764,703

	Japan – 20.39%
10,300	Daito Trust Construction	1,039,935
14,600	East Japan Railway	1,002,230
4,400	FANUC	700,539
72,000	Hitachi Metals	673,732
26,900	Honda Motor	805,349
61,000	Isuzu Motors	322,460
738	Jupiter Telecommunications	1,003,044
2,990	KEYENCE	793,288
14,500	Komatsu	303,695
10,500	Kyocera	922,022
46,300	Mitsubishi	826,475
72,000	Mitsubishi Electric	537,542
10,500	Nidec	747,088
83,700	Rakuten	752,807
10,500	Sysmex	493,893
37,800	Tokio Marine Holdings	1,000,519
16,400	Tokyo Electron	736,490

		12,661,108

	Mexico – 3.50%
40,591	America Movil, Class L, ADR	1,026,546
36,925	Fresnillo	1,143,497

		2,170,043

	Netherlands – 3.40%
9,116	ASML Holding	501,574
12,619	Fugro	853,130
22,009	Royal Dutch Shell	754,677

		2,109,381

	Norway – 1.01%
28,583	Subsea 7	627,179

	Papua New Guinea – 1.29%
103,595	Oil Search	800,078

	Russia – 1.09%
73,963	Gazprom, SP ADR	676,022

	Singapore – 3.07%
86,000	DBS Group Holdings	979,997
105,700	Keppel	923,727

		1,903,724

	South Korea – 3.47%
60,673	KT, SP ADR	1,028,407
936	Samsung Electronics	1,124,299

		2,152,706

See accompanying Notes to Financial Statements.

76

Aston Funds

ASTON/Barings International Fund	October 31, 2012

Schedule of Investments – continued

Shares		Market Value

	Sweden – 2.90%
62,828	Elekta AB, B Shares	$895,121
137,120	TeliaSonera	902,777

		1,797,898

	Switzerland – 8.16%
29,721	Julius Baer Group	1,030,805
4,321	Roche Holding	830,979
2,549	Syngenta	995,733
78,583	UBS	1,177,943
4,190	Zurich Financial Services	1,032,540

		5,068,000

	United Kingdom – 24.26%
50,639	Admiral Group	905,450
37,899	BG Group	701,811
18,592	British American Tobacco	920,944
66,323	Cairn Energy PLC	300,004
445,208	Centamin *	416,707
28,520	Experian	492,462
41,050	GlaxoSmithKline	918,486
154,154	ICAP	808,744
26,795	Imperial Tobacco Group	1,011,834
86,002	Prudential	1,177,606
9,208	Randgold Resources	1,099,604
216,390	Resolution	762,308
57,474	Rolls-Royce Holdings	792,543
4,368,024	Rolls-Royce Holdings, C Shares * (a) (b)	7,049
26,758	SABMiller	1,146,241
29,188	Shire	820,996
35,287	Standard Chartered	833,387
31,265	Tullow Oil	708,378
95,917	WPP	1,237,524

		15,062,078

	Total Common Stocks (Cost $59,216,083)	60,324,077

INVESTMENT COMPANY – 2.66%

1,653,984	BlackRock Liquidity Funds TempCash Portfolio	1,653,984

	Total Investment Company (Cost $1,653,984)	1,653,984

Total Investments – 99.83% (Cost $60,870,067)**		61,978,061

Net Other Assets and Liabilities – 0.17%		105,595

Net Assets – 100.00%		$62,083,656

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $61,184,602.

Gross unrealized appreciation	$5,930,199
Gross unrealized depreciation	(5,136,740)

Net unrealized appreciation	$793,459

(a)	Security with a total aggregate market value of $7,049 or 0.01% of the net assets, was valued under the fair value procedures established by the Funds’ Board of Trustees.
(b)	This security has been determined by the Subadviser to be an illiquid security. At October 31, 2012, this security amounted to $7,049 or 0.01% of net assets.

ADR	American Depositary Receipt
SP ADR	Sponsored American Depositary Receipt

See accompanying Notes to Financial Statements.

77

Aston Funds

ASTON/Harrison Street Real Estate Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

James Kammert, CFA & Reagan Pratt

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	Stock selection and an underweight position in mostly underperforming large-cap real estate investment trusts (REITs) aided relative performance during the period, while strong stock selection across the mid- and small-cap portions of the real estate sector also generated positive performance. A “risk-on” market environment for much of the past 12 months favored more growth-oriented mid- and small-cap REITs. Broad investor demand for higher yields also favored the securities at the smaller end of the sector relative to the perceived “safety” of large-caps.

Q.	What were the best performing holdings for the Fund during the period?

A.	Positions in small-cap Sabra Health Care, an owner of assisted living facilities and nursing homes, and STAG Industrial, a middle market focused industrial/warehouse landlord each delivered total returns that were multiples of the Fund’s benchmark index. Both were highly acquisitive in their respective sectors and offered investors appealing discounted valuations relative to their peers, complemented by higher dividend yields. At the other end of the spectrum, a consistent overweight position in national mall owner Simon Properties Group, the largest REIT in the industry, outdistanced the benchmark given its sequential dividend growth and strong operating results. A timely position in large-cap, international industrial owner Prologis also boosted results as it was held in the portfolio during a span when it bounced from a discount cash flow multiple to fair value, leading us to sell the position. Mid-cap mall owner CBL & Associates continued to close the relative valuation gap with its larger cap peers and contributed positively to portfolio performance.

Q.	What were the weakest performing holdings?

A.	After an extended, multi-year span of outperformance, shares of the data center landlords DuPont Fabros Technology and Digital Realty Trust rolled over during the late summer and early fall of 2012, crimping performance. Although operating results continued to come in as expected for both, investor concerns relating to prospective rental rates/pricing power and data center space demand in the face of continued sluggish corporate capital spending/decision-making pressured the shares heavily. Despite sound, sustained operating metrics national apartment owner/developer UDR lagged its apartment peers and the benchmark.

Q.	How was the Fund positioned as of October 31, 2012?

A.	Despite the underperformance of large-cap REITs, we continue to think that relative valuation among mid- and small-cap companies remains more attractive as a whole. The valuation discrepancies among market-capitalizations tend to be more enduring and take longer to play out over time. Thus, at present, the portfolio remains tilted toward mid- and small-cap allocations (70% of assets) and underweight (30%) large-cap names. Meanwhile, we think our disciplined, bottom-up valuation screens allow us to identify relative value across the capitalization spectrum and tilt the portfolio toward stocks exhibiting visible external growth opportunities (acquisitions and largely pre-lease development) and stabilizing internal metrics (occupancy and rental rates) which should collectively translate to higher overall cash flow and dividend growth.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

Real estate funds may be subject to a higher degree of market risk than diversified funds because of the concentration in a specific industry or geographical sector. Risks also include declines in the value of real estate, general and economic conditions, changes in the value of underlying property and defaults by borrowers.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	17.85%
Five Year	0.95%
Ten Year	11.50%
Since Inception	8.65%

Inception Date 12/30/97

Average Annual Total Returns - Class I

One Year	18.16%
Five Year	1.19%
Since Inception	5.12%

Inception Date 09/20/05

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

The total expense ratio for the Class N and Class I Shares is 1.69% and 1.44% respectively, as disclosed in the prospectus dated March 1, 2012. The performance quoted would have been lower if waivers had not been in effect. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

78

Aston Funds

ASTON/Harrison Street Real Estate Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 99.15%

	Diversified – 21.91%
12,200	American Tower	$918,539
5,700	Digital Realty Trust	350,151
5,700	Dundee Real Estate Investment Trust (Canada)	209,166
13,300	Dupont Fabros Technology	285,418
4,500	Entertainment Properties Trust	200,025
7,100	Rayonier	347,971

		2,311,270

	Healthcare – 14.37%
14,500	Health Care, REIT	861,735
27,500	Medical Properties Trust	315,700
15,220	Sabra Health Care	338,188

		1,515,623

	Hotels – 5.74%
11,100	LaSalle Hotel Properties	265,734
13,600	Orient-Express Hotels, Class A (Bermuda)*	159,528
10,100	RLJ Lodging Trust	179,982

		605,244

	Industrial – 4.02%
19,500	CubeSmart	255,840
9,700	STAG Industrial	168,004

		423,844

	Office Properties – 14.51%
4,500	Alexandria Real Estate Equities	316,935
20,300	BioMed Realty Trust	388,136
10,200	Corporate Office Properties Trust	254,490
7,575	SL Green Realty	570,398

		1,529,959

Shares		Market Value

	Residential – 14.80%
13,400	Apartment Investment & Management, Class A	$357,646
5,100	Camden Property Trust	334,713
2,200	Essex Property Trust	330,000
3,900	Mid-America Apartment Communities	252,369
11,800	UDR	286,386

		1,561,114

	Retail – 23.80%
10,200	CBL & Associates Properties	228,174
2,700	Federal Realty Investment Trust	291,141
17,000	General Growth Properties	334,220
19,700	Inland Real Estate	160,949
19,700	Kimco Realty	384,544
7,300	Simon Property Group	1,111,133

		2,510,161

	Total Common Stocks (Cost $9,877,857)	10,457,215

INVESTMENT COMPANY – 1.74%

183,700	BlackRock Liquidity Funds TempCash Portfolio	183,700

	Total Investment Company (Cost $183,700)	183,700

Total Investments – 100.89% (Cost $10,061,557)**		10,640,915

Net Other Assets and Liabilities – (0.89)%		(94,311)

Net Assets – 100.00%		$10,546,604

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $10,193,571.

Gross unrealized appreciation	$735,832
Gross unrealized depreciation	(288,488)

Net unrealized appreciation	$447,344

REIT	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

79

Aston Funds

ASTON/Montag & Caldwell Balanced Fund

Portfolio Manager Commentary (unaudited)	October 31, 2012

Ronald E. Canakaris, CFA, CIC

Q.	What were the most significant market factors affecting Fund performance and returns relative to the benchmark during the past 12 months?

A.	The Fund’s Class N Shares generated a solid gain of 8.03% during the past year. The equity returns modestly trailed the Russell 1000 Growth Index and the S&P 500. The Fund benefited from good stock selection in the Information Technology, Materials and Industrials sectors, as well as the underweight position to the Energy sector. This was offset by negative stock selection in the Energy and Consumer Discretionary sectors, the Fund’s cash reserve and an underweight position in Information Technology relative to the Russell 1000 Growth Index. The fixed income returns lagged the Barclays U.S. Government Credit Index, as interest rates defied expectations and fell during the period. The Fund has continued to maintain a duration that is shorter than the benchmark, as low yield levels do not offer a compelling risk/reward tradeoff. The Fund owns corporate bonds rated A or higher, while the Index has a weighting of approximately 13% in BBB bonds, which significantly outperformed during the period.

Q.	What were the best performing holdings for the Fund during the period?

A.	Visa was the Fund’s top performing stock for the 12-month period as the company continues to enjoy strong revenue and earnings growth despite the increased regulatory environment. While Apple was the Fund’s second best performing stock on an absolute basis, the Fund’s weighting in the stock is less than the Russell 1000 Growth Index and thus the underweight position detracted from relative performance. TJX had another year of strong gains as the company continues to benefit from consumers’ focus on value in the weak economic environment. The Fund established a position in Amazon and the stock performed very well during the period, triggering a sale as the stock appreciated to a 20% premium to our estimated present value. eBay was purchased during the period and rose as the company continues to benefit from growth in online commerce and it has become a leader in online payments with its PayPal division.

Q.	What were the weakest performing holdings?

A.	We initiated a position in Juniper Networks during the period after the stock had been weak, but it declined further subsequent to our purchase. Juniper is well positioned to benefit from the company’s five new product launches and a return to normal carrier spending patterns in 2013. Occidental Petroleum was weak, as the company has experienced rising costs, which tempered investors’ enthusiasm for the company’s above industry production growth. A position was established in Starbuck’s during the period, but the stock declined after the purchase, as revenues were less than expected over the summer due to the weak economic environment. The company has domestic and international growth opportunities and is benefiting from declining commodity costs. JP Morgan declined during the period and was eliminated as financial stocks continued to suffer multiple compression.

Q.	How was the Fund positioned as of October 31, 2012?

A.	While central bank actions are supportive of share prices, the market may have gotten ahead of its fundamentals, and it would not be surprising if the period ahead is more challenging. Corporate profit expectations seem too high with global growth slowing and profit margins near record levels and it is uncertain if the fiscal cliff will be dealt with effectively after the election. We believe the outlook for the higher quality growth stocks held in the Fund is very promising. The shares of these companies are reasonably valued, and their earnings growth is more assured due to their financial strength and global diversification. The bond portion of the Fund continues to have a duration that is shorter than the benchmark and is overweight high quality intermediate corporate bonds.

Growth of a Hypothetical

$10,000 Investment—Class N

All dividends and capital gains are reinvested. Indexes are unmanaged and do not take into account fees, expenses or other costs.

Returns shown in the chart and table do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of the Fund shares.

The Fund is subject to interest rate risk associated with the underlying bond holdings in the portfolio. The value of the Fund can decline as interest rates rise and an investor can lose principal.

RETURNS FOR PERIOD ENDED 10/31/12

Average Annual Total Returns - Class N

One Year	8.03%
Five Year	2.78%
Ten Year	5.24%
Since Inception	7.45%

Inception Date 11/02/94

Average Annual Total Returns - Class I

One Year	8.14%
Five Year	2.94%
Ten Year	5.45%
Since Inception	3.47%

Inception Date 12/31/98

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, upon redemption, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please visit our website at www.astonfunds.com.

The performance quoted would have been lower if fee waivers and/or expense reimbursements had not been in effect.

The total expense ratio for the N class and I class is 1.61% and 1.36% respectively, as disclosed in the prospectus dated March 1, 2012. Please refer to the Financial Highlights section in this report for more 2012 fiscal year-end related information.

80

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	October 31, 2012

Schedule of Investments

Shares		Market Value

COMMON STOCKS – 54.69%

	Consumer Discretionary – 5.92%
6,600	Bed Bath & Beyond *	$380,688
3,900	Las Vegas Sands	181,116
3,500	McDonald’s	303,800
2,650	NIKE, Class B	242,157
4,050	Omnicom Group	194,036
9,100	Starbucks	417,690
6,250	TJX	260,188

		1,979,675

	Consumer Staples – 15.36%
24,000	Coca-Cola	892,320
5,916	Colgate-Palmolive	620,943
6,100	Costco Wholesale	600,423
7,816	Kraft Foods Group *	355,472
26,550	Mondelez International, Class A	704,637
6,720	PepsiCo	465,293
7,400	Philip Morris International	655,344
6,250	Procter & Gamble	432,750
11,300	Unilever (Netherlands)	414,597

		5,141,779

	Energy – 4.14%
9,900	Cameron International *	501,336
7,200	Occidental Petroleum	568,512
4,550	Schlumberger	316,362

		1,386,210

	Financials – 1.36%
13,500	Wells Fargo	454,815

	Healthcare – 8.94%
13,450	Abbott Laboratories	881,244
7,250	Allergan	651,920
10,750	AmerisourceBergen	423,980

Shares		Market Value

	Healthcare (continued)
9,865	Express Scripts *	$607,092
8,150	Stryker	428,690

		2,992,926

	Industrials – 3.88%
39,100	General Electric	823,446
6,500	United Parcel Service, Class B	476,125

		1,299,571

	Information Technology – 12.94%
4,750	Accenture, Class A (Ireland)	320,198
1,187	Apple	706,384
8,600	eBay *	415,294
7,200	EMC *	175,824
592	Google, Class A *	402,424
21,660	Juniper Networks *	358,906
18,800	Oracle	583,740
12,900	Qualcomm	755,617
4,400	Visa, Class A	610,544

		4,328,931

	Materials – 2.15%
8,350	Monsanto	718,685

	Total Common Stocks (Cost $16,015,205)	18,302,592

Par Value

CORPORATE NOTES AND BONDS – 23.19%

	Consumer Staples – 4.08%
$350,000	Coca-Cola Senior Unsecured Notes 5.350%, 11/15/17	421,630
400,000	PepsiCo Senior Unsecured Notes 5.000%, 06/01/18	475,769
450,000	Wal-Mart Stores Senior Unsecured Notes 3.200%, 05/15/14	469,242

		1,366,641

	Energy – 0.30%
95,000	ConocoPhillips 4.750%, 02/01/14	100,028

	Financials – 5.62%
425,000	General Electric Capital Senior Unsecured Notes, MTN 4.375%, 09/16/20	475,985
450,000	JPMorgan Chase Senior Unsecured Notes 4.350%, 08/15/21	503,449
400,000	U.S. Bancorp Senior Unsecured Notes 4.200%, 05/15/14	422,749

See accompanying Notes to Financial Statements.

81

Aston Funds

ASTON/Montag & Caldwell Balanced Fund	October 31, 2012

Schedule of Investments – continued

Par Value		Market Value

	Financials (continued)
$450,000	Wells Fargo Senior Unsecured Notes, MTN, Series 1 3.750%, 10/01/14	$477,789

		1,879,972

	Healthcare – 3.96%
400,000	Abbott Laboratories Senior Unsecured Notes 4.350%, 03/15/14	421,706
300,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	428,863
450,000	Medtronic Senior Unsecured Notes 3.000%, 03/15/15	474,431

		1,325,000

	Industrials – 3.07%
450,000	United Parcel Service Senior Unsecured Notes 3.125%, 01/15/21	489,038
500,000	United Technologies Senior Unsecured Notes 3.100%, 06/01/22	538,960

		1,027,998

	Information Technology – 4.78%
400,000	Cisco Systems Senior Unsecured Notes 5.500%, 02/22/16	463,194
400,000	Google Senior Unsecured Notes 3.625%, 05/19/21	450,018
300,000	Hewlett-Packard Senior Unsecured Notes 4.500%, 03/01/13	303,286
375,000	Oracle Senior Unsecured Notes 4.950%, 04/15/13	382,619

		1,599,117

	Telecommunication Services – 1.38%
400,000	Verizon Communications Senior Unsecured Notes 5.550%, 02/15/16	460,653

	Total Corporate Notes and Bonds (Cost $7,324,758)	7,759,409

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.32%

	Fannie Mae – 0.95%
250,000	0.500%, 07/02/15	250,763
16,890	7.500%, 02/01/35, Pool # 787557	20,802
5,115	7.500%, 04/01/35, Pool # 819231	6,033

Par Value		Market Value

	Fannie Mae (continued)
$34,969	6.000%, 11/01/35, Pool # 844078	$39,100

		316,698

	Freddie Mac – 2.02%
200,000	4.500%, 01/15/13	201,793
450,000	1.000%, 09/29/17	453,750
18,293	5.500%, 12/01/20, Gold Pool # G11820	19,946

		675,489

	Government National Mortgage Association – 0.09%
26,883	5.500%, 02/15/39, Pool # 698060	29,712

	U.S. Treasury Bonds – 2.40%
375,000	5.375%, 02/15/31	539,355
250,000	3.125%, 11/15/41	264,414

		803,769

	U.S. Treasury Notes – 9.86%
350,000	0.250%, 02/15/15	349,453
400,000	4.000%, 02/15/15	433,438
300,000	4.500%, 02/15/16	339,750
475,000	2.625%, 04/30/16	510,514
425,000	4.625%, 02/15/17	497,316
500,000	3.125%, 05/15/19	566,407
575,000	2.125%, 08/15/21	604,558

		3,301,436

	Total U.S. Government and Agency Obligations (Cost $4,868,465)	5,127,104

Shares

INVESTMENT COMPANY – 6.39%

2,139,288	BlackRock Liquidity Funds TempCash Portfolio	2,139,288

	Total Investment Company (Cost $2,139,288)	2,139,288

Total Investments – 99.59% (Cost $30,347,716)**		33,328,393

Net Other Assets and Liabilities – 0.41%		137,862

Net Assets – 100.00%		$33,466,255

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is $30,726,840.

Gross unrealized appreciation	$3,146,060
Gross unrealized depreciation	(544,507)

Net unrealized appreciation	$2,601,553

MTN	Medium Term Note

See accompanying Notes to Financial Statements.

82

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Aston Funds

October 31, 2012

Statements of Assets and Liabilities

	Montag & Caldwell Growth Fund	Veredus Select Growth Fund

ASSETS:
Investments:
Investments at cost	$3,855,999,934	$11,479,485
Net unrealized appreciation (depreciation)	467,166,990	833,412

Total investments at value	4,323,166,924	12,312,897
Receivables:
Dividends and interest	4,136,310	8,029
Dividend reclaims	—	—
Fund shares sold	11,604,489	4,856
Investments sold	28,794,991	—
Due from Adviser, net (Note G)	—	—
Deferred offering costs (Note B-13)	—	—
Other assets	18,702	314

Total assets	4,367,721,416	12,326,096

LIABILITIES:
Payables:
Dividend distribution	—	—
Investments purchased	10,522,744	182,220
Fund shares redeemed	30,244,552	5,120
Due to Adviser, net (Note G)	2,400,698	6,804
Administration fees (Note G)	165,308	1,943
Distribution fees (Note G)	79,205	434
Audit and tax fees	22,457	13,110
Transfer agent fees	482,094	9,749
Registration fees	11,277	13,114
Trustees fees and related expenses (Note G)	2,303	7
Offering costs	—	—
Accrued expenses and other payables	211,897	2,056

Total liabilities	44,142,535	234,557

NET ASSETS	$4,323,578,881	$12,091,539

NET ASSETS CONSIST OF:
Paid in capital	$3,566,987,279	$28,941,960
Accumulated undistributed (distribution in excess of) net investment income	23,270,805	174,730
Accumulated net realized gain (loss) on investments and purchased options	266,153,807	(17,858,563)
Net unrealized appreciation (depreciation) on investments and purchased options	467,166,990	833,412

TOTAL NET ASSETS	$4,323,578,881	$12,091,539

Class N:
Net Assets	$1,908,662,599	$10,613,664
Shares of beneficial interest outstanding (unlimited authorization)	75,413,333	957,448
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$25.31	$11.09

Class I:
Net Assets	$2,406,145,380	$1,477,875
Shares of beneficial interest outstanding (unlimited authorization)	94,494,505	131,319
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$25.46	$11.25

Class R:
Net Assets	$8,770,902	$—
Shares of beneficial interest outstanding (unlimited authorization)	350,558	—
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$25.02	$—

See accompanying Notes to Financial Statements.

84

Aston Funds

TAMRO Diversified Equity Fund	Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II	Fairpointe Mid Cap Fund	Montag & Caldwell Mid Cap Growth Fund

$18,104,189	$54,857,773	$24,518,444	$829,507,638	$10,341,668	$2,533,889,631	$6,517,095
4,367,557	859,759	1,629,904	93,049,759	(47,353)	486,851,410	872,985

22,471,746	55,717,532	26,148,348	922,557,397	10,294,315	3,020,741,041	7,390,080

4,623	50,677	29,404	3,229,852	36,723	2,543,010	778
—	—	361	1,182	—	—	—
16,101	10,850	390,211	1,442,381	149,950	6,222,320	1,668
263,548	15,167	—	—	—	8,282,494	—
211	—	—	—	—	—	—
—	—	—	—	42,384	—	—
120	119	139	3,744	—	14,692	24

22,756,349	55,794,345	26,568,463	927,234,556	10,523,372	3,037,803,557	7,392,550

—	—	—	420,712	1,164	—	—
141,714	302,343	—	—	—	—	—
31,937	6,182	12,677	1,862,468	4,672	9,486,783	—
—	45,301	17,295	550,018	1,914	1,846,214	403
2,389	3,577	2,348	36,828	1,557	118,066	1,765
902	848	864	13,838	43	63,770	298
13,110	13,360	15,437	16,187	17,406	22,457	13,110
10,270	7,335	9,377	81,211	6,193	330,300	3,604
5,243	4,943	5,243	4,943	4,943	8,618	2,809
12	30	14	474	3	1,588	4
—	—	—	—	65,000	—	—
1,795	3,474	2,340	38,509	1,237	194,129	1,607

207,372	387,393	65,595	3,025,188	104,132	12,071,925	23,600

$22,548,977	$55,406,952	$26,502,868	$924,209,368	$10,419,240	$3,025,731,632	$7,368,950

$18,281,712	$53,311,586	$53,058,826	$797,381,742	$10,453,136	$2,460,864,049	$6,465,297
830	601,291	130,056	132,637	7,776	11,980,487	(37,681)
(101,122)	634,316	(28,315,918)	33,645,230	5,681	66,035,686	68,349
4,367,557	859,759	1,629,904	93,049,759	(47,353)	486,851,410	872,985

$22,548,977	$55,406,952	$26,502,868	$924,209,368	$10,419,240	$3,025,731,632	$7,368,950

$21,979,742	$20,832,465	$21,105,371	$338,166,102	$1,049,398	$1,561,509,927	$7,368,950
1,625,432	1,775,810	1,911,595	28,974,101	100,471	47,617,723	711,383

$13.52	$11.73	$11.04	$11.67	$10.44	$32.79	$10.36

$569,235	$34,574,487	$5,397,497	$586,043,266	$9,369,842	$1,464,221,705	$—
42,019	2,943,589	487,593	50,240,372	896,805	43,992,278	—

$13.55	$11.75	$11.07	$11.66	$10.45	$33.28	$—

$—	$—	$—	$—	$—	$—	$—
—	—	—	—	—	—	—

$—	$—	$—	$—	$—	$—	$—

See accompanying Notes to Financial Statements.

85

Aston Funds

October 31, 2012

Statements of Assets and Liabilities – continued

	Veredus Small Cap Growth Fund	Small Cap Growth Fund

ASSETS:
Investments:
Investments at cost	$22,691,645	$6,256,719
Net unrealized appreciation	1,960,601	362,454

Total investments at value	24,652,246	6,619,173
Cash	—	—
Receivables:
Dividends and interest	2,123	64
Fund shares sold	4,955	6,368
Investments sold	—	44,144
Due from Adviser, net (Note G)	—	1,421
Deferred offering costs (Note B-13)	—	—
Other assets	155	39

Total assets	24,659,479	6,671,209

LIABILITIES:
Payables:
Dividend distribution	—	—
Investments purchased	393,660	229,095
Fund shares redeemed	44,644	—
Due to Adviser, net (Note G)	19,322	—
Administration fees (Note G)	2,553	1,839
Distribution fees (Note G)	881	232
Audit and tax fees	13,360	13,110
Transfer agent fees	13,586	6,560
Registration fees	5,243	5,143
Trustees fees and related expenses (Note G)	13	4
Accrued expenses and other payables	2,912	1,996

Total liabilities	496,174	257,979

NET ASSETS	$24,163,305	$6,413,230

NET ASSETS CONSIST OF:
Paid in capital	$41,269,458	$5,647,265
Accumulated undistributed (distribution in excess of) net investment income	(167,640)	(5,175)
Accumulated net realized gain (loss) on investments	(18,899,114)	408,686
Net unrealized appreciation on investments	1,960,601	362,454

TOTAL NET ASSETS	$24,163,305	$6,413,230

Class N:
Net Assets	$21,762,975	$5,658,602
Shares of beneficial interest outstanding (unlimited authorization)	1,670,425	495,521
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$13.03	$11.42

Class I:
Net Assets	$2,400,330	$754,628
Shares of beneficial interest outstanding (unlimited authorization)	177,344	65,824
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$13.53	$11.46

See accompanying Notes to Financial Statements.

86

Aston Funds

Silvercrest Small Cap Fund	TAMRO Small Cap Fund	River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund

$5,616,153	$844,981,885	$141,947,885	$221,695,702	$333,734,578	$169,804,168	$62,235,580
111,181	189,946,385	21,546,407	67,639,358	10,280,638	5,127,542	7,147,893

5,727,334	1,034,928,270	163,494,292	289,335,060	344,015,216	174,931,710	69,383,473
—	3,090,359	—	—	357,151,989	1,725,610	200,000

1,204	401,701	52,355	92,456	21,924	1,201,203	772,486
—	2,254,719	273,933	281,657	1,463,685	396,202	43,427
—	354,745	149,702	146,615	—	237,368	—
8,253	—	—	—	—	—	—
7,179	—	—	—	—	—	—
5	5,346	762	1,768	2,838	265	389

5,743,975	1,041,035,140	163,971,044	289,857,556	702,655,652	178,492,358	70,399,775

—	—	—	—	—	33,522	16,828
—	9,263,874	943,955	26,107	718,648	1,187,619	—
—	5,961,220	52,888	257,889	500,256	264,917	140,430
—	818,589	137,940	219,187	604,443	45,750	24,457
1,693	42,208	7,893	12,643	27,265	14,975	7,073
30	15,889	244	2,012	14,843	2,917	1,468
13,110	15,687	15,437	15,437	13,110	17,040	17,040
6,302	69,633	15,618	70,661	62,886	25,631	14,693
6,839	5,243	5,493	9,268	18,064	5,143	6,243
3	561	83	144	331	85	36
4,431	54,153	11,629	15,020	46,343	13,181	3,747

32,408	16,247,057	1,191,180	628,368	2,006,189	1,610,780	232,015

$5,711,567	$1,024,788,083	$162,779,864	$289,229,188	$700,649,463	$176,881,578	$70,167,760

$5,550,019	$742,562,257	$132,211,858	$213,116,337	$659,752,208	$171,056,571	$69,020,031
35,727	—	460,063	1,294,664	(43,461)	(380,739)	257,283
14,640	92,279,441	8,561,536	7,178,829	30,660,078	1,078,204	(6,257,447)
111,181	189,946,385	21,546,407	67,639,358	10,280,638	5,127,542	7,147,893

$5,711,567	$1,024,788,083	$162,779,864	$289,229,188	$700,649,463	$176,881,578	$70,167,760

$749,662	$389,124,895	$6,269,566	$49,154,009	$362,415,604	$71,546,413	$59,771,657
68,761	18,962,398	737,560	3,625,337	31,738,321	6,445,656	5,378,164
$10.90	$20.52	$8.50	$13.56	$11.42	$11.10	$11.11

$4,961,905	$635,663,188	$156,510,298	$240,075,179	$338,233,859	$105,335,165	$10,396,103
454,089	30,331,379	18,249,612	17,628,506	29,525,934	9,489,617	935,367
$10.93	$20.96	$8.58	$13.62	$11.46	$11.10	$11.11

See accompanying Notes to Financial Statements.

87

Aston Funds

October 31, 2012

Statements of Assets and Liabilities – continued

	Lake Partners LASSO Alternatives Fund	Dynamic Allocation Fund

ASSETS:
Investments:
Investments at cost	$265,319,404	$29,475,636
Net unrealized appreciation (depreciation)	8,543,380	289,209

Total investments at value	273,862,784	29,764,845
Foreign currency (Cost $7,769 and $3,570)	—	—
Cash	13,877,037	—
Segregated Cash (Note B)	—	—
Receivables:
Dividends and interest	322,057	343
Dividend reclaims	—	—
Fund shares sold	267,744	13,356
Investments sold	—	—
Other assets	1,188	253

Total assets	288,330,810	29,778,797

LIABILITIES:
Payables:
Interest and dividends on securities sold short	—	—
Investments purchased	325,436	—
Fund shares redeemed	562,463	205,206
Due to Adviser, net (Note G)	316,582	13,085
Administration fees (Note G)	12,021	2,404
Distribution fees (Note G)	1,387	981
Audit and tax fees	14,674	14,674
Transfer agent fees	19,864	13,196
Registration fees	4,943	13,514
Trustees fees and related expenses (Note G)	145	16
Accrued expenses and other payables	11,694	2,744
Securities sold short, at value (proceeds $1,426,545)	—	—
Call options written, at value (premiums received $3,939,696)	—	—

Total liabilities	1,269,209	265,820

NET ASSETS	$287,061,601	$29,512,977

NET ASSETS CONSIST OF:
Paid in capital	$283,350,503	$29,972,593
Accumulated undistributed (distribution in excess of) net investment income	781,026	121,022
Accumulated net realized gain (loss) on investments, purchased options, written options, securities sold short, foreign currency transactions and capital gain distributions received	(5,613,308)	(869,847)
Net unrealized appreciation (depreciation) on investments, purchased options, written options, securities sold short and translation of assets and liabilities in foreign currency	8,543,380	289,209

TOTAL NET ASSETS	$287,061,601	$29,512,977

Class N:
Net Assets	$33,718,695	$23,736,334
Shares of beneficial interest outstanding (unlimited authorization)	2,722,222	2,789,715
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$12.39	$8.51

Class I:
Net Assets	$253,342,906	$5,776,643
Shares of beneficial interest outstanding (unlimited authorization)	20,396,742	677,035
NET ASSET VALUE Offering and redemption price per share (Net Assets/Shares Outstanding)	$12.42	$8.53

See accompanying Notes to Financial Statements.

88

Aston Funds

Anchor Capital Enhanced Equity Fund	River Road Long-Short Fund	Barings International Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$186,408,483	$7,536,466	$60,870,067	$10,061,557	$30,347,716
(6,491,318)	74,618	1,107,994	579,358	2,980,677

179,917,165	7,611,084	61,978,061	10,640,915	33,328,393
—	—	7,804	3,532	—
3,482,957	303,919	—	—	—
—	1,127,727	—	—	—

187,850	7,989	116,359	1,846	129,078
—	—	74,738	—	—
418,408	1,000	10,664	5,158	15,741
—	23,453	—	—	111,627
1,273	26	298	55	140

184,007,653	9,075,198	62,187,924	10,651,506	33,584,979

—	2,207	—	—	—
—	66,741	—	—	46,816
191,130	—	3,489	66,689	13,582
105,097	3,313	54,951	3,562	11,289
8,757	1,915	7,209	1,706	3,348
4,339	310	17	424	517
14,674	15,924	15,437	13,860	17,040
25,076	3,358	7,157	8,356	11,543
15,514	13,730	4,943	8,443	10,993
91	4	32	5	18
12,340	2,698	11,033	1,857	3,578
—	1,458,611	—	—	—
5,821,315	—	—	—	—

6,198,333	1,568,811	104,268	104,902	118,724

$177,809,320	$7,506,387	$62,083,656	$10,546,604	$33,466,255

$183,405,615	$7,108,203	$59,541,533	$23,151,276	$32,558,059
127,535	(29,732)	992,441	125,494	(230,949)
2,649,107	385,364	444,313	(13,309,485)	(1,841,532)
(8,372,937)	42,552	1,105,369	579,319	2,980,677

$177,809,320	$7,506,387	$62,083,656	$10,546,604	$33,466,255

$106,191,154	$7,506,387	$421,330	$10,380,840	$31,535,974
12,231,307	699,705	61,296	989,224	1,469,625
$8.68	$10.73	$6.87	$10.49	$21.46

$71,618,166	$—	$61,662,326	$165,764	$1,930,281
8,240,286	—	8,955,279	15,873	90,164
$8.69	$—	$6.89	$10.44	$21.41

See accompanying Notes to Financial Statements.

89

Aston Funds

For the Year Ended October 31, 2012

Statements of Operations

	Montag & Caldwell Growth Fund	Veredus Select Growth Fund

INVESTMENT INCOME:
Dividends	$63,023,934	$671,370
Less: foreign taxes withheld	(306,956)	—

Total investment income	62,716,978	671,370

EXPENSES:
Investment advisory fees (Note G)	24,380,211	352,118
Distribution expenses (Note G)(b)	4,520,587	34,252
Transfer agent fees	3,107,943	60,191
Administration fees (Note G)	1,841,475	36,194
Registration expenses	172,508	35,382
Custodian fees	133,881	3,657
Audit and tax fees	30,332	18,757
Legal fees	101,589	939
Amortization of offering costs (Note B-13)	—	—
Reports to shareholder expense	260,126	3,048
Trustees fees and related expenses (Note G)	285,412	4,012
Interest expense (Note H)	—	71
Other expenses	151,570	7,223

Total expenses before waivers/reimbursements	34,985,634	555,844

Less: Investment advisory fees waived (Note G)	—	(59,367)
Less: Expenses reimbursed (Note G)	—	—

Net expenses	34,985,634	496,477

NET INVESTMENT INCOME (LOSS)	27,731,344	174,893

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	287,451,677	2,056,758
Net realized loss on purchased options	—	—
Net change in unrealized appreciation (depreciation) on investments	78,274,829	(2,651,492)
Net change in unrealized appreciation on purchased options	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	365,726,506	(594,734)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$393,457,850	$(419,841)

(a)	River Road Dividend All Cap Value Fund II began issuing shares on June 27, 2012.
(b)	Distribution expense is incurred at the Class N level for all funds except Montag & Caldwell Growth Fund. The distribution expense for Class N and R of the Montag & Caldwell Growth Fund is $4,475,917 and $44,670, respectively.
(c)	On January 13, 2012, Fairpointe Mid Cap Fund had a redemption-in-kind transfer of securities in the amount of $38,179,960. The net realized gain on the transaction of $2,483,994 will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

90

Aston Funds

TAMRO Diversified Equity Fund	Herndon Large Cap Value Fund	Cornerstone Large Cap Value Fund	River Road Dividend All Cap Value Fund	River Road Dividend All Cap Value Fund II(a)	Fairpointe Mid Cap Fund		Montag & Caldwell Mid Cap Growth Fund

$270,023	$1,153,800	$586,030	$31,448,065	$60,915	$47,068,708		$38,253
(2,450)	(559)	(26,294)	(74,001)	(68)	(46,653)		(151)

267,573	1,153,241	559,736	31,374,064	60,847	47,022,055		38,102

178,350	323,690	205,311	5,697,260	11,353	20,664,084		52,435
54,866	30,138	58,269	826,838	497	3,860,391		15,422
46,364	39,567	45,671	643,468	9,045	2,062,997		19,284
25,962	34,196	25,962	409,284	5,445	1,426,657		18,081
37,829	34,701	30,269	100,347	5,457	81,272		16,878
3,457	6,091	6,288	37,365	2,276	114,951		8,344
17,509	18,011	20,626	22,678	19,300	27,536		18,753
574	1,039	1,339	24,271	49	76,362		164
—	—	—	—	22,616	—		—
2,005	2,187	—	42,974	463	270,254		498
1,733	2,589	1,747	60,348	38	223,376		456
86	—	—	—	—	12,242		—
5,793	5,563	2,677	39,330	847	137,441		3,984

374,528	497,772	398,159	7,904,163	77,386	28,957,563		154,299

(107,785)	(42,793)	(79,418)	—	(11,353)	—		(52,435)
—	—	—	—	(48,507)	—		(24,754)

266,743	454,979	318,741	7,904,163	17,526	28,957,563		77,110

830	698,262	240,995	23,469,901	43,321	18,064,492		(39,008)

170,003	930,577	1,056,316	35,184,296	5,681	70,142,404	(c)	426,097
(204,029)	—	—	—	—	—		—
2,400,339	984,335	1,197,003	38,094,587	(47,353)	207,549,967		(74,900)
149,516	—	—	—	—	—		—

2,515,829	1,914,912	2,253,319	73,278,883	(41,672)	277,692,371		351,197

$2,516,659	$2,613,174	$2,494,314	$96,748,784	$1,649	$295,756,863		$312,189

See accompanying Notes to Financial Statements.

91

Aston Funds

For the Year Ended October 31, 2012

Statements of Operations – continued

	Veredus Small Cap Growth Fund	Small Cap Growth Fund

INVESTMENT INCOME:
Dividends	$141,204	$14,894
Less: foreign taxes withheld	—	—
Interest	—	—

Total investment income	141,204	14,894

EXPENSES:
Investment advisory fees (Note G)	279,493	81,515
Distribution expenses (Note G)	60,281	14,116
Transfer agent fees	63,725	36,803
Administration fees (Note G)	29,472	19,643
Registration expenses	31,689	36,809
Custodian fees	4,777	5,248
Audit and tax fees	18,945	17,495
Legal fees	674	9,635
Amortization of offering costs (Note B-13)	—	—
Reports to shareholder expense	3,497	472
Trustees fees and related expenses (Note G)	2,309	642
Interest expense (Note H)	—	—
Other expenses	6,154	4,651

Total expenses before waivers/reimbursements	501,016	227,029

Less: Investment advisory fees waived (Note G)	(94,164)	(81,515)
Less: Expenses reimbursed (Note G)	—	(41,754)
Less: Earnings credit	—	—

Net expenses	406,852	103,760

NET INVESTMENT INCOME (LOSS)	(265,648)	(88,866)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,149,755 (b)	793,830 (c)
Net change in unrealized appreciation (depreciation) on investments	(1,897,684)	504,009

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,252,071	1,297,839

NET INCREASE IN NET ASSETS FROM OPERATIONS	$986,423	$1,208,973

(a)	Silvercrest Small Cap Fund began issuing shares on December 23, 2011.
(b)	On December 2, 2011, Veredus Small Cap Growth Fund had a redemption-in-kind transfer of securities in the amount of $13,225,479. The net realized gain on the transaction of $1,299,563 will not be realized by the Fund for tax purposes.
(c)	On September 25, 2012, Small Cap Growth Fund had a redemption-in-kind transfer of securities in the amount of $2,419,213. The net realized gain on the transaction of $114,052 will not be realized by the Fund for tax purposes.
(d)	On April 26, 2012, Silvercrest Small Cap Fund had a redemption-in-kind transfer of securities in the amount of $2,597,146. The net realized gain on the transaction of $211,366 will not be realized by the Fund for tax purposes.
(e)	On May 1, 2012 and June 27, 2012, TAMRO Small Cap Fund had redemption-in-kind transfers of securities in the amounts of $39,335,171 and $6,762,586, respectively. The net realized gains on the transactions of $2,612,293 and $289,177, respectively, will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

92

Aston Funds

Silvercrest Small Cap Fund(a)	TAMRO Small Cap Fund	River Road Select Value Fund	River Road Small Cap Value Fund	River Road Independent Value Fund	DoubleLine Core Plus Fixed Income Fund	TCH Fixed Income Fund

$63,091	$7,090,567	$2,246,039	$4,837,701	$3,788,146	$5,393	$3,188
—	(12,870)	(16,266)	(40,910)	(17,635)	—	—
—	—	—	—	—	3,731,295	3,603,811

63,091	7,077,697	2,229,773	4,796,791	3,770,511	3,736,688	3,606,999

39,768	9,255,718	1,486,962	2,722,734	5,928,678	520,833	393,159
1,238	961,639	19,672	149,111	864,895	96,023	102,097
29,795	499,365	74,926	360,222	560,140	110,302	68,414
14,537	513,480	88,039	163,427	300,968	96,213	66,978
23,236	51,572	31,927	36,906	47,837	51,142	32,023
5,787	41,218	14,990	19,648	30,930	27,103	6,276
17,413	20,880	20,642	20,625	18,794	22,384	22,795
3,519	27,109	3,793	7,782	16,509	4,193	1,859
56,642	—	—	—	9,185	189,991	—
211	73,958	12,906	15,272	92,513	8,849	3,404
250	79,247	10,889	22,679	44,470	5,919	5,437
—	2,905	2	—	—	—	—
1,741	59,632	10,941	19,701	29,246	5,675	6,402

194,137	11,586,723	1,775,689	3,538,107	7,944,165	1,138,627	708,844

(39,768)	—	—	—	(143,528)	(389,195)	(113,511)
(107,398)	—	—	—	—	—	—
—	—	—	—	(23,757)	—	—

46,971	11,586,723	1,775,689	3,538,107	7,776,880	749,432	595,333

16,120	(4,509,026)	454,084	1,258,684	(4,006,369)	2,987,256	3,011,666

226,287 (d)	104,050,686 (e)	10,079,561	21,254,625	36,018,328	1,032,232	1,541,463
111,181	6,000,858	7,191,158	11,176,504	10,854,961	4,872,717	2,125,017

337,468	110,051,544	17,270,719	32,431,129	46,873,289	5,904,949	3,666,480

$353,588	$105,542,518	$17,724,803	$33,689,813	$42,866,920	$8,892,205	$6,678,146

See accompanying Notes to Financial Statements.

93

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For the Year Ended October 31, 2012

Statements of Operations – continued

	Lake Partners LASSO Alternatives Fund	Dynamic Allocation Fund

INVESTMENT INCOME:
Dividends	$4,444,523	$717,960
Less: foreign taxes withheld	—	—
Interest	—	—

Total investment income	4,444,523	717,960

EXPENSES:
Investment advisory fees (Note G)	2,517,804	313,736
Distribution expenses (Note G)	60,107	85,599
Transfer agent fees	157,884	80,653
Administration fees (Note G)	135,076	33,206
Registration expenses	37,152	44,436
Custodian fees	8,279	2,932
Audit and tax fees	19,030	19,908
Legal fees	6,660	1,046
Interest and dividend expense on securities sold-short	—	—
Amortization of offering costs (Note B-13)	—	—
Reports to shareholder expense	18,169	4,278
Trustees fees and related expenses (Note G)	18,812	3,252
Interest expense (Note H)	—	—
Other expenses	13,739	5,974

Total expenses before waivers/reimbursements	2,992,712	595,020

Less: Investment advisory fees waived (Note G)	—	(98,710)
Less: Earnings credit	(2,453)	—
Plus: Net expenses recouped (Note G)	88,544	—

Net expenses	3,078,803	496,310

NET INVESTMENT INCOME (LOSS)	1,365,720	221,650

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(3,732,495)	(853,449)
Net realized loss on purchased options	—	—
Net realized gain on short sales	—	—
Net realized gain on written option transactions	—	—
Net realized loss on foreign currency transactions	—	—
Capital gain distributions received	5,290,364	—
Net change in unrealized appreciation (depreciation) on investments	10,167,273	(60,432)
Net change in unrealized appreciation on purchased options	—	—
Net change in unrealized depreciation on written options	—	—
Net change in unrealized appreciation on securities sold short	—	—
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currency	—	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	11,725,142	(913,881)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$13,090,862	$(692,231)

(a)	On December 2, 2011, Harrison Street Real Estate Fund had a redemption-in-kind transfer of securities in the amount of $30,913,574. The net realized gain on the transaction of $664,979 will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

94

Aston Funds

Anchor Capital Enhanced Equity Fund	River Road Long-Short Fund	Barings International Fund	Harrison Street Real Estate Fund	Montag & Caldwell Balanced Fund

$4,470,235	$82,043	$1,871,158	$317,069	$295,064
(54,940)	(1,213)	(139,970)	(2,011)	(1,449)
—	—	—	—	289,629

4,415,295	80,830	1,731,188	315,058	583,244

1,015,845	69,185	596,736	109,157	220,017
182,804	14,413	988	19,658	33,452
154,572	17,698	35,113	41,515	56,770
87,495	18,294	64,465	19,466	32,227
51,679	19,959	30,009	31,709	35,764
33,144	9,468	42,079	4,464	3,460
19,594	21,062	20,650	20,716	22,794
10,765	152	1,573	549	763
—	81,355	—	—	—
—	33,590	—	—	—
20,209	502	2,078	—	2,418
10,818	416	4,609	1,073	2,093
690	—	—	—	—
8,582	4,023	6,888	1,676	5,085

1,596,197	290,117	805,188	249,983	414,843

—	(69,185)	(117,951)	(108,068)	(58,700)
(1,467)	(41,565)	—	—	—
61,190	—	—	—	—

1,655,920	179,367	687,237	141,915	356,143

2,759,375	(98,537)	1,043,951	173,143	227,101

6,296,016	882,801	913,139	1,929,231 (a)	1,435,094
(8,023,322)	—	—	—	—
—	(269,534)	—	—	—
4,581,584	—	—	—	—
—	—	(30,003)	(74)	—
—	—	—	—	—
747,814	(101,505)	794,810	(2,376,578)	422,708
874,662	—	—	—	—
(2,627,097)	—	—	—	—
—	27,982	—	—	—

—	—	(34,615)	(30)	—

1,849,657	539,744	1,643,331	(447,451)	1,857,802

$4,609,032	$441,207	$2,687,282	$(274,308)	$2,084,903

See accompanying Notes to Financial Statements.

95

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Statements of Changes in Net Assets

	Montag & Caldwell Growth Fund		Veredus Select Growth Fund
	Years Ended October 31,		Years Ended October 31,
	2012	2011	2012	2011

NET ASSETS at Beginning of Period	$3,441,019,426	$3,042,348,287	$80,277,274	$104,506,310

Increase (decrease) in net assets from operations:
Net investment income (loss)	27,731,344	23,212,618	174,893	12,937
Net realized gain (loss) on investments and purchased options	287,451,677	276,464,229	2,056,758	2,087,190
Net change in unrealized appreciation (depreciation) on investments and purchased options	78,274,829	(24,507,953)	(2,651,492)	(6,313,915)

Net increase (decrease) in net assets from operations	393,457,850	275,168,894	(419,841)	(4,213,788)

Distributions to shareholders from:
Net investment income:
Class N	(8,653,266)	(8,322,107)	—	—
Class I	(13,404,436)	(12,483,308)	(27,060)	—
Class R	(23,730)	(29,409)	—	—
Net realized gain on investments:
Class N	(125,020,421)	(2,646,170)	—	—
Class I	(132,016,151)	(2,724,240)	—	—
Class R	(653,567)	(13,510)	—	—

Total distributions	(279,771,571)	(26,218,744)	(27,060)	—

Capital share transactions:
Proceeds from sales of shares:
Class N	441,340,857	660,309,446	534,868	7,667,702
Class I	1,079,995,284	621,098,679	2,466,101	11,926,061
Class R	2,438,971	5,580,418	—	—
Proceeds from reinvestment of distributions:
Class N	130,056,898	10,562,918	—	—
Class I	100,607,628	11,978,807	26,846	—
Class R	530,624	21,213	—	—
Cost of shares redeemed:
Class N	(404,459,339)	(618,544,121)	(10,844,619)	(28,127,415)
Class I	(578,526,415)	(536,452,510)	(59,922,030)	(11,481,596)
Class R	(3,111,332)	(4,833,861)	—	—

Net increase (decrease) from capital share transactions	768,873,176	149,720,989	(67,738,834)	(20,015,248)

Total increase (decrease) in net assets	882,559,455	398,671,139	(68,185,735)	(24,229,036)

NET ASSETS at End of Period	$4,323,578,881	$3,441,019,426	$12,091,539	$80,277,274

Undistributed net investment income	$23,270,805	$17,620,893	$174,730	$26,897

(a)	Cornerstone Large Cap Value Fund had a redemption-in-kind on March 18, 2011, which resulted in a redemption out of the Fund of $222,180,158. The redemption was comprised of securities and cash in the amounts of $218,362,480 and $3,817,758, respectively.

See accompanying Notes to Financial Statements.

96

Aston Funds

TAMRO Diversified Equity Fund		Herndon Large Cap Value Fund		Cornerstone Large Cap Value Fund
Years Ended October 31,		Years Ended October 31,		Years Ended October 31,
2012	2011	2012	2011	2012	2011

$24,353,652	$15,669,792	$17,969,968	$1,472,096	$24,756,738	$224,034,670

830	(44,914)	698,262	136,661	240,995	1,616,818
(34,026)	656,066	930,577	677,342	1,056,316	34,986,939
2,549,855	(699,407)	984,335	(196,751)	1,197,003	(15,657,682)

2,516,659	(88,255)	2,613,174	617,252	2,494,314	20,946,075

—	—	(69,391)	(13,657)	(110,362)	(265,642)
—	—	(154,780)	—	(577)	(1,541,502)
—	—	—	—	—	—

(473,355)	—	(340,506)	—	—	—
—	—	(604,334)	—	—	—
—	—	—	—	—	—

(473,355)	—	(1,169,011)	(13,657)	(110,939)	(1,807,144)

2,735,793	13,791,809	19,089,187	14,353,866	5,930,111	9,241,468
584,348	—	26,894,024	12,434,600	5,334,807	413
—	—	—	—	—	—

461,380	—	409,897	13,657	106,566	254,223
—	—	759,114	—	577	964,424
—	—	—	—	—	—

(7,598,556)	(5,019,694)	(5,463,083)	(10,907,846)	(11,895,211)	(6,696,820)
(30,944)	—	(5,696,318)	—	(114,095)	(222,180,571	)(a)
—	—	—	—	—	—

(3,847,979)	8,772,115	35,992,821	15,894,277	(637,245)	(218,416,863)

(1,804,675)	8,683,860	37,436,984	16,497,872	1,746,130	(199,277,932)

$22,548,977	$24,353,652	$55,406,952	$17,969,968	$26,502,868	$24,756,738

$830	$—	$601,291	$127,238	$130,056	$—

See accompanying Notes to Financial Statements.

97

Aston Funds

Statements of Changes in Net Assets – continued

	River Road Dividend All Cap Value Fund		River Road Dividend All Cap Value Fund II
	Years Ended October 31,		Period Ended October 31, 2012(a)
	2012	2011

NET ASSETS at Beginning of Period	$620,152,985	$273,172,565	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	23,469,901	11,709,666	43,321
Net realized gain on investments	35,184,296	4,466,315	5,681
Net change in unrealized appreciation (depreciation) on investments	38,094,587	13,856,396	(47,353)

Net increase (decrease) in net assets from operations	96,748,784	30,032,377	1,649

Distributions to shareholders from:
Net investment income:
Class N	(8,876,757)	(4,480,688)	(4,217)
Class I	(14,324,347)	(6,151,388)	(38,951)
Net realized gain on investments:
Class N	(2,301,513)	—	—
Class I	(2,349,496)	—	—

Total distributions	(27,852,113)	(10,632,076)	(43,168)

Capital share transactions:
Proceeds from sales of shares:
Class N	113,881,567	200,005,589	1,042,531
Class I	274,730,584	193,412,218	9,388,289
Proceeds from reinvestment of distributions:
Class N	11,027,472	4,324,529	3,909
Class I	11,799,898	3,993,640	36,423
Cost of shares redeemed:
Class N	(117,659,249)	(52,119,639)	(414)
Class I	(58,620,560)	(22,036,218)	(9,979)

Net increase (decrease) from capital share transactions	235,159,712	327,580,119	10,460,759

Total increase (decrease) in net assets	304,056,383	346,980,420	10,419,240

NET ASSETS at End of Period	$924,209,368	$620,152,985	$10,419,240

Undistributed (distributions in excess of) net investment income (loss)	$132,637	$(110,262)	$7,776

(a)	River Road Dividend All Cap Value Fund II began issuing shares on June 27, 2012.
(b)	Fairpointe Mid Cap Fund had a redemption-in-kind on January 13, 2012, which resulted in a redemption out of the Fund of $38,722,763. The redemption was comprised of securities and cash in the amounts of $38,179,960 and $542,803, respectively.
(c)	Veredus Small Cap Growth Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $13,436,583. The redemption was comprised of securities and cash in the amounts of $13,225,479 and $211,104, respectively.

See accompanying Notes to Financial Statements.

98

Aston Funds

Fairpointe Mid Cap Fund			Montag & Caldwell Mid Cap Growth Fund		Veredus Small Cap Growth Fund
Years Ended October 31,			Years Ended October 31,		Years Ended October 31,
2012		2011	2012	2011	2012		2011

$2,841,488,832		$1,969,004,161	$4,507,024	$3,399,072	$43,191,062		$49,784,390

18,064,492		8,114,614	(39,008)	(30,444)	(265,648)		(476,381)
70,142,404		18,380,917	426,097	299,123	3,149,755		6,542,782
207,549,967		(48,573,966)	(74,900)	240,447	(1,897,684)		(2,611,145)

295,756,863		(22,078,435)	312,189	509,126	986,423		3,455,256

(2,661,253)		(4,195,319)	—	—	—		—
(5,501,975)		(1,840,072)	—	—	—		—

(10,321,076)		(3,944,537)	—	—	—		—
(8,446,694)		(1,492,202)	—	—	—		—

(26,930,998)		(11,472,130)	—	—	—		—

442,895,376		723,036,262	3,071,452	738,840	879,294		3,538,598
655,170,800		1,264,789,286	—	—	354,546		327,191

12,395,039		7,690,209	—	—	—		—
9,858,507		2,953,475	—	—	—		—

(540,581,863)		(731,287,676)	(521,715)	(140,014)	(6,714,931)		(13,481,571)
(664,320,924	)(b)	(361,146,320)	—	—	(14,533,089	)(c)	(432,802)

(84,583,065)		906,035,236	2,549,737	598,826	(20,014,180)		(10,048,584)

184,242,800		872,484,671	2,861,926	1,107,952	(19,027,757)		(6,593,328)

$3,025,731,632		$2,841,488,832	$7,368,950	$4,507,024	$24,163,305		$43,191,062

$11,980,487		$2,079,223	$(37,681)	$—	$(167,640)		$—

See accompanying Notes to Financial Statements.

99

Aston Funds

Statements of Changes in Net Assets – continued

	Small Cap Growth Fund			Silvercrest Small Cap Fund
	Year Ended October 31, 2012		Period Ended October 31, 2011(a)	Period Ended October 31,
				2012(b)

NET ASSETS at Beginning of Period	$7,961,781		$—	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	(88,866)		(34,103)	16,120
Net realized gain (loss) on investments	793,830		(183,520)	226,287
Net change in unrealized appreciation (depreciation) on investments	504,009		(141,555)	111,181

Net increase (decrease) in net assets from operations	1,208,973		(359,178)	353,588

Distributions to shareholders from:
Net investment income:
Class N	—		—	—
Class I	—		—	—
Net realized gain on investments:
Class N	—		—	—
Class I	—		—	—

Total distributions	—		—	—

Capital share transactions:
Proceeds from sales of shares:
Class N	1,039,380		6,238,604	706,680
Class I	297,740		2,963,841	7,290,194
Proceeds from reinvestment of distributions:
Class N	—		—	—
Class I	—		—	—
Cost of shares redeemed:
Class N	(1,540,249)		(881,486)	(3,366)
Class I	(2,554,395	)(c)	—	(2,635,529	)(d)

Net increase (decrease) from capital share transactions	(2,757,524)		8,320,959	5,357,979

Total increase (decrease) in net assets	(1,548,551)		7,961,781	5,711,567

NET ASSETS at End of Period	$6,413,230		$7,961,781	$5,711,567

Undistributed (distributions in excess of) net investment income (loss)	$(5,175)		$(5,573)	$35,727

(a)	Small Cap Growth Fund began issuing shares on November 2, 2010.
(b)	Silvercrest Small Cap Fund began issuing shares on December 23, 2011.
(c)	Small Cap Growth Fund had a redemption-in-kind on September 25, 2012, which resulted in a redemption out of the Fund of $2,554,395. The redemption was comprised of securities and cash in the amount of $2,419,213 and $135,182, respectively.
(d)	Silvercrest Small Cap Fund had a redemption-in-kind on April 26, 2012, which resulted in a redemption out of the Fund of $2,608,977. The redemption was comprised of securities and cash in the amount of $2,579,146 and $29,831, respectively.
(e)	TAMRO Small Cap Fund had redemptions-in-kind on May 1, 2012 and June 27, 2012, 2012, which resulted in redemptions out of the Fund of $40,667,980 and $7,010,475, respectively. The redemptions were comprised of securities and cash in the amounts of $39,335,174 and $6,762,586, respectively and $1,332,806 and $247,889, respectively.

See accompanying Notes to Financial Statements.

100

Aston Funds

TAMRO Small Cap Fund			River Road Select Value Fund		River Road Small Cap Value Fund
Years Ended October 31,			Years Ended October 31,		Years Ended October 31,
2012		2011	2012	2011	2012	2011

$1,001,284,211		$885,435,944	$143,687,434	$215,753,587	$337,488,064	$468,670,448

(4,509,026)		(5,328,724)	454,084	42,145	1,258,684	83,034
104,050,686		99,904,044	10,079,561	29,375,751	21,254,625	44,847,576
6,000,858		(22,100,977)	7,191,158	(13,992,847)	11,176,504	(11,965,485)

105,542,518		72,474,343	17,724,803	15,425,049	33,689,813	32,965,125

—		—	—	(176,001)	—	(643,153)
—		—	—	(958,025)	—	(1,405,337)

(37,105,939)		(7,598,056)	(2,638,084)	(475,433)	—	—
(60,086,992)		(12,204,102)	(26,691,130)	(1,484,315)	—	—

(97,192,931)		(19,802,158)	(29,329,214)	(3,093,774)	—	(2,048,490)

100,985,943		134,405,206	2,113,833	9,181,896	11,250,505	38,752,450
155,633,470		203,159,987	50,275,199	40,104,315	47,334,504	51,580,650

36,431,124		7,455,712	2,564,966	633,791	—	639,592
41,999,122		8,709,830	23,172,373	2,107,208	—	1,383,335

(126,301,603)		(121,337,026)	(10,015,665)	(53,148,045)	(61,115,685)	(178,262,562)
(193,593,771	)(e)	(169,217,627)	(37,413,865)	(83,276,593)	(79,418,013)	(76,192,484)

15,154,285		63,176,082	30,696,841	(84,397,428)	(81,948,689)	(162,099,019)

23,503,872		115,848,267	19,092,430	(72,066,153)	(48,258,876)	(131,182,384)

$1,024,788,083		$1,001,284,211	$162,779,864	$143,687,434	$289,229,188	$337,488,064

$—		$—	$460,063	$—	$1,294,664	$—

See accompanying Notes to Financial Statements.

101

Aston Funds

Statements of Changes in Net Assets – continued

	River Road Independent Value Fund		DoubleLine Core Plus Fixed Income Fund
	Year Ended October 31, 2012	Period Ended October 31, 2011(a)	Year Ended October 31, 2012	Period Ended October 31, 2011(b)

NET ASSETS at Beginning of Period	$391,700,125	$—	$27,143,189	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	(4,006,369)	(1,085,446)	2,987,256	186,165
Net realized gain (loss) on investments and capital gain distributions	36,018,328	5,386,949	1,032,232	43,586
Net change in unrealized appreciation (depreciation) on investments	10,854,961	(574,323)	4,872,717	254,825

Net increase (decrease) in net assets from operations	42,866,920	3,727,180	8,892,205	484,576

Distributions to shareholders from:
Net investment income:
Class N	—	—	(1,317,861)	(148,691)
Class I	—	—	(2,043,553)	(42,117)
Net realized gain on investments:
Class N	(3,623,431)	—	(34,851)	—
Class I	(2,074,734)	—	(24,248)	—

Total distributions	(5,698,165)	—	(3,420,513)	(190,808)

Capital share transactions:
Proceeds from sales of shares:
Class N	202,967,411	369,370,471	71,060,094	23,893,578
Class I	276,507,471	87,929,924	103,044,113	5,325,160
Proceeds from reinvestment of distributions:
Class N	3,615,800	—	1,344,828	142,202
Class I	2,024,439	—	1,929,366	42,117
Cost of shares redeemed:
Class N	(170,062,099)	(65,670,819)	(25,676,534)	(1,531,005)
Class I	(43,272,439)	(3,656,631)	(7,435,170)	(1,022,631)

Net increase (decrease) from capital share transactions	271,780,583	387,972,945	144,266,697	26,849,421

Total increase (decrease) in net assets	308,949,338	391,700,125	149,738,389	27,143,189

NET ASSETS at End of Period	$700,649,463	$391,700,125	$176,881,578	$27,143,189

Undistributed (distributions in excess of) net investment income (loss)	$(43,461)	$(37,538)	$(380,739)	$(9,503)

(a)	River Road Independent Value Fund began issuing shares on December 30, 2010.
(b)	DoubleLine Core Plus Fixed Income Fund began issuing shares on July 15, 2011.

See accompanying Notes to Financial Statements.

102

Aston Funds

TCH Fixed Income Fund		Lake Partners LASSO Alternatives Fund		Dynamic Allocation Fund
Years Ended October 31,		Years Ended October 31,		Years Ended October 31,
2012	2011	2012	2011	2012	2011

$72,769,324	$61,154,711	$207,625,322	$28,019,637	$49,240,524	$54,234,248

3,011,666	2,777,397	1,365,720	141,372	221,650	(167,249)
1,541,463	350,010	1,557,869	(4,044,043)	(853,449)	5,957,161
2,125,017	153,269	10,167,273	(2,659,656)	(60,432)	(2,211,531)

6,678,146	3,280,676	13,090,862	(6,562,327)	(692,231)	3,578,381

(2,752,487)	(2,179,922)	(255,933)	(60,987)	(84,100)	(145,930)
(479,605)	(630,662)	(3,425,003)	(200,883)	(10,445)	(916)

—	—	—	(51,647)	(4,208,286)	(1,740,103)
—	—	—	(141,825)	(428,748)	(5,816)

(3,232,092)	(2,810,584)	(3,680,936)	(455,342)	(4,731,579)	(1,892,765)

11,970,554	26,608,188	20,838,852	13,063,407	7,144,660	19,238,553
3,311,240	3,668,580	104,018,117	200,746,741	2,173,574	6,991,108

2,642,277	2,084,931	254,528	112,282	4,285,707	1,882,196
384,209	473,715	1,747,717	314,308	439,193	6,732

(20,139,538)	(12,995,724)	(5,931,093)	(3,488,899)	(27,591,473)	(32,146,225)
(4,216,360)	(8,695,169)	(50,901,768)	(24,124,485)	(755,398)	(2,651,704)

(6,047,618)	11,144,521	70,026,353	186,623,354	(14,303,737)	(6,679,340)

(2,601,564)	11,614,613	79,436,279	179,605,685	(19,727,547)	(4,993,724)

$70,167,760	$72,769,324	$287,061,601	$207,625,322	$29,512,977	$49,240,524

$257,283	$276,876	$781,026	$67,864	$121,022	$—

See accompanying Notes to Financial Statements.

103

Aston Funds

Statements of Changes in Net Assets – continued

	Anchor Capital Enhanced Equity Fund		River Road Long-Short Fund
	Years Ended October 31,		Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	2012	2011

NET ASSETS at Beginning of Period	$113,205,174	$92,563,052	$4,593,930	$—

Increase (decrease) in net assets from operations:
Net investment income (loss)	2,759,375	1,731,594	(98,537)	(30,424)
Net realized gain (loss) on investments, purchased options, written options, securities sold short and foreign currency transactions	2,854,278	11,844,073	613,267	(150,888)
Net change in unrealized appreciation (depreciation) on investments, purchased options, written options, securities sold short and translation of assets and liabilities denominated in foreign currency	(1,004,621)	(5,531,012)	(73,523)	116,075

Net increase (decrease) in net assets from operations	4,609,032	8,044,655	441,207	(65,237)

Distributions to shareholders from:
Net investment income:
Class N	(1,259,013)	(652,123)	—	—
Class I	(1,453,347)	(1,009,975)	—	—
Net realized gain on investments:
Class N	(5,377,824)	(1,928,441)	—	—
Class I	(6,563,185)	(2,282,232)	—	—

Total distributions	(14,653,369)	(5,872,771)	—	—

Capital share transactions:
Proceeds from sales of shares:
Class N	89,657,148	26,609,227	3,037,084	4,660,217
Class I	42,752,026	25,630,704	—	—
Proceeds from reinvestment of distributions:
Class N	6,562,788	2,544,539	—	—
Class I	5,836,625	2,663,560	—	—
Cost of shares redeemed:
Class N	(34,343,989)	(28,044,291)	(565,834)	(1,050)
Class I	(35,816,115)	(10,933,501)	—	—

Net increase (decrease) from capital share transactions	74,648,483	18,470,238	2,471,250	4,659,167

Total increase (decrease) in net assets	64,604,146	20,642,122	2,912,457	4,593,930

NET ASSETS at End of Period	$177,809,320	$113,205,174	$7,506,387	$4,593,930

Undistributed (distributions in excess of) net investment income (loss)	$127,535	$80,520	$(29,732)	$(8,210)

(a)	River Road Long-Short Fund began issuing shares on May 3, 2011.
(b)	Harrison Street Real Estate Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $31,399,368. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively.

See accompanying Notes to Financial Statements.

104

Aston Funds

Barings International Fund		Harrison Street Real Estate Fund			Montag & Caldwell Balanced Fund
Years Ended October 31,		Years Ended October 31,			Years Ended October 31,
2012	2011	2012		2011	2012	2011

$52,782,652	$48,168,829	$39,212,065		$35,582,298	$24,729,716	$30,555,528

1,043,951	683,032	173,143		321,324	227,101	216,304
883,136	3,681,538	1,929,157		8,172,513	1,435,094	2,651,240
760,195	(6,777,543)	(2,376,608)		(4,472,206)	422,708	(947,217)

2,687,282	(2,412,973)	(274,308)		4,021,631	2,084,903	1,920,327

(2,517)	(3,391)	(46,752)		(95,034)	(309,427)	(266,744)
(507,253)	(1,016,220)	(823)		(532,220)	(22,048)	(45,549)

(9,564)	—	—		—	—	—
(1,371,156)	—	—		—	—	—

(1,890,490)	(1,019,611)	(47,575)		(627,254)	(331,475)	(312,293)

11,495	299,750	6,295,128		3,015,671	12,344,202	1,639,927
17,971,181	15,930,055	208,772		37,683	641,711	4,647,220

12,081	3,391	44,264		93,419	301,482	258,918
1,167,329	816,360	539		532,220	9,037	33,009

(271)	(68,520)	(3,336,601)		(3,431,764)	(6,067,796)	(9,141,134)
(10,657,603)	(8,934,629)	(31,555,680	)(b)	(11,839)	(245,525)	(4,871,786)

8,504,212	8,046,407	(28,343,578)		235,390	6,983,111	(7,433,846)

9,301,004	4,613,823	(28,665,461)		3,629,767	8,736,539	(5,825,812)

$62,083,656	$52,782,652	$10,546,604		$39,212,065	$33,466,255	$24,729,716

$992,441	$488,263	$125,494		$149,433	$(230,949)	$(190,512)

See accompanying Notes to Financial Statements.

105

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$24.72	$22.92	$20.87		$18.84		$31.51

Income from Investment Operations:
Net investment income	0.15 (a)	0.14 (a)	0.12	(a)	0.08	(a)	0.07	(a)
Net realized and unrealized gain (loss) on investments	2.45	1.83	2.01	(b)	2.61		(8.66)

Total from investment operations	2.60	1.97	2.13		2.69		(8.59)

Less Distributions:
Distributions from and in excess of net investment income	(0.13)	(0.13)	(0.08)		(0.06)		(0.05)
Distributions from net realized gain on investments	(1.88)	(0.04)	—		(0.60)		(4.03)

Total distributions	(2.01)	(0.17)	(0.08)		(0.66)		(4.08)

Net increase (decrease) in net asset value .	0.59	1.80	2.05		2.03		(12.67)

Net Asset Value, End of Period	$25.31	$24.72	$22.92		$20.87		$18.84

Total Return (c)	11.40%	8.56%	10.20%		15.08%		(31.13)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,908,663	$1,683,183	$1,506,075		$1,277,346		$602,905
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.05%	1.06%	1.08	%(d)	1.11%		1.08	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.05%	1.06%	1.08	%(d)	1.11%		1.08	%(d)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.60%	0.59%	0.56%		0.41%		0.26%
After reimbursement and/or waiver of expenses by Adviser	0.60%	0.59%	0.56%		0.41%		0.26%
Portfolio Turnover	46.42%	63.48%	57.39	%(e)	35.09	%(f)	52.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(e)	Portfolio turnover rate excludes securities received from a reorganization.
(f)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

106

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$24.85	$23.05	$20.97		$18.94		$31.61

Income from Investment Operations:
Net investment income	0.21 (a)	0.21 (a)	0.18	(a)	0.12	(a)	0.13	(a)
Net realized and unrealized gain (loss) on investments	2.47	1.82	2.02	(b)	2.62		(8.70)

Total from investment operations	2.68	2.03	2.20		2.74		(8.57)

Less Distributions:
Distributions from and in excess of net investment income	(0.19)	(0.19)	(0.12)		(0.11)		(0.07)
Distributions from net realized gain on investments	(1.88)	(0.04)	—		(0.60)		(4.03)

Total distributions	(2.07)	(0.23)	(0.12)		(0.71)		(4.10)

Net increase (decrease) in net asset value	0.61	1.80	2.08		2.03		(12.67)

Net Asset Value, End of Period	$25.46	$24.85	$23.05		$20.97		$18.94

Total Return (c)	11.67%	8.82%	10.49%		15.36%		(30.96)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,406,145	$1,749,183	$1,528,981		$1,205,637		$754,671
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.80%	0.81%	0.83	%(d)	0.86%		0.83	%(d)
After reimbursement and/or waiver of expenses by Adviser	0.80%	0.81%	0.83	%(d)	0.86%		0.83	%(d)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.85%	0.84%	0.81%		0.66%		0.51%
After reimbursement and/or waiver of expenses by Adviser	0.85%	0.84%	0.81%		0.66%		0.51%
Portfolio Turnover	46.42%	63.48%	57.39	%(e)	35.09	%(f)	52.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Includes payments by affiliates of less than $0.005 per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(e)	Portfolio turnover rate excludes securities received from a reorganization.
(f)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

107

Aston Funds

ASTON/Montag & Caldwell Growth Fund – Class R	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$24.45	$22.70	$20.73		$18.69		$31.33

Income from Investment Operations:
Net investment income	0.09 (a)	0.08 (a)	0.07	(a)	0.03	(a)	—	(a)(b)
Net realized and unrealized gain (loss) on investments	2.43	1.80	1.98	(c)	2.61		(8.58)

Total from investment operations	2.52	1.88	2.05		2.64		(8.58)

Less Distributions:
Distributions from and in excess of net investment income	(0.07)	(0.09)	(0.08)		—		(0.03)
Distributions from net realized gain on investments	(1.88)	(0.04)	—		(0.60)		(4.03)

Total distributions	(1.95)	(0.13)	(0.08)		(0.60)		(4.06)

Net increase (decrease) in net asset value .	0.57	1.75	1.97		2.04		(12.64)

Net Asset Value, End of Period	$25.02	$24.45	$22.70		$20.73		$18.69

Total Return (d)	11.10%	8.29%	9.90%		14.87%		(31.28)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$8,771	$8,654	$7,292		$3,840		$266
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.30%	1.31%	1.33	%(e)	1.36%		1.33	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.30%	1.31%	1.33	%(e)	1.36%		1.33	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.35%	0.34%	0.31%		0.16%		0.01%
After reimbursement and/or waiver of expenses by Adviser	0.35%	0.34%	0.31%		0.16%		0.01%
Portfolio Turnover	46.42%	63.48%	57.39	%(f)	35.09	%(g)	52.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $0.005 per share.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Portfolio turnover rate excludes securities received from a reorganization.
(g)	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

108

Aston Funds

ASTON/Veredus Select Growth Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.77		$11.35		$9.07	$8.69	$16.77

Income from Investment Operations:
Net investment income (loss)	0.02	(a)	(0.02	)(a)	(0.04)	(0.01)	(0.06)
Net realized and unrealized gain income (loss) on investments	0.30		(0.56)		2.32	0.39	(5.60)

Total from investment operations	0.32		(0.58)		2.28	0.38	(5.66)

Less Distributions:
Distributions from and in excess of net investment income	—		—		— (b)	—	—
Distributions from net realized gain on investments	—		—		—	—	(2.42)

Total distributions	—		—		—	—	(2.42)

Net increase (decrease) in net asset value .	0.32		(0.58)		2.28	0.38	(8.08)

Net Asset Value, End of Period	$11.09		$10.77		$11.35	$9.07	$8.69

Total Return (c)	2.97%		(5.11)%		25.15%	4.37%	(39.09)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$10,614		$20,733		$42,567	$39,437	$37,142
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.44	%(d)	1.30%		1.33%	1.37%	1.34%
After reimbursement and/or waiver of expenses by Adviser	1.30	%(d)	1.30%		1.30%	1.30%	1.30%
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.09%		(0.15)%		(0.38)%	(0.24)%	(0.55)%
After reimbursement and/or waiver of expenses by Adviser	0.23%		(0.15)%		(0.35)%	(0.17)%	(0.51)%
Portfolio Turnover	202.81%		312.62%		325.01%	331.55%	387.57%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

109

Aston Funds

ASTON/Veredus Select Growth Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.92		$11.48	$9.16	$8.74	$16.83

Income from Investment Operations:
Net investment income (loss)	0.05	(a)	0.01 (a)	(0.01)	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	0.29		(0.57)	2.34	0.41	(5.65)

Total from investment operations	0.34		(0.56)	2.33	0.42	(5.67)

Less Distributions:
Distributions from and in excess of net investment income	(0.01)		—	(0.01)	—	—
Distributions from net realized gain on investments	—		—	—	—	(2.42)

Total distributions	(0.01)		—	(0.01)	—	(2.42)

Net increase (decrease) in net asset value .	0.33		(0.56)	2.32	0.42	(8.09)

Net Asset Value, End of Period	$11.25		$10.92	$11.48	$9.16	$8.74

Total Return (b)	3.19%		(4.88)%	25.39%	4.81%	(38.96)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,478		$59,544	$61,939	$47,699	$46,040
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.19	%(c)	1.05%	1.08%	1.12%	1.09%
After reimbursement and/or waiver of expenses by Adviser	1.05	%(c)	1.05%	1.05%	1.05%	1.05%
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.34%		0.10%	(0.13)%	0.01%	(0.30)%
After reimbursement and/or waiver of expenses by Adviser	0.48%		0.10%	(0.10)%	0.08%	(0.26)%
Portfolio Turnover	202.81%		312.62%	325.01%	331.55%	387.57%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

110

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$12.34		$11.83		$9.72	$8.34	$14.41

Income from Investment Operations:
Net investment income (loss)	—	(a)	(0.02)		— (a)	— (a)	0.04
Net realized and unrealized gain (loss) on investments	1.44		0.53		2.13	1.42	(4.94)

Total from investment operations	1.44		0.51		2.13	1.42	(4.90)

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.02)	(0.04)	(0.01)
Distributions from net realized gain on investments	(0.26)		—		—	—	(1.16)

Total distributions	(0.26)		—		(0.02)	(0.04)	(1.17)

Net increase (decrease) in net asset value .	1.18		0.51		2.11	1.38	(6.07)

Net Asset Value, End of Period	$13.52		$12.34		$11.83	$9.72	$8.34

Total Return (b)	11.94%		4.31%		21.95%	17.13%	(36.75)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,980		$24,354		$15,670	$10,486	$8,562
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.68	%(c)	1.62	%(c)	1.63%	1.95%	1.88%
After reimbursement and/or waiver of expenses by Adviser	1.20	%(c)	1.20	%(c)	1.20%	1.20%	1.20%
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.47)%		(0.63)%		(0.45)%	(0.77)%	(0.37)%
After reimbursement and/or waiver of expenses by Adviser	—	%(a)	(0.21)%		(0.02)%	(0.02)%	0.31%
Portfolio Turnover	52.56%		65.96%		81.75%	85.49%	93.82%

(a)	Represents less than $(0.005) per share or less than (0.005)%.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

111

Aston Funds

ASTON/TAMRO Diversified Equity Fund – Class I	October 31, 2012

Financial Highlights

	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$13.27

Income from Investment Operations:
Net investment loss	(0.05)
Net realized and unrealized gain on investments	0.33

Total from investment operations	0.28

Net increase in net asset value	0.28

Net Asset Value, End of Period	$13.55

Total Return (b)	2.04	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$569
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.45	%(d)
After reimbursement and/or waiver of expenses by Adviser	0.95	%(d)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.11	)%(d)
After reimbursement and/or waiver of expenses by Adviser	(0.61	)%(d)
Portfolio Turnover	52.56%

(a)	TAMRO Diversified Equity Fund began issuing Class I shares on March 1, 2012.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

112

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11	Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$11.31	$10.39	$10.00

Income from Investment Operations:
Net investment income	0.18 (b)	0.12 (b)	0.03
Net realized and unrealized gain on investments	0.91	0.81	0.36

Total from investment operations	1.09	0.93	0.39

Less Distributions:
Distributions from and in excess of net investment income	(0.11)	(0.01)	—
Distributions from net realized gain on investments	(0.56)	—	—

Total distributions	(0.67)	(0.01)	—

Net increase in net asset value	0.42	0.92	0.39

Net Asset Value, End of Period	$11.73	$11.31	$10.39

Total Return (c)	10.39%	9.09%	3.90	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$20,832	$6,089	$1,472
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.41%	2.38%	13.84	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.30%	1.30%	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.44%	(0.05)%	(11.94	)%(e)
After reimbursement and/or waiver of expenses by Adviser	1.55%	1.03%	0.60	%(e)
Portfolio Turnover	80.56%	189.70%	38.64	%(d)

(a)	Herndon Large Cap Value Fund began issuing Class N shares on March 30, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

113

Aston Funds

ASTON/Herndon Large Cap Value Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$11.33	$11.48

Income from Investment Operations:
Net investment income	0.21 (b)	0.10	(b)
Net realized and unrealized gain (loss) on investments	0.91	(0.25)

Total from investment operations	1.12	(0.15)

Less Distributions:
Distributions from and in excess of net investment income	(0.14)	—
Distributions from net realized gain on investments	(0.56)	—

Total distributions	(0.70)	—

Net increase (decrease) in net asset value	0.42	(0.15)

Net Asset Value, End of Period	$11.75	$11.33

Total Return (c)	10.69%	(1.31	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$34,575	$11,881
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.16%	2.13	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.05%	1.05	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.69%	0.20	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.80%	1.28	%(e)
Portfolio Turnover	80.56%	189.70%

(a)	Herndon Large Cap Value Fund began issuing Class I shares on March 1, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

114

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.04		$9.20		$8.31		$9.07		$15.57

Income from Investment Operations:
Net investment income	0.10	(a)	0.12	(a)	0.13		0.15		0.15
Net realized and unrealized gain (loss) on investments	0.94		0.83		0.89		0.41		(5.08)

Total from investment operations	1.04		0.95		1.02		0.56		(4.93)

Less Distributions:
Distributions from and in excess of net investment income	(0.04)		(0.11)		(0.13)		(0.15)		(0.16)
Distributions from net realized gain on investments	—		—		—		(1.17)		(1.41)

Total distributions	(0.04)		(0.11)		(0.13)		(1.32)		(1.57)

Net increase (decrease) in net asset value .	1.00		0.84		0.89		(0.76)		(6.50)

Net Asset Value, End of Period	$11.04		$10.04		$9.20		$8.31		$9.07

Total Return (b)	10.43%		10.44%		12.37%		8.60%		(34.85)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,105		$24,631		$19,984		$20,173		$19,704
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.58%		1.61%		1.19	%(c)	1.21%		1.18	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.26	%(d)	1.14	%(d)	1.07	%(c)	1.07	%(e)	1.02	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.60		0.80%		1.32%		1.77%		1.22%
After reimbursement and/or waiver of expenses by Adviser	0.92%		1.27%		1.44%		1.91%		1.38%
Portfolio Turnover	58.21%		59.07	%(f)	37.44%		39.00%		67.57%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 1.07% to 1.19%. Subsequently on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.30%.
(e)	The contractual expense limitation of 1.07%, which excludes interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 1.07% effective March 1, 2009. Voluntary expense waivers can end at any time.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

115

Aston Funds

ASTON/Cornerstone Large Cap Value Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.05		$9.19		$8.31		$9.06		$15.57

Income from Investment Operations:
Net investment income	0.11	(a)	0.16	(a)	0.15		0.17		0.20
Net realized and unrealized gain (loss) on investments	0.96		0.84		0.88		0.42		(5.10)

Total from investment operations	1.07		1.00		1.03		0.59		(4.90)

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.14)		(0.15)		(0.17)		(0.20)
Distributions from net realized gain on investments	—		—		—		(1.17)		(1.41)

Total distributions	(0.05)		(0.14)		(0.15)		(1.34)		(1.61)

Net increase (decrease) in net asset value .	1.02		0.86		0.88		(0.75)		(6.51)

Net Asset Value, End of Period	$11.07		$10.05		$9.19		$8.31		$9.06

Total Return (b)	10.66%		10.95%		12.53%		9.01%		(34.73)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,397		$126		$204,051		$205,580		$188,688
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.33%		1.36%		0.94	%(c)	0.96%		0.93	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.01	%(d)	0.89	%(d)	0.82	%(c)	0.82	%(e)	0.77	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.85%		1.05%		1.57%		2.02%		1.47%
After reimbursement and/or waiver of expenses by Adviser	1.17%		1.52%		1.69%		2.16%		1.63%
Portfolio Turnover	58.21%		59.07	%(f)	37.44%		39.00%		67.57%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expense to average net assets included interest expenses of less than 0.005% for each of the years ended October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Effective March 22, 2011, the Adviser changed the voluntary expense limitation from 0.82% to 0.94%. Subsequently on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.05%.
(e)	The contractual expense limitation of 0.82%, which excludes interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, was removed by the Adviser and replaced with a voluntary expense limitation of 0.82% effective March 1, 2009. Voluntary expense waivers can end at any time.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

116

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.68	$10.23	$8.58	$8.43	$12.58

Income from Investment Operations:
Net investment income	0.31 (a)	0.29 (a)	0.26 (a)	0.26 (a)	0.38
Net realized and unrealized gain (loss) on investments	1.05	0.42	1.62	0.08	(3.54)

Total from investment operations	1.36	0.71	1.88	0.34	(3.16)

Less Distributions:
Distributions from and in excess of net investment income	(0.30)	(0.26)	(0.23)	(0.19)	(0.32)
Return of capital	—	—	—	—	(0.01)
Distributions from net realized gain on investments	(0.07)	—	—	—	(0.66)

Total distributions	(0.37)	(0.26)	(0.23)	(0.19)	(0.99)

Net increase (decrease) in net asset value .	0.99	0.45	1.65	0.15	(4.15)

Net Asset Value, End of Period	$11.67	$10.68	$10.23	$8.58	$8.43

Total Return (b)	12.96%	6.94%	22.20%	4.33%	(26.82)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$338,166	$301,290	$135,544	$81,842	$51,504
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.12%	1.12%	1.14%	1.21%	1.35	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.12%	1.12%	1.14%	1.21%	1.30	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.74%	2.70%	2.69%	3.36%	3.81%
After reimbursement and/or waiver of expenses by Adviser	2.74%	2.70%	2.69%	3.36%	3.86%
Portfolio Turnover	28.17%	24.65%	29.92%	47.34%	48.95%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

117

Aston Funds

ASTON/River Road Dividend All Cap Value Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11	Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.67	$10.22	$8.57	$8.42	$12.57

Income from Investment Operations:
Net investment income	0.34 (a)	0.32 (a)	0.28 (a)	0.29 (a)	0.41
Net realized and unrealized gain (loss) on investments	1.05	0.42	1.63	0.07	(3.55)

Total from investment operations	1.39	0.74	1.91	0.36	(3.14)

Less Distributions:
Distributions from and in excess of net investment income	(0.33)	(0.29)	(0.26)	(0.21)	(0.34)
Return of capital	—	—	—	—	(0.01)
Distributions from net realized gain on investments	(0.07)	—	—	—	(0.66)

Total distributions	(0.40)	(0.29)	(0.26)	(0.21)	(1.01)

Net increase (decrease) in net asset value .	0.99	0.45	1.65	0.15	(4.15)

Net Asset Value, End of Period	$11.66	$10.67	$10.22	$8.57	$8.42

Total Return (b)	13.25%	7.21%	22.53%	4.59%	(26.66)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$586,043	$318,863	$137,629	$77,185	$144
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.87%	0.87%	0.89%	0.96%	1.10	%(c)
After reimbursement and/or waiver of expenses by Adviser	0.87%	0.87%	0.89%	0.96%	1.05	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.99%	2.95%	2.94%	3.61%	4.06%
After reimbursement and/or waiver of expenses by Adviser	2.99%	2.95%	2.94%	3.61%	4.11%
Portfolio Turnover	28.17%	24.65%	29.92%	47.34%	48.95%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expense of less than 0.005% for the year ended October 31, 2008, which is not included in the contractual expense limitation. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

118

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class N	October 31, 2012

Financial Highlights

	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.09	(b)
Net realized and unrealized gain on investments	0.41

Total from investment operations	0.50

Less Distributions:
Distributions from and in excess of net investment income	(0.06)

Total distributions	(0.06)

Net increase in net asset value	0.44

Net Asset Value, End of Period	$10.44

Total Return (c)	5.09	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,049
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	4.99	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.30	%(e)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.24	)%(e)
After reimbursement and/or waiver of expenses by Adviser	2.45	%(e)
Portfolio Turnover	5.58	%(d)(f)

(a)	River Road Dividend All Cap Value Fund II began issuing Class N shares on June 27, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

119

Aston Funds

ASTON/River Road Dividend All Cap Value Fund II – Class I	October 31, 2012

Financial Highlights

	Period Ended 10/31/12(a)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.10	(b)
Net realized and unrealized gain on investments	0.42

Total from investment operations	0.52

Less Distributions:
Distributions from and in excess of net investment income	(0.07)

Total distributions	(0.07)

Net increase in net asset value	0.45

Net Asset Value, End of Period	$10.45

Total Return (c)	5.17	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$9,370
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	4.74	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.05	%(e)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.99	)%(e)
After reimbursement and/or waiver of expenses by Adviser	2.70	%(e)
Portfolio Turnover	5.58	%(d)(f)

(a)	River Road Dividend All Cap Value Fund II began issuing Class I shares on June 27, 2012.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes securities received from processing a subscription-in-kind.

See accompanying Notes to Financial Statements.

120

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$29.76		$29.04		$22.73		$17.25		$32.32

Income from Investment Operations:
Net investment income (loss)	0.16		0.06	(a)	0.01		0.09		0.05
Net realized and unrealized gain (loss) on investments	3.13		0.82		6.35		5.82		(12.93)

Total from investment operations	3.29		0.88		6.36		5.91		(12.88)

Less Distributions:
Distributions from and in excess of net investment income	(0.05)		(0.08)		(0.05)		(0.14)		—
Distributions from net realized gain on investments	(0.21)		(0.08)		—		(0.29)		(2.19)

Total distributions	(0.26)		(0.16)		(0.05)		(0.43)		(2.19)

Net increase (decrease) in net asset value .	3.03		0.72		6.31		5.48		(15.07)

Net Asset Value, End of Period	$32.79		$29.76		$29.04		$22.73		$17.25

Total Return (b)	11.15%		2.98%		28.01%		35.60%		(42.50)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,561,510		$1,502,266		$1,469,354		$842,233		$508,886
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.11	%(c)	1.14	%(c)	1.14	%(c)	1.20	%(c)	1.16	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.11	%(c)	1.14	%(c)	1.14	%(c)	1.20	%(c)	1.16	%(c)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.50%		0.21%		—	%(d)	0.46%		0.18%
After reimbursement and/or waiver of expenses by Adviser	0.50%		0.21%		—	%(d)	0.46%		0.18%
Portfolio Turnover	28.06	%(e)	11.20%		13.82%		17.72%		22.58%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Represents less than 0.005%.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

121

Aston Funds

ASTON/Fairpointe Mid Cap Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$30.20		$29.41		$23.00		$17.47		$32.64

Income from Investment Operations:
Net investment income	0.24		0.14	(a)	0.07		0.13		0.11
Net realized and unrealized gain (loss) on investments	3.18		0.82		6.43		5.89		(13.09)

Total from investment operations	3.42		0.96		6.50		6.02		(12.98)

Less Distributions:
Distributions from and in excess of net investment income	(0.13)		(0.09)		(0.09)		(0.20)		—
Distributions from net realized gain on investment	(0.21)		(0.08)		—		(0.29)		(2.19)

Total distributions	(0.34)		(0.17)		(0.09)		(0.49)		(2.19)

Net increase (decrease) in net asset value	3.08		0.79		6.41		5.53		(15.17)

Net Asset Value, End of Period	$33.28		$30.20		$29.41		$23.00		$17.47

Total Return (b)	11.46%		3.22%		28.31%		35.97%		(42.39)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,464,222		$1,339,223		$499,651		$150,953		$93,176
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.86	%(c)	0.89	%(c)	0.89	%(c)	0.95	%(c)	0.91	%(c)
After reimbursement and/or waiver of expenses by Adviser	0.86	%(c)	0.89	%(c)	0.89	%(c)	0.95	%(c)	0.91	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.75%		0.46%		0.25%		0.71%		0.43%
After reimbursement and/or waiver of expenses by Adviser	0.75%		0.46%		0.25%		0.71%		0.43%
Portfolio Turnover	28.06	%(d)	11.20%		13.82%		17.72%		22.58%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011, October 31, 2010, October 31, 2009 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

122

Aston Funds

ASTON/Montag & Caldwell Mid Cap Growth Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Period Ended 10/31/08(a)
Net Asset Value, Beginning of Period	$9.71		$8.51		$6.83	$5.85	$10.00

Income from Investment Operations:
Net investment loss	(0.07	)(b)	(0.07)		(0.04)	(0.04)	(0.05)
Net realized and unrealized gain (loss) on investments	0.72		1.27		1.74	1.02	(4.10)

Total from investment operations	0.65		1.20		1.70	0.98	(4.15)

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.02)	—	—

Total distributions	—		—		(0.02)	—	—

Net increase (decrease) in net asset value	0.65		1.20		1.68	0.98	(4.15)

Net Asset Value, End of Period	$10.36		$9.71		$8.51	$6.83	$5.85

Total Return (c)	6.70%		14.10%		24.85%	16.75%	(41.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,369		$4,507		$3,399	$2,959	$1,815
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.50%		3.07%		3.55%	5.02%	5.80	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.25	%(f)	1.39	%(f)	1.40%	1.40%	1.40	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.88)%		(2.39)%		(2.75)%	(4.13)%	(5.07	)%(e)
After reimbursement and/or waiver of expenses by Adviser	(0.63)%		(0.71)%		(0.60)%	(0.51)%	(0.67	)%(e)
Portfolio Turnover	36.60%		29.31%		31.49%	54.37%	63.66	%(d)

(a)	Montag & Caldwell Mid Cap Growth Fund began issuing Class N shares on November 1, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through September 29, 2011 the Adviser contractually waived management fees and/or reimbursed expenses so that the net expense ratio is no more than 1.40%, excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses. Effective September 30, 2011, the Adviser implemented a voluntary expense limitation of 1.25%. Subsequently on February 29, 2012, the Adviser removed the voluntary expense limitation and replaced it with a contractual expense limitation of 1.25%.

See accompanying Notes to Financial Statements.

123

Aston Funds

ASTON/Veredus Small Cap Growth Fund – Class N (formerly the ASTON/Veredus Aggressive Growth Fund)	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$12.36		$11.80		$8.97		$8.38		$22.42

Income from Investment Operations:
Net investment loss	(0.12	)(a)	(0.14	)(a)	(0.14	)(a)	(0.10)		(0.17)
Net realized and unrealized gain (loss) on investments	0.79		0.70		2.97		0.74		(8.31)

Total from investment operations	0.67		0.56		2.83		0.64		(8.48)

Less Distributions:
Distributions from net realized gain on investments	—		—		—		(0.05)		(5.56)

Total distributions	—		—		—		(0.05)		(5.56)

Net increase (decrease) in net asset value .	0.67		0.56		2.83		0.59		(14.04)

Net Asset Value, End of Period	$13.03		$12.36		$11.80		$8.97		$8.38

Total Return (b)	5.42%		4.75%		31.55%		7.79%		(47.87)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$21,763		$26,300		$33,594		$32,140		$43,149
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.83%		1.65	%(c)	1.63%		1.82	%(c)	1.55	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.49%		1.49	%(c)	1.49%		1.49	%(c)	1.49	%(c)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.32)%		(1.19)%		(1.40)%		(1.48)%		(1.21)%
After reimbursement and/or waiver of expenses by Adviser	(0.98)%		(1.03)%		(1.27)%		(1.15)%		(1.15)%
Portfolio Turnover	158.83	%(d)	197.43%		187.83%		264.98%		166.19%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2009 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

124

Aston Funds

ASTON/Veredus Small Cap Growth Fund – Class I (formerly the ASTON/Veredus Aggressive Growth Fund)	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$12.80		$12.19		$9.25		$8.61		$22.83

Income from Investment Operations:
Net investment loss	(0.09	)(a)	(0.11	)(a)	(0.11	)(a)	(0.08)		(0.21)
Net realized and unrealized gain (loss) on investments	0.82		0.72		3.05		0.77		(8.45)

Total from investment operations	0.73		0.61		2.94		0.69		(8.66)

Less Distributions:
Distributions from net realized gain on investments	—		—		—		(0.05)		(5.56)

Total distributions	—		—		—		(0.05)		(5.56)

Net increase (decrease) in net asset value .	0.73		0.61		2.94		0.64		(14.22)

Net Asset Value, End of Period	$13.53		$12.80		$12.19		$9.25		$8.61

Total Return (b)	5.62%		5.09%		31.78%		8.16%		(47.77)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$2,400		$16,891		$16,190		$13,356		$16,719
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.58%		1.40	%(c)	1.38%		1.57	%(c)	1.30	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.24%		1.24	%(c)	1.24%		1.24	%(c)	1.24	%(c)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(1.07)%		(0.94)%		(1.15)%		(1.23)%		(0.96)%
After reimbursement and/or waiver of expenses by Adviser	(0.73)%		(0.78)%		(1.02)%		(0.90)%		(0.90)%
Portfolio Turnover	158.83	%(d)	197.43%		187.83%		264.98%		166.19%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2009 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

125

Aston Funds

ASTON Small Cap Growth Fund – Class N (formerly the ASTON/Crosswind Small Cap Growth Fund)	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$9.95		$10.00

Income from Investment Operations:
Net investment loss	(0.12	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	1.59		(0.01)

Total from investment operations	1.47		(0.05)

Net increase (decrease) in net asset value	1.47		(0.05)

Net Asset Value, End of Period	$11.42		$9.95

Total Return (c)	14.77%		(0.50	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,659		$5,411
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.86%		8.27	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.35%		1.35	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(2.68)%		(8.14	)%(e)
After reimbursement and/or waiver of expenses by Adviser	(1.17)%		(1.21	)%(e)
Portfolio Turnover	168.05	%(f)	205.85	%(d)

(a)	Small Cap Growth Fund began issuing Class N shares on November 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

126

Aston Funds

ASTON Small Cap Growth Fund – Class I (formerly the ASTON/Crosswind Small Cap Growth Fund)	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Period Ended 10/31/11(a)

Net Asset Value, Beginning of Period	$9.97		$12.40

Income from Investment Operations:
Net investment loss	(0.10	)(b)	(0.04)
Net realized and unrealized gain (loss) on investments	1.59		(2.39)

Total from investment operations	1.49		(2.43)

Net increase (decrease) in net asset value	1.49		(2.43)

Net Asset Value, End of Period	$11.46		$9.97

Total Return (c)	14.95%		(19.60	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$755		$2,551
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.61%		6.25	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.10%		1.10	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(2.43)%		(6.11	)%(e)
After reimbursement and/or waiver of expenses by Adviser	(0.92)%		(0.96	)%(e)
Portfolio Turnover	168.05	%(f)	205.85	%(d)

(a)	Small Cap Growth Fund began issuing Class I shares on May 31, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

127

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class N	October 31, 2012

Financial Highlights

	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments	0.89

Total from investment operations	0.90

Net increase in net asset value	0.90

Net Asset Value, End of Period	$10.90

Total Return (b)	9.00	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$750
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	5.10	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.40	%(d)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(3.51	)%(d)
After reimbursement and/or waiver of expenses by Adviser	0.19	%(d)
Portfolio Turnover	26.22	%(c)(e)

(a)	Silvercrest Small Cap Fund began issuing Class N shares on December 23, 2011.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

128

Aston Funds

ASTON/Silvercrest Small Cap Fund – Class I	October 31, 2012

Financial Highlights

	Period Ended 10/31/12(a)

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.90

Total from investment operations	0.93

Net increase in net asset value	0.93

Net Asset Value, End of Period	$10.93

Total Return (b)	9.30	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$4,962
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	4.85	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.15	%(d)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(3.26	)%(d)
After reimbursement and/or waiver of expenses by Adviser	0.44	%(d)
Portfolio Turnover	26.22	%(c)(e)

(a)	Silvercrest Small Cap Fund began issuing Class I shares on December 23, 2011.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

129

Aston Funds

ASTON/TAMRO Small Cap Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08
Net Asset Value, Beginning of Period	$20.57		$19.42		$14.67		$13.64		$20.99

Income from Investment Operations:
Net investment income (loss)	(0.12	)(a)	(0.15	)(a)	(0.08	)(a)	(0.05	)(a)	0.05
Net realized and unrealized gain (loss) on investments	2.09		1.75		4.83		1.08		(6.43)

Total from investment operations	1.97		1.60		4.75		1.03		(6.38)

Less Distributions:
Distributions from net realized gain on investments	(2.02)		(0.45)		—		—		(0.97)

Total distributions	(2.02)		(0.45)		—		—		(0.97)

Net increase (decrease) in net asset value .	(0.05)		1.15		4.75		1.03		(7.35)

Net Asset Value, End of Period	$20.52		$20.57		$19.42		$14.67		$13.64

Total Return (b)	10.70%		8.16%		32.29%		7.63%		(31.58)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$389,125		$375,969		$335,809		$241,524		$159,965
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.28	%(c)	1.29%		1.34%		1.37%		1.32%
After reimbursement and/or waiver of expenses by Adviser	1.28	%(c)	1.29%		1.34%		1.36	%(d)	1.30%
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.59)%		(0.69)%		(0.49)%		(0.41)%		0.29%
After reimbursement and/or waiver of expenses by Adviser	(0.59)%		(0.69)%		(0.49)%		(0.40)%		0.31%
Portfolio Turnover	48.22	%(e)	47.25%		62.13%		89.92%		66.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	The Adviser removed the contractual expense limitation of 1.30%, excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.
(e)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

130

Aston Funds

ASTON/TAMRO Small Cap Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$20.91		$19.69		$14.87		$13.79		$21.16

Income from Investment Operations:
Net investment income (loss)	(0.07	)(a)	(0.09	)(a)	(0.04	)(a)	(0.02	)(a)	0.02
Net realized and unrealized gain (loss) on investments	2.14		1.76		4.87		1.12		(6.42)

Total from investment operations	2.07		1.67		4.83		1.10		(6.40)

Less Distributions:
Distributions from and in excess of net investment income	—		—		(0.01)		(0.02)		—
Distributions from net realized gain on investments	(2.02)		(0.45)		—		—		(0.97)

Total distributions	(2.02)		(0.45)		(0.01)		(0.02)		(0.97)

Net increase (decrease) in net asset value .	0.05		1.22		4.82		1.08		(7.37)

Net Asset Value, End of Period	$20.96		$20.91		$19.69		$14.87		$13.79

Total Return (b)	10.98%		8.40%		32.62%		7.94%		(31.42)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$635,663		$625,315		$549,627		$515,592		$238,399
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.03	%(c)	1.04%		1.09%		1.12%		1.07%
After reimbursement and/or waiver of expenses by Adviser	1.03	%(c)	1.04%		1.09%		1.11	%(d)	1.05%
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(0.34)%		(0.44)%		(0.24)%		(0.16)%		0.54%
After reimbursement and/or waiver of expenses by Adviser	(0.34)%		(0.44)%		(0.24)%		(0.15)%		0.56%
Portfolio Turnover	48.22	%(e)	47.25%		62.13%		89.92%		66.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	The Adviser removed the contractual expense limitation of 1.05%, excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.
(e)	Portfolio turnover rate excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

131

Aston Funds

ASTON/River Road Select Value Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$9.54		$9.01		$7.71		$7.13		$10.13

Income from Investment Operations:
Net investment income (loss)	0.01	(a)	(0.02	)(a)	0.02	(a)	—	(a)(b)	—	(a)(b)
Net realized and unrealized gain (loss) on investments	1.01		0.66		1.28		0.59		(3.00)

Total from investment operations	1.02		0.64		1.30		0.59		(3.00)

Less Distributions:
Distributions from net investment income	—		(0.03)		—		(0.01)		—
Distributions from net realized gains on investments	(2.06)		(0.08)		—		—		—

Total distributions	(2.06)		(0.11)		—		(0.01)		—

Net increase (decrease) in net asset value	(1.04)		0.53		1.30		0.58		(3.00)

Net Asset Value, End of Period	$8.50		$9.54		$9.01		$7.71		$7.13

Total Return (c)	12.87%		7.12%		16.86%		8.33%		(29.62)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$6,270		$13,160		$52,522		$41,801		$26,714
Ratios of expenses to average net assets:
Before recoupment and/or waiver of expenses by Adviser	1.43	%(d)	1.42	%(d)	1.41	%(d)	1.44%		1.56%
After recoupment and/or waiver of expenses by Adviser	1.43	%(d)	1.42	%(d)	1.43	%(d)	1.50%		1.50%
Ratios of net investment income (loss) to average net assets:
Before recoupment and/or waiver of expenses by Adviser	0.07%		(0.18)%		0.31%		0.04%		(0.08)%
After recoupment and/or waiver of expenses by Adviser	0.07%		(0.18)%		0.29%		(0.02)%		(0.02)%
Portfolio Turnover	38.84%		48.22%		53.73%		44.09%		54.93%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	Represents less than $(0.005) per share.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

132

Aston Funds

ASTON/River Road Select Value Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$9.59		$9.04		$7.73		$7.14	$10.13

Income from Investment Operations:
Net investment income	0.03	(a)	0.01	(a)	0.05	(a)	0.02 (a)	0.02 (a)
Net realized and unrealized gain (loss) on investments	1.02		0.67		1.28		0.59	(3.00)

Total from investment operations	1.05		0.68		1.33		0.61	(2.98)

Less Distributions:
Distributions from net investment income	—		(0.05)		(0.02)		(0.02)	(0.01)
Distributions from net realized gains on investments	(2.06)		(0.08)		—		—	—

Total distributions	(2.06)		(0.13)		(0.02)		(0.02)	(0.01)

Net increase (decrease) in net asset value	(1.01)		0.55		1.31		0.59	(2.99)

Net Asset Value, End of Period	$8.58		$9.59		$9.04		$7.73	$7.14

Total Return (b)	13.18%		7.56%		17.19%		8.52%	(29.49)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$156,510		$130,527		$163,232		$167,334	$84,002
Ratios of expenses to average net assets:
Before recoupment and/or waiver of expenses by Adviser	1.18	%(c)	1.17	%(c)	1.16	%(c)	1.19%	1.31%
After recoupment and/or waiver of expenses by Adviser	1.18	%(c)	1.17	%(c)	1.18	%(c)	1.25%	1.25%
Ratios of net investment income (loss) to average net assets:
Before recoupment and/or waiver of expenses by Adviser	0.32%		0.07%		0.56%		0.29%	0.17%
After recoupment and/or waiver of expenses by Adviser	0.32%		0.07%		0.54%		0.23%	0.23%
Portfolio Turnover	38.84%		48.22%		53.73%		44.09%	54.93%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012, October 31, 2011 and October 31, 2010, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

133

Aston Funds

ASTON/River Road Small Cap Value Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$12.20	$11.60		$10.22		$9.30		$14.37

Income from Investment Operations:
Net investment income (loss)	0.03 (a)	(0.03)		0.03		0.01		0.01	(a)
Net realized and unrealized gain (loss) on investments	1.33	0.67		1.36		0.92		(4.54)

Total from investment operations	1.36	0.64		1.39		0.93		(4.53)

Less Distributions:
Distributions from and in excess of net investment income	—	(0.04)		(0.01)		(0.01)		—
Distributions from net realized gain on investments	—	—		—		—		(0.54)

Total distributions	—	(0.04)		(0.01)		(0.01)		(0.54)

Net increase (decrease) in net asset value	1.36	0.60		1.38		0.92		(5.07)

Net Asset Value, End of Period	$13.56	$12.20		$11.60		$10.22		$9.30

Total Return (b)	11.15%	5.46%		13.60%		9.99%		(32.51)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$49,154	$91,347		$213,326		$216,221		$160,245
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.37%	1.37	%(c)	1.39	%(c)	1.40%		1.45	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.37%	1.37	%(c)	1.39	%(c)	1.40	%(d)	1.45	%(c)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.22%	(0.13)%		0.27%		0.05%		0.08%
After reimbursement and/or waiver of expenses by Adviser	0.22%	(0.13)%		0.27%		0.05%		0.08%
Portfolio Turnover	26.95%	42.29%		51.05%		35.83%		57.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	The Adviser removed the contractual expense limitation of 1.50%, excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.

134

Aston Funds

ASTON/River Road Small Cap Value Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08

Net Asset Value, Beginning of Period	$12.22	$11.62		$10.24		$9.32		$14.37

Income from Investment Operations:
Net investment income	0.06 (a)	0.01		0.06		0.03		0.04	(a)
Net realized and unrealized gain (loss) on investments	1.34	0.65		1.35		0.92		(4.54)

Total from investment operations	1.40	0.66		1.41		0.95		(4.50)

Less Distributions:
Distributions from and in excess of net investment income	—	(0.06)		(0.03)		(0.03)		(0.01)
Distributions from net realized gain on investments	—	—		—		—		(0.54)

Total distributions	—	(0.06)		(0.03)		(0.03)		(0.55)

Net increase (decrease) in net asset value	1.40	0.60		1.38		0.92		(5.05)

Net Asset Value, End of Period	$13.62	$12.22		$11.62		$10.24		$9.32

Total Return (b)	11.46%	5.70%		13.80%		10.31%		(32.34)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$240,075	$246,141		$255,344		$282,542		$114,666
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.12%	1.12	%(c)	1.14	%(c)	1.15%		1.20	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.12%	1.12	%(c)	1.14	%(c)	1.15	%(d)	1.20	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.47%	0.12%		0.52%		0.30%		0.33%
After reimbursement and/or waiver of expenses by Adviser	0.47%	0.12%		0.52%		0.30%		0.33%
Portfolio Turnover	26.95%	42.29%		51.05%		35.83%		57.32%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	The Adviser removed the contractual expense limitation of 1.25%, excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses, effective March 1, 2009.

See accompanying Notes to Financial Statements.

135

Aston Funds

ASTON/River Road Independent Value Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.75		$10.00

Income from Investment Operations:
Net investment loss	(0.09	)(b)	(0.07	)(b)
Net realized and unrealized gain on investments	0.88		0.82

Total from investment operations	0.79		0.75

Less Distributions:
Distributions from net realized gain on investments	(0.12)		—

Total distributions	(0.12)		—

Net increase in net asset value	0.67		0.75

Net Asset Value, End of Period	$11.42		$10.75

Total Return (c)	7.41%		7.50	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$362,416		$306,223
Ratios of expenses to average net assets:
Before reimbursement, waiver, and/or earnings credit of expenses by Adviser	1.44	%(f)	1.59	%(e)
After reimbursement, waiver, and/or earnings credit of expenses by Adviser	1.42	%(f)	1.42	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement, waiver, and/or earnings credit of expenses by Adviser	(0.81)%		(0.98	)%(e)
After reimbursement, waiver, and/or earnings credit of expenses by Adviser	(0.79)%		(0.80	)%(e)
Portfolio Turnover	141.17%		105.69	%(d)

(a)	River Road Independent Value Fund began issuing Class N shares on December 30, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

136

Aston Funds

ASTON/River Road Independent Value Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.75		$10.92

Income from Investment Operations:
Net investment loss	(0.06	)(b)	(0.02	)(b)
Net realized and unrealized gain (loss) on investments	0.89		(0.15)

Total from investment operations	0.83		(0.17)

Less Distributions:
Distributions from net realized gain on investments	(0.12)		—

Total distributions	(0.12)		—

Net increase (decrease) in net asset value	0.71		(0.17)

Net Asset Value, End of Period	$11.46		$10.75

Total Return (c)	7.68%		(1.47	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$338,234		$85,478
Ratios of expenses to average net assets:
Before reimbursement, waiver, and/or earnings credit of expenses by Adviser	1.19	%(f)	1.34	%(e)
After reimbursement, waiver, and/or earnings credit of expenses by Adviser	1.17	%(f)	1.17	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement, waiver, and/or earnings credit of expenses by Adviser	(0.56)%		(0.73	)%(e)
After reimbursement, waiver, and/or earnings credit of expenses by Adviser	(0.54)%		(0.55	)%(e)
Portfolio Turnover	141.17%		105.69	%(d)

(a)	River Road Independent Value Fund began issuing Class I shares on May 31, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

137

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$10.44	$10.00

Income from Investment Operations:
Net investment income	0.33 (b)	0.12	(b)
Net realized and unrealized gain on investments	0.72	0.41

Total from investment operations	1.05	0.53

Less Distributions:
Distributions from and in excess of net investment income	(0.37)	(0.09)
Distributions from net realized gain on investments	(0.02)	—

Total distributions	(0.39)	(0.09)

Net increase in net asset value	0.66	0.44

Net Asset Value, End of Period	$11.10	$10.44

Total Return (c)	10.25%	5.33	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$71,546	$22,657
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.35%	3.16	%(e)
After reimbursement and/or waiver of expenses by Adviser	0.94%	0.94	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.59%	1.63	%(e)
After reimbursement and/or waiver of expenses by Adviser	3.01%	3.85	%(e)
Portfolio Turnover	118.67%	38.49	%(d)

(a)	DoubleLine Core Plus Fixed Income Fund began issuing Class N shares on July 15, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

138

Aston Funds

ASTON/DoubleLine Core Plus Fixed Income Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period		$10.44	$10.00

Income from Investment Operations:
Net investment income		0.35 (b)	0.13	(b)
Net realized and unrealized gain on investments		0.73	0.41

Total from investment operations		1.08	0.54

Less Distributions:
Distributions from and in excess of net investment income		(0.40)	(0.10)
Distributions from net realized gain on investments		(0.02)	—

Total distributions		(0.42)	(0.10)

Net increase in net asset value		0.66	0.44

Net Asset Value, End of Period	$11.10		$10.44

Total Return (c)		10.52%	5.38	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)		$105,335	$4,486
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser		1.10%	2.91	%(e)
After reimbursement and/or waiver of expenses by Adviser		0.69%	0.69	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser		2.84%	1.88	%(e)
After reimbursement and/or waiver of expenses by Adviser		3.26%	4.10	%(e)
Portfolio Turnover		118.67%	38.49	%(d)

(a)	DoubleLine Core Plus Fixed Income Fund began issuing Class I shares on July 15, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

139

Aston Funds

ASTON/TCH Fixed Income Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.59	$10.49		$10.02	$8.60	$9.73

Income from Investment Operations:
Net investment income	0.45 (a)	0.47	(a)	0.50 (a)	0.49 (a)	0.47
Net realized and unrealized gain (loss) on investments	0.56	0.10		0.47	1.44	(1.10)

Total from investment operations	1.01	0.57		0.97	1.93	(0.63)

Less Distributions:
Distributions from and in excess of net investment income	(0.49)	(0.47)		(0.50)	(0.51)	(0.50)

Total distributions	(0.49)	(0.47)		(0.50)	(0.51)	(0.50)

Net increase (decrease) in net asset value .	0.52	0.10		0.47	1.42	(1.13)

Net Asset Value, End of Period	$11.11	$10.59		$10.49	$10.02	$8.60

Total Return (b)	9.74%	5.62%		9.98%	22.99%	(6.89)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$59,772	$62,346		$46,274	$47,008	$42,765
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.02%	1.14%		0.98%	0.96%	1.06%
After reimbursement and/or waiver of expenses by Adviser	0.86%	0.88	%(c)	0.62%	0.61%	0.65	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	4.03%	4.20%		4.51%	4.93%	4.59%
After reimbursement and/or waiver of expenses by Adviser	4.19%	4.46%		4.87%	5.28%	5.00%
Portfolio Turnover	57.43%	37.51%		23.92%	40.81%	78.39%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	The Adviser’s contractual expense limitation, which affects the net expense ratio, was changed from 0.74% to 0.64% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser’s expense reimbursement level changed from 0.64% to 0.74%. Subsequently, on March 1, 2011, the Adviser’s expense reimbursement level changed from 0.74% to 0.94%. The contractual expense limitation excludes interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

140

Aston Funds

ASTON/TCH Fixed Income Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08
Net Asset Value, Beginning of Period	$10.59	$10.49		$10.02	$8.60	$9.73

Income from Investment Operations:
Net investment income	0.47 (a)	0.49	(a)	0.51 (a)	0.50 (a)	0.48
Net realized and unrealized gain (loss) on investments	0.55	0.11		0.48	1.44	(1.09)

Total from investment operations	1.02	0.60		0.99	1.94	(0.61)

Less Distributions:
Distributions from and in excess of net investment income	(0.50)	(0.50)		(0.52)	(0.52)	(0.52)

Total distributions	(0.50)	(0.50)		(0.52)	(0.52)	(0.52)

Net increase (decrease) in net asset value .	0.52	0.10		0.47	1.42	(1.13)

Net Asset Value, End of Period	$11.11	$10.59		$10.49	$10.02	$8.60

Total Return (b)	9.93%	5.89%		10.11%	23.14%	(6.65)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$10,396	$10,423		$14,881	$20,276	$25,891
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.85%	0.89%		0.85%	0.84%	0.81%
After reimbursement and/or waiver of expenses by Adviser	0.69%	0.63	%(c)	0.49%	0.49%	0.40	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	4.20%	4.45%		4.64%	5.05%	4.84%
After reimbursement and/or waiver of expenses by Adviser	4.36%	4.71%		5.00%	5.40%	5.25%
Portfolio Turnover	57.43%	37.51%		23.92%	40.81%	78.39%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	The Adviser’s contractual expense limitation, which affects the net expense ratio, was changed from 0.49% to 0.39% on September 1, 2007. Subsequently, on October 1, 2008, the Adviser’s expense reimbursement level changed from 0.39% to 0.49%. Subsequently, on March 1, 2011, the Adviser’s expense reimbursement level changed from 0.49% to 0.69%. The contractual expense limitation excludes interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

141

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$11.94		$11.97		$11.48

Income from Investment Operations:
Net investment income (loss)	0.04	(b)	(0.01	)(b)	0.04	(b)
Net realized and unrealized gain on investments	0.59		0.13		0.45

Total from investment operations	0.63		0.12		0.49

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.08)		—
Distributions from capital gains	—		(0.07)		—

Total distributions	(0.18)		(0.15)		—

Net increase (decrease) in net asset value	0.45		(0.03)		0.49

Net Asset Value, End of Period	$12.39		$11.94		$11.97

Total Return (c)	5.34%		0.92%		4.27	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$33,719		$17,626		$8,296
Ratios of expenses to average net assets:
Before reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser (e)	1.41	%(g)(i)	1.53%		2.19	%(f)
After reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser (e)	1.45	%(g)(i)	1.45%		1.45	%(f)(h)
Ratios of net investment income (loss) to average net assets:
Before reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	0.36	%(g)	(0.17)%		(0.25	)%(f)
After reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	0.32	%(g)	(0.10)%		0.49	%(f)
Portfolio Turnover	45.60%		79.77%		116.68%

(a)	Lake Partners LASSO Alternatives Fund began issuing Class N shares on March 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(h)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.60% to 1.45% excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(i)	Ratios of expenses to average net assets includes Earnings Credits of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

142

Aston Funds

ASTON/Lake Partners LASSO Alternatives Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11	Year Ended 10/31/10		Period Ended 10/31/09(a)

Net Asset Value, Beginning of Period	$11.97		$11.98	$11.15		$10.00

Income from Investment Operations:
Net investment income (loss)	0.07	(b)	0.02 (b)	0.08	(b)	(—	)(c)
Net realized and unrealized gain on investments	0.59		0.13	0.89		1.15

Total from investment operations	0.66		0.15	0.97		1.15

Less Distributions:
Distributions from and in excess of net investment income	(0.21)		(0.09)	(0.07)		—
Distributions from net realized gain on investments	—		(0.07)	(0.07)		—

Total distributions	(0.21)		(0.16)	(0.14)		—

Net increase (decrease) in net asset value	0.45		(0.01)	0.83		1.15

Net Asset Value, End of Period	$12.42		$11.97	$11.98		$11.15

Total Return (d)	5.56%		1.22%	8.74%		11.50	%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$253,343		$189,999	$19,723		$1,845
Ratios of expenses to average net assets:
Before reimbursement, waiver and/or recoupment of expenses by Adviser (f)	1.16	%(h)(i)	1.28%	2.32%		18.16	%(g)
After reimbursement, waiver and/or recoupment of expenses by Adviser (f)	1.20	%(h)(i)	1.20%	1.24	%(j)	1.35	%(g)
Ratios of net investment income (loss) to average net assets:
Before reimbursement, waiver and/or recoupment of expenses by Adviser	0.61	%(h)	0.08%	(0.41)%		(16.92	)%(g)
After reimbursement, waiver and/or recoupment of expenses by Adviser	0.57	%(h)	0.15%	0.67%		(0.11	)%(g)
Portfolio Turnover	45.60%		79.77%	116.68%		65.93	%(e)

(a)	Lake Partners LASSO Alternatives Fund began issuing Class I shares on March 31, 2009.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Represents less than $(0.005) per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Ratios of expenses and net investment income to average net assets include advisory fee waiver of less than 0.005% for the year ended October 31, 2012.
(i)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I in the Notes to Financial Statements.
(j)	Effective March 30, 2010, the contractual expense limitation was decreased from 1.35% to 1.20% excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

143

Aston Funds

ASTON Dynamic Allocation Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Period Ended 10/31/08(a)

Net Asset Value, Beginning of Period	$9.54	$9.25		$9.17		$8.24	$10.00

Income from Investment Operations:
Net investment income (loss)	0.05 (b)	(0.03	)(b)	0.05		0.06	0.07
Net realized and unrealized income (loss) on investments	(0.17)	0.66		0.66		0.99 (c)	(1.76)

Total from investment operations	(0.12)	0.63		0.71		1.05	(1.69)

Less Distributions:
Distributions from and in excess of net investment income	(0.02)	(0.03)		(0.05)		(0.12)	(0.07)
Distributions from net realized gains on investments	(0.89)	(0.31)		(0.58)		—	—

Total distributions	(0.91)	(0.34)		(0.63)		(0.12)	(0.07)

Net increase (decrease) in net asset value	(1.03)	0.29		0.08		0.93	(1.76)

Net Asset Value, End of Period	$8.51	$9.54		$9.25		$9.17	$8.24

Total Return (d)	(1.17)%	6.86%		7.92%		12.98%	(16.98	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$23,736	$44,847		$54,234		$39,191	$6,070
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser (f)	1.55%	1.58%		1.45	%(h)	1.69%	5.11	%(g)(h)
After reimbursement and/or waiver of expenses by Adviser (f)	1.30%	1.30%		1.30	%(h)	1.30%	1.31	%(g)(h)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.28%	(0.63)%		0.38%		0.39%	(2.48	)%(g)
After reimbursement and/or waiver of expenses by Adviser	0.53%	(0.35)%		0.53%		0.78%	1.32	%(g)
Portfolio Turnover	445.24%	387.35%		519.43%		365.93%	498.68	%(e)

(a)	Dynamic Allocation Fund began issuing Class N shares on January 9, 2008.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)	Annualized.
(h)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2010 and 0.01% for the period ended October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

144

Aston Funds

ASTON Dynamic Allocation Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$9.55	$9.28

Income from Investment Operations:
Net investment income (loss)	0.07 (b)	(0.01	)(b)
Net realized and unrealized gain (loss) on investments	(0.18)	0.64

Total from investment operations	(0.11)	0.63

Less Distributions:
Distributions from and in excess of net investment income	(0.02)	(0.05)
Distributions from net realized gains on investments	(0.89)	(0.31)

Total distributions	(0.91)	(0.36)

Net increase (decrease) in net asset value	(1.02)	0.27

Net Asset Value, End of Period	$8.53	$9.55

Total Return (c)	(1.01)%	6.89	(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$5,777	$4,393
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser (e)	1.30%	1.33	%(f)
After reimbursement and/or waiver of expenses by Adviser (e)	1.05%	1.05	%(f)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.53%	(0.38	)%(f)
After reimbursement and/or waiver of expenses by Adviser	0.78%	(0.10	)%(f)
Portfolio Turnover	445.24%	387.35%

(a)	Dynamic Allocation Fund began issuing Class I shares on November 1, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.

See accompanying Notes to Financial Statements.

145

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class N (formerly the ASTON/M.D. Sass Enhanced Equity Fund)	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09		Period Ended 10/31/08(a)

Net Asset Value, Beginning of Period	$9.61		$9.41		$8.57	$8.09		$10.00

Income from Investment Operations:
Net investment income	0.16		0.14		0.10	0.11		0.14
Net realized and unrealized gain (loss) on investments	0.11		0.56		0.84	1.02		(1.91)

Total from investment operations	0.27		0.70		0.94	1.13		(1.77)

Less Distributions:
Distributions from and in excess of net investment income	(0.16)		(0.13)		(0.10)	(0.13)		(0.14)
Distributions from net realized gain on investments	(1.04)		(0.37)		—	(0.52)		—

Total distributions	(1.20)		(0.50)		(0.10)	(0.65)		(0.14)

Net increase (decrease) in net asset value	(0.93)		0.20		0.84	0.48		(1.91)

Net Asset Value, End of Period	$8.68		$9.61		$9.41	$8.57		$8.09

Total Return (b)	3.12%		7.69%		11.05%	15.86%		(17.91	)%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$106,191		$48,365		$46,423	$22,552		$14,389
Ratios of expenses to average net assets:
Before reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	1.22	%(e)(f)	1.24	%(e)	1.37%	2.11%		2.38	%(d)
After reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	1.27	%(e)(f)	1.33	%(e)	1.40%	1.25	%(g)	1.10	%(d)
Ratios of net investment income to average net assets:
Before reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	1.82%		1.51%		1.20%	0.55%		0.86	%(d)
After reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	1.78%		1.41%		1.17%	1.41%		2.14	%(d)
Portfolio Turnover	56.33%		87.37%		41.33%	51.56%		23.68	%(c)

(a)	Anchor Capital Enhanced Equity Fund began issuing Class N shares on January 14, 2008.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I in the Notes to Financial Statements.
(g)	Effective June 1, 2009, due to the change in Subadviser, the contractual expense limitation was increased from 1.10% to 1.40% excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fee’s and expenses.

See accompanying Notes to Financial Statements.

146

Aston Funds

ASTON/Anchor Capital Enhanced Equity Fund – Class I (formerly the ASTON/M.D. Sass Enhanced Equity Fund)	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$9.62		$9.41		$9.04

Income from Investment Operations:
Net investment income	0.18		0.16		0.09
Net realized and unrealized gain on investments	0.11		0.57		0.37

Total from investment operations	0.29		0.73		0.46

Less Distributions:
Distributions from and in excess of net investment income	(0.18)		(0.15)		(0.09)
Distributions from net realized gain on investments	(1.04)		(0.37)		—

Total distributions	(1.22)		(0.52)		(0.09)

Net increase (decrease) in net asset value	(0.93)		0.21		0.37

Net Asset Value, End of Period	$8.69		$9.62		$9.41

Total Return (b)	3.46%		7.97%		5.10	%(c)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$71,618		$64,840		$46,140
Ratios of expenses to average net assets:
Before reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	0.97	%(e)(f)	0.99	%(e)	1.10	%(d)
After reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	1.02	%(e)(f)	1.08	%(e)	1.15	%(d)
Ratios of net investment income to average net assets:
Before reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	2.07%		1.76%		1.37	%(d)
After reimbursement, waiver, earnings credit and/or recoupment of expenses by Adviser	2.03%		1.66%		1.32	%(d)
Portfolio Turnover	56.33%		87.37%		41.33%

(a)	Anchor Capital Enhanced Equity Fund began issuing Class I shares on March 2, 2010.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2012 and October 31, 2011, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(f)	Ratios of expenses to average net assets include Earnings Credits of less than 0.005% for the year ended October 31, 2012, which is not included in the contractual expense limitation. See Note I in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

147

Aston Funds

ASTON/River Road Long-Short Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Period Ended 10/31/11(a)
Net Asset Value, Beginning of Period	$9.91	$10.00

Income from Investment Operations:
Net investment loss	(0.18)	(0.04	)(b)
Net realized and unrealized gain (loss) on investments	1.00	(0.05)

Total from investment operations	0.82	(0.09)

Net increase (decrease) in net asset value	0.82	(0.09)

Net Asset Value, End of Period	$10.73	$9.91

Total Return (c)	8.17%	(0.80	)%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$7,506	$4,594
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser including interest and dividend expense for securities sold short	5.03%	8.68	%(e)
After reimbursement and/or waiver of expenses by Adviser including interest and dividend expense for securities sold short	3.11%	2.72	%(e)
After reimbursement and/or waiver of expenses by Adviser excluding interest and dividend expense for securities sold short	1.70%	1.70	%(e)
Ratios of net investment loss to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(3.63)%	(6.80	)%(e)
After reimbursement and/or waiver of expenses by Adviser	(1.71)%	(0.84	)%(e)
Portfolio Turnover	277.72%	127.32	%(d)

(a)	River Road Long-Short Fund began issuing Class N shares on May 3, 2011.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.

See accompanying Notes to Financial Statements.

148

Aston Funds

ASTON/Barings International Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Period Ended 10/31/10(a)
Net Asset Value, Beginning of Period	$6.81	$7.24		$6.48

Income from Investment Operations:
Net investment income	0.10 (b)	0.07	(b)	0.06	(b)
Net realized and unrealized gain (loss) on investments	0.17	(0.37)		0.70

Total from investment operations	0.27	(0.30)		0.76

Less Distributions:
Distributions from and in excess of net investment income	(0.04)	(0.13)		—
Distributions from net realized gain on investments	(0.17)	—		—

Total distributions	(0.21)	(0.13)		—

Net increase (decrease) in net asset value	0.06	(0.43)		0.76

Net Asset Value, End of Period	$6.87	$6.81		$7.24

Total Return (c)	4.28%	(4.22)%		11.73	%(d)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$421	$393		$184
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.60%	1.68	%(f)	1.72	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.40%	1.40	%(f)	1.40	%(e)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.30%	0.76	%(f)	1.07	%(e)
After reimbursement and/or waiver of expenses by Adviser	1.50%	1.04	%(f)	1.39	%(e)
Portfolio Turnover	33.48%	58.96%		65.32%

(a)	Barings International Fund began issuing Class N shares on March 2, 2010.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(d)	Not annualized.
(e)	Annualized.
(f)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.40%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.50% to 1.40% excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.

See accompanying Notes to Financial Statements.

149

Aston Funds

ASTON/Barings International Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10	Year Ended 10/31/09	Period Ended 10/31/08(a)

Net Asset Value, Beginning of Period	$6.82	$7.26		$6.44	$5.08	$10.00

Income from Investment Operations:
Net investment income	0.12 (b)	0.09	(b)	0.06 (b)	0.10 (b)	0.10
Net realized and unrealized gain (loss) on investments	0.18	(0.38)		0.78	1.27 (c)	(5.02)

Total from investment operations	0.30	(0.29)		0.84	1.37	(4.92)

Less Distributions:
Distributions from and in excess of net investment income	(0.06)	(0.15)		(0.02)	(0.01)	—
Distributions from net realized gain on investments	(0.17)	—		—	—	—

Total distributions	(0.23)	(0.15)		(0.02)	(0.01)	—

Net increase (decrease) in net asset value	0.07	(0.44)		0.82	1.36	(4.92)

Net Asset Value, End of Period	$6.89	$6.82		$7.26	$6.44	$5.08

Total Return (d)	4.72%	(4.09)%		12.89%	27.11%	(49.20	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$61,662	$52,390		$47,985	$28,277	$5,517
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.35%	1.43	%(g)	1.47%	2.01%	3.95	%(f)(h)
After reimbursement and/or waiver of expenses by Adviser	1.15%	1.15	%(g)	1.15%	1.15%	1.18	%(f)(h)
Ratios of net investment income (loss) to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.55%	1.01%		0.63%	0.80%	(1.11	)%(f)
After reimbursement and/or waiver of expenses by Adviser	1.75%	1.29%		0.95%	1.66%	1.66	%(f)
Portfolio Turnover	33.48%	58.96%		65.32%	115.51%	121.99	%(e)

(a)	Barings International Fund began issuing Class I shares on November 1, 2007.
(b)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(c)	Includes payments by affiliates of less than $0.005 per share.
(d)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(e)	Not annualized.
(f)	Annualized.
(g)	For the period November 1, 2010 through February 28, 2011, the Adviser voluntarily waived management fees and/or reimbursed expenses at 1.15%. Effective March 1, 2011, the contractual expense limitation was decreased from 1.25% to 1.15% excluding interest, taxes, other investment-related costs (such as brokerage commissions), extraordinary expenses and acquired fund fees and expenses.
(h)	Ratios of expenses to average net assets include interest expense of less than 0.01% for the period ended October 31, 2008, which is not included in the contractual or voluntary expense limitations. The interest expense is from utilizing the line of credit as discussed in Note H to Financial Statements.

See accompanying Notes to Financial Statements.

150

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$8.97		$8.16		$5.77		$6.08	$15.59

Income from Investment Operations:
Net investment income	0.15	(a)	0.15	(a)	0.14	(a)	0.15 (a)	0.07	(a)
Net realized and unrealized gain (loss) on investments	1.44		0.79		2.36		(0.28)	(5.50)

Total from investment operations	1.59		0.94		2.50		(0.13)	(5.43)

Less Distributions:
Distributions from and in excess of net investment income	(0.07)		(0.13)		(0.11)		(0.18)	(0.09)
Distributions from net realized gain on investments	—		—		—		—	(3.99)

Total distributions	(0.07)		(0.13)		(0.11)		(0.18)	(4.08)

Net increase (decrease) in net asset value .	1.52		0.81		2.39		(0.31)	(9.51)

Net Asset Value, End of Period	$10.49		$8.97		$8.16		$5.77	$6.08

Total Return (b)	17.85%		11.66%		43.77%		(1.44)%	(43.76)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$10,381		$6,287		$6,158		$4,011	$6,030
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.36%		1.61	%(c)	1.68	%(c)	1.94%	1.57	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.37%		1.29	%(c)	1.37	%(c)	1.37%	1.37	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.53%		1.36%		1.65%		2.55%	0.49%
After reimbursement and/or waiver of expenses by Adviser	1.52%		1.68%		1.96%		3.12%	0.69%
Portfolio Turnover	86.62	%(d)	143.86%		75.30%		139.76%	85.08%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

151

Aston Funds

ASTON/Harrison Street Real Estate Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12		Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$8.92		$8.12		$5.74		$6.08	$15.62

Income from Investment Operations:
Net investment income	0.15	(a)	0.16	(a)	0.16	(a)	0.16 (a)	0.09	(a)
Net realized and unrealized gain (loss) on investments	1.46		0.79		2.34		(0.28)	(5.51)

Total from investment operations	1.61		0.95		2.50		(0.12)	(5.42)

Less Distributions:
Distributions from and in excess of net investment income	(0.09)		(0.15)		(0.12)		(0.22)	(0.13)
Distributions from net realized gain on investments	—		—		—		—	(3.99)

Total distributions	(0.09)		(0.15)		(0.12)		(0.22)	(4.12)

Net increase (decrease) in net asset value .	1.52		0.80		2.38		(0.34)	(9.54)

Net Asset Value, End of Period	$10.44		$8.92		$8.12		$5.74	$6.08

Total Return (b)	18.16%		11.82%		44.14%		(1.27)%	(43.58)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$166		$32,925		$29,425		$21,905	$23,411
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	2.11%		1.44	%(c)	1.43	%(c)	1.69%	1.32	%(c)
After reimbursement and/or waiver of expenses by Adviser	1.12%		1.12	%(c)	1.12	%(c)	1.12%	1.12	%(c)
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.78%		1.53%		1.90%		2.80%	0.74%
After reimbursement and/or waiver of expenses by Adviser	1.77%		1.85%		2.21%		3.37%	0.94%
Portfolio Turnover	86.62	%(d)	143.86%		75.30%		139.76%	85.08%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for each of the years ended October 31, 2011, October 31, 2010 and October 31, 2008, which are not included in the contractual expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

152

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class N	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$20.09	$19.13		$17.73		$15.61	$19.98

Income from Investment Operations:
Net investment income	0.16 (a)	0.15	(a)	0.21	(a)	0.21 (a)	0.29
Net realized and unrealized gain (loss) on investments	1.45	1.03		1.47		2.15	(4.42)

Total from investment operations	1.61	1.18		1.68		2.36	(4.13)

Less Distributions:
Distributions from and in excess of net investment income	(0.24)	(0.22)		(0.28)		(0.24)	(0.24)

Total distributions	(0.24)	(0.22)		(0.28)		(0.24)	(0.24)

Net increase (decrease) in net asset value.	1.37	0.96		1.40		2.12	(4.37)

Net Asset Value, End of Period	$21.46	$20.09		$19.13		$17.73	$15.61

Total Return (b)	8.03%	6.20%		9.54%		15.32%	(20.87)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$31,536	$23,315		$29,194		$14,938	$16,586
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.42%	1.57	%(c)	1.38%		1.73%	1.74%
After reimbursement and/or waiver of expenses by Adviser	1.22%	1.35	%(c)	1.13%		1.26%	1.35%
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.57%	0.53%		0.89%		0.81%	0.74%
After reimbursement and/or waiver of expenses by Adviser	0.77%	0.76%		1.15%		1.28%	1.13%
Portfolio Turnover	35.48%	40.31%		51.68	%(d)	38.72%	43.65%

(a)	The selected per share data was calculated using the weighed average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.005% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Portfolio turnover rate excludes securities received from a reorganization.

See accompanying Notes to Financial Statements.

153

Aston Funds

ASTON/Montag & Caldwell Balanced Fund – Class I	October 31, 2012

Financial Highlights

	Year Ended 10/31/12	Year Ended 10/31/11		Year Ended 10/31/10		Year Ended 10/31/09	Year Ended 10/31/08

Net Asset Value, Beginning of Period	$20.05	$19.08		$17.68		$15.57	$19.94

Income from Investment Operations:
Net investment income	0.19 (a)	0.20	(a)	0.22	(a)	0.23 (a)	0.27
Net realized and unrealized gain (loss) on investments	1.44	1.04		1.46		2.16	(4.35)

Total from investment operations	1.63	1.24		1.68		2.39	(4.08)

Less Distributions:
Distributions from and in excess of net investment income	(0.27)	(0.27)		(0.28)		(0.28)	(0.29)

Total distributions	(0.27)	(0.27)		(0.28)		(0.28)	(0.29)

Net increase (decrease) in net asset value .	1.36	0.97		1.40		2.11	(4.37)

Net Asset Value, End of Period	$21.41	$20.05		$19.08		$17.68	$15.57

Total Return (b)	8.14%	6.52%		9.57%		15.53%	(20.71)%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000’s)	$1,930	$1,415		$1,362		$1,149	$919
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	1.30%	1.32	%(c)	1.35%		1.57%	1.49%
After reimbursement and/or waiver of expenses by Adviser	1.10%	1.10	%(c)	1.10%		1.10%	1.10%
Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	0.69%	0.79%		0.92%		0.97%	0.99%
After reimbursement and/or waiver of expenses by Adviser	0.89%	1.02%		1.17%		1.44%	1.38%
Portfolio Turnover	35.48%	40.31%		51.68	%(d)	38.72%	43.65%

(a)	The selected per share data was calculated using the weighted average shares outstanding method for the period.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Ratios of expenses to average net assets include interest expenses of less than 0.01% for the year ended October 31, 2011, which is not included in the voluntary expense limitation. The interest expenses are from utilizing the line of credit as discussed in Note H to Financial Statements.
(d)	Portfolio turnover rate includes securities received from a reorganization.

See accompanying Notes to Financial Statements.

154

Aston Funds

October 31, 2012

Notes to Financial Statements

Note (A) Fund Organization: Aston Funds (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated September 10, 1993. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company with 25 separate portfolios (each a “Fund” and collectively the “Funds”) as of October 31, 2012.

Aston Asset Management, LP (“Aston” or the “Adviser”), the investment adviser and the administrator, manages each Fund by retaining one or more subadvisers (each, a “Subadviser”) to manage each Fund. The following 25 portfolios of the Trust are included in these financial statements:

ASTON/Montag & Caldwell Growth Fund (the “M&C Growth Fund”)
ASTON/Veredus Select Growth Fund (the “Veredus Select Growth Fund”)
ASTON/TAMRO Diversified Equity Fund (the “TAMRO Diversified Equity Fund”)
ASTON/Herndon Large Cap Value Fund (the “Herndon Large Cap Value Fund”)
ASTON/Cornerstone Large Cap Value Fund (the “Cornerstone Large Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund (the “River Road Dividend All Cap Value Fund”)
ASTON/River Road Dividend All Cap Value Fund II (the “River Road Dividend All Cap Value Fund II”)
ASTON/Fairpointe Mid Cap Fund (the “Fairpointe Mid Cap Fund”)
ASTON/Montag & Caldwell Mid Cap Growth Fund (the “M&C Mid Cap Growth Fund”)
ASTON/Veredus Small Cap Growth Fund, formerly the ASTON/Veredus Aggressive Growth Fund (the “Veredus Small Cap Growth Fund”)
ASTON Small Cap Growth Fund, formerly the ASTON/Crosswind Small Cap Growth Fund (the “Small Cap Growth Fund”)
ASTON/Silvercrest Small Cap Fund (the “Silvercrest Small Cap Fund”)
ASTON/TAMRO Small Cap Fund (the “TAMRO Small Cap Fund”)
ASTON/River Road Select Value Fund (the “River Road Select Value Fund”)
ASTON/River Road Small Cap Value Fund (the “River Road Small Cap Value Fund”)
ASTON/River Road Independent Value Fund (the “River Road Independent Value Fund”)
ASTON/DoubleLine Core Plus Fixed Income Fund (the “DoubleLine Core Plus Fixed Income Fund”)
ASTON/TCH Fixed Income Fund (the “TCH Fixed Income Fund”)
ASTON/Lake Partners LASSO Alternatives Fund (the “Lake Partners LASSO Alternatives Fund”)
ASTON Dynamic Allocation Fund (the “Dynamic Allocation Fund”)
ASTON/Anchor Capital Enhanced Equity Fund, formerly the ASTON/M.D. Sass Enhanced Equity Fund (the “Anchor Capital Enhanced Equity Fund”)
ASTON/River Road Long-Short Fund (the “River Road Long-Short Fund”)
ASTON/Barings International Fund (the “Barings International Fund”)

ASTON/Harrison Street Real Estate Fund (the “Harrison Street Real Estate Fund”)
ASTON/Montag & Caldwell Balanced Fund (the “M&C Balanced Fund”)

M&C Growth Fund is authorized to issue three classes of shares (Class N Shares, Class I Shares and Class R Shares). The following funds are each authorized to issue two classes of shares (Class N Shares and Class I Shares): Veredus Select Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, Fairpointe Mid Cap Fund, Veredus Small Cap Growth Fund, Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Dynamic Allocation Fund, Anchor Capital Enhanced Equity Fund, Barings International Fund, Harrison Street Real Estate Fund and M&C Balanced Fund. The following Funds are each authorized to issue one class of shares (Class N Shares): M&C Mid Cap Growth Fund and River Road Long-Short Fund. Each class of shares is substantially the same except that certain classes of shares bear class specific expenses, which include distribution fees. TAMRO Small Cap Fund and River Road Dividend All Cap Value Fund are closed to new investors until further notice.

The investment objectives of the Funds are as follows:

M&C Growth Fund	Long-term capital appreciation and, secondarily, current income, by investing primarily in common stocks and convertible securities.
Veredus Select Growth Fund	Capital appreciation.
TAMRO Diversified Equity Fund	Long-term capital appreciation.
Herndon Large Cap Value Fund	Long-term capital appreciation.
Cornerstone Large Cap Value Fund	Total return through long-term capital appreciation and current income.
River Road Dividend All Cap Value Fund	High current income and, secondarily, long-term capital appreciation.
River Road Dividend All Cap Value Fund II	Long-term capital appreciation and high current income.
Fairpointe Mid Cap Fund	Long-term total return through capital apprecia- tion by investing primarily in common and pre- ferred stocks and convertible securities.
M&C Mid Cap Growth Fund	Long-term capital appreciation and secondarily, current income, by investing primarily in common stocks and convertible securities.
Veredus Small Cap Growth Fund	Capital appreciation.
Small Cap Growth Fund	Long-term capital appreciation.

155

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Notes to Financial Statements – continued

Silvercrest Small Cap Fund	Long-term capital appreciation.
TAMRO Small Cap Fund	Long-term capital appreciation.
River Road Select Value Fund	Long-term capital appreciation.
River Road Small Cap Value Fund	Long-term capital appreciation.
River Road Independent Value Fund	Long-term total return.
DoubleLine Core Plus Fixed Income Fund	Maximize total return.
TCH Fixed Income Fund	High current income consistent with prudent risk of capital.
Lake Partners LASSO Alternatives Fund	Long term total return with reduced correlation to the conventional stock and bond markets.
Dynamic Allocation Fund	Long-term capital appreciation.
Anchor Capital Enhanced Equity Fund	Total return through a combination of a high level of current income and capital appreciation.
River Road Long- Short Fund	Absolute return while minimizing volatility over a fund market cycle
Barings International Fund	Total return.
Harrison Street Real Estate Fund	Total return through a combination of growth and income.
M&C Balanced Fund	Long-term total return.

Note (B) Significant Accounting Policies: The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

(1) Security Valuation: Equity securities, closed-end funds, exchange traded funds, index options traded on a national securities exchange, and over-the-counter securities listed on the NASDAQ National Market System are valued at the last sale price or the NASDAQ Official Closing Price (“NOCP”), if applicable. If no last sale price or NOCP, if applicable, is reported, the mean of the last bid and asked prices may be used. Fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Adviser to reflect the current market value of such securities in accordance with guidelines adopted by the Board of Trustees. The pricing service provider may employ methodologies that utilize actual market transac- tions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If accurate market quotations are not available, securities are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board of Trustees. Short-term investments, that is, those with maturities of 60 days or less, are valued at amortized cost, which approximates fair value. Repurchase agreements are valued at cost. Investments in money market funds and other mutual funds are valued at the underlying fund’s net asset value (“NAV”) at the date of valuation. Foreign securities are valued at the last sales price on the primary exchange where the security is traded. Under the Fair Valuation Procedures adopted by the Board of Trustees, the Funds may utilize the services of an independent pricing service to determine fair value prices for foreign securities if certain market events occur.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

•Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
•Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

156

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Notes to Financial Statements – continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period. The summary of each Fund’s investments that are measured at fair value by Level within the fair value hierarchy as of October 31, 2012 is as follows:

Funds	Total Value at 10/31/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

M&C Growth Fund
Assets
Investments in Securities*	$4,323,166,924	$4,323,166,924	$—	$—

Veredus Select Growth Fund
Assets
Investments in Securities*	$12,312,897	$12,312,897	$—	$—

TAMRO Diversified Equity Fund
Assets
Investments in Securities*	$22,471,746	$22,471,746	$—	$—

Herndon Large Cap Value Fund
Assets
Investments in Securities*	$55,717,532	$55,717,532	$—	$—

Cornerstone Large Cap Value Fund
Assets
Investments in Securities*	$26,148,348	$26,148,348	$—	$—

River Road Dividend All Cap Value Fund
Assets
Investments in Securities*	$922,557,397	$922,557,397	$—	$—

River Road Dividend All Cap Value Fund II
Assets
Investments in Securities*	$10,294,315	$10,294,315	$—	$—

Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$3,020,741,041	$3,020,741,041	$—	$—

M&C Mid Cap Growth Fund
Assets
Investments in Securities*	$7,390,080	$7,390,080	$—	$—

Veredus Small Cap Growth Fund
Assets
Investment in Securities*	$24,652,246	$24,652,246	$—	$—

Small Cap Growth Fund
Assets
Investment in Securities*	$6,619,173	$6,619,173	$—	$—

Silvercrest Small Cap Fund
Assets
Investments in Securities*	$5,727,334	$5,727,334	$—	$—

TAMRO Small Cap Fund
Assets
Common Stocks
Consumer Discretionary	$207,590,101	$188,505,618	$19,084,483	$—
Consumer Staples	75,005,501	75,005,501	—	—
Energy	69,410,875	69,410,875	—	—
Financials	216,795,922	216,795,922	—	—
Healthcare	127,823,974	127,823,974	—	—
Industrials	183,737,861	183,737,861	—	—
Information Technology	116,606,824	116,606,824	—	—
Utilities	20,350,593	20,350,593	—	—

Total Common Stocks	1,017,321,651	998,237,168	19,084,483	—

Investment Company*	17,606,619	17,606,619	—	—

Total	$1,034,928,270	$1,015,843,787	$19,084,483	$—

River Road Select Value Fund
Assets
Investments in Securities*	$163,494,292	$163,494,292	$—	$—

157

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Notes to Financial Statements – continued

Funds	Total Value at 10/31/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

River Road Small Cap Value Fund
Assets
Common Stocks
Consumer Discretionary	$67,143,208	$60,178,841	$6,964,367	$—
Consumer Staples	26,093,493	26,093,493	—	—
Energy	15,060,021	15,060,021	—	—
Financials	39,040,491	39,040,491	—	—
Healthcare	31,349,757	31,349,757	—	—
Industrials	49,479,216	49,479,216	—	—
Information Technology	35,560,986	35,560,986	—	—
Materials	3,896,015	3,896,015	—	—
Telecommunication Services	2,625,638	2,625,638	—	—
Utilities	2,263,143	2,263,143	—	—

Total Common Stocks	272,511,968	265,547,601	6,964,367	—

Investment Company*	16,823,092	16,823,092	—	—

Total	$289,335,060	$282,370,693	$6,964,367	$—

River Road Independent Value Fund
Assets
Common Stocks
Consumer Discretionary	$43,039,137	$43,039,137	$—	$—
Consumer Staples	34,231,684	34,231,684	—	—
Energy	57,671,322	57,671,322	—	—
Financials	19,624,862	19,624,862	—	—
Healthcare	42,782,079	42,782,079	—	—
Industrials	32,574,037	32,574,037	—	—
Information Technology	72,965,203	66,965,504	5,999,699	—
Materials	25,318,216	25,318,216	—	—
Utilities	15,808,676	10,018,716	5,789,960	—

Total	$344,015,216	$332,225,557	$11,789,659	$—

DoubleLine Core Plus Fixed Income Fund
Assets
U.S. Agency Collateralized Mortgage Obligations	$22,011,734	$—	$22,011,734	$—
U.S. Government Obligations	32,154,989	—	32,154,989	—
U.S. Government Mortgage-Backed Securities	13,254,235	—	13,254,235	—
Corporate Notes and Bonds	57,783,941	—	57,783,941	—
Collateralized Mortgage-Backed Securities	39,301,483	—	39,301,483	—
Asset-Backed Securities	1,705,540	—	1,705,540	—
Foreign Government Bond	4,749,002	—	4,749,002	—
Investment Company*	3,970,786	3,970,786	—	—

Total	$174,931,710	$3,970,786	$170,960,924	$—

TCH Fixed Income Fund
Assets
Corporate Notes and Bonds	$45,354,984	$—	$45,354,984	$—
U.S. Government and Agency Obligations	19,634,170	—	19,634,170	—
Commercial Mortgage-Backed Securities	600,649	—	600,649	—
Asset-Backed Securities	1,878,188	—	1,878,188	—
Foreign Government Bond	793,620	—	793,620	—
Investment Company*	1,121,862	1,121,862	—	—

Total	$69,383,473	$1,121,862	$68,261,611	$—

Lake Partners LASSO Alternatives Fund
Assets
Investments in Securities*	$273,862,784	$273,862,784	$—	$—

Dynamic Allocation Fund
Assets
Investments in Securities*	$29,764,845	$29,764,845	$—	$—

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Funds	Total Value at 10/31/12	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Anchor Capital Enhanced Equity Fund
Assets
Common Stocks*	$178,432,465	$178,432,465	$—	$—
Derivatives
Equity Contracts	1,484,700	1,484,700	—	—

Total Assets	179,917,165	179,917,165	—	—

Liabilities
Derivatives
Equity Contracts	(5,821,315)	(5,821,315)	—	—

Total Liabilities	(5,821,315)	(5,821,315)	—	—

Total	$174,095,850	$174,095,850	$—	$—

River Road Long-Short Fund
Assets
Investments in Securities*	$7,611,084	$7,611,084	$—	$—

Total Assets	7,611,084	7,611,084	—	—

Liabilities
Short Sales*	(1,458,611)	(1,458,611)	—	—

Total Liabilities	(1,458,611)	(1,458,611)	—	—

Total	$6,152,473	$6,152,473	$—	$—

Barings International Fund
Assets
Common Stocks
Australia	$908,234	$908,234	$—	$—
Belgium	1,123,273	1,123,273	—	—
China	788,988	788,988	—	—
Denmark	825,594	825,594	—	—
France	3,901,387	3,901,387	—	—
Germany	5,112,525	5,112,525	—	—
Hong Kong	626,512	626,512	—	—
India	244,644	244,644	—	—
Israel	1,764,703	1,764,703	—	—
Japan	12,661,108	12,661,108	—	—
Mexico	2,170,043	2,170,043	—	—
Netherlands	2,109,381	2,109,381	—	—
Norway	627,179	627,179	—	—
Papua New Guinea	800,078	800,078	—	—
Russia	676,022	676,022	—	—
Singapore	1,903,724	1,903,724	—	—
South Korea	2,152,706	2,152,706	—	—
Sweden	1,797,898	1,797,898	—	—
Switzerland	5,068,000	5,068,000	—	—
United Kingdom	15,062,078	15,055,029	—	7,049

Total Common Stocks	60,324,077	60,317,028	—	7,049

Investment Company*	1,653,984	1,653,984	—	—

Total	$61,978,061	$61,971,012	$—	$7,049

Harrison Street Real Estate Fund
Assets
Investments in Securities*	$10,640,915	$10,640,915	$—	$—

M&C Balanced Fund
Assets
Common Stocks*	$18,302,592	$18,302,592	$—	$—
Corporate Notes and Bonds	7,759,409	—	7,759,409	—
U.S. Government and Agency Obligations	5,127,104	—	5,127,104	—
Investment Company*	2,139,288	2,139,288	—	—

Total	$33,328,393	$20,441,880	$12,886,513	$—

*	All Common Stocks and Investment Companies are Level 1. Please refer to the Schedule of Investments for industry, sector or country breakout.

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At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly-traded securities.

Barings International Fund may utilize an external pricing service to fair value certain foreign securities if certain market events occur. Such fair valuations are categorized as Level 2 in the hierarchy. Certain market events were not deemed to have occurred at October 31, 2012, and therefore, the Barings International Fund did not utilize the external pricing service model adjustments. As a result, certain securities that were held in this Fund at October 31, 2012 and since the beginning of the year, were transferred from Level 2 to Level 1.

Certain securities that were held at October 31, 2012 and since the beginning of the year in the TAMRO Small Cap Fund, the River Road Small Cap Value Fund and the River Road Independent Value Fund had changes in liquidity assessments which resulted in a transfer between levels.

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
TAMRO Small Cap Fund	$19,084,483	$—
River Road Small Cap Value Fund	1,471,594	9,560,119
River Road Independent Value Fund	—	3,638,499
Barings International Fund	—	41,365,365

Level 3 holdings were valued using internal valuation techniques which took into consideration factors including previous experience with similar securities of the same issuer, conversion ratio and security terms.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of October 31, 2012:

Barings International Fund	Common Stocks

Fair Value, beginning of period	$9,447
Purchases	7,002
Sales	(9,094)
Net realized gains	3,219
Change in unrealized appreciation (depreciation)	(3,525)

Fair Value, end of period	$7,049

Change in net unrealized appreciation (depreciation) on Level 3 holdings held at end of period	$47

(2) Repurchase Agreements: Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund’s Adviser or Subadviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund has the right to sell the underlying securities at market value and may claim any resulting loss against the seller. As of and during the year ended October 31, 2012, the Funds did not own any repurchase agreements.

(3) When Issued/Delayed Delivery Securities: Each Fund may purchase and sell securities on a “when issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Funds segregate assets having an aggregate value at least equal to the amount of when issued or delayed delivery purchase commitments until payment is made. During the year ended October 31, 2012, the DoubleLine Core Plus Fixed Income Fund and the TCH Fixed Income Fund owned delayed delivery securities. At October 31, 2012, only the DoubleLine Core Plus Fixed Income Fund owned delayed delivery securities.

(4) Mortgage-Backed Securities: M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may invest in mortgage-backed securities (“MBS”), representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not

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government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. M&C Balanced Fund, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund may also invest in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). A CMO is a bond that is collateralized by a pool of MBS, and a REMIC is similar in form to a CMO. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(5) Securities Sold Short: The River Road Long-Short Fund utilizes short sales as part of its overall portfolio management strategy. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund making a short sale must segregate liquid assets, or otherwise cover its position in a permissible manner. The liquidity of the assets is determined by the Subadviser, in accordance with procedures established by the Board of Trustees. Cash segregated for short sales is shown in the Statement of Assets and Liabilities as cash held as collateral. Security positions segregated for short sales are included in the total investments line item on the Statement of Assets and Liabilities.

(6) Options Contracts: In the normal course of pursuing its investment objectives, certain Funds are subject to price volatility risk. Certain Funds may write and/or purchase call and put options on securities for hedging purposes, to seek capital appreciation, to mitigate risk and/or to increase exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment and subsequently adjusted to the current market value based on the quoted daily settlement price of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. If the Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option, it accepts the risk of a decline in the market value of the underlying security below the exercise price. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. The risk associated with purchasing put and call options is limited to the premium paid. Options were traded during the period in the TAMRO Diversified Equity Fund and Anchor Capital Enhanced Equity Fund. At October 31, 2012, TAMRO Diversified Equity did not hold any open options contracts. See the Schedule of Investments for open options contracts held by Anchor Capital Enhanced Equity Fund at October 31, 2012. For the year ended October 31, 2012, the average* volume of derivative activities are as follows:

Funds	Purchased Options (Cost)	Written Options (Premiums Received)
TAMRO Diversified Equity Fund	$120,858	$—
Anchor Capital Enhanced Equity Fund	1,722,579	3,283,110

*	estimate based on quarter-end holdings

(7) Forward Foreign Currency Contracts: In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve a Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. During the year ended October 31, 2012, the Funds did not enter into any forward foreign currency contracts.

(8) Disclosures about Derivative Instruments: The following is a table summarizing the fair value of derivatives held at October 31, 2012, by primary risk exposure:

	Asset Derivative Investments Value	Liability Derivative Investments Value
Fund	Equity Contracts (a)	Equity Contracts(a)

Anchor Capital Enhanced Equity Fund	$1,484,700	$(5,821,315)

(a)	Statement of Assets and Liabilities location: Total investments at value for purchased options and call options written, at value for written options.

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The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2012:

	Amount of Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Fund	Equity Contracts(a)	Equity Contracts(b)
TAMRO Diversified Equity Fund	$(204,029)	$149,516
Anchor Capital Enhanced Equity Fund	(3,441,738)	(1,752,435)

(a)	Statement of Operations location: Net realized gain (loss) on purchased options and net realized gain (loss) on written option transactions.

(b)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on pur- chased options and net change in unrealized appreciation (depreciation) on written options transactions.

(9) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income is accrued daily. Dividend income and interest income are recorded on the Statement of Operations as investment income. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest. Securities are accounted for on a trade date basis. The cost of securities sold is determined using the identified cost method for the Fairpointe Mid Cap Fund and first in first out (“FIFO”) method for all other Funds.

(10) Foreign Currency: Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at the close of the regular trading session on the New York Stock Exchange. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are segregated on the Statement of Operations from the effects of changes on market prices of those securities, and are included with the net realized and change in unrealized gain or loss on investment securities.

(11) Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their respective net taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains.

At October 31, 2012, the following Funds had available realized capital loss carryforwards to offset future net capital gains through the fiscal year ended:

	Capital Loss Carryforwards:
Fund	2014	2016	2017		2018	2019	No Expiration Short Term*	No Expiration Long Term*	Total

M&C Growth Fund	$—	$—	$12,098,064	**	$—	$—	$—	$—	$12,098,064
Veredus Select Growth Fund	—	—	17,856,176		—	—	—	—	17,856,176
Cornerstone Large Cap Value Fund	—	—	21,265,288		6,819,813	—	—	—	28,085,101
Veredus Small Cap Growth Fund	—	2,506,635	16,347,889		—	—	—	—	18,854,524
TCH Fixed Income Fund	2,331,750	2,654,917	1,270,780		—	—	—	—	6,257,447
Lake Partners LASSO Alternatives Fund	—	—	—		—	4,140,503	729,638	—	4,870,141
Dynamic Allocation Fund	—	—	—		—	—	749,106	—	749,106
Harrison Street Real Estate Fund	—	1,949,371	11,228,100		—	—	—	—	13,177,471
M&C Balanced Fund	—	—	1,726,376	**	—	—	—	—	1,726,376

*	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. Under the Modernization Act the Funds will be permitted to carry forward capital losses incurred for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short term as under previous law.
**	These capital loss carryforward amounts were acquired in the reorganizations of the Growth Fund into the M&C Growth Fund and the Balanced Fund into the M&C Balanced Fund on March 29, 2010. The Funds’ ability to utilize the capital loss carryforwards is limited under Internal Revenue Service regulations.

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For the year ended October 31, 2012, the following Funds utilized capital losses as follows:

	Utilized Capital Losses (with Expiration Year)
Fund	2014	2016	2017	2018	2019

M&C Growth Fund	$—	$—	$3,189,231	$—	$—
Veredus Select Growth Fund	—	1,093,781	766,189	—	—
Cornerstone Large Cap Value Fund	—	—	1,198,312	—	—
M&C Mid Cap Growth Fund	—	—	327,840	—	—
Veredus Small Cap Growth Fund	—	1,721,390	—	—	—
Small Cap Growth Fund	—	—	—	—	59,470
River Road Small Cap Value Fund	—	—	11,636,083	—	—
TCH Fixed Income Fund	1,367,065	—	—	—	—
River Road Long-Short Fund	—	—	—	—	100,223
Harrison Street Real Estate Fund	—	1,146,586	—	—	—
M&C Balanced Fund	—	318,991	1,000,496	—	—

Under current laws, certain capital losses realized after October 31 may be deferred (and certain ordinary losses after January 1st may be deferred) and treated as occurring on the first day of the following fiscal year. For the fiscal year ended October 31, 2012, the Funds elected to defer the following losses incurred from January 1, 2012 through October 31, 2012:

	Long-Term Realized Capital Losses	Short-Term Realized Capital Losses	Ordinary Losses

M&C Mid Cap Growth Fund	$—	$—	$37,681
Veredus Small Cap Growth Fund	—	—	167,640

Management has analyzed the Funds’ tax positions for all open tax years (current and prior three tax years), as well as potential exposure to foreign capital gains withholding taxes, and has concluded that no provision for federal, state, or international income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service.

(12) Multi-Class Operations: Each class offered by a Fund that is authorized to offer multiple classes of shares has equal rights as to the Fund’s net assets.

Income, fund and trust level expenses and realized and unrealized capital gains and losses, if any, are allocated to each class of shares based on the relative net assets of each class. Class specific expenses (distribution expenses) are allocated to each class.

(13) Offering Costs: Certain costs were incurred in connection with the offering of the following Funds as disclosed in the table below. The costs associated have been capitalized and are being amortized on a straight-line basis over twelve months based on the commencement date of the Funds, stated below.

Fund	Commencement Date	Original Offering Costs
River Road Independent Value Fund	December 30, 2010	$53,931
River Road Long-Short Fund	May 4, 2011	70,782
DoubleLine Core Plus Fixed Income Fund	July 18, 2011	246,370
Silvercrest Small Cap Fund	December 27, 2011	63,821
River Road Dividend All Cap Value Fund II	June 27, 2012	57,711

(14) Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(15) Commitments and Contingencies: In the normal course of business, the Trust enters into contracts on behalf of the Funds that contain a variety of provisions for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss is remote.

(16) Recent Accounting Pronouncement: In December 2011, FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

Note (C) Dividends from Net Investment Income and Distributions of Capital Gains: Dividends and distributions to shareholders are recorded on the ex-dividend date. River Road Dividend All Cap Value Fund, River Road Dividend All Cap Value Fund II, DoubleLine Core Plus Fixed Income Fund and TCH Fixed Income Fund distribute dividends from net investment income to shareholders monthly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

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Anchor Capital Enhanced Equity Fund and M&C Balanced Fund distribute dividends from net investment income to shareholders quarterly and net realized gains from investment transactions, if any, are generally distributed annually, usually in December.

The following Funds distribute dividends from net investment income to shareholders annually and net realized gains from investment transactions, if any, are generally distributed annually, usually in December: M&C Growth Fund, Veredus Select Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, Fairpointe Mid Cap Fund, M&C Mid Cap Growth Fund, Veredus Small Cap Growth Fund, Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund, Dynamic Allocation Fund, River Road Long-Short Fund, Barings International Fund and Harrison Street Real Estate Fund.

Dividends and distributions are automatically reinvested in additional Fund shares on ex-date at that day’s ending NAV for the respective Fund for those shareholders who have elected the reinvestment option.

Differences in dividends per share between classes of the following Funds are due to different class expenses: M&C Growth Fund, Veredus Select Growth Fund, TAMRO Diversified Equity Fund, Herndon Large Cap Value Fund, Cornerstone Large Cap Value Fund, River Road Dividend All Cap Value Fund, River

Road Dividend All Cap Value Fund II, Fairpointe Mid Cap Fund, Veredus Small Cap Growth Fund, Small Cap Growth Fund, Silvercrest Small Cap Fund, TAMRO Small Cap Fund, River Road Select Value Fund, River Road Small Cap Value Fund, River Road Independent Value Fund, DoubleLine Core Plus Fixed Income Fund, TCH Fixed Income Fund, Lake Partners LASSO Alternatives Fund, Dynamic Allocation Fund, Anchor Capital Enhanced Equity Fund, Barings International Fund, Harrison Street Real Estate Fund and M&C Balanced Fund.

Net investment income and realized gains and losses for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. Permanent differences, such as net operating losses, disallowed expenses, premium reversals, reclass of short-term gain to ordinary income, capitalized dividends on short sales, in-kind distribution for redemptions, paydown reclass, reversal of prior year writeoff of capital loss carryovers, redesignation of dividends paid, partnership reclasses and adjustment for Real Estate Investment Trusts, are reclassified among capital accounts in the financial statements to reflect their character. Temporary differences, such as deferrals on losses relating to wash sales transactions, amortization of offering costs, premium amortization, current year dividends payable, passive foreign investment company adjustments and capital loss carryovers, arise when income, expenses, gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

Permanent differences between book and tax basis reporting for the 2012 fiscal year have been identified and appropriately reclassified as indicated below. These reclassifications have no impact on net assets.

	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid in Capital

Herndon Large Cap Value Fund	$(38)	$38	$—
Cornerstone Large Cap Value Fund	—	(49,006)	49,006
River Road Dividend All Cap Value Fund	(25,898)	25,898	—
River Road Dividend All Cap Value Fund II	7,623	—	(7,623)
Fairpointe Mid Cap Fund	—	(2,483,994)	2,483,994
M&C Mid Cap Growth Fund	1,327	70	(1,397)
Veredus Small Cap Growth Fund	98,008	(1,344,110)	1,246,102
Small Cap Growth Fund	89,264	(201,624)	112,360
Silvercrest Small Cap Fund	19,607	(211,647)	192,040
TAMRO Small Cap Fund	4,509,026	(7,354,201)	2,845,175
River Road Select Value Fund	5,979	(5,979)	—
River Road Small Cap Value Fund	35,980	(607,449)	571,469
River Road Independent Value Fund	4,000,446	(3,999,126)	(1,320)
DoubleLine Core Plus Fixed Income Fund	2,922	48,919	(51,841)
TCH Fixed Income Fund	200,833	(174,399)	(26,434)
Lake Partners LASSO Alternatives Fund	3,028,378	(3,028,378)	—
Dynamic Allocation Fund	(6,083)	6,083	—
River Road Long-Short Fund	77,015	(77,015)	—
Barings International Fund	(30,003)	30,003	—
Harrison Street Real Estate Fund	(149,507)	560,884	(411,377)
M&C Balanced Fund	63,937	(63,937)	—

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Distributions from net realized gains for book purposes may include short-term capital gains, which are classified as ordinary income for tax purposes.

The tax character of distributions paid during the fiscal years ended 2012 and 2011 was as follows:

	Distributions Paid in 2012		Distributions Paid in 2011
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains

M&C Growth Fund	$22,081,432	$257,690,139	$20,834,824	$5,383,920
Veredus Select Growth Fund	27,060	—	—	—
TAMRO Diversified Equity Fund	—	473,355	—	—
Herndon Large Cap Value Fund	1,044,862	124,149	13,657	—
Cornerstone Large Cap Value Fund	110,939	—	1,807,144	—
River Road Dividend All Cap Value Fund	22,890,654	4,651,009	10,476,590	118,593
River Road Dividend All Cap Value Fund II	42,004	—	—	—
Fairpointe Mid Cap Fund	8,163,228	18,767,770	6,035,391	5,436,739
TAMRO Small Cap Fund	—	97,192,931	—	19,802,159
River Road Select Value Fund	1,196,413	28,132,801	1,134,027	1,959,747
River Road Small Cap Value Fund	—	—	2,048,490	—
River Road Independent Value Fund	5,597,522	100,643	—	—
DoubleLine Core Plus Fixed Income Fund	3,389,167	—	190,808	—
TCH Fixed Income Fund	3,234,814	—	2,810,584	—
Lake Partners LASSO Alternatives Fund	3,680,936	—	454,894	448
Dynamic Allocation Fund	3,933,878	797,701	1,619,896	272,869
Anchor Capital Enhanced Equity Fund	12,244,228	2,409,141	5,872,771	—
Barings International Fund	509,770	1,380,720	1,019,611	—
Harrison Street Real Estate Fund	47,575	—	627,254	—
M&C Balanced Fund	331,475	—	312,292	—

As of October 31, 2012, the most recent tax year end, the components of distributable earnings on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Appreciation (Depreciation)	Total

M&C Growth Fund	$(12,098,064)	$33,942,232	$275,099,058	$459,648,376	$756,591,602
Veredus Select Growth Fund	(17,856,176)	174,730	—	831,025	(16,850,421)
TAMRO Diversified Equity Fund	—	830	25,756	4,240,679	4,267,265
Herndon Large Cap Value Fund	—	1,678,137	4,508	412,721	2,095,366
Cornerstone Large Cap Value Fund	(28,085,101)	130,056	—	1,399,087	(26,555,958)
River Road Dividend All Cap Value Fund	—	8,345,565	26,559,658	92,343,115	127,248,338
River Road Dividend All Cap Value Fund II	—	18,055	—	(48,603)	(30,548)
Fairpointe Mid Cap Fund	—	13,547,048	66,049,888	485,270,647	564,867,583
M&C Mid Cap Growth Fund	(37,681)	—	92,379	848,955	903,653
Veredus Small Cap Growth Fund	(19,022,164)	—	—	1,916,011	(17,106,153)
Small Cap Growth Fund	—	389,762	47,265	334,113	771,140
Silvercrest Small Cap Fund	—	68,147	649	103,316	172,112
TAMRO Small Cap Fund	—	18,818,417	74,805,986	188,601,423	282,225,826
River Road Select Value Fund	—	1,038,194	8,698,768	20,831,044	30,568,006
River Road Small Cap Value Fund	—	1,328,652	9,066,096	65,718,103	76,112,851
River Road Independent Value Fund	—	38,493,742	—	2,446,974	40,940,716
DoubleLine Core Plus Fixed Income Fund	—	1,274,175	22,764	4,714,088	6,011,027
TCH Fixed Income Fund	(6,257,447)	47,411	—	7,374,593	1,164,557
Lake Partners LASSO Alternatives Fund	(4,870,141)	781,026	—	7,800,212	3,711,097
Dynamic Allocation Fund	(749,106)	121,022	—	168,467	(459,617)
Anchor Capital Enhanced Equity Fund	—	2,487,451	556,618	(8,640,364)	(5,596,295)
River Road Long-Short Fund	—	406,152	21,693	(6)	427,839
Barings International Fund	—	1,201,598	549,691	790,834	2,542,123
Harrison Street Real Estate Fund	(13,177,471)	125,494	—	447,305	(12,604,672)
M&C Balanced Fund	(1,726,376)	33,019	—	2,601,553	908,196

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Note (D) Shares of Beneficial Interest: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Share transactions of the Funds were as follows:

Year Ended October 31, 2012

Class N	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	18,041,363	5,664,499	(16,394,064)	7,311,798
Veredus Select Growth Fund	49,925	—	(1,016,765)	(966,840)
TAMRO Diversified Equity Fund	210,627	38,289	(597,734)	(348,818)
Herndon Large Cap Value Fund	1,664,603	39,719	(466,689)	1,237,633
Cornerstone Large Cap Value Fund	574,279	10,721	(1,126,860)	(541,860)
River Road Dividend All Cap Value Fund	10,262,549	985,104	(10,485,646)	762,007
River Road Dividend All Cap Value Fund II (a)	100,138	373	(40)	100,471
Fairpointe Mid Cap Fund	13,920,692	417,341	(17,204,213)	(2,866,180)
M&C Mid Cap Growth Fund	296,901	—	(49,540)	247,361
Veredus Small Cap Growth Fund	69,893	—	(527,804)	(457,911)
Small Cap Growth Fund	94,914	—	(143,050)	(48,136)
Silvercrest Small Cap Fund (b)	69,067	—	(306)	68,761
TAMRO Small Cap Fund	4,990,377	1,982,107	(6,291,677)	680,807
River Road Select Value Fund	248,746	332,250	(1,222,289)	(641,293)
River Road Small Cap Value Fund	862,257	—	(4,725,116)	(3,862,859)
River Road Independent Value Fund	18,469,468	339,193	(15,564,710)	3,243,951
DoubleLine Core Plus Fixed Income Fund	6,542,470	124,012	(2,391,890)	4,274,592
TCH Fixed Income Fund	1,111,218	245,495	(1,865,034)	(508,321)
Lake Partners LASSO Alternatives Fund	1,713,847	21,588	(489,123)	1,246,312
Dynamic Allocation Fund	817,323	508,991	(3,236,169)	(1,909,855)
Anchor Capital Enhanced Equity Fund	10,363,817	763,094	(3,930,442)	7,196,469
River Road Long-Short Fund	290,834	—	(54,850)	235,984
Barings International Fund	1,673	1,945	(43)	3,575
Harrison Street Real Estate Fund	621,290	4,957	(337,947)	288,300
M&C Balanced Fund	584,267	14,308	(289,262)	309,313

(a)	River Road Dividend All Cap Value Fund II began issuing Class N Shares on June 27, 2012.
(b)	Silvercrest Small Cap Fund began issuing Class N Shares on December 23, 2011.

Class I	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	43,042,995	4,364,756	(23,294,443)	24,113,308
Veredus Select Growth Fund	223,629	2,609	(5,547,826)	(5,321,588)
TAMRO Diversified Equity Fund (a)	44,338	—	(2,319)	42,019
Herndon Large Cap Value Fund	2,306,966	73,629	(485,691)	1,894,904
Cornerstone Large Cap Value Fund	485,538	58	(10,500)	475,096
River Road Dividend All Cap Value Fund	24,480,603	1,049,359	(5,161,671)	20,368,291
River Road Dividend All Cap Value Fund II (b)	894,279	3,478	(952)	896,805
Fairpointe Mid Cap Fund (c)	20,254,334	327,743	(20,929,526)	(347,449)
Veredus Small Cap Growth Fund (d)	27,307	—	(1,169,094)	(1,141,787)
Small Cap Growth Fund (e)	25,824	—	(215,934)	(190,110)
Silvercrest Small Cap Fund (f) (g)	694,135	—	(240,046)	454,089
TAMRO Small Cap Fund (h)	7,501,659	2,242,345	(9,314,452)	429,552
River Road Select Value Fund	6,030,361	2,982,288	(4,372,992)	4,639,657
River Road Small Cap Value Fund	3,570,354	—	(6,081,336)	(2,510,982)
River Road Independent Value Fund	25,305,662	189,732	(3,918,323)	21,577,071
DoubleLine Core Plus Fixed Income Fund	9,567,318	177,202	(684,564)	9,059,956
TCH Fixed Income Fund	308,748	35,661	(393,122)	(48,713)
Lake Partners LASSO Alternatives Fund	8,580,923	148,112	(4,201,794)	4,527,241
Dynamic Allocation Fund	252,489	52,099	(87,664)	216,924
Anchor Capital Enhanced Equity Fund	4,796,811	678,182	(3,978,006)	1,496,987
Barings International Fund	2,684,137	187,976	(1,593,922)	1,278,191
Harrison Street Real Estate Fund (i)	20,224	61	(3,696,962)	(3,676,677)
M&C Balanced Fund	30,540	428	(11,383)	19,585

(a)	TAMRO Diversified Equity Fund began issuing Class I Shares on March 1, 2012.
(b)	River Road Dividend All Cap Value Fund II began issuing Class I Shares on June 27, 2012.

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(c)	Fairpointe Mid Cap Fund had a redemption-in-kind on January 13, 2012, which resulted in a redemption out of the Fund of $38,722,763. The redemption was comprised of securities and cash in the amounts of $38,179,960 and $542,803, respectively.
(d)	Veredus Small Cap Growth Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $13,436,583. The redemption was comprised of securities and cash in the amounts of $13,225,479 and $211,104, respectively.
(e)	Small Cap Growth Fund had a redemption-in-kind on September 25, 2012, which resulted in a redemption out of the Fund of $2,554,395. The redemption was comprised of securities and cash in the amounts of $2,419,213 and $135,182, respectively.
(f)	Silvercrest Small Cap Fund began issuing Class I Shares on December 23, 2011.
(g)	Silvercrest Small Cap Fund had a redemption-in-kind on April 26, 2012, which resulted in a redemption out of the Fund of $2,608,977. The redemption was comprised of securities and cash in the amounts of $2,579,146 and $29,831, respectively.
(h)	TAMRO Small Cap Fund had redemptions-in-kind on May 1, 2012 and June 27, 2012, which resulted in redemptions out of the Fund of $40,667,980 and $7,010,475, respectively. The redemption was comprised of securities and cash in the amounts of $39,335,174 and $6,762,586, respectively and $1,332,806 and $247,889, respectively.
(i)	Harrison Street Real Estate Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $31,399,368. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively.

Class R	Sold	Proceeds From Reinvestment of Distributions	Redeemed	Net Decrease in Shares Outstanding
M&C Growth Fund	100,372	23,324	(127,056)	(3,360)

Year Ended October 31, 2011

Class N	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	27,529,579	436,304	(25,563,135)	2,402,748
Veredus Select Growth Fund	600,195	—	(2,424,886)	(1,824,691)
TAMRO Diversified Equity Fund	1,047,491	—	(398,182)	649,309
Herndon Large Cap Value Fund	1,302,936	1,239	(907,748)	396,427
Cornerstone Large Cap Value Fund	938,206	26,444	(683,845)	280,805
River Road Dividend All Cap Value Fund	19,428,483	401,663	(4,872,469)	14,957,677
Fairpointe Mid Cap Fund	23,004,145	239,794	(23,365,775)	(121,836)
M&C Mid Cap Growth Fund	79,385	—	(14,651)	64,734
Veredus Small Cap Growth Fund	261,170	—	(980,739)	(719,569)
Small Cap Growth Fund (a)	622,572	—	(78,915)	543,657
TAMRO Small Cap Fund	6,465,730	349,541	(5,826,262)	989,009
River Road Select Value Fund	940,625	64,739	(5,458,457)	(4,453,093)
River Road Small Cap Value Fund	3,083,624	49,890	(14,038,695)	(10,905,181)
River Road Independent Value Fund (b)	34,714,694	—	(6,220,324)	28,494,370
DoubleLine Core Plus Fixed Income Fund (c)	2,304,445	13,647	(147,028)	2,171,064
TCH Fixed Income Fund	2,519,080	199,342	(1,241,865)	1,476,557
Lake Partners LASSO Alternatives Fund	1,059,998	9,203	(286,539)	782,662
Dynamic Allocation Fund	2,015,362	199,385	(3,376,730)	(1,161,983)
Anchor Capital Enhanced Equity Fund	2,823,656	274,141	(2,998,639)	99,158
River Road Long-Short Fund (d)	463,827	—	(106)	463,721
Barings International Fund	41,175	470	(9,259)	32,386
Harrison Street Real Estate Fund	334,601	11,310	(399,317)	(53,406)
M&C Balanced Fund	83,389	13,236	(462,762)	(366,137)

(a)	Small Cap Growth Fund began issuing Class N Shares on November 2, 2010.
(b)	River Road Independent Value Fund began issuing Class N Shares on December 30, 2010.
(c)	DoubleLine Core Plus Fixed Income Fund began issuing Class N Shares on July 15, 2011.
(d)	River Road Long-Short Fund began issuing Class N Shares on May 3, 2011.

Class I	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
M&C Growth Fund	25,367,654	492,955	(21,812,016)	4,048,593
Veredus Select Growth Fund	1,022,514	—	(965,498)	57,016
Herndon Large Cap Value Fund (a)	1,048,685	—	—	1,048,685
Cornerstone Large Cap Value Fund (b)	41	99,223	(22,281,046)	(22,181,782)
River Road Dividend All Cap Value Fund	18,128,321	370,706	(2,092,580)	16,406,447
Fairpointe Mid Cap Fund	39,262,459	90,932	(12,005,364)	27,348,027
Veredus Small Cap Growth Fund	23,685	—	(32,239)	(8,554)
Small Cap Growth Fund	255,934	—	—	255,934
TAMRO Small Cap Fund	9,479,673	402,302	(7,890,124)	1,991,851
River Road Select Value Fund	4,193,249	214,802	(8,853,662)	(4,445,611)
River Road Small Cap Value Fund	4,141,086	107,904	(6,084,595)	(1,835,605)
River Road Independent Value Fund (c)	8,308,048	—	(359,185)	7,948,863
DoubleLine Core Plus Fixed Income Fund (d)	523,751	4,051	(98,141)	429,661

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Class I	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase (Decrease) in Shares Outstanding
TCH Fixed Income Fund	347,836	45,383	(827,447)	(434,228)
Lake Partners LASSO Alternatives Fund	16,212,425	25,742	(2,014,816)	14,223,351
Dynamic Allocation Fund (e)	734,609	715	(275,213)	460,111
Anchor Capital Enhanced Equity Fund	2,722,359	287,142	(1,167,597)	1,841,904
Harrison Street Real Estate Fund	3,825	64,984	(1,747)	67,062
Barings International Fund	2,212,819	113,069	(1,257,377)	1,068,511
M&C Balanced Fund	236,989	1,686	(239,470)	(795)

(a)	Herndon Large Cap Value Fund began issuing Class I Shares on March 1, 2011.
(b)	Cornerstone Large Cap Value Fund had a redemption-in-kind on March 18, 2011, which resulted in a redemption out of the Fund of $222,180,158. The redemption was comprised of securities and cash in the amounts of $218,362,400 and $3,817,758, respectively.
(c)	River Road Independent Value Fund began issuing Class I Shares on May 31, 2011.
(d)	DoubleLine Core Plus Fixed Income Fund began issuing Class I Shares on July 15, 2011.
(e)	Dynamic Allocation Fund began issuing Class I Shares on November 1, 2010.

Class R	Sold	Shares Issued From Reinvestment of Distributions	Redeemed	Net Increase in Shares Outstanding
M&C Growth Fund	231,098	883	(199,315)	32,666

Note (E) Investment Transactions: Aggregate purchases and proceeds from sales and maturities of investment securities (other than short-term investments) for the year ended October 31, 2012 were as follows:

	Aggregate Purchases		Proceeds from Sales
	U.S. Government	Other	U.S. Government	Other

M&C Growth Fund	$—	$1,972,776,769	$—	$1,651,965,719
Veredus Select Growth Fund	—	86,063,915	—	152,482,104
TAMRO Diversified Equity Fund	—	11,512,336	—	15,154,644
Herndon Large Cap Value Fund	—	64,334,427	—	30,376,108
Cornerstone Large Cap Value Fund	—	14,410,279	—	14,663,999
River Road Dividend All Cap Value Fund	—	435,843,737	—	220,734,933
River Road Dividend All cap Value Fund II (a)	—	9,292,035	—	258,302
Fairpointe Mid Cap Fund (b)	—	808,523,795	—	858,643,069
M&C Mid Cap Growth Fund	—	4,395,164	—	2,153,729
Veredus Small Cap Growth Fund (c)	—	44,891,321	—	50,745,538
Small Cap Growth Fund (d)	—	12,988,573	—	13,341,662
Silvercrest Small Cap Fund (e)	—	8,983,916	—	1,169,680
TAMRO Small Cap Fund (f)	—	487,439,513	—	525,841,529
River Road Select Value Fund	—	55,429,185	—	56,846,863
River Road Small Cap Value Fund	—	78,856,625	—	165,223,867
River Road Independent Value Fund	—	507,859,647	—	411,506,172
DoubleLine Core Plus Fixed Income Fund	127,026,252	111,468,591	74,878,485	29,863,881
TCH Fixed Income Fund	4,722,161	34,513,695	7,968,677	39,189,498
Lake Partners LASSO Alternatives Fund	—	181,324,973	—	108,604,194
Dynamic Allocation Fund.	—	155,318,453	—	169,160,674
Anchor Capital Enhanced Equity Fund	—	142,591,937	—	81,577,001
River Road Long-Short Fund	—	13,832,153	—	12,409,676
Barings International Fund	—	26,502,151	—	19,396,806
Harrison Street Real Estate Fund (g)	—	14,526,721	—	11,107,020
M&C Balanced Fund	2,629,899	13,230,936	753,780	8,915,745

(a)	River Road Dividend All Cap Value Fund II had a subscription-in-kind on June 26, 2012, which resulted in transactions into the Fund of $982,592 and is excluded from the aggregate purchases above. The subscription was comprised of securities, cash and dividends accrued in the amounts of $932,272, $47,924 and $2,396, respectively.
(b)	Fairpointe Mid Cap Fund had a redemption-in-kind on January 13, 2012, which resulted in a redemption out of the Fund of $38,722,763 and is excluded from the proceeds from sales above. The redemp- tion was comprised of securities and cash in the amount of $38,179,960 and $542,803, respectively.
(c)	Veredus Small Cap Growth Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $13,436,583 and is excluded from proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $13,225,479 and $211,104, respectively.
(d)	Small Cap Growth Fund had a redemption-in-kind on September 25, 2012, which resulted in a redemption out of the Fund of $2,554,395 and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $2,419,213 and $135,182, respectively.
(e)	Silvercrest Small Cap Fund had a redemption-in-kind on April 26, 2012, which resulted in a redemption out of the Fund of $2,608,977 and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amount of $2,579,146 and $29,831, respectively.
(f)	TAMRO Small Cap Fund had redemptions-in-kind on May 1, 2012 and June 27, 2012, which resulted in redemptions out of the Fund of $40,667,980 and $7,010,475, respectively and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $39,335,174 and $6,762,586, respectively and 1,332,806 and $247,889, respectively.

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(g)	Harrison Street Real Estate Fund had a redemption-in-kind on December 2, 2011, which resulted in a redemption out of the Fund of $31,399,368 and is excluded from proceeds from sales above. The redemption was comprised of securities and cash in the amounts of $30,913,574 and $485,794, respectively.

Note (F) Redemption Fees: In accordance with the prospectus, certain Funds assessed a 2% redemption fee on Fund share redemptions and exchanges within specified time periods, as indicated in the following table for the year ended October 31, 2012 and included in the Cost of Shares redeemed on the Statements of Changes in Net Assets:

Fund Name	Time Period	Amount
Barings International Fund	2% Within 90 Days	$5,830
Harrison Street Real Estate Fund	2% Within 90 Days	7,183

Note (G) Advisory, Administration, Distribution Services and Trustee Agreements:

Advisory. Aston serves as investment adviser and administrator to the Funds. Under the terms of the investment advisory agreement for the Funds (the “Investment Advisory Agreement”), fees are accrued daily and paid monthly, based on specific annual rates of average daily net assets. The factors considered by the Board of Trustees in approving the current Investment Advisory Agreement are included in the Funds’ annual or semi-annual report to shareholders covering the period during which the approval occurred.

Certain Funds have an expense limitation agreement with the Adviser, which caps annual ordinary operating expenses for Class N and Class I shareholders at certain specified annual rates of average daily net assets (the “Expense Limitation Agreements”). There are no contractual expense limitations for Class R shareholders.

The Expense Limitation Agreements are effective through February 28, 2013, except as noted below. The advisory rates and contractual expense limitations for the year ended October 31, 2012 were as follows:

		Contractual Expense Limitations
Fund Name	Advisory Fees	Class N	Class I
M&C Growth Fund	0.80% on first $800,000,000
	0.60% over $800,000,000	N/A	N/A
Veredus Select Growth Fund	0.80%	1.30%	1.05%
TAMRO Diversified Equity Fund (a)	0.80%	1.20%	0.95%
Herndon Large Cap Value Fund	0.80%	1.30%(b)	1.05%(b)
Cornerstone Large Cap Value Fund (c)	0.80%	1.30%	1.05%
River Road Dividend All Cap Value Fund	0.70%	1.30%	1.05%
River Road Dividend All Cap Value Fund II (d)	0.70%	1.30%(b)	1.05%(b)
Fairpointe Mid Cap Fund	0.80% on first $100,000,000
	0.75% next $300,000,000
	0.70% over $400,000,000	N/A	N/A
M&C Mid Cap Growth Fund (e)	0.85%	1.25%(b)	N/A
Veredus Small Cap Growth Fund	1.00%	1.49%	1.24%
Small Cap Growth Fund	1.00%	1.35%(b)	1.10%(b)
Silvercrest Small Cap Growth (f)	1.00%	1.40%(b)	1.15%(b)
TAMRO Small Cap Fund	0.90%	N/A	N/A
River Road Select Value Fund	1.00%	1.50%(b)	1.25%(b)
River Road Small Cap Value Fund	0.90%	N/A	N/A
River Road Independent Value Fund	1.00%	1.42%(b)	1.17%(b)
DoubleLine Core Plus Fixed Income Fund	0.55%	0.94%(b)	0.69%(b)
TCH Fixed Income Fund	0.55%	0.94%	0.69%
Lake Partners LASSO Alternatives Fund	1.00%	1.45%(b)	1.20%(b)
Dynamic Allocation Fund	0.80%	1.30%(b)	1.05%(b)
Anchor Capital Enhanced Equity Fund	0.70%	1.40%(b)	1.15%(b)
River Road Long-Short Fund	1.20%	1.70%(b)	N/A
Barings International Fund	1.00%	1.40%(b)	1.15%(b)
Harrison Street Real Estate Fund	1.00%	1.37%	1.12%
M&C Balanced Fund	0.75%	1.35%	1.10%

(a)	TAMRO Diversified Equity Fund began issuing Class I Shares on March 1, 2012.
(b)	Pursuant to a contractual expense reimbursement agreement between the Adviser and the Fund, from commencement of operations through the completion of the first three full fiscal years for a period up to three years from the fiscal year end during which such amount was waived or reduced, the Adviser is entitled to be reimbursed by the Fund for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio (not including interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses,) remains below the operating expense cap after such reimbursement.
(c)	Effective February 29, 2012, the voluntary expense limitation for the Cornerstone Large Cap Value Fund was replaced with a contractual expense limitation of 1.30% for Class N and 1.05% for Class I.
(d)	River Road Dividend All Cap Value Fund II began issuing Class N and Class I Shares on June 27, 2012.
(e)	Effective February 29, 2012, the voluntary expense limitation for the M&C Mid Cap Growth Fund was removed and replaced with a contractual expense limitation of 1.25%.
(f)	Silvercrest Small Cap Growth Fund began issuing Class N and Class I Shares on December 23, 2011.

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Notes to Financial Statements – continued

Pursuant to a contractual expense reimbursement agreement between the Adviser and the following Funds, from commencement of operations through the completion of the first three full fiscal years for a period of up to three years from the fiscal year end during which such amount was waived or reduced of each of the Herndon Large Cap Value Fund-Classes N and I, River Road Dividend All Cap Value Fund II-Classes N and I, M&C Mid Cap Growth Fund-Class N, Small Cap Growth Fund-Classes N and I, Silvercrest Small Cap Fund-Classes N and I, River Road Select Value Fund-Classes N and I, River Road Independent Value Fund-Classes N and I, DoubleLine Core Plus Fixed Income Fund-Classes N and I, Lake Partners LASSO Alternatives Fund-Classes N and I, Dynamic Allocation Fund-Classes N and I, Anchor Capital Enhanced Equity Fund-Classes N and I, River Road Long-Short Fund Class N and Barings International Fund-Classes N and I, the Adviser is entitled to be reimbursed by each Fund for previously waived fees and reimbursed expenses to the extent that each Fund’s expense ratio (not including interest, taxes, brokerage commissions, other investment related costs, extraordinary expenses and acquired fund fees and expenses) remains below the operating expense cap after such reimbursement.

The cumulative reimbursement amounts as of October 31, 2012 that are entitled to be reimbursed for each Fund are as follows:

		Expiration
	2013	2014	2015
Herndon Large Cap Value Fund	74,284	129,816	42,793
River Road Dividend All Cap Value Fund II (1)	N/A	N/A	59,860
Montag & Caldwell Mid Cap Growth Fund	67,970	72,010	N/A
Small Cap Growth Fund	N/A	190,704	123,269
Silvercrest Small Cap Fund (1)	N/A	N/A	147,166
River Road Select Value Fund	—	N/A	N/A
River Road Independent Value Fund	N/A	244,471	143,528
DoubleLine Core Plus Fixed Income Fund	N/A	105,633	389,195
Lake Partners LASSO Alternatives Fund	135,895	87,814	N/A
Dynamic Allocation Fund	74,415	138,681	N/A
Anchor Capital Enhanced Equity Fund	—	—	N/A
River Road Long-Short Fund	N/A	97,108	110,750
Barings International Fund	134,828	147,896	N/A

Total	$487,392	$1,214,133	$1,016,561

(1)	The Fund commenced operations in the current fiscal year.

For the year ended October 31, 2012, the Adviser was reimbursed $88,544 by the Lake Partners LASSO Alternatives Fund and $61,190 by the Anchor Capital Enhanced Equity Fund for recoupment of prior year fee waivers. No other Fund in the above table reimbursed the Adviser for the period.

The Adviser manages each Fund by retaining one or more Sub-advisers to manage each Fund as follows:

Fund	Subadviser
M&C Growth Fund	Montag & Caldwell, LLC
Veredus Select Growth Fund	Todd-Veredus Asset Management LLC
TAMRO Diversified Equity Fund	TAMRO Capital Partners LLC
Herndon Large Cap Value Fund	Herndon Capital Management, LLC
Cornerstone Large Cap Value Fund	Cornerstone Investment Partners, LLC
River Road Dividend All Cap Value Fund	River Road Asset Management, LLC
River Road Dividend All Cap Value Fund II	River Road Asset Management, LLC

Fund	Subadviser
Fairpointe Mid Cap Fund	Fairpointe Capital LLC
M&C Mid Cap Growth Fund	Montag & Caldwell, LLC
Veredus Small Cap Growth Fund	Todd-Veredus Asset Management LLC
Small Cap Growth Fund	Lee Munder Capital Group, LLC(1)
Silvercrest Small Cap Fund	Silvercrest Asset Management Group, LLC
TAMRO Small Cap Fund	TAMRO Capital Partners LLC
River Road Select Value Fund	River Road Asset Management, LLC
River Road Small Cap Value Fund	River Road Asset Management, LLC
River Road Independent Value Fund	River Road Asset Management, LLC
DoubleLine Core Plus Fixed Income Fund	DoubleLine Capital LP
TCH Fixed Income Fund	Taplin, Canida & Habacht, LLC
Lake Partners LASSO Alternatives Fund	Lake Partners, Inc.
Dynamic Allocation Fund	Smart Portfolios, LLC
Anchor Capital Enhanced Equity Fund	Anchor Capital Advisors LLC(2)
River Road Long-Short Fund	River Road Asset Management, LLC
Barings International Fund	Baring International Investment Limited
Harrison Street Real Estate Fund	Harrison Street Securities, LLC
M&C Balanced Fund	Montag & Caldwell, LLC

(1)	Effective as of February 17, 2012, Lee Munder Capital Group, LLC became the Subadviser to the Fund. Prior to February 17, 2012, Crosswind Investments, LLC was the Subadviser.

(2)	Effective June 29, 2012, Anchor Capital Advisors LLC became the Subadviser to the Fund. Prior to June 29, 2012, M.D. Sass Investors Services, Inc. was the Subadviser.

Subadvisory fees are paid monthly by Aston. The factors considered by the Board of Trustees in approving the current sub-investment advisory agreements for the Funds (each a “Sub-Investment Advisory Agreement”) are included in the additional information section of the Funds’ annual or semi-annual report to shareholders covering the period in which such approval occurred.

Administration. Under the terms of the administration agreement between the Funds and Aston, the Funds’ administrator (the “Administration Agreement”), administration fees are accrued daily and paid monthly, based on a specified percentage of average daily net assets of the Trust, and base fees are fixed at an annual rate of $12,000 per Fund. The fee is allocated to each Fund based on the relative net assets of the Trust. Administration expenses also include pricing agent fees and compliance related expenses. Effective July 1, 2012, the administration fee arrangement is as follows:

Administration Fees at Trust Level	Annual Rate

First $7.4 billion	0.0437%
Over $7.4 billion	0.0412%

Prior to July 1, 2012, the administration fee arrangement was as follows:

Administration Fees at Trust Level	Annual Rate
First $7.4 billion	0.0490%
Over $7.4 billion	0.0465%

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) provides certain administrative services to the Funds pursuant to

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a Sub-administration and Accounting Services Agreement between Aston and BNY Mellon (the “Sub-Administration Agreement”). Effective July 1, 2012, under the terms of the Sub-Administration Agreement, sub-administration fees and tax services fees, which are paid by Aston, are accrued daily and paid monthly, at a rate of 0.0142% and 0.0025%, respectively of average daily net assets of the Trust and a base fee at an annual rate of $12,000 per Fund.

Prior to July 1, 2012, the sub-administration fees were 0.022% of average daily net assets. BNY Mellon did not provide tax services prior to July 1, 2012.

Distribution Services. On March 31, 2012, BNY Mellon Distributors LLC Inc. was sold to Foreside Funds Distributors LLC. Upon the closing of the transaction, BNY Mellon Distributors LLC became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC (the “Distributor”) effective April 1, 2012. The Distributor serves as principal underwriter and distributor of the Fund’s shares. Pursuant to Rule 12b-1 distribution and service plans (the “Plans”) adopted by the Funds, with respect to Class N shares and Class R shares, the Funds pay certain expenses associated with the distribution of their shares. Under the Plans, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund’s Class N average daily net assets and 0.50% of each participating Fund’s Class R average daily net assets. The Class I shares do not have Rule 12b-1 plans. Effective January 1, 2012 the TCH Fixed Income Fund and M&C Balanced Fund reduced their 12b-1 fees to 0.10% and 0.15%, respectively.

Trustees. The Trustees of the Trust who are not affiliated with the Adviser or Subadviser receive an annual retainer and per meeting fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Chairman of the Board and Committee Chairs receive an additional retainer. No officer or employee of the Adviser, Subadvisers or their affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, except that the Funds compensate the Administrator for providing an officer to serve as the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the Trustees during the year ended October 31, 2012 was $704,750.

Note (H) Credit Agreement: Effective July 6, 2010 and as amended August 31, 2012, the Trust entered into a Credit Agreement with The Bank of New York Mellon which provides the Trust with a revolving line of credit facility up to $50 million. The facility is shared by each series of the Trust and is available for temporary, emergency purposes including liquidity needs in meeting redemptions. The interest rate on outstanding Alternate Base Rate Loans is equivalent to the greater of the Prime Rate plus 1.25% or 0.50% plus the Federal Funds Effective Rate plus 1.25%, as applicable. The interest rate on outstanding Overnight Loans is equivalent to the greater of the Federal Funds Effective Rate plus 1.25% or the One

Month LIBOR Rate plus 1.25%, as applicable. The Trust pays a commitment fee on the unutilized commitment amount of 0.12% per annum. For the Funds that utilized the line of credit during the year ended October 31, 2012, the average daily loan balance outstanding on the days where borrowings existed, the weighted average interest rate and the interest expense, which is included on the Statement of Operations, allocated to each Fund for the use of the line of credit were as follows:

	Weighted Average Interest Rate on Days When Borrowings Existed	Average Daily Loan Balance on Days When Borrowings Existed	Interest Expense

Veredus Select Growth Fund	1.65%	$1,539,700	$71
TAMRO Diversified Equity Fund	1.64%	270,343	86
Fairpointe Mid Cap Fund	1.64%	24,387,327	12,242
TAMRO Small Cap Fund	1.65%	10,549,933	2,905
River Road Select Value Fund	1.65%	37,000	2
Anchor Capital Enhanced Equity Fund	1.65%	2,504,567	690

Note (I) Fully FDIC-insured Uninvested Deposit Balance Program: Effective July 3, 2012, the Trust entered into a program under which cash that is currently held in custody and trust accounts by The Bank of New York Mellon (the “Bank”), as custodian for the Trust, is held in non-interest bearing transaction accounts at the Bank that are fully covered by the FDIC. River Road Independent Value Fund, Lake Partners LASSO Alternatives Fund and Anchor Capital Enhanced Equity Fund will accrue an Earnings Credit to offset the Fund’s custody and transfer agency fees (including overdraft charges) based on the Earnings Credit Rate. The Earnings Credit Rate is 8 basis points, on positive balances. The term of this agreement is June 1, 2012 through December 31, 2012. The Earnings Credit Rate may be changed by the Bank from time to time. For the year ended October 31, 2012, the Funds’ accrued Earnings Credits are as follows:

Fund	2012 Earnings Credit to Custody and Transfer Agency Fees
River Road Independent Value Fund	$23,757
Lake Partners LASSO Alternatives Fund	2,453
Anchor Capital Enhanced Equity Fund	1,467

Note (J) ReFlow Fund LLC: The Veredus Small Cap Growth Fund may participate in the ReFlow Fund LLC program (“ReFlow”), which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales or when the shares have been outstanding for the holding limit of 28 days, whichever comes first. In return for this service, the Veredus Small Cap Growth Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

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The costs to the Veredus Small Cap Growth Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of the Fund.

As of October 31, 2012, the Veredus Small Cap Growth Fund had not utilized ReFlow.

Note (K) Liquidations: ASTON/Cardinal Mid Cap Value Fund and ASTON/Neptune International Fund were terminated and liquidated on October 26, 2012.

Note (L) Significant Concentrations: Certain Funds may invest a significant percentage of their assets in securities of foreign issuers. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. Some countries in which the Funds invest may require government approval for repatriation of investment income, capital or the proceeds for sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. In addition, changes in currency exchange rates will affect the value of investments denominated in a foreign currency, as well as investment income derived from those securities.

Note (M) Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements, except as follows.

At meetings held on December 13, 2012 and December 20, 2012, the Board of Trustees of the Trust determined to terminate and liquidate the ASTON/Veredus Select Growth Fund and ASTON Dynamic Allocation Fund, respectively. The estimated liquidation date for both Funds is on or about January 30, 2013.

At a meeting held on December 13, 2012, the Board of Trustees of the Trust approved the appointment of Lee Munder Capital Group, LLC as subadviser to ASTON/Veredus Small Cap Growth Fund and a name change for ASTON/Veredus Small Cap Growth Fund to ASTON Small Cap Fund, effective January 31, 2013. At the same meeting, the Board of Trustees of the Trust approved the merger of ASTON/Veredus Small Cap Growth Fund with and into ASTON Small Cap Growth Fund, each a series of the Trust, subject to the approval of shareholders of the ASTON/Veredus Small Cap Growth Fund (the “Merger”). If approved by the shareholders of the ASTON/Veredus Small Cap Growth Fund, the Merger will occur as soon as practicable after shareholder approval is obtained, likely on or about March 31, 2013.

172

Aston Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Aston Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aston Funds (the “Trust”) (comprising, respectively, ASTON/Montag & Caldwell Growth Fund, ASTON/Veredus Select Growth Fund, ASTON/TAMRO Diversified Equity Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/Fairpointe Mid Cap Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Veredus Small Cap Growth Fund (formerly, ASTON/Veredus Aggressive Growth Fund), ASTON Small Cap Growth Fund (formerly, ASTON/Crosswind Small Cap Growth Fund), ASTON/Silvercrest Small Cap Fund, ASTON/TAMRO Small Cap Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund, ASTON/River Road Independent Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/TCH Fixed Income Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON Dynamic Allocation Fund, ASTON/Anchor Capital Enhanced Equity Fund (formerly, ASTON/M.D. Sass Enhanced Equity Fund), ASTON/River Road Long-Short Fund, ASTON/Barings International Fund, ASTON/Harrison Street Real Estate Fund, and ASTON/Montag & Caldwell Balanced Fund, (the “Funds”)) as of October 31, 2012, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Aston Funds at October 31, 2012, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois

December 20, 2012

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Additional Information (unaudited)

Form N-Q: The Trust files complete schedules of portfolio holdings for the Funds with the Securities and Exchange Commission (the “SEC”) for the Trust’s first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

Proxy Voting: Aston Funds’ Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Trust’s Statement of Additional Information, which is available (i) upon request, without charge, by calling 800-992-8151; (ii) on Aston Funds’ website at www. astonfunds.com; and (iii) on the SEC’s website at www. sec.gov. Aston Funds’ Proxy Voting Record for the most recent twelve-month period ended June 30 is available without charge (i) on the Funds’ website at www.astonfunds.com; and (ii) on the SEC’s website at www.sec.gov.

Tax Information: In accordance with Federal tax law, the following Funds hereby make the designations indicated below regarding their fiscal year ended October 31, 2012:

The following are the estimated percentages of the income dividends qualifying for the dividends received deduction available to corporations:

Fund	Percentage
M&C Growth Fund	100.00%
Veredus Select Growth Fund	100.00%
Herndon Large Cap Value Fund	24.32%
Cornerstone Large Cap Value Fund	100.00%
River Road Dividend All Cap Value Fund	78.94%
River Road Dividend All Cap Value Fund II	75.31%
Fairpointe Mid Cap Fund	100.00%
River Road Select Value Fund	100.00%
River Road Independent Value Fund	15.43%
Lake Partners LASSO Alternatives Fund	24.66%
Dynamic Allocation Fund	14.20%
Anchor Capital Enhanced Equity Fund	17.65%
Barings International Fund	4.76%
Harrison Street Real Estate Fund	29.07%
M&C Balanced Fund	82.34%

Each Fund designates 100%, or if subsequently different, of ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders; and 100%, or if subsequently different, of ordinary income dividends to qualify for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements.

For the fiscal year ended October 31, 2012, certain dividends may be subject to a maximum tax rate of 15%, as qualified dividend income (“QDI”) under the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of

15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

Fund	Percentage
M&C Growth Fund	100.00%
Veredus Select Growth Fund	100.00%
Herndon Large Cap Value Fund	21.89%
Cornerstone Large Cap Value Fund	100.00%
River Road Dividend All Cap Value Fund	85.79%
River Road Dividend All Cap Value Fund II	62.58%
Fairpointe Mid Cap Fund	100.00%
River Road Select Value Fund	100.00%
River Road Independent Value Fund	14.56%
Lake Partners LASSO Alternatives Fund	32.38%
Dynamic Allocation Fund	100.00%
Anchor Capital Enhanced Equity Fund	2.63%
Barings International Fund	100.00%
Harrison Street Real Estate Fund	29.07%
M&C Balanced Fund	88.27%

Shareholders should not use the above tax information to prepare their tax returns. The information will be included with your Form 1099-DIV which will be sent to you separately in January 2013.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND II

At an in-person meeting on June 21, 2012, the Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), determined that the terms of the Investment Advisory Agreement with Aston Asset Management, LP (“Aston”) with respect to the ASTON/River Road Dividend All Cap Value Fund II (the “New Fund”) are fair and reasonable and approved the Investment Advisory Agreement for the New Fund as being in the best interests of the New Fund. In making such determinations, the Board, including the Independent Trustees, considered materials received and discussions held with respect to the approval of the Investment Advisory Agreement at the June meeting and prior meetings. The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston or its affiliates to consider approval of the Investment Advisory Agreement with respect to the New Fund and were assisted by independent legal counsel in their deliberations.

In evaluating the Investment Advisory Agreement on behalf of the New Fund, the Board reviewed information regarding: (1) the nature, quality and extent of the services to be provided to the New Fund; (2) the advisory fees to be charged and estimated total expense ratio of the New Fund compared to a peer group of funds; (3) fee waivers or expenses to be reimbursed by the investment adviser and/or subadviser; and (4) potential benefits to be received by Aston or its affiliates from Aston’s relationship with the New Fund. In considering the Investment Advisory Agreement on behalf of the New Fund, the Board,

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including the Independent Trustees, did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The following summary does not detail all the matters considered.

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services provided by Aston, including advisory services and administrative services. The Board considered that Aston is a manager-of-managers, and that in its role as adviser to the New Fund it intends to delegate the day-to-day investment responsibility for managing the New Fund to a subadviser. Accordingly, the Board considered Aston’s capabilities and processes with respect to the selection and monitoring of subadvisers on an ongoing basis, as well as information regarding the composition, experience and role of its Investment Committee. In this regard, the Board noted the responsibilities and experience of Aston personnel, the resources made available to such personnel, the ability of Aston to attract and retain high quality personnel and the organizational depth and stability of Aston.

In addition to advisory services, the Board considered the quality of other services provided by Aston including oversight of service providers, regulatory administration and Board support, fund administration and operational support, compliance services, shareholder servicing and platform management, and distribution and marketing related services. The Board also considered the nature and quantity of services provided by Aston with respect to other series of the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Aston are expected to be satisfactory.

Fees and Expenses. The Board considered the New Fund’s proposed management fee rate and total net expense ratio after contractual expense reimbursements and fee waivers. As a part of this analysis, the Board compared the proposed advisory fees and total net expenses to those of a relevant peer group for the New Fund. The Board concluded that the proposed advisory fees were reasonable and appropriate in light of the nature, quality and extent of services to be provided by Aston.

Costs and Profitability. With respect to the costs of services to be provided and profits expected to be realized by Aston, the Board considered the resources involved in managing the New Fund in light of Aston’s business model as well as fee waivers or expenses to be reimbursed under an Expense Reimbursement Agreement with Aston. The Board noted that, with respect to the New Fund, Aston and the subadviser each generally will bear 50% of any fee waivers or expense reimbursements. Because the New Fund has not yet commenced operations, profitability information was not available. However, based upon projected asset size and the impact of fee waivers or expenses to be reimbursed by the investment adviser, the Board concluded that profitability was not expected to be unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the New Fund grows. The Board considered the potential asset size of the New Fund,

as well as the terms of the Expense Reimbursement Agreement, and concluded that at this time the potential for economies of scale are limited.

Other Benefits to the Investment Adviser. The Board considered the nature and amount of fees to be paid by the New Fund for services to be provided by Aston for administration services. The Board noted that Aston currently does not intend to manage any of the Aston Funds directly, and therefore, will not benefit from the use of “soft” commission dollars to pay for research and brokerage services. The Board concluded that any other benefits to be received by the Adviser from its relationship with the New Fund was not expected to be unreasonable.

Conclusion. Based upon its evaluation of all material factors and assisted by the advice of independent legal counsel, the Board, including all of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement for the New Fund, including the proposed advisory fee, were fair and reasonable, and that the Investment Advisory Agreement on behalf of the New Fund should be approved.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/RIVER ROAD DIVIDEND ALL CAP VALUE FUND II

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (“Aston”) and River Road Asset Management, LLC (“River Road”) with respect to the ASTON/River Road Dividend All Cap Value Fund II (the “New Fund”), at an in-person meeting on June 21, 2012. The Board considered information provided and discussions held at the June meeting and at prior meetings.

The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, River Road or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of River Road and its operational and compliance infrastructure. The Board also considered information provided regarding River Road’s investment approach, the experience and skills of senior management and investment personnel of River Road, the resources made available to such personnel, the ability of River Road to attract and retain high-quality personnel, and the

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organizational depth of River Road. The Board also considered the nature and quality of services provided by River Road with respect to other series of the Trust. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by River Road are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the New Fund, noting that the subadvisory fee rate is fifty percent (50%) of management fees, fee waivers and expense reimbursements incurred by Aston and, depending on the asset size of the Fund, less certain third party payments. The Board considered that the subadvisory fee rate was negotiated at arm’s length between Aston and River Road, an unaffiliated third party, and that Aston would compensate River Road from the fees it receives from the Fund. As part of its review of the investment advisory agreement with Aston, the Board considered whether there will be economies of scale with respect to the overall fee structure of the New Fund and whether the New Fund will benefit from any economies of scale. The Board determined that profitability information with respect to River Road was not material to its considerations in light of the fee model used by Aston and the unaffiliated status of River Road. The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by River Road and its affiliates. The Board considered potential benefits to River Road from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by River Road from its relationship with the New Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the New Fund. No single factor was determinative in the Board’s analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/ANCHOR CAPITAL ENHANCED EQUITY FUND

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of a Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (“Aston”) and Anchor Capital Advisors LLC (“Anchor Capital”) with respect to the ASTON/Anchor Capital Enhanced Equity Fund

(formerly, ASTON/M.D. Sass Enhanced Equity Fund) (the “Fund”), at an in-person meeting on June 21, 2012. The Board considered information provided and discussions held at the June 21, 2012 meeting.

The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, Anchor Capital or their affiliates to consider approval of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations. Among the matters considered by the Board, including the Independent Trustees, in connection with its approval of the Sub-Investment Advisory Agreement were the following:

Nature, Quality and Extent of Services. The Board considered the nature, quality and extent of services expected to be provided under the Sub-Investment Advisory Agreement. The Board considered the reputation, qualifications and background of Anchor Capital and its operational and compliance infrastructure. The Board also considered information provided regarding the experience and skills of senior management and investment personnel of Anchor Capital, the resources made available to such personnel, the ability of Anchor Capital to attract and retain high-quality personnel, and the organizational depth of Anchor Capital. The Board considered that Mr. Ronald Altman, the portfolio manager of the Fund since its inception, would continue to manage the Fund at Anchor Capital, and that the investment objective and principal strategies of the Fund would not change. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Anchor Capital are expected to be satisfactory.

Fees, Profitability and Economies of Scale. The Board considered the subadvisory fee rate under the Sub-Investment Advisory Agreement as well as the overall management fee structure of the Fund, noting that the subadvisory fee rate is fifty percent (50%) of management fees less certain third party payments, fee waivers and expense reimbursements incurred by Aston. The Board considered that the subadvisory fee rate was negotiated at arm’s length between Aston and Anchor Capital, an unaffiliated third party, and that Aston would compensate Anchor Capital from the fees it receives from the Fund. As part of its review of the investment advisory agreement with Aston during the annual contract renewal process, the Board had considered whether there would be economies of scale with respect to the overall fee structure of the Fund and whether the Fund would benefit from any economies of scale.

The Board also considered information provided by Anchor Capital with respect to fees charged to other clients. The Board considered that the fee rates charged to the Fund and other clients vary because of the additional regulatory and compliance requirements, among other things, associated with registered investment companies such as the Fund and other differences in the products and services provided, including differences in fee structures. The Board determined that profitability information with respect to the Anchor Capital was not material to its considerations in light of the fee model used by Aston and

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the unaffiliated status of Anchor Capital. The Board concluded that the proposed subadvisory fee rate was reasonable in light of the nature, quality and extent of services to be provided and that economies of scale were limited at this time.

Other Benefits to the Subadviser. The Board also considered the character and amount of other incidental benefits expected to be received by Anchor Capital as a result of its association with the Fund. The Board considered potential benefits to Anchor Capital from the use of “soft dollars” to pay for research services generated by parties other than the executing broker-dealer. The Board concluded that the subadvisory fees were reasonable taking into account any other benefits expected to be received by Anchor Capital from its relationship with the Fund.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement are fair and reasonable, and that the approval of the Sub-Investment Advisory Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES IN APPROVING THE CONTINUATION OF THE EXISTING SUB-INVESTMENT ADVISORY AGREEMENT FOR ASTON/CORNERSTONE LARGE CAP VALUE FUND

The Board of Trustees (the “Board”) of Aston Funds (the “Trust”), including the trustees who are not “interested persons” as defined in Section 2(a)(9) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the approval of the continuation of the Sub-Investment Advisory Agreement (the “Sub-Investment Advisory Agreement”) between Aston Asset Management, LP (“Aston”) and Cornerstone Investment Partners, LLC (“Cornerstone”) with respect to the ASTON/Cornerstone Large Cap Value Fund (the “Fund”), at an in-person meeting on September 20, 2012.

The Board considered information provided and discussions held at the September 20, 2012 meeting regarding certain anticipated ownership changes of Cornerstone, resulting from the retirement of the original founders (the “Transaction”). The Board considered that the Transaction may be deemed to result in an assignment of the Sub-Investment Advisory Agreement which would result in its automatic termination.

The Independent Trustees met separately from the “interested” Trustees of the Trust and any officers of Aston, Cornerstone or their affiliates to consider the approval of the continuation of the Sub-Investment Advisory Agreement and were assisted by independent legal counsel in their deliberations.

In determining whether to approve the continuation of the Sub-Investment Advisory Agreement, the Board noted that at its June 23, 2011 meeting, it had determined to approve the Sub-Investment Advisory Agreement. The Board also noted that, at its

September 15, 2011 meeting, it had determined to approve the continuation of the Sub-Investment Advisory Agreement (as a result of similar ownership changes in anticipation of the retirement of the founders) on the same terms, including the fees payable to Cornerstone. The Board noted that, with respect to the Sub-Investment Advisory Agreement, it had considered: (i) the nature, extent and quality of services to be provided; (ii) the sub-advisory fee rate and overall fee structure of the Fund; and (iii) other potential benefits to be received by Cornerstone. The Board considered that at its June 23, 2011 meeting, it had determined that the terms of the Sub-Investment Advisory Agreement were fair and reasonable and that the approval of the Sub-Investment Advisory Agreement was in the best interests of the Fund.

The Board also considered whether the Transaction would result in any change in personnel of Cornerstone and whether it would impact the nature, extent or quality of services provided to the Fund. Based on the information provided by Cornerstone, it was noted that the Transaction would not impact the nature, extent or quality of services provided by Cornerstone and that the Fund’s current portfolio management team would not change as a result.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-Investment Advisory Agreement were fair and reasonable, and that the approval of the continuation of the Sub-Investment Advisory Agreement was in the best interests of the Fund. No single factor was determinative in the Board’s analysis.

Disclosure of Fund Expenses: We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates each Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the past six-month period, the “Expense Ratio” column shows the period’s annualized expense

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ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the SEC requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the prospectus. If these costs were applied to your account, your costs would be higher.

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expense Ratio(1)	Expenses Paid During Period(2)
M&C Growth Fund
Actual Fund Return
Class N	$1,000	$1,001.20	1.05%	$5.28
Class I	1,000	1,002.00	0.80%	4.03
Class R	1,000	999.60	1.30%	6.53
Hypothetical 5% Return
Class N	$1,000	$1,019.86	1.05%	$5.33
Class I	1,000	1,021.11	0.80%	4.06
Class R	1,000	1,018.60	1.30%	6.60
Veredus Select Growth Fund
Actual Fund Return
Class N	$1,000	$981.40	1.30%	$6.47
Class I	1,000	983.40	1.05%	5.23
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.30%	$6.60
Class I	1,000	1,019.86	1.05%	5.33
TAMRO Diversified Equity Fund
Actual Fund Return
Class N	$1,000	$1,006.00	1.20%	$6.05
Class I	1,000	1,007.40	0.95%	4.79
Hypothetical 5% Return
Class N	$1,000	$1,019.10	1.20%	$6.09
Class I	1,000	1,020.36	0.95%	4.82
Herndon Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$988.20	1.30%	$6.50
Class I	1,000	989.00	1.05%	5.25
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.30%	$6.60
Class I	1,000	1,019.86	1.05%	5.33

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expense Ratio(1)	Expenses Paid During Period(2)
Cornerstone Large Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,011.90	1.30%	$6.57
Class I	1,000	1,013.70	1.05%	5.31
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.30%	$6.60
Class I	1,000	1,019.86	1.05%	5.33
River Road Dividend All Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,037.50	1.13%	$5.79
Class I	1,000	1,038.90	0.88%	4.51
Hypothetical 5% Return
Class N	$1,000	$1,019.46	1.13%	$5.74
Class I	1,000	1,020.71	0.88%	4.47
River Road Dividend All Cap Value Fund II(3)
Actual Fund Return
Class N	$1,000	$1,050.90	1.30%	$4.63
Class I	1,000	1,051.70	1.05%	3.74
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.30%	$6.60
Class I	1,000	1,019.86	1.05%	5.33
Fairpointe Mid Cap Fund
Actual Fund Return
Class N	$1,000	$1,020.60	1.10%	$5.59
Class I	1,000	1,021.80	0.85%	4.32
Hypothetical 5% Return
Class N	$1,000	$1,019.61	1.10%	$5.58
Class I	1,000	1,020.86	0.85%	4.32
M&C Mid Cap Growth Fund
Actual Fund Return
Class N	$1,000	$959.30	1.25%	$6.16
Hypothetical 5% Return
Class N	$1,000	$1,018.85	1.25%	$6.34
Veredus Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	$984.10	1.49%	$7.43
Class I	1,000	985.40	1.24%	6.19
Hypothetical 5% Return
Class N	$1,000	$1,017.65	1.49%	$7.56
Class I	1,000	1,018.90	1.24%	6.29
Small Cap Growth Fund
Actual Fund Return
Class N	$1,000	$1,027.00	1.35%	$6.88
Class I	1,000	1,027.80	1.10%	5.61
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.35%	$6.85
Class I	1,000	1,019.61	1.10%	5.58
Silvercrest Small Cap Fund
Actual Fund Return
Class N	$1,000	$990.00	1.40%	$7.00
Class I	1,000	991.80	1.15%	5.76
Hypothetical 5% Return
Class N	$1,000	$1,018.10	1.40%	$7.10
Class I	1,000	1,019.36	1.15%	5.84
TAMRO Small Cap Fund
Actual Fund Return
Class N	$1,000	$1,000.00	1.28%	$6.43
Class I	1,000	1,001.00	1.03%	5.18
Hypothetical 5% Return
Class N	$1,000	$1,018.70	1.28%	$6.50
Class I	1,000	1,019.96	1.03%	5.23

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	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expense Ratio(1)	Expenses Paid During Period(2)
River Road Select Value Fund
Actual Fund Return
Class N	$1,000	$1,026.60	1.41%	$7.18
Class I	1,000	1,027.50	1.16%	5.91
Hypothetical 5% Return
Class N	$1,000	$1,018.05	1.41%	$7.15
Class I	1,000	1,019.30	1.16%	5.89
River Road Small Cap Value Fund
Actual Fund Return
Class N	$1,000	$1,019.60	1.35%	$6.85
Class I	1,000	1,021.00	1.10%	5.59
Hypothetical 5% Return
Class N	$1,000	$1,018.35	1.35%	$6.85
Class I	1,000	1,019.61	1.10%	5.58
River Road Independent Value Fund(4)
Actual Fund Return
Class N	$1,000	$1,049.60	1.42%	$7.32
Class I	1,000	1,050.40	1.17%	6.03
Hypothetical 5% Return
Class N	$1,000	$1,018.00	1.42%	$7.20
Class I	1,000	1,019.25	1.17%	5.94
DoubleLine Core Plus Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,046.60	0.94%	$4.84
Class I	1,000	1,047.80	0.69%	3.55
Hypothetical 5% Return
Class N	$1,000	$1,020.41	0.94%	$4.77
Class I	1,000	1,021.67	0.69%	3.51
TCH Fixed Income Fund
Actual Fund Return
Class N	$1,000	$1,057.90	0.84%	$4.35
Class I	1,000	1,057.60	0.69%	3.57
Hypothetical 5% Return
Class N	$1,000	$1,020.91	0.84%	$4.27
Class I	1,000	1,021.67	0.69%	3.51
Lake Partners LASSO Alternatives Fund(4)
Actual Fund Return
Class N	$1,000	$1,005.70	1.45%	$7.31
Class I	1,000	1,006.50	1.20%	6.05
Hypothetical 5% Return
Class N	$1,000	$1,017.85	1.45%	$7.35
Class I	1,000	1,019.10	1.20%	6.09
Dynamic Allocation Fund
Actual Fund Return
Class N	$1,000	$1,011.90	1.30%	$6.57
Class I	1,000	1,013.10	1.05%	5.31
Hypothetical 5% Return
Class N	$1,000	$1,018.60	1.30%	$6.60
Class I	1,000	1,019.86	1.05%	5.33
Anchor Capital Enhanced Equity Fund(4)
Actual Fund Return
Class N	$1,000	$985.70	1.24%	$6.19
Class I	1,000	986.90	0.99%	4.94
Hypothetical 5% Return
Class N	$1,000	$1,018.90	1.24%	$6.29
Class I	1,000	1,020.16	0.99%	5.03
River Road Long-Short Fund(5)
Actual Fund Return
Class N	$1,000	$1,029.80	1.70%	$8.67
Hypothetical 5% Return
Class N	$1,000	$1,016.59	1.70%	$8.62

	Beginning Account Value 5/1/12	Ending Account Value 10/31/12	Expense Ratio(1)	Expenses Paid During Period(2)
Barings International Fund
Actual Fund Return
Class N	$1,000	$991.30	1.40%	$7.01
Class I	1,000	994.20	1.15%	5.76
Hypothetical 5% Return
Class N	$1,000	$1,018.10	1.40%	$7.10
Class I	1,000	1,019.36	1.15%	5.84
Harrison Street Real Estate Fund
Actual Fund Return
Class N	$1,000	$1,021.40	1.37%	$6.96
Class I	1,000	1,022.50	1.12%	5.69
Hypothetical 5% Return
Class N	$1,000	$1,018.25	1.37%	$6.95
Class I	1,000	1,019.51	1.12%	5.69
M&C Balanced Fund
Actual Fund Return
Class N	$1,000	$1,007.30	1.20%	$6.05
Class I	1,000	1,007.80	1.10%	5.55
Hypothetical 5% Return
Class N	$1,000	$1,019.10	1.20%	$6.09
Class I	1,000	1,019.61	1.10%	5.58

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) or partial year, if applicable, for the actual return and multiplied by the most recent fiscal half-year for the hypothetical 5% return, then divided by 366. Expense ratios do not include interest expense, if applicable.

(3)	River Road Dividend All Cap Value Fund II began issuing shares on June 27, 2012.

(4)	Earnings Credit did not affect the six months expense ratio for the six months ended October 31, 2012.

(5)	Excludes interest expense and dividends on short positions. If included, your annualized expenses ratio is 2.64% and your actual and hypothetical expenses paid during the period are $13.47 and $13.35, respectively.

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TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age and Position(s) with Trust	Term of Office [1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES
William E. Chapman, II c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 71 Trustee; Independent Chairman	Since 2010	President and Owner, Longboat Retirement Planning Solutions (1998-present); Trustee of Bowdoin College (2002-present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (resigned Nov. 2009)	25	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (39 portfolios)	Significant board experience; significant executive experience with several financial services firms; service as Independent Chairman of the Board.

Edward J. Kaier c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 67 Trustee	Since 2010	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	25	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (39 portfolios)	Significant board experience; practicing attorney.

Gregory T. Mutz c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 67 Trustee	Since 1993	Chairman and CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. (2004-present); Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) (2003-2004)	25	Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services) (2005-present); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland (2008-present); a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia (2008- present); Formerly, Director of Alico, Inc. (NASDAQ: ALCO) (agribusiness) (2005-2009)	Significant board experience; previous service as lead independent trustee; significant executive experience with several financial services firms.

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Name, Address, Age and Position(s) with Trust	Term of Office [1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES Continued)
Steven J. Paggioli c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 62 Trustee	Since 2010	Independent Consultant (2002-present); formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990- 2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991- 2001)	25	Trustee, Professionally Managed Portfolios (43 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (39 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator.

Eric Rakowski c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 54 Trustee	Since 2010	Professor, University of California at Berkeley School of Law (1990-present)	25	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (39 portfolios)	Significant board experience; former practicing attorney; currently, professor of law.

Robert B. Scherer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 71 Trustee	Since 1999	President of The Rockridge Group, Ltd. (title insurance industry consulting services) (1994-present)	25	Director, Title Reinsurance Company (insurance for title agents) (1998- present)	Significant board experience; continuing service as Chair of the Audit Committee; significant executive experience as chief financial officer of insurance and financial services firm.

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Name, Address, Age and Position(s) with Trust	Term of Office [1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES (continued)
Thomas R. Schneeweis c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 71 Trustee	Since 2010	Professor of Finance, University of Massachusetts (1977-present); Director, CISDM at the University of Massachusetts, (1996-present); President, TRS Associates (1982-present); President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) (2001-present); Partner, White Bear Partners, LLC (2007-2010); Partner, S Capital Management, LLC (2007-present); Partner, Northampton Capital Management, LLC (2004-2010)	25	Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (39 portfolios)	Significant board experience; currently professor of finance; significant executive experience with several investment partnerships.

INTERESTED TRUSTEES
Stuart D. Bilton, CFA[3] c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 66 Trustee; Chief Executive Officer	Trustee since 1993; Chief Executive Officer since 2010	Chief Executive Officer, Aston Asset Management, LP (2006-present); Chairman, Aston Funds (1993-2010); Vice Chairman of ABN AMRO Asset Management Holdings, Inc. (2003-2006); President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. (2001-2003); President of Alleghany Asset Management, Inc. (1996-2001) (purchased by ABN AMRO in February 2001)	25	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm) (1987-present); Director, Highbury Financial Inc. (2009- 2010)	Significant board experience; significant executive experience with several financial services firms; former Chairman of the Board.

Jeffrey S. Murphy[3] c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 46 Trustee	Since 2010	Senior Vice President, Affiliated Managers Group, Inc. (2007-present); Vice President, Affiliated Managers Group, Inc. (1995-2007)	25	N/A	Significant financial industry experience; significant executive experience with several financial services firms.

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Name, Address, Age and Position(s) with Trust	Term of Office [1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

OFFICER(S) WHO ARE NOT TRUSTEES
Kenneth C. Anderson c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 48 President	Since 1993	President, Aston Asset Management, LP (2006-present); Director, Highbury Financial Inc. (2009-2010); President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) (1995-2006); Executive Vice President of ABN AMRO Asset Management (USA) LLC (2001-2005); Director, ABN AMRO Trust Services Company (2001-2005); Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC (2001-2006); CPA	N/A	N/A	N/A

Gerald F. Dillenburg c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 46 Senior Vice President and Secretary, Chief Operating Officer and Chief Compliance Officer	Since 1996	Chief Compliance Officer and Chief Operating Officer, Aston Asset Management, LP (2006-present); Chief Financial Officer, Aston Asset Management, LP (2006- 2010); Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) (1996-2006); SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) (2001- 2006); CPA	N/A	N/A	N/A

Laura M. Curylo c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 44 Treasurer and Chief Financial Officer	Since 2010	Chief Financial Officer, Aston Asset Management, LP (2010-present); Vice President and Controller, Aston Asset Management, LP (2006-present); Vice President, ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) (1997-2006); CPA	N/A	N/A	N/A

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Name, Address, Age and Position(s) with Trust	Term of Office [1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

OFFICER(S) WHO ARE NOT TRUSTEES (continued)
Christine C. Carsman c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 59 Chief Legal Officer	Since 2010	Senior Vice President (2007- present), Deputy General Counsel (2011-present), and Chief Regulatory Counsel (2004-present), Vice President (2004-2007), Affiliated Managers Group, Inc.; Trustee, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2011-present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).	N/A	N/A	N/A

[1]

A Trustee serves for an indefinite term until the earliest of: (i) removal by two-thirds of the Board or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 75 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successors, in accordance with the By-Laws of the Trust.

[2]	The term Fund Complex includes all series of Aston Funds.
[3]

“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of his affiliation with Aston Asset Management, LP which acts as the Funds’ investment adviser. Mr. Murphy is considered an “interested person” because of his affiliations with Affiliated Managers Group, Inc., the ultimate parent of the investment adviser, and related entities.

184

Aston Funds

ADVISER

Aston Asset Management, LP

120 N. LaSalle Street, 25th Floor

Chicago, IL 60602

SUB-ADVISERS

Anchor Capital Advisors LLC

One Post Office Square, Suite 3850

Boston, MA 02109

Baring International Investment Limited

155 Bishopsgate

London, EC2M 3XY UK

Cornerstone Investment Partners, LLC

Phipps Tower

3438 Peachtree Road NE, Suite 900

Atlanta, GA 30326

DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

Fairpointe Capital LLC

One North Franklin, Suite 3300

Chicago, IL 60606

Harrison Street Securities LLC

71 South Wacker Drive, Suite 3575

Chicago, IL 60606

Herndon Capital Management, LLC

191 Peachtree Street, NE, Suite 2500

Atlanta, GA 30303

Lake Partners, Inc.

4 High Ridge Park, Suite 300

Stamford, CT 06905

Lee Munder Capital Group, LLC

200 Clarendon Street, 28th Floor

Boston, MA 02116

SUBADVISERS - continued

Montag & Caldwell, LLC

3455 Peachtree Road NE, Suite 1200

Atlanta, GA 30326

River Road Asset Management, LLC

Meidinger Tower, Suite 1600

462 South Fourth Street

Louisville, KY 40202

Silvercrest Asset Management Group LLC

1330 Avenue of the Americas, 38th Floor

New York, NY 10019

Smart Portfolios, LLC

17865 Ballinger Way NE

Seattle, WA 98155

TAMRO Capital Partners LLC

1701 Duke St., Suite 250

Alexandria, VA 22314

Taplin, Canida & Habacht LLC

1001 Brickell Bay Drive, Suite 2100

Miami, FL 33131

Todd-Veredus Asset Management LLC

National City Tower

101 South Fifth Street, Suite 3100

Louisville, KY 40202

SHAREHOLDER SERVICES

Aston Funds

P.O. Box 9765

Providence, RI 02940

DISTRIBUTOR

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

OFFICERS

Stuart D. Bilton, Chief Executive Officer

Kenneth C. Anderson, President

Gerald F. Dillenburg, Senior Vice President and Secretary, Chief Operating Officer and Chief Compliance Officer

Christine C. Carsman, Chief Legal Officer

Laura M. Curylo, Treasurer and Chief Financial Officer

Juli A. Braun, Assistant Treasurer

James A. Dimmick, Assistant Secretary

Marc J. Peirce, Assistant Secretary

Diana R. Podgorny, Assistant Secretary

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, New York 10286

LEGAL COUNSEL

Vedder Price P.C.

222 N. LaSalle Street

Chicago, IL 60601

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

155 N. Wacker Drive

Chicago, IL 60606

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND TRUSTEES AND IS AVAILABLE UPON REQUEST WITHOUT CHARGE BY CALLING 800-992-8151.

185

Guide to Shareholder Benefits

We’re delighted to offer all Aston Funds shareholders a variety of services and convenient options. To receive more information about any of these benefits, simply call an Investor Services Associate Monday through Friday, 9 a.m. – 7 p.m. Eastern Time.

THE EASY WAY TO ADD TO YOUR ACCOUNT: START AN AUTOMATIC INVESTMENT PLAN

For Class N shareholders, systematic investing is an easy, effortless way to help reach any investment goal. Just choose a fixed amount, and we’ll automatically deduct it from your checking or savings account on a regular schedule and invest it in your Aston Funds account. Periodic investment plans involve continuous investments in securities regardless of price. You should consider your financial ability to continue to purchase shares through periods of both high and low price levels. This plan does not assure a profit and does not protect against loss in declining markets.

COMPOUND YOUR EARNINGS WITH AUTOMATIC DIVIDEND REINVESTMENT

By automatically reinvesting dividends into your Fund account, profits have the opportunity to mount. Monthly and quarterly dividends and annual capital gain distributions are reinvested at no charge.

ACCESS INFORMATION AND MAKE TRANSACTIONS ONLINE AT OUR WEBSITE

You can open a new account, access account balances, view statements, obtain fund information, and make transactions online 24 hours a day, 7 days a week.

www.astonfunds.com

Our Automated Shareholder Services Line Is at Your Service 24 Hours a Day
800-992-8151

Investor Services

Associates are available to assist you Monday – Friday 9 a.m. to 7 p.m., Eastern Time. Or, call any time, day or night, for automated account information to make exchanges or check fund performance.

Aston Funds

P.O. Box 9765

Providence, RI 02940

PART C

OTHER INFORMATION

Item 15. Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2    Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3    Shareholders.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Item 16. Exhibits

(1)	a) Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 filed on Form N-1A as filed on April 16, 1996.

b)     State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 filed on Form N-1A as filed on September 21, 2001.

c)     State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 filed on Form N-1A as filed on September 21, 2001.

d)     State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 filed on Form N-1A as filed on November 30, 2006.

(2)	Amended and Restated By-Laws dated July 8, 2010 are incorporated herein by reference to Exhibit (b)(4) to Post-Effective Amendment No. 116 filed on Form N-1A as filed on October 20, 2010.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herein as Appendix A to Part A of this Registration Statement.

(5)	Not applicable

(6)

a)     Investment Advisory Agreement dated April 15, 2010 between the Trust and Aston Asset Management, LP is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 112 filed on Form N-1A as filed on August 30, 2010.

b)     Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management, LP is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 142 filed on Form N-1A as filed on June 22, 2012.

c)     Sub-Investment Advisory Agreement dated February 17, 2012 between Aston Asset Management, LP and Lee Munder Capital Group, LLC is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 139 filed on Form N-1A as filed on February 29, 2012.

(7)

a)     Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 36 filed on Form N-1A filed on December 28, 2001.

b)     Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 36 filed on Form N-1A filed on December 28, 2001.

c) Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 47 filed on Form N-1A filed on February 28, 2003.

d) Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 47 filed on Form N-1A filed on February 28, 2003.

e) Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 47 filed on Form N-1A filed on February 28, 2003.

f)      Distribution Agreement between Aston Funds and BNY Mellon Distributors, Inc. (currently known as Foreside Funds Distributors, LLC) is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 111 filed on Form N-1A as filed on August 6, 2010.

g)     Distribution Agreement between Aston Funds and Foreside Funds Distributors, LLC is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

h) Revised Schedule A to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

i) Form of Selling/Services Agreement for Aston Funds is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 108 filed on Form N-1A as filed on February 26, 2010.

j) ABN AMRO Assignment Agreement is incorporated herein by reference to Exhibit (e)(9) to Post-Effective Amendment No. 74 Filed on Form N-1A as filed on November 30, 2006.

k) Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 filed on Form N-1A as filed on July 31, 2007.

(8)	Not applicable.

(9)

a)     Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 49 filed on Form N-1A as filed on June 30, 2003.

b) Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 58 filed on Form N-1A as filed on June 23, 2005.

c) Revised Exhibit A to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(3) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

d)     Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 filed on Form N-1A as filed on February 27, 2009.

e)     Amendment to the Custodian Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 108 filed on Form N-1A as filed on February 26, 2010.

f)      Letter Agreement between Aston Funds and The Bank of New York Mellon appointing The Bank of New York Mellon as Foreign Custody Manager is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 139 filed on Form N-1A as filed on February 29, 2012.

g)     Amendment to Custodian Services Agreement dated July 1, 2012 is incorporated herein by reference to Exhibit (g)(7) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

(10)	a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 filed on Form N-1A as filed on September 21, 2001.

b)     Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 36 filed on Form N-1A as filed on December 28, 2001.

c)     Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 43 filed on Form N-1A as filed on July 3, 2002.

d) Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(4) to Post-Effective Amendment No. 142 as filed on June 22, 2012.

e)     Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 43 filed on Form N-1A as filed on July 3, 2002.

f)      Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 filed on Form N-1A as filed on September 21, 2001.

g)     Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(10) to Post-Effective Amendment No. 45 filed on Form N-1A as filed on October 28, 2002.

h)     Revised Schedule A to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(8) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

i)      Revised Schedule A to Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(9) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

j)      Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(7) to Post-Effective Amendment No. 133 filed on Form N-1A as filed on July 13, 2011.

(11)	Opinion of Vedder Price P.C. to be filed by amendment.

(12)	Form of Tax Opinion of Vedder Price P.C. to be filed by amendment.

(13)

a)     Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 22 filed on Form N-1A as filed on June 30, 2000.

b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 22 filed on Form N-1A as filed on June 30, 2000.
c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 filed on Form N-1A as filed on March 1, 2001.
d) Amendment No. 3 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 filed on Form N-1A as filed on February 27, 2004.
e) Amendment No. 4 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 filed on Form N-1A as filed on February 27, 2004.
f) Amendment No. 5 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 filed on Form N-1A as filed on February 27, 2004.
g) Amendment No. 6 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 filed on Form N-1A as filed on February 27, 2004.

h)     Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) to Post-Effective Amendment No. 55 filed on Form N-1A as filed on December 29, 2004.

i)      Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 filed on Form N-1A as filed on February 25, 2005.

j)      Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 filed on Form N-1A as filed on February 25, 2005.

k)     Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 filed on Form N-1A as filed on June 23, 2005.

l)      Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 76 filed on Form N-1A as filed on December 22, 2006.

m)    Revised Exhibit A to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

n)     Amendment to the Transfer Agency Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 108 filed on Form N-1A as filed on February 26, 2010.

o)     Amendment to Transfer Agency Services Agreement Regarding Red Flag Services is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 106 filed on Form N-1A as filed on December 30, 2009.

p)     Amendment to Transfer Agency Services Agreement dated July 1, 2012 is incorporated herein by reference to Exhibit (h)(16) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

q)     Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 17 filed on Form N-1A as filed on June 28, 1999.

r)      Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 22 filed on Form N-1A as filed on June 30, 2000.

s)     Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 24 filed on Form N-1A as filed on December 29, 2000.

t)      Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 36 filed on Form N-1A as filed on December 28, 2001.

u) Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 36 filed on Form N-1A as filed on December 28, 2001.

v)     Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 47 filed on Form N-1A as filed on February 28, 2003.

w)    Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 47 filed on Form N-1A as filed on February 28, 2003.

x)     Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 47 filed on Form N-1A as filed on February 28, 2003.

y)     Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) to Post-Effective Amendment No. 50 filed on Form N-1A as filed on December 30, 2003.

z)     Amendment No. 9 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 filed on Form N-1A as filed on February 27, 2004.

aa)   Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 58 filed on Form N-1A as filed on June 23, 2005.

bb)   Amendment No. 11 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(28) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

cc)   Revised Schedule C to the Administration Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 142 filed on Form N-1A as filed on June 22, 2012.

dd)   Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as BNY Mellon Investment Servicing (US) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 22 filed on Form N-1A as filed on June 30, 2000.

ee)   Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 22 filed on Form N-1A as filed on June 30, 2000.

ff)    Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 filed on Form N-1A as filed on March 1, 2001.

gg)   Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 filed on Form N-1A as filed on February 25, 2005.

hh)   Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 filed on Form N-1A as filed on February 25, 2005.

ii)     Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 filed on Form N-1A as filed on February 25, 2005.

jj)     Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 filed on Form N-1A as filed on February 25, 2005.

kk)   Amendment to Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 filed on Form N-1A as filed on February 25, 2005.

ll)     Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 58 filed on Form N-1A as filed on June 23, 2005.

mm)        Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 filed on Form N-1A as filed on February 27, 2009.

nn)   Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 filed on Form N-1A as filed on October 5, 2009.

oo)   Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 97 filed on Form N-1A as filed on February 28, 2008.

pp)   Revised Exhibit A to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

qq)   Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 108 filed on Form N-1A as filed on February 26, 2010.

rr)    Amendment to the Sub-Administration and Accounting Services Agreement dated July 1, 2012 is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 144 filed on Form N-1A as filed on December 28, 2012.

(l4)	Consent of Independent Auditor is filed herewith.

(15)	Not applicable.

(16)	Power of Attorney dated January 22, 2013 is filed herewith.

(17)	Form of Proxy is filed herein and appears following the Proxy Statement/Prospectus included in this Registration Statement.

Item 17. Undertakings

(1)        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)        The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment filed on Form N-1A and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 30th day of January, 2013.

ASTON FUNDS

By:	/s/ Stuart D. Bilton
Stuart D. Bilton
Chief Executive Officer

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Capacity	Date

/s/ Stuart D. Bilton* Stuart D. Bilton	Trustee

/s/ William E. Chapman, II* William E. Chapman, II	Independent Chairman, Trustee

/s/ Edward J. Kaier* Edward J. Kaier	Trustee

/s/ Jeffrey S. Murphy* Jeffrey S. Murphy	Trustee

/s/ Gregory T. Mutz* Gregory T. Mutz	Trustee

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee

/s/ Eric P. Rakowski* Eric P. Rakowski	Trustee

/s/ Robert B. Scherer* Robert B. Scherer	Trustee

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee

Signature	Capacity	Date

/s/ Stuart D. Bilton Stuart D. Bilton	Chief Executive Officer	January 30, 2013

/s/ Laura M. Curylo Laura M. Curylo	Chief Financial Officer and Treasurer	January 30, 2013

/s/ Laura M. Curylo Laura M. Curylo	Attorney-in-fact	January 30, 2013

* Signed by Laura M. Curylo pursuant to a Power of Attorney filed herewith as Exhibit 16.

EXHIBIT INDEX

Exhibit No.	Name of Exhibit

14	Consent of Independent Auditor

16	Powers of Attorney